UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07332
Name of Fund:
BlackRock Funds III
BlackRock Diversified Fixed Income Fund
BlackRock LifePath® ESG Index 2030 Fund
BlackRock LifePath® ESG Index 2035 Fund
BlackRock LifePath® ESG Index 2040 Fund
BlackRock LifePath® ESG Index 2045 Fund
BlackRock LifePath® ESG Index 2050 Fund
BlackRock LifePath® ESG Index 2055 Fund
BlackRock LifePath® ESG Index 2060 Fund
BlackRock LifePath® ESG Index 2065 Fund
BlackRock LifePath® ESG Index 2070 Fund
BlackRock LifePath® ESG Index Retirement Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
10/31/2025
Date of reporting period:
4/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Diversified Fixed Income Fund
Institutional Shares | BDVIX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock Diversified Fixed Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12	0.24%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	2.35%	7.45%	2.81%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	2.75
Key Fund statistics
Net Assets	$1,141,919,099
Number of Portfolio Holdings	4,032
Portfolio Turnover Rate	273%
The Fund commenced operations on January 18, 2023.
Performance shown prior to the Institutional Shares inception date of September 19, 2023 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	36.2%
Corporate Bonds	25.4%
U.S. Treasury Obligations	19.5%
Non-Agency Mortgage-Backed Securities	10.9%
Asset-Backed Securities	5.4%
Foreign Agency Obligations	1.7%
Municipal Bonds	0.4%
Common Stocks	0.3%
Investment Companies	0.1%
Floating Rate Loan Interests	0.1%
Other*	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	60.0%
AA/Aa	2.5%
A	9.1%
BBB/Baa	18.5%
BB/Ba	2.3%
B	0.8%
CCC/Caa	0.4%
CC	0.1%
C	0.2%
D	—	%(b)
N/R	6.1%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

*	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Diversified Fixed Income Fund
Institutional Shares | BDVIX
Semi-Annual Shareholder Report — April 30, 2025
BDVIX-04/25-SAR

BlackRock Diversified Fixed Income Fund
Class K Shares | BDVFX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock Diversified Fixed Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7	0.14%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	2.29%	7.48%	2.86%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	2.75
Key Fund statistics
Net Assets	$1,141,919,099
Number of Portfolio Holdings	4,032
Portfolio Turnover Rate	273%
The Fund commenced operations on January 18, 2023.
On the close of business on September 18, 2023, all of the issued and outstanding shares of the Fund were redesignated as Class K Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	36.2%
Corporate Bonds	25.4%
U.S. Treasury Obligations	19.5%
Non-Agency Mortgage-Backed Securities	10.9%
Asset-Backed Securities	5.4%
Foreign Agency Obligations	1.7%
Municipal Bonds	0.4%
Common Stocks	0.3%
Investment Companies	0.1%
Floating Rate Loan Interests	0.1%
Other*	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	60.0%
AA/Aa	2.5%
A	9.1%
BBB/Baa	18.5%
BB/Ba	2.3%
B	0.8%
CCC/Caa	0.4%
CC	0.1%
C	0.2%
D	—	%(b)
N/R	6.1%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

*	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Diversified Fixed Income Fund
Class K Shares | BDVFX
Semi-Annual Shareholder Report — April 30, 2025
BDVFX-04/25-SAR

BlackRock LifePath® ESG Index 2030 Fund
Institutional Shares | LENIX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	1.18%	9.43%	5.53%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2030 Fund Custom Benchmark	1.25	9.78	5.70
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$6,312,186
Number of Portfolio Holdings	12
Portfolio Turnover Rate	20%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	52.7%
Fixed-Income Funds	47.1%
Money Market Funds	16.1%
Liabilities in Excess of Other Assets	(15.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	39.9%
iShares ESG Aware MSCI USA ETF	29.7%
iShares ESG Aware MSCI EAFE ETF	9.4%
iShares TIPS Bond ETF	7.2%
iShares ESG Aware MSCI EM ETF	4.3%
iShares ESG Aware MSCI USA Small-Cap ETF	3.4%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.2%
iShares MSCI Emerging Markets Small-Cap ETF	0.7%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2030 Fund
Institutional Shares | LENIX
Semi-Annual Shareholder Report — April 30, 2025
LENIX-04/25-SAR

BlackRock LifePath® ESG Index 2030 Fund
Investor A Shares | LENAX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$17(a)	0.35%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	0.95%	9.11%	5.25%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2030 Fund Custom Benchmark	1.25	9.78	5.70
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$6,312,186
Number of Portfolio Holdings	12
Portfolio Turnover Rate	20%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	52.7%
Fixed-Income Funds	47.1%
Money Market Funds	16.1%
Liabilities in Excess of Other Assets	(15.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	39.9%
iShares ESG Aware MSCI USA ETF	29.7%
iShares ESG Aware MSCI EAFE ETF	9.4%
iShares TIPS Bond ETF	7.2%
iShares ESG Aware MSCI EM ETF	4.3%
iShares ESG Aware MSCI USA Small-Cap ETF	3.4%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.2%
iShares MSCI Emerging Markets Small-Cap ETF	0.7%
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2030 Fund
Investor A Shares | LENAX
Semi-Annual Shareholder Report — April 30, 2025
LENAX-04/25-SAR

BlackRock LifePath® ESG Index 2030 Fund
Class K Shares | LENKX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	1.21%	9.46%	5.58%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2030 Fund Custom Benchmark	1.25	9.78	5.70
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$6,312,186
Number of Portfolio Holdings	12
Portfolio Turnover Rate	20%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	52.7%
Fixed-Income Funds	47.1%
Money Market Funds	16.1%
Liabilities in Excess of Other Assets	(15.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	39.9%
iShares ESG Aware MSCI USA ETF	29.7%
iShares ESG Aware MSCI EAFE ETF	9.4%
iShares TIPS Bond ETF	7.2%
iShares ESG Aware MSCI EM ETF	4.3%
iShares ESG Aware MSCI USA Small-Cap ETF	3.4%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.2%
iShares MSCI Emerging Markets Small-Cap ETF	0.7%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2030 Fund
Class K Shares | LENKX
Semi-Annual Shareholder Report — April 30, 2025
LENKX-04/25-SAR

BlackRock LifePath® ESG Index 2035 Fund
Institutional Shares | LEJIX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4(a)	0.09%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	0.98%	10.29%	6.85%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2035 Fund Custom Benchmark	0.95	10.14	6.94
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$5,520,624
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.7%
Fixed-Income Funds	35.2%
Money Market Funds	13.0%
Liabilities in Excess of Other Assets	(12.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	36.3%
iShares ESG Aware U.S. Aggregate Bond ETF	29.0%
iShares ESG Aware MSCI EAFE ETF	11.6%
iShares TIPS Bond ETF	6.2%
iShares ESG Aware MSCI EM ETF	5.3%
iShares ESG Aware MSCI USA Small-Cap ETF	4.1%
iShares Developed Real Estate Index Fund, Class K	3.1%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares MSCI Canada ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2035 Fund
Institutional Shares | LEJIX
Semi-Annual Shareholder Report — April 30, 2025
LEJIX-04/25-SAR

BlackRock LifePath® ESG Index 2035 Fund
Investor A Shares | LEJAX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$17(a)	0.34%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	0.79%	9.91%	6.57%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2035 Fund Custom Benchmark	0.95	10.14	6.94
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$5,520,624
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.7%
Fixed-Income Funds	35.2%
Money Market Funds	13.0%
Liabilities in Excess of Other Assets	(12.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	36.3%
iShares ESG Aware U.S. Aggregate Bond ETF	29.0%
iShares ESG Aware MSCI EAFE ETF	11.6%
iShares TIPS Bond ETF	6.2%
iShares ESG Aware MSCI EM ETF	5.3%
iShares ESG Aware MSCI USA Small-Cap ETF	4.1%
iShares Developed Real Estate Index Fund, Class K	3.1%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares MSCI Canada ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	0.9%
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2035 Fund
Investor A Shares | LEJAX
Semi-Annual Shareholder Report — April 30, 2025
LEJAX-04/25-SAR

BlackRock LifePath® ESG Index 2035 Fund
Class K Shares | LEJKX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.04%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	0.91%	10.31%	6.89%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2035 Fund Custom Benchmark	0.95	10.14	6.94
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$5,520,624
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.7%
Fixed-Income Funds	35.2%
Money Market Funds	13.0%
Liabilities in Excess of Other Assets	(12.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	36.3%
iShares ESG Aware U.S. Aggregate Bond ETF	29.0%
iShares ESG Aware MSCI EAFE ETF	11.6%
iShares TIPS Bond ETF	6.2%
iShares ESG Aware MSCI EM ETF	5.3%
iShares ESG Aware MSCI USA Small-Cap ETF	4.1%
iShares Developed Real Estate Index Fund, Class K	3.1%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares MSCI Canada ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2035 Fund
Class K Shares | LEJKX
Semi-Annual Shareholder Report — April 30, 2025
LEJKX-04/25-SAR

BlackRock LifePath® ESG Index 2040 Fund
Institutional Shares | LEKIX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4(a)	0.08%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	0.55%	10.12%	8.13%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2040 Fund Custom Benchmark	0.66	10.48	8.07
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$12,124,890
Number of Portfolio Holdings	12
Portfolio Turnover Rate	11%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	76.0%
Fixed-Income Funds	23.8%
Money Market Funds	4.5%
Liabilities in Excess of Other Assets	(4.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	42.4%
iShares ESG Aware U.S. Aggregate Bond ETF	19.0%
iShares ESG Aware MSCI EAFE ETF	13.7%
iShares ESG Aware MSCI EM ETF	6.3%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.7%
iShares Developed Real Estate Index Fund, Class K	3.7%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares MSCI Canada ETF	1.8%
iShares MSCI Emerging Markets Small-Cap ETF	1.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2040 Fund
Institutional Shares | LEKIX
Semi-Annual Shareholder Report — April 30, 2025
LEKIX-04/25-SAR

BlackRock LifePath® ESG Index 2040 Fund
Investor A Shares | LEKAX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$16(a)	0.33%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	0.46%	9.86%	7.86%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2040 Fund Custom Benchmark	0.66	10.48	8.07
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$12,124,890
Number of Portfolio Holdings	12
Portfolio Turnover Rate	11%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	76.0%
Fixed-Income Funds	23.8%
Money Market Funds	4.5%
Liabilities in Excess of Other Assets	(4.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	42.4%
iShares ESG Aware U.S. Aggregate Bond ETF	19.0%
iShares ESG Aware MSCI EAFE ETF	13.7%
iShares ESG Aware MSCI EM ETF	6.3%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.7%
iShares Developed Real Estate Index Fund, Class K	3.7%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares MSCI Canada ETF	1.8%
iShares MSCI Emerging Markets Small-Cap ETF	1.1%
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2040 Fund
Investor A Shares | LEKAX
Semi-Annual Shareholder Report — April 30, 2025
LEKAX-04/25-SAR

BlackRock LifePath® ESG Index 2040 Fund
Class K Shares | LEKKX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.03%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	0.62%	10.19%	8.18%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2040 Fund Custom Benchmark	0.66	10.48	8.07
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$12,124,890
Number of Portfolio Holdings	12
Portfolio Turnover Rate	11%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	76.0%
Fixed-Income Funds	23.8%
Money Market Funds	4.5%
Liabilities in Excess of Other Assets	(4.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	42.4%
iShares ESG Aware U.S. Aggregate Bond ETF	19.0%
iShares ESG Aware MSCI EAFE ETF	13.7%
iShares ESG Aware MSCI EM ETF	6.3%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.7%
iShares Developed Real Estate Index Fund, Class K	3.7%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares MSCI Canada ETF	1.8%
iShares MSCI Emerging Markets Small-Cap ETF	1.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2040 Fund
Class K Shares | LEKKX
Semi-Annual Shareholder Report — April 30, 2025
LEKKX-04/25-SAR

BlackRock LifePath® ESG Index 2045 Fund
Institutional Shares | LEHIX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	0.45%	11.07%	8.98%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2045 Fund Custom Benchmark	0.38	10.79	9.02
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$9,357,955
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	86.6%
Fixed-Income Funds	13.2%
Money Market Funds	3.6%
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.2%
iShares ESG Aware MSCI EAFE ETF	15.7%
iShares ESG Aware U.S. Aggregate Bond ETF	10.0%
iShares ESG Aware MSCI EM ETF	7.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.4%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares TIPS Bond ETF	3.2%
iShares MSCI EAFE Small-Cap ETF	2.6%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2045 Fund
Institutional Shares | LEHIX
Semi-Annual Shareholder Report — April 30, 2025
LEHIX-04/25-SAR

BlackRock LifePath® ESG Index 2045 Fund
Investor A Shares | LEHAX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$16(a)	0.32%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	0.39%	10.79%	8.72%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2045 Fund Custom Benchmark	0.38	10.79	9.02
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$9,357,955
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	86.6%
Fixed-Income Funds	13.2%
Money Market Funds	3.6%
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.2%
iShares ESG Aware MSCI EAFE ETF	15.7%
iShares ESG Aware U.S. Aggregate Bond ETF	10.0%
iShares ESG Aware MSCI EM ETF	7.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.4%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares TIPS Bond ETF	3.2%
iShares MSCI EAFE Small-Cap ETF	2.6%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2045 Fund
Investor A Shares | LEHAX
Semi-Annual Shareholder Report — April 30, 2025
LEHAX-04/25-SAR

BlackRock LifePath® ESG Index 2045 Fund
Class K Shares | LEHKX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.02%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	0.44%	11.05%	9.03%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2045 Fund Custom Benchmark	0.38	10.79	9.02
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$9,357,955
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	86.6%
Fixed-Income Funds	13.2%
Money Market Funds	3.6%
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.2%
iShares ESG Aware MSCI EAFE ETF	15.7%
iShares ESG Aware U.S. Aggregate Bond ETF	10.0%
iShares ESG Aware MSCI EM ETF	7.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.4%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares TIPS Bond ETF	3.2%
iShares MSCI EAFE Small-Cap ETF	2.6%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2045 Fund
Class K Shares | LEHKX
Semi-Annual Shareholder Report — April 30, 2025
LEHKX-04/25-SAR

BlackRock LifePath® ESG Index 2050 Fund
Institutional Shares | LEGIX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	0.16%	11.06%	9.47%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2050 Fund Custom Benchmark	0.19	10.98	9.58
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$9,384,305
Number of Portfolio Holdings	12
Portfolio Turnover Rate	14%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.5%
Fixed-Income Funds	5.3%
Money Market Funds	1.7%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.6%
iShares ESG Aware MSCI EAFE ETF	17.3%
iShares ESG Aware MSCI EM ETF	8.0%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3.8%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.2%
iShares TIPS Bond ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	1.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2050 Fund
Institutional Shares | LEGIX
Semi-Annual Shareholder Report — April 30, 2025
LEGIX-04/25-SAR

BlackRock LifePath® ESG Index 2050 Fund
Investor A Shares | LEBAX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$15(a)	0.31%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	(0.04)%	10.79%	9.19%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2050 Fund Custom Benchmark	0.19	10.98	9.58
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$9,384,305
Number of Portfolio Holdings	12
Portfolio Turnover Rate	14%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.5%
Fixed-Income Funds	5.3%
Money Market Funds	1.7%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.6%
iShares ESG Aware MSCI EAFE ETF	17.3%
iShares ESG Aware MSCI EM ETF	8.0%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3.8%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.2%
iShares TIPS Bond ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	1.3%
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2050 Fund
Investor A Shares | LEBAX
Semi-Annual Shareholder Report — April 30, 2025
LEBAX-04/25-SAR

BlackRock LifePath® ESG Index 2050 Fund
Class K Shares | LEPKX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	0.15%	11.13%	9.52%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2050 Fund Custom Benchmark	0.19	10.98	9.58
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$9,384,305
Number of Portfolio Holdings	12
Portfolio Turnover Rate	14%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.5%
Fixed-Income Funds	5.3%
Money Market Funds	1.7%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.6%
iShares ESG Aware MSCI EAFE ETF	17.3%
iShares ESG Aware MSCI EM ETF	8.0%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3.8%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.2%
iShares TIPS Bond ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	1.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2050 Fund
Class K Shares | LEPKX
Semi-Annual Shareholder Report — April 30, 2025
LEPKX-04/25-SAR

BlackRock LifePath® ESG Index 2055 Fund
Institutional Shares | LEEIX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	0.03%	11.20%	9.65%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2055 Fund Custom Benchmark	0.09	11.04	9.75
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$6,566,948
Number of Portfolio Holdings	12
Portfolio Turnover Rate	15%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.3%
Money Market Funds	6.0%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(5.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
iShares ESG Aware MSCI EAFE ETF	18.1%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.2%
iShares TIPS Bond ETF	0.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2055 Fund
Institutional Shares | LEEIX
Semi-Annual Shareholder Report — April 30, 2025
LEEIX-04/25-SAR

BlackRock LifePath® ESG Index 2055 Fund
Investor A Shares | LEVAX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$15(a)	0.31%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	(0.11)%	10.89%	9.37%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2055 Fund Custom Benchmark	0.09	11.04	9.75
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$6,566,948
Number of Portfolio Holdings	12
Portfolio Turnover Rate	15%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.3%
Money Market Funds	6.0%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(5.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
iShares ESG Aware MSCI EAFE ETF	18.1%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.2%
iShares TIPS Bond ETF	0.4%
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2055 Fund
Investor A Shares | LEVAX
Semi-Annual Shareholder Report — April 30, 2025
LEVAX-04/25-SAR

BlackRock LifePath® ESG Index 2055 Fund
Class K Shares | LEVKX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	0.11%	11.28%	9.70%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2055 Fund Custom Benchmark	0.09	11.04	9.75
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$6,566,948
Number of Portfolio Holdings	12
Portfolio Turnover Rate	15%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.3%
Money Market Funds	6.0%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(5.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
iShares ESG Aware MSCI EAFE ETF	18.1%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.2%
iShares TIPS Bond ETF	0.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2055 Fund
Class K Shares | LEVKX
Semi-Annual Shareholder Report — April 30, 2025
LEVKX-04/25-SAR

BlackRock LifePath® ESG Index 2060 Fund
Institutional Shares | LEZIX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	(0.08)%	11.10%	9.61%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2060 Fund Custom Benchmark	0.08	11.05	9.75
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$6,797,347
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.8%
Money Market Funds	7.5%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(7.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.0%
iShares ESG Aware MSCI EAFE ETF	18.2%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.9%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2060 Fund
Institutional Shares | LEZIX
Semi-Annual Shareholder Report — April 30, 2025
LEZIX-04/25-SAR

BlackRock LifePath® ESG Index 2060 Fund
Investor A Shares | LEZAX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$15(a)	0.31%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	(0.18)%	10.86%	9.35%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2060 Fund Custom Benchmark	0.08	11.05	9.75
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$6,797,347
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.8%
Money Market Funds	7.5%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(7.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.0%
iShares ESG Aware MSCI EAFE ETF	18.2%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.9%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2060 Fund
Investor A Shares | LEZAX
Semi-Annual Shareholder Report — April 30, 2025
LEZAX-04/25-SAR

BlackRock LifePath® ESG Index 2060 Fund
Class K Shares | LEZKX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	(0.03)%	11.14%	9.68%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2060 Fund Custom Benchmark	0.08	11.05	9.75
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$6,797,347
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.8%
Money Market Funds	7.5%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(7.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.0%
iShares ESG Aware MSCI EAFE ETF	18.2%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.9%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2060 Fund
Class K Shares | LEZKX
Semi-Annual Shareholder Report — April 30, 2025
LEZKX-04/25-SAR

BlackRock LifePath® ESG Index 2065 Fund
Institutional Shares | LEWIX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	(0.01)%	11.20%	9.68%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2065 Fund Custom Benchmark	0.08	11.05	9.75
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$4,505,292
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	4.1%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(4.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.1%
iShares ESG Aware MSCI EAFE ETF	18.2%
iShares ESG Aware MSCI EM ETF	8.4%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2065 Fund
Institutional Shares | LEWIX
Semi-Annual Shareholder Report — April 30, 2025
LEWIX-04/25-SAR

BlackRock LifePath® ESG Index 2065 Fund
Investor A Shares | LEWAX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$15(a)	0.31%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	(0.15)%	10.90%	9.41%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2065 Fund Custom Benchmark	0.08	11.05	9.75
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$4,505,292
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	4.1%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(4.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.1%
iShares ESG Aware MSCI EAFE ETF	18.2%
iShares ESG Aware MSCI EM ETF	8.4%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2065 Fund
Investor A Shares | LEWAX
Semi-Annual Shareholder Report — April 30, 2025
LEWAX-04/25-SAR

BlackRock LifePath® ESG Index 2065 Fund
Class K Shares | LEWKX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	0.05%	11.18%	9.74%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2065 Fund Custom Benchmark	0.08	11.05	9.75
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80
Key Fund statistics
Net Assets	$4,505,292
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	4.1%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(4.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.1%
iShares ESG Aware MSCI EAFE ETF	18.2%
iShares ESG Aware MSCI EM ETF	8.4%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2065 Fund
Class K Shares | LEWKX
Semi-Annual Shareholder Report — April 30, 2025
LEWKX-04/25-SAR

BlackRock LifePath® ESG Index 2070 Fund
Institutional Shares | LEYIX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Institutional Shares	(0.01)%	(2.11)%
MSCI USA Index	(1.62)	(1.86)
Bloomberg U.S. Aggregate Bond Index	2.57	(0.30)
LifePath® ESG Index 2070 Fund Custom Benchmark	0.08	(1.75)
MSCI USA Extended ESG Focus Index	(2.31)	(2.90)
Key Fund statistics
Net Assets	$1,923,756
Number of Portfolio Holdings	11
Portfolio Turnover Rate	8%
The Fund commenced operations on September 24, 2024.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.0%
Money Market Funds	3.6%
Fixed-Income Funds	1.1%
Liabilities in Excess of Other Assets	(4.7)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.6%
iShares ESG Aware MSCI EAFE ETF	18.4%
iShares ESG Aware MSCI EM ETF	8.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.4%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2070 Fund
Institutional Shares | LEYIX
Semi-Annual Shareholder Report — April 30, 2025
LEYIX-04/25-SAR

BlackRock LifePath® ESG Index 2070 Fund
Investor A Shares | LEYAX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$15(a)	0.31%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Investor A Shares	(0.18)%	(2.27)%
MSCI USA Index	(1.62)	(1.86)
Bloomberg U.S. Aggregate Bond Index	2.57	(0.30)
LifePath® ESG Index 2070 Fund Custom Benchmark	0.08	(1.75)
MSCI USA Extended ESG Focus Index	(2.31)	(2.90)
Key Fund statistics
Net Assets	$1,923,756
Number of Portfolio Holdings	11
Portfolio Turnover Rate	8%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on September 24, 2024.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.0%
Money Market Funds	3.6%
Fixed-Income Funds	1.1%
Liabilities in Excess of Other Assets	(4.7)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.6%
iShares ESG Aware MSCI EAFE ETF	18.4%
iShares ESG Aware MSCI EM ETF	8.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.4%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2070 Fund
Investor A Shares | LEYAX
Semi-Annual Shareholder Report — April 30, 2025
LEYAX-04/25-SAR

BlackRock LifePath® ESG Index 2070 Fund
Class K Shares | LEYKX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Class K Shares	0.01%	(2.09)%
MSCI USA Index	(1.62)	(1.86)
Bloomberg U.S. Aggregate Bond Index	2.57	(0.30)
LifePath® ESG Index 2070 Fund Custom Benchmark	0.08	(1.75)
MSCI USA Extended ESG Focus Index	(2.31)	(2.90)
Key Fund statistics
Net Assets	$1,923,756
Number of Portfolio Holdings	11
Portfolio Turnover Rate	8%
The Fund commenced operations on September 24, 2024.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.0%
Money Market Funds	3.6%
Fixed-Income Funds	1.1%
Liabilities in Excess of Other Assets	(4.7)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.6%
iShares ESG Aware MSCI EAFE ETF	18.4%
iShares ESG Aware MSCI EM ETF	8.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.4%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2070 Fund
Class K Shares | LEYKX
Semi-Annual Shareholder Report — April 30, 2025
LEYKX-04/25-SAR

BlackRock LifePath® ESG Index Retirement Fund
Institutional Shares | LERIX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	1.51%	9.24%	3.39%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
MSCI USA Index	(1.62)	12.25	12.53
LifePath® ESG Index Retirement Fund Custom Benchmark	1.55	9.26	3.50
Bloomberg MSCI U.S. Aggregate ESG Focus Index	2.57	8.01	(1.11)
Key Fund statistics
Net Assets	$7,158,463
Number of Portfolio Holdings	12
Portfolio Turnover Rate	14%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.9%
Equity Funds	39.9%
Money Market Funds	25.0%
Liabilities in Excess of Other Assets	(24.8)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.9%
iShares ESG Aware MSCI USA ETF	22.5%
iShares TIPS Bond ETF	8.0%
iShares ESG Aware MSCI EAFE ETF	6.8%
iShares ESG Aware MSCI EM ETF	3.2%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.2%
iShares MSCI Canada ETF	0.9%
iShares MSCI Emerging Markets Small-Cap ETF	0.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index Retirement Fund
Institutional Shares | LERIX
Semi-Annual Shareholder Report — April 30, 2025
LERIX-04/25-SAR

BlackRock LifePath® ESG Index Retirement Fund
Investor A Shares | LERAX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	1.35%	9.03%	3.14%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
MSCI USA Index	(1.62)	12.25	12.53
LifePath® ESG Index Retirement Fund Custom Benchmark	1.55	9.26	3.50
Bloomberg MSCI U.S. Aggregate ESG Focus Index	2.57	8.01	(1.11)
Key Fund statistics
Net Assets	$7,158,463
Number of Portfolio Holdings	12
Portfolio Turnover Rate	14%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.9%
Equity Funds	39.9%
Money Market Funds	25.0%
Liabilities in Excess of Other Assets	(24.8)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.9%
iShares ESG Aware MSCI USA ETF	22.5%
iShares TIPS Bond ETF	8.0%
iShares ESG Aware MSCI EAFE ETF	6.8%
iShares ESG Aware MSCI EM ETF	3.2%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.2%
iShares MSCI Canada ETF	0.9%
iShares MSCI Emerging Markets Small-Cap ETF	0.5%
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index Retirement Fund
Investor A Shares | LERAX
Semi-Annual Shareholder Report — April 30, 2025
LERAX-04/25-SAR

BlackRock LifePath® ESG Index Retirement Fund
Class K Shares | LERKX
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	1.52%	9.29%	3.44%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
MSCI USA Index	(1.62)	12.25	12.53
LifePath® ESG Index Retirement Fund Custom Benchmark	1.55	9.26	3.50
Bloomberg MSCI U.S. Aggregate ESG Focus Index	2.57	8.01	(1.11)
Key Fund statistics
Net Assets	$7,158,463
Number of Portfolio Holdings	12
Portfolio Turnover Rate	14%
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.9%
Equity Funds	39.9%
Money Market Funds	25.0%
Liabilities in Excess of Other Assets	(24.8)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.9%
iShares ESG Aware MSCI USA ETF	22.5%
iShares TIPS Bond ETF	8.0%
iShares ESG Aware MSCI EAFE ETF	6.8%
iShares ESG Aware MSCI EM ETF	3.2%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.2%
iShares MSCI Canada ETF	0.9%
iShares MSCI Emerging Markets Small-Cap ETF	0.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index Retirement Fund
Class K Shares | LERKX
Semi-Annual Shareholder Report — April 30, 2025
LERKX-04/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• BlackRock Diversified Fixed Income Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
BlackRock Diversified Fixed Income Fund
Derivative Financial Instruments

Schedule of Investments (unaudited)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
1988 CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.54%), 5.80%, 07/15/37(a)(b)	USD	250	$ 250,280
610 Funding CLO Ltd., Series 2016-2RA, Class A1R3, (3-mo. CME Term SOFR + 1.35%), 5.62%, 01/20/34(a)(b)		1,000	997,134
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, (1 mo. Term SOFR + 0.80%), 5.13%, 08/25/35(a)		202	163,817
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(b)		253	255,795
Affirm Asset Securitization Trust(b)
Series 2022-Z1, Class A, 4.55%, 06/15/27		26	25,901
Series 2023-B, Class D, 8.78%, 09/15/28		1,000	1,010,041
Series 2023-X1, Class C, 8.25%, 11/15/28		235	236,369
Series 2023-X1, Class D, 9.55%, 11/15/28		300	300,544
Series 2024-A, Class A, 5.61%, 02/15/29		100	100,415
Series 2024-A, Class B, 5.93%, 02/15/29		510	512,145
Series 2024-B, Class C, 5.06%, 09/15/29		2,250	2,240,059
Series 2024-X1, Class D, 7.29%, 05/15/29		100	100,909
Series 2024-X2, Class C, 5.62%, 12/17/29		700	702,382
Series 2024-X2, Class D, 6.08%, 12/17/29		525	524,841
Affirm Master Trust(b)
Series 2025-1A, Class A, 4.99%, 02/15/33		361	362,829
Series 2025-1A, Class B, 5.13%, 02/15/33		1,000	1,003,703
Series 2025-1A, Class C, 5.28%, 02/15/33		640	641,282
AGL CLO Ltd., Series 2024-32A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.65%, 07/21/37(a)(b)		250	250,000
AGL Core CLO Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.73%, 07/20/37(a)(b)		250	250,249
Ajax Mortgage Loan Trust, Series 2023-B, Class A, 4.25%, 10/25/62(b)		102	99,454
AMSR Trust, Series 2020-SFR4, Class G2, 4.87%, 11/17/37(b)		150	147,412
Anchorage Capital CLO Ltd., Series 2015-6A, Class BR3, (3-mo. CME Term SOFR + 2.10%), 6.37%, 04/22/34(a)(b)		250	249,925
ARES Loan Funding IV Ltd., Series 2023-ALF4A, Class D, (3-mo. CME Term SOFR + 4.68%), 8.94%, 10/15/36(a)(b)		250	250,858
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. Term SOFR + 0.59%), 4.92%, 05/25/35(a)		153	121,703
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1, (1 mo. Term SOFR + 1.09%), 5.42%, 12/25/34(a)		157	143,806
Bain Capital Credit CLO Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.78%, 07/15/37(a)(b)		480	480,491
Ballyrock CLO 15 Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.59%, 01/15/38(a)(b)		420	419,762
Barclays Mortgage Trust, Series 2021-NPL1, Class A, 5.00%, 11/25/51(b)		70	69,711
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE7, Class 1A2, (1 mo. Term SOFR + 0.45%), 4.78%, 09/25/36(a)		72	69,558
Bear Stearns Asset-Backed Securities Trust, Series 2005-2, Class M5, (1 mo. Term SOFR + 5.36%), 6.55%, 06/25/35(a)		210	209,682
Bear Stearns Structured Products Trust, Series 2007- EMX1, Class M1, (1 mo. Term SOFR + 2.11%), 6.44%, 03/25/37(a)(b)		66	64,963
Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class AR4, (3-mo. CME Term SOFR + 1.35%), 5.62%, 04/20/34(a)(b)	USD	500	$ 498,581
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class AR, (3-mo. CME Term SOFR + 1.43%), 5.69%, 07/15/34(a)(b)		250	249,572
Benefit Street Partners CLO XXIX Ltd., Series 2022- 29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.46%, 01/25/38(a)(b)		1,100	1,091,771
Benefit Street Partners CLO XXVII Ltd., Series 2022- 27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.64%, 10/20/37(a)(b)		250	250,000
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.62%, 04/30/31(a)(b)		91	91,409
Birch Grove CLO 3 Ltd., Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.87%, 01/19/38(a)(b)		550	542,630
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(b)		157	158,494
BlueMountain CLO Ltd., Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 6.13%, 10/25/30(a)(b)		250	249,450
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.53%, 10/20/30(a)(b)		70	70,310
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(b)		100	100,942
Canyon CLO Ltd., Series 2023-2A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.31%, 05/15/37(a)(b)		250	249,650
Carlyle Global Market Strategies CLO Ltd., Series 2012-3A, Class A1A2, (3-mo. CME Term SOFR + 1.44%), 5.68%, 01/14/32(a)(b)		108	107,606
CARLYLE U.S. CLO Ltd.(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.67%, 10/21/37		250	249,500
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 6.05%, 10/21/37		250	249,150
CFMT LLC, Series 2023-HB11, Class M2, 4.00%, 02/25/37(a)(b)		100	95,875
CIFC Funding II Ltd., Series 2025-2A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.41%, 04/15/38(a)(b)		250	248,375
CIFC Funding III Ltd., Series 2024-3A, Class A1, (3- mo. CME Term SOFR + 1.48%), 5.75%, 07/21/37(a)(b)		250	250,277
CIFC Funding Ltd.(a)(b)
Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.55%), 5.82%, 04/21/37		280	280,310
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.69%, 07/17/37		250	250,000
Series 2018-3A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.13%, 07/18/31		400	400,440
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.71%, 07/16/37		250	250,000
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.70%, 07/25/37		250	250,093
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.03%, 07/25/37		250	248,375
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.64%, 07/23/37		250	249,890
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 5.87%, 01/20/37		250	250,308
Series 2023-3A, Class B, (3-mo. CME Term SOFR + 2.30%), 6.57%, 01/20/37		300	301,440

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIT Mortgage Loan Trust(a)(b)
Series 2007-1, Class 1M2, (1 mo. Term SOFR + 2.74%), 7.07%, 10/25/37	USD	150	$ 142,740
Series 2007-1, Class 2M2, (1 mo. Term SOFR + 2.74%), 7.07%, 10/25/37		676	623,439
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54(b)		76	80,281
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 6.10%, 06/25/54(a)(b)		128	129,983
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		100	98,519
Conseco Finance Corp., Series 1998-4, Class M1, 6.83%, 04/01/30(a)		89	90,583
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1B, 6.00%, 01/25/43(b)		15	11,562
Credit-Based Asset Servicing and Securitization LLC, Series 2006-MH1, Class B2, 6.75%, 10/25/36(b)		372	300,804
CWABS Asset-Backed Certificates Trust(a)
Series 2006-11, Class 1AF4, 6.30%, 12/25/35		201	194,359
Series 2006-13, Class 1AF4, 3.95%, 01/25/37		59	58,247
Series 2006-14, Class M1, (1 mo. Term SOFR + 0.55%), 4.88%, 02/25/37		21	17,633
CWABS Asset-Backed Notes Trust, Series 2007- SEA2, Class 2A1, (1 mo. Term SOFR + 1.61%), 5.94%, 06/25/47(a)(b)		32	24,889
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. Term SOFR + 0.25%), 4.58%, 01/15/37(a)		1	876
Diameter Capital CLO Ltd.(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.65%, 10/15/37		250	250,009
Series 2024-8A, Class A1A, (3-mo. CME Term SOFR + 1.40%), 5.67%, 10/20/37		460	460,071
Dowson PLC(a)(c)
Series 2024-1, Class E, (1-day SONIA GBP 3.95%), 8.42%, 08/20/31	GBP	110	145,676
Series 2024-1, Class F, (1-day SONIA GBP 6.95%), 11.42%, 08/20/31		162	214,580
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 05/17/32	USD	450	449,925
Dryden CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.61%, 08/20/34(a)(b)		250	249,330
Dryden Senior Loan Fund(a)(b)
Series 2015-41A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.49%, 04/15/31		87	86,779
Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.17%, 07/15/30		400	399,760
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3- mo. CME Term SOFR + 1.43%), 5.71%, 07/17/37(a)(b)		250	250,000
Elmwood CLO II Ltd., Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/20/37(a)(b)		250	250,000
Elmwood CLO III Ltd., Series 2019-3A, Class ERR, (3-mo. CME Term SOFR + 5.95%), 10.22%, 07/18/37(a)(b)		250	234,475
Equity One Mortgage Pass-Through Trust, Series 2003-3, Class M2, 5.46%, 12/25/33(a)		288	245,420
Exeter Automobile Receivables Trust
Series 2022-2A, Class C, 3.85%, 07/17/28		147	147,315
Security		Par (000)	Value
Asset-Backed Securities (continued)
Exeter Automobile Receivables Trust (continued)
Series 2022-5A, Class D, 7.40%, 02/15/29	USD	100	$ 102,105
Series 2023-2A, Class D, 6.32%, 08/15/29		545	555,771
series 2023-3A, Class D, 6.68%, 04/16/29		400	408,682
Series 2023-4A, Class D, 6.95%, 12/17/29		350	359,576
First Franklin Mortgage Loan Trust, Series 2006- FF13, Class A1, (1 mo. Term SOFR + 0.35%), 4.68%, 10/25/36(a)		28	18,111
FirstKey Homes Trust(b)
Series 2022-SFR1, Class E2, 5.00%, 05/19/39		590	581,631
Series 2022-SFR3, Class E2, 3.50%, 07/17/38		633	612,838
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)(b)		144	144,535
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, (3-mo. CME Term SOFR + 0.95%), 5.22%, 04/22/34(a)(b)		480	475,538
Fortuna Consumer Loan ABS DAC, Series 2024-2, Class E, (1-mo. EURIBOR + 4.10%), 6.30%, 10/18/34(a)	EUR	100	114,692
Galaxy XXVI CLO Ltd., Series 2018-26A, Class AR, (3-mo. CME Term SOFR + 1.17%), 5.50%, 11/22/31(a)(b)	USD	125	125,355
Galaxy XXVII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.62%, 07/15/31(a)(b)		42	41,557
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.35%, 10/20/34(a)(b)		250	248,291
Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN1, Class A, 4.50%, 06/25/52(b)		82	81,398
Golub Capital Partners CLO Ltd.(a)(b)
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 5.85%, 01/20/34		250	250,054
Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 5.73%, 07/20/34		250	249,672
Series 2023-66A, Class A, (3-mo. CME Term SOFR + 1.95%), 6.23%, 04/25/36		250	250,149
GoodLeap Home Improvement Solutions Trust(b)
Series 2024-1A, Class A, 5.35%, 10/20/46		318	319,813
Series 2025-1A, Class A, 5.38%, 02/20/49		268	270,021
Gracie Point International Funding LLC(a)(b)
Series 2023-1A, Class A, (90-day Avg SOFR + 1.95%), 6.37%, 09/01/26		140	139,929
Series 2023-2A, Class A, (90-day Avg SOFR + 2.25%), 6.67%, 03/01/27		42	42,046
Series 2024-1A, Class A, (90-day Avg SOFR + 1.70%), 6.12%, 03/01/28		110	109,497
GreenSky Home Improvement Issuer Trust(b)
Series 2024-2, Class A4, 5.15%, 10/27/59		81	81,915
Series 2024-2, Class B, 5.26%, 10/27/59		100	100,155
Series 2024-2, Class D, 6.43%, 10/27/59		323	326,850
GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, 06/25/59(b)		350	354,868
GSAMP Trust, Series 2006-HE4, Class M1, (1 mo. Term SOFR + 0.56%), 4.89%, 06/25/36(a)		100	82,656
HIG RCP LLC, Series 2023-FL1, Class A, (1 mo. Term SOFR + 2.27%), 6.60%, 09/19/38(a)(b)		4	3,728
Huntington Bank Auto Credit-Linked Notes(a)(b)
Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 5.75%, 05/20/32		247	246,653
Series 2024-2, Class B2, (30-day Avg SOFR + 1.35%), 5.70%, 10/20/32		280	279,760
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
INCREF LLC, Series 2025-FL1, Class A, 10/19/42(d)	USD	109	$ 108,727
Invesco CLO Ltd., Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.18%, 10/22/34(a)(b)		250	249,525
Invesco Euro CLO VI DAC, Series 6A, Class D, (3- mo. EURIBOR + 3.05%), 5.33%, 07/15/34(a)(b)	EUR	250	272,188
LCM 36 Ltd., Series 36A, Class A1R, (3-mo. CME Term SOFR + 1.07%), 5.33%, 01/15/34(a)(b)	USD	250	248,158
Lendmark Funding Trust, Series 2022-1A, Class A, 5.12%, 07/20/32(b)		100	99,948
Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, (1 mo. Term SOFR + 0.47%), 4.80%, 03/25/46(a)		113	86,831
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/64(b)		150	147,458
Madison Park Funding LXII Ltd., Series 2022-62A, Class AR, (3-mo. CME Term SOFR + 1.85%), 6.13%, 07/17/36(a)(b)		250	250,534
Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.33%, 04/25/37(a)(b)		250	250,450
Madison Park Funding XXXI Ltd.(a)(b)
Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 6.08%, 07/23/37		250	248,800
Series 2018-31A, Class CR, (3-mo. CME Term SOFR + 2.25%), 6.53%, 07/23/37		250	249,371
Madison Park Funding XXXVIII Ltd., Series 2021- 38A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.66%, 07/17/34(a)(b)		250	250,000
Mariner Finance Issuance Trust(b)
Series 2024-AA, Class A, 5.13%, 09/22/36		178	180,639
Series 2024-BA, Class A, 4.91%, 11/20/38		304	307,119
Mastr Asset Backed Securities Trust, Series 2007- NCW, Class A1, (1 mo. Term SOFR + 0.41%), 4.74%, 05/25/37(a)(b)		172	151,286
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54		104	104,024
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.61%, 04/18/36(a)(b)		250	250,000
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36		28	6,090
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47		299	103,457
Myers Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 5.93%, 10/20/30(a)(b)		290	290,579
Navient Private Education Refi Loan Trust(b)
Series 2015-AA, Class B, 3.50%, 12/15/44		146	141,498
Series 2016-AA, Class B, 3.50%, 12/16/58(a)		144	139,242
Series 2019-CA, Class A2, 3.13%, 02/15/68		16	15,903
Series 2020-CA, Class A2B, (1 mo. Term SOFR + 1.71%), 6.04%, 11/15/68(a)		378	380,416
Series 2021-CA, Class A, 1.06%, 10/15/69		112	100,404
Series 2024-A, Class A, 5.66%, 10/15/72		144	146,764
Nelnet Student Loan Trust(b)
Series 2021-A, Class A1, (1 mo. Term SOFR + 0.91%), 5.23%, 04/20/62(a)		99	98,518
Series 2021-A, Class B1, 2.85%, 04/20/62		100	87,615
Series 2023-PL1A, Class A1A, (30-day Avg SOFR + 2.25%), 6.60%, 11/25/53(a)		60	60,810
Series 2025-AA, Class A1B, (30-day Avg SOFR + 1.10%), 5.44%, 03/15/57(a)		368	364,471
NetCredit Combined Receivables LLC(b)
Series 2024-A, Class A, 7.43%, 10/21/30		354	356,165
Security		Par (000)	Value
Asset-Backed Securities (continued)
NetCredit Combined Receivables LLC(b) (continued)
Series 2024-A, Class B, 8.31%, 10/21/30	USD	500	$ 515,154
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-40A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.58%, 04/16/33(a)(b)		468	467,990
NYMT Trust, Series 2024-RR1, Class A, 7.38%, 05/25/64(b)		141	139,571
OCP CLO Ltd.(a)(b)
Series 2014-5A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.62%, 04/26/31		72	71,825
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.67%, 07/20/37		250	249,625
Series 2020-8RA, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.53%, 10/17/36		331	330,338
Series 2025-40A, Class A, (3-mo. CME Term SOFR + 1.14%), 5.46%, 04/16/38		250	246,453
Octagon 57 Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.91%), 6.17%, 10/15/34(a)(b)		250	249,200
Octagon 66 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.75%), 6.07%, 11/16/36(a)(b)		250	250,187
Octagon Investment Partners 35 Ltd., Series 2018- 1A, Class A1A, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/20/31(a)(b)		69	69,086
Octagon Investment Partners 37 Ltd., Series 2018- 2A, Class B, (3-mo. CME Term SOFR + 2.01%), 6.29%, 07/25/30(a)(b)		250	248,836
Octagon Investment Partners 39 Ltd., Series 2018- 3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.07%, 10/20/30(a)(b)		250	249,925
Octagon Investment Partners XV Ltd., Series 2013- 1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 5.50%, 07/19/30(a)(b)		31	31,458
OHA Credit Funding Ltd.(a)(b)
Series 2019-3A, Class AR2, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/20/38		250	250,000
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.57%, 02/24/37		500	500,000
Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.75%, 04/20/37		250	249,750
Series 2024-19A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.97%, 07/20/37		250	248,050
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.73%, 04/20/37(a)(b)		500	500,298
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/18/37(a)(b)		500	499,702
OHA Loan Funding Ltd.(a)(b)
Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.41%), 5.68%, 01/19/37		250	249,638
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.73%, 07/20/37		250	250,207
OnDeck Asset Securitization Trust IV LLC, Series 2023-1A, Class A, 7.00%, 08/19/30(b)		160	161,993
OneMain Financial Issuance Trust(b)
Series 2020-2A, Class A, 1.75%, 09/14/35		100	96,991
Series 2020-2A, Class B, 2.21%, 09/14/35		240	227,341
Series 2024-1A, Class A, 5.79%, 05/14/41		184	189,763
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37		10	9,828
Orchard Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.63%, 10/20/37(a)(b)		310	309,903

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1-mo. SOFR US + 1.31%), 6.16%, 10/15/37(a)(b)	USD	37	$ 36,508
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 5.98%, 07/24/36(a)(b)		250	249,529
OZLM XVIII Ltd., Series 2018-18A, Class A, (3-mo. CME Term SOFR + 1.28%), 5.54%, 04/15/31(a)(b)		57	57,148
Palmer Square CLO Ltd.(a)(b)
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.73%, 11/14/34		250	249,687
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.92%, 07/20/37		300	297,600
Palmer Square Loan Funding Ltd.(a)(b)
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.05%), 5.31%, 04/15/30		66	65,674
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 5.86%, 04/15/31		250	250,334
PFS Financing Corp., Series 2022-D, Class B, 4.90%, 08/15/27(b)		241	240,845
PRET LLC(b)
Series 2024-NPL4, Class A1, 7.00%, 07/25/54		653	653,578
Series 2024-NPL5, Class A1, 5.96%, 09/25/54		103	102,694
Series 2024-RN2, Class A1, 7.12%, 04/25/54		95	95,806
Progress Residential Trust(b)
Series 2022-SFR3, Class F, 6.60%, 04/17/39		136	135,930
Series 2023-SFR1, Class E1, 6.15%, 03/17/40		690	696,033
Rad CLO Ltd., Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 6.18%, 04/17/36(a)(b)		250	249,725
RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.02%, 01/25/29(b)		73	73,407
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(b)		75	74,637
Regatta XI Funding Ltd., Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.68%, 07/17/37(a)(b)		250	250,019
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 5.42%, 04/15/38(a)(b)		250	248,750
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.81%, 04/26/37(a)(b)		250	250,248
Regional Management Issuance Trust(b)
Series 2021-1, Class A, 1.68%, 03/17/31		11	11,156
Series 2021-2, Class A, 1.90%, 08/15/33		120	113,669
Series 2021-2, Class B, 2.35%, 08/15/33		300	276,016
Series 2022-1, Class A, 3.07%, 03/15/32		158	156,079
Republic Finance Issuance Trust(b)
Series 2024-A, Class B, 6.47%, 08/20/32		100	102,375
Series 2024-B, Class A, 5.42%, 11/20/37		200	202,411
Series 2024-B, Class B, 5.86%, 11/20/37		100	101,142
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)		450	428,340
RR Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.61%, 07/15/37(a)(b)		1,250	1,247,343
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.70%, 01/30/38(a)(b)		1,110	1,103,649
Santander Drive Auto Receivables Trust
Series 2022-3, Class B, 4.13%, 08/16/27		67	67,154
Series 2022-4, Class B, 4.42%, 11/15/27		147	146,449
Series 2022-6, Class B, 4.72%, 06/15/27		27	27,234
Security		Par (000)	Value
Asset-Backed Securities (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2022-7, Class B, 5.95%, 01/17/28	USD	623	$ 625,333
Series 2024-1, Class C, 5.45%, 03/15/30		240	242,549
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(b)		82	83,694
Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(b)		405	401,316
Silver Point CLO Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.63%), 5.89%, 04/15/37(a)(b)		250	250,362
SMB Private Education Loan Trust(b)
Series 2017-A, Class A2B, (1 mo. Term SOFR + 1.01%), 5.34%, 09/15/34(a)		30	29,599
Series 2018-B, Class A2B, (1 mo. Term SOFR + 0.83%), 5.16%, 01/15/37(a)		111	111,072
Series 2019-B, Class B, 3.56%, 06/15/43		800	765,654
Series 2021-A, Class A2A1, (1 mo. Term SOFR + 0.84%), 5.17%, 01/15/53(a)		320	316,950
Series 2021-A, Class B, 2.31%, 01/15/53		466	450,477
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 5.79%, 03/15/56(a)		267	267,648
Series 2024-A, Class B, 5.88%, 03/15/56		154	157,979
Series 2024-C, Class A1B, (30-day Avg SOFR + 1.10%), 5.45%, 06/17/52(a)		89	88,181
SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 02/27/34(b)		651	652,180
SoFi Personal Loan Term, Series 2024-1A, Class A, 6.06%, 02/12/31(b)		75	75,494
SoFi Professional Loan Program LLC(b)
Series 2017-D, Class BFX, 3.61%, 09/25/40		321	308,629
Series 2017-E, Class C, 4.16%, 11/26/40		500	482,543
Soundview Home Loan Trust(a)
Series 2005-OPT3, Class M4, (1 mo. Term SOFR + 1.13%), 5.46%, 11/25/35		25	19,375
Series 2007-NS1, Class M1, (1 mo. Term SOFR + 0.64%), 4.97%, 01/25/37		19	17,881
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(b)		85	85,995
Symphony CLO Ltd., Series 2023-38A, Class B1, (3-mo. CME Term SOFR + 2.25%), 6.53%, 04/24/36(a)(b)		250	250,000
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.64%, 01/15/34(a)(b)		250	249,348
TICP CLO XI Ltd., Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 5.81%, 04/25/37(a)(b)		250	250,240
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3- mo. CME Term SOFR + 1.46%), 5.74%, 07/25/37(a)(b)		250	249,875
Trimaran CAVU Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.64%, 01/25/38(a)(b)		250	250,000
Verdelite Static CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.40%, 07/20/32(a)(b)		210	209,427
Voya CLO Ltd.(a)(b)
Series 2014-1A, Class AAR2, (3-mo. CME Term SOFR + 1.25%), 5.52%, 04/18/31		60	60,320
Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.37%), 5.63%, 10/15/37		330	330,000
WaMu Asset-Backed Certificates WaMu Trust(a)
Series 2007-HE1, Class 2A3, (1 mo. Term SOFR + 0.41%), 4.74%, 01/25/37		259	114,329
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
WaMu Asset-Backed Certificates WaMu Trust(a) (continued)
Series 2007-HE2, Class 2A2, (1 mo. Term SOFR + 0.30%), 4.63%, 04/25/37	USD	387	$ 137,996
Series 2007-HE2, Class 2A3, (1 mo. Term SOFR + 0.36%), 4.69%, 04/25/37		570	203,678
Series 2007-HE2, Class 2A4, (1 mo. Term SOFR + 0.47%), 4.80%, 04/25/37		263	93,946
Washington Mutual Asset-Backed Certificates WMABS Trust, Series 2007-HE2, Class 2A1, (1 mo. Term SOFR + 0.31%), 4.64%, 02/25/37(a)		494	150,127
Westlake Automobile Receivables Trust(b)
Series 2021-2A, Class D, 1.23%, 12/15/26		59	58,317
Series 2022-1A, Class D, 3.49%, 03/15/27		1,000	994,704
Series 2022-2A, Class C, 4.85%, 09/15/27		609	608,560
Series 2023-1A, Class D, 6.79%, 11/15/28		570	584,148
Series 2023-2A, Class B, 6.14%, 03/15/28		100	100,346
Series 2023-2A, Class C, 6.29%, 03/15/28		300	302,874
Series 2023-2A, Class D, 7.01%, 11/15/28		900	922,651
Series 2023-3A, Class C, 6.02%, 09/15/28		305	309,838
Series 2023-3A, Class D, 6.47%, 03/15/29		180	184,916
Series 2023-4A, Class C, 6.64%, 11/15/28		550	564,711
Series 2024-1A, Class D, 6.02%, 10/15/29		680	691,561
Series 2024-2A, Class D, 5.91%, 04/15/30		1,170	1,189,026
Whitebox CLO I Ltd., Series 2019-1AR, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.60%, 07/24/36(a)(b)		250	249,375
Whitebox CLO II Ltd., Series 2020-2A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 6.03%, 10/24/37(a)(b)		400	393,360
Whitebox CLO III Ltd., Series 2021-3A, Class CR, (3-mo. CME Term SOFR + 1.90%), 6.16%, 10/15/35(a)(b)		250	247,229
Wildwood Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.63%, 10/20/37(a)(b)		250	249,926
Total Asset-Backed Securities — 6.0% (Cost: $67,455,227)			68,130,579

	Shares
Common Stocks
Aerospace & Defense — 0.0%
Boeing Co.(e)	235	43,061
Howmet Aerospace, Inc.(f)	285	39,495
Lockheed Martin Corp.	74	35,354
TransDigm Group, Inc.	26	36,740
		154,650
Banks — 0.1%
Bank of America Corp.	874	34,855
Citigroup, Inc.	517	35,352
Flagstar Financial, Inc.	25,843	302,622
JPMorgan Chase & Co.	1,456	356,167
Wells Fargo & Co.	522	37,067
		766,063
Biotechnology — 0.0%
AbbVie, Inc.	160	31,216
Security	Shares	Value
Broadline Retail(e) — 0.0%
Amazon.com, Inc.	179	$ 33,011
MercadoLibre, Inc.	17	39,625
Rakuten Group, Inc.	7,900	46,581
		119,217
Building Products — 0.0%
Trane Technologies PLC(f)	103	39,481
Capital Markets — 0.0%
S&P Global, Inc.	72	36,004
Communications Equipment — 0.0%
CommScope Holding Co., Inc.(e)	9,052	33,854
Consumer Finance — 0.0%
Capital One Financial Corp.(f)	212	38,215
Consumer Staples Distribution & Retail — 0.0%
Costco Wholesale Corp.	38	37,791
Walmart, Inc.	397	38,608
		76,399
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc.(e)	10,797	38,221
Electrical Equipment — 0.0%
GE Vernova, Inc.	151	55,994
Vertiv Holdings Co., Class A	447	38,165
		94,159
Energy Equipment & Services — 0.1%
Flowco Holdings, Inc., Class A(e)	5,616	108,501
Solaris Energy Infrastructure, Inc., Class A	7,827	165,463
		273,964
Entertainment(e) — 0.0%
Live Nation Entertainment, Inc.	284	37,616
Netflix, Inc.	40	45,269
Take-Two Interactive Software, Inc.	173	40,364
Warner Bros Discovery, Inc., Class A	3,488	30,241
		153,490
Financial Services — 0.0%
Mastercard, Inc., Class A	64	35,076
Ground Transportation — 0.0%
Union Pacific Corp.	141	30,408
Health Care Equipment & Supplies — 0.0%
Boston Scientific Corp.(e)	371	38,165
Intuitive Surgical, Inc.(e)	73	37,653
Masimo Corp.(e)(f)	210	33,802
Stryker Corp.	93	34,774
		144,394
Health Care Providers & Services — 0.0%
McKesson Corp.	53	37,778
Hotels, Restaurants & Leisure(e) — 0.1%
Caesars Entertainment, Inc.(f)	1,918	51,901
Genius Sports Ltd.	20,641	222,716
		274,617
Household Durables — 0.0%
Landsea Homes Corp.(e)	4,564	27,840
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp.	662	85,815

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance — 0.0%
Marsh & McLennan Cos., Inc.	147	$ 33,144
Progressive Corp.	125	35,218
		68,362
Interactive Media & Services — 0.0%
Alphabet, Inc., Class C	208	33,465
Meta Platforms, Inc., Class A	58	31,842
		65,307
IT Services — 0.0%
Snowflake, Inc., Class A(e)	237	37,799
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc.	66	28,314
Machinery — 0.0%
Ingersoll Rand, Inc.	418	31,530
Media — 0.0%
AMC Networks, Inc., Class A(e)	4,080	26,112
Metals & Mining — 0.0%
Algoma Steel Group, Inc.	8,320	42,557
U.S. Steel Corp.	2,800	122,388
		164,945
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A(f)	13,606	259,194
Oil, Gas & Consumable Fuels — 0.0%
Kinder Morgan, Inc.(f)	1,792	47,129
New Fortress Energy, Inc., (Acquired 12/24/24, Cost: $—)(e)(g)	1,746	9,481
Venture Global, Inc., Class A(f)	261	2,190
Viper Energy, Inc., Class A(f)	713	28,755
		87,555
Pharmaceuticals — 0.0%
Eli Lilly & Co.	42	37,756
Professional Services — 0.0%
Amentum Holdings, Inc.(e)(f)	4,005	87,389
Residential REITs — 0.0%
Invitation Homes, Inc.	3,137	107,254
Semiconductors & Semiconductor Equipment — 0.0%
Lam Research Corp.	472	33,828
Micron Technology, Inc.	400	30,780
NVIDIA Corp.	325	35,399
		100,007
Software — 0.0%
ANSYS, Inc.(e)(f)	109	35,085
Autodesk, Inc.(e)	141	38,669
Intuit, Inc.	59	37,021
IREN Ltd.(e)(f)	3,797	23,200
Microsoft Corp.	91	35,969
Samsara, Inc., Class A(e)	1,023	40,572
ServiceNow, Inc.(e)	45	42,975
		253,491
Specialty Retail — 0.0%
Home Depot, Inc.	93	33,526
Security	Shares	Value
Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc.	130	$ 32,104
Total Common Stocks — 0.4% (Cost: $3,949,778)		3,911,506

		Par (000)
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
4.75%, 03/30/30	USD	50	50,086
3.38%, 03/01/41		5	3,609
			53,695
Aerospace & Defense — 0.2%
Boeing Co.
5.71%, 05/01/40		75	72,807
5.81%, 05/01/50		130	121,851
5.93%, 05/01/60		100	92,234
7.01%, 05/01/64		49	52,383
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		200	190,465
General Dynamics Corp.
2.25%, 06/01/31(f)		230	202,560
08/15/35(d)		75	75,248
General Electric Co., 6.75%, 03/15/32		25	27,992
L3Harris Technologies, Inc.
4.40%, 06/15/28		65	64,901
1.80%, 01/15/31		75	63,963
5.25%, 06/01/31		127	130,007
Lockheed Martin Corp.
4.07%, 12/15/42		150	124,167
4.09%, 09/15/52		100	77,449
Northrop Grumman Corp.
4.90%, 06/01/34		806	799,738
5.15%, 05/01/40		50	48,115
4.03%, 10/15/47		45	35,264
5.20%, 06/01/54		107	98,539
RTX Corp.
6.70%, 08/01/28		74	78,970
4.13%, 11/16/28		70	69,440
4.50%, 06/01/42		220	191,094
4.63%, 11/16/48		50	42,259
			2,659,446
Automobile Components — 0.0%
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)		192	191,614
Lear Corp., 3.80%, 09/15/27		35	34,101
Phinia, Inc., 6.63%, 10/15/32(b)		118	115,786
Tenneco, Inc., 8.00%, 11/17/28(b)		49	46,810
			388,311
Automobiles — 0.3%
American Honda Finance Corp.
1.20%, 07/08/25		75	74,515
3.50%, 02/15/28		50	48,951
4.90%, 03/13/29(f)		180	182,644
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)		175	150,358
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobiles (continued)
Carvana Co.(b)(h)
(13.00% PIK), 9.00%, 06/01/30(f)	USD	119	$ 125,256
(9.00% PIK), 9.00%, 12/01/28		168	172,978
Ford Motor Credit Co. LLC
3.82%, 11/02/27		200	189,374
7.20%, 06/10/30		200	205,910
General Motors Co., 6.60%, 04/01/36		50	51,349
General Motors Financial Co., Inc.
5.40%, 04/06/26		5	5,010
2.35%, 02/26/27		467	445,885
5.80%, 01/07/29		155	158,197
5.65%, 01/17/29		300	303,886
3.60%, 06/21/30		150	138,005
5.75%, 02/08/31		55	55,521
6.10%, 01/07/34		129	129,629
Honda Motor Co. Ltd., 2.53%, 03/10/27(f)		50	48,458
Toyota Motor Credit Corp.
3.65%, 08/18/25		95	94,796
5.25%, 09/11/28		75	77,347
3.38%, 04/01/30		75	71,442
5.35%, 01/09/35(f)		650	665,849
			3,395,360
Banks — 5.6%
Associated Banc-Corp., (1-day SOFR + 3.03%), 6.46%, 08/29/30(a)		24	24,130
Banco Santander SA, 5.59%, 08/08/28		800	825,042
Bank of America Corp.
3.88%, 08/01/25		100	99,825
4.88%, 04/01/44		27	24,560
(1-day SOFR + 0.96%), 1.73%, 07/22/27(a)		110	106,348
(1-day SOFR + 1.00%), 5.16%, 01/24/31(a)		580	590,809
(1-day SOFR + 1.05%), 2.55%, 02/04/28(a)		70	67,726
(1-day SOFR + 1.15%), 1.32%, 06/19/26(a)		400	398,127
(1-day SOFR + 1.31%), 5.51%, 01/24/36(a)		895	907,178
(1-day SOFR + 1.33%), 2.97%, 02/04/33(a)		1,078	947,720
(1-day SOFR + 1.53%), 1.90%, 07/23/31(a)		330	286,179
(1-day SOFR + 1.58%), 3.31%, 04/22/42(a)		125	94,095
(1-day SOFR + 1.65%), 5.47%, 01/23/35(a)		275	278,936
(1-day SOFR + 1.83%), 4.57%, 04/27/33(a)		254	246,085
(1-day SOFR + 1.88%), 2.83%, 10/24/51(a)		271	165,286
(1-day SOFR + 1.91%), 5.29%, 04/25/34(a)		180	180,489
(1-day SOFR + 1.93%), 2.68%, 06/19/41(a)		340	240,947
(1-day SOFR + 1.99%), 6.20%, 11/10/28(a)		100	104,094
(1-day SOFR + 2.04%), 4.95%, 07/22/28(a)		235	237,520
(1-day SOFR + 2.15%), 2.59%, 04/29/31(a)		590	533,095
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(a)		656	593,803
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(a)		713	693,475
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(a)		95	93,664
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(a)		135	127,363
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(a)		65	55,872
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(a)		240	236,553
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(a)		191	154,734
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(a)		315	242,996
Security		Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
Series L, 4.18%, 11/25/27	USD	80	$ 79,578
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(a)		50	34,940
Bank of Montreal
5.92%, 09/25/25		170	170,882
5.72%, 09/25/28		40	41,632
Series f2f, (1-day SOFR + 0.88%), 4.57%, 09/10/27(a)		160	160,136
Bank of New York Mellon Corp.(a)
(1-day SOFR + 0.84%), 4.89%, 07/21/28		25	25,301
(1-day SOFR + 1.03%), 4.95%, 04/26/27		5	5,028
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28		175	181,370
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28		125	123,383
Bank of Nova Scotia
4.50%, 12/16/25		150	149,610
1.35%, 06/24/26		300	290,151
5.25%, 06/12/28		50	51,407
(5-year CMT + 2.05%), 4.59%, 05/04/37(a)		75	69,254
Barclays PLC
5.20%, 05/12/26		350	350,609
(1-day SOFR + 2.21%), 5.83%, 05/09/27(a)		250	252,603
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29		150	153,941
Citigroup, Inc.
6.00%, 10/31/33		50	51,791
8.13%, 07/15/39		220	272,127
(1-day SOFR + 0.87%), 4.79%, 03/04/29(a)		254	255,253
(1-day SOFR + 1.18%), 2.52%, 11/03/32(a)		7	6,033
(1-day SOFR + 1.28%), 3.07%, 02/24/28(a)		75	73,158
(1-day SOFR + 1.35%), 3.06%, 01/25/33(a)		113	99,270
(1-day SOFR + 1.36%), 5.17%, 02/13/30(a)		179	181,632
(1-day SOFR + 1.45%), 5.45%, 06/11/35(a)		558	559,932
(1-day SOFR + 1.75%), 5.61%, 03/04/56(a)		102	97,468
(1-day SOFR + 1.83%), 6.02%, 01/24/36(a)		231	231,636
(1-day SOFR + 1.94%), 3.79%, 03/17/33(a)		562	516,575
(1-day SOFR + 2.09%), 4.91%, 05/24/33(a)		120	117,915
(1-day SOFR + 2.11%), 2.57%, 06/03/31(a)		859	769,107
(1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		20	20,471
(1-day SOFR + 3.91%), 4.41%, 03/31/31(a)		895	878,699
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(a)		25	24,385
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(a)		45	44,165
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(a)		100	80,057
Citizens Financial Group, Inc., (1-day SOFR + 2.01%), 5.84%, 01/23/30(a)		100	102,365
Cooperatieve Rabobank UA, 4.80%, 01/09/29		250	254,045
Fifth Third Bancorp
3.95%, 03/14/28		75	74,028
(1-day SOFR + 2.34%), 6.34%, 07/27/29(a)		30	31,459
Freedom Mortgage Corp., 12.25%, 10/01/30(b)		44	48,412
Goldman Sachs Group, Inc.
2.60%, 02/07/30		180	164,402
6.75%, 10/01/37		300	322,338
6.25%, 02/01/41		200	208,713
5.15%, 05/22/45		50	44,346
(1-day SOFR + 0.79%), 1.09%, 12/09/26(a)		350	342,562
(1-day SOFR + 0.82%), 1.54%, 09/10/27(a)		30	28,806
(1-day SOFR + 0.91%), 1.95%, 10/21/27(a)		828	797,564

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.09%), 1.99%, 01/27/32(a)	USD	821	$ 699,760
(1-day SOFR + 1.14%), 4.69%, 10/23/30(a)		155	154,621
(1-day SOFR + 1.21%), 5.05%, 07/23/30(a)		65	65,774
(1-day SOFR + 1.26%), 2.65%, 10/21/32(a)		730	633,469
(1-day SOFR + 1.27%), 5.73%, 04/25/30(a)		65	67,376
(1-day SOFR + 1.28%), 2.62%, 04/22/32(a)		787	691,816
(1-day SOFR + 1.32%), 4.94%, 04/23/28(a)		1,361	1,373,402
(1-day SOFR + 1.41%), 3.10%, 02/24/33(a)		75	66,141
(1-day SOFR + 1.42%), 5.02%, 10/23/35(a)		980	949,585
(1-day SOFR + 1.55%), 5.33%, 07/23/35(a)		680	675,806
(1-day SOFR + 1.58%), 5.22%, 04/23/31(a)		604	615,143
(1-day SOFR + 1.70%), 5.73%, 01/28/56(a)		14	13,635
HSBC Holdings PLC
6.50%, 09/15/37		300	311,132
(1-day SOFR + 1.29%), 5.29%, 11/19/30(a)		500	507,579
(1-day SOFR + 1.56%), 5.45%, 03/03/36(a)		395	392,515
(1-day SOFR + 1.57%), 5.89%, 08/14/27(a)		200	203,144
(1-day SOFR + 1.90%), 5.87%, 11/18/35(a)(f)		468	462,587
(1-day SOFR + 1.93%), 2.10%, 06/04/26(a)		500	498,662
(1-day SOFR + 2.65%), 6.33%, 03/09/44(a)		200	209,883
(1-day SOFR + 2.98%), 6.55%, 06/20/34(a)		200	208,983
(1-day SOFR + 3.35%), 7.39%, 11/03/28(a)		200	212,608
Huntington Bancshares, Inc., (1-day SOFR + 2.02%), 6.21%, 08/21/29(a)		100	103,983
ING Groep NV(a)
(1-day SOFR + 1.56%), 6.08%, 09/11/27		725	739,640
(1-day SOFR + 2.09%), 6.11%, 09/11/34		200	210,499
Inter-American Development Bank, 4.50%, 05/15/26		1,190	1,197,422
JPMorgan Chase & Co.
6.40%, 05/15/38		25	27,439
4.95%, 06/01/45		105	95,474
(1-day SOFR + 0.80%), 1.05%, 11/19/26(a)		330	323,558
(1-day SOFR + 0.80%), 4.92%, 01/24/29(a)		550	557,784
(1-day SOFR + 0.86%), 4.51%, 10/22/28(a)		2,217	2,223,265
(1-day SOFR + 0.93%), 4.98%, 07/22/28(a)		752	760,768
(1-day SOFR + 1.01%), 5.14%, 01/24/31(a)		95	97,017
(1-day SOFR + 1.04%), 4.60%, 10/22/30(a)		764	763,483
(1-day SOFR + 1.07%), 1.95%, 02/04/32(a)		396	339,993
(1-day SOFR + 1.13%), 5.00%, 07/22/30(a)		1,874	1,901,097
(1-day SOFR + 1.26%), 2.96%, 01/25/33(a)		734	650,630
(1-day SOFR + 1.34%), 4.95%, 10/22/35(a)		275	268,587
(1-day SOFR + 1.44%), 5.10%, 04/22/31(a)		794	808,383
(1-day SOFR + 1.46%), 5.29%, 07/22/35(a)		23	23,037
(1-day SOFR + 1.80%), 4.59%, 04/26/33(a)		130	127,034
(1-day SOFR + 1.81%), 6.25%, 10/23/34(a)		500	537,010
(1-day SOFR + 1.85%), 5.35%, 06/01/34(a)		267	271,140
(1-day SOFR + 1.89%), 2.18%, 06/01/28(a)		95	90,906
(1-day SOFR + 1.99%), 4.85%, 07/25/28(a)		125	126,348
(1-day SOFR + 2.08%), 4.91%, 07/25/33(a)		575	572,031
(1-day SOFR + 2.44%), 3.11%, 04/22/51(a)		220	145,310
(1-day SOFR + 2.58%), 5.72%, 09/14/33(a)		200	206,307
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(a)		100	98,868
KeyBank NA/Cleveland OH, 5.00%, 01/26/33		463	445,861
KeyCorp., (1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)		50	52,376
Lloyds Banking Group PLC(a)
(1-year CMT + 0.85%), 1.63%, 05/11/27		200	193,815
(3-mo. SOFR US + 1.47%), 3.57%, 11/07/28		200	194,822
M&T Bank Corp.(a)
(1-day SOFR + 2.26%), 6.08%, 03/13/32		330	343,378
(1-day SOFR + 2.80%), 7.41%, 10/30/29		1,235	1,328,541
Security		Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.(a)
(1-year CMT + 0.83%), 2.34%, 01/19/28	USD	200	$ 192,833
(1-year CMT + 1.38%), 5.42%, 02/22/29		250	256,409
Mizuho Financial Group, Inc.(a)
(1-year CMT + 0.90%), 2.65%, 05/22/26		200	199,749
(1-year CMT + 1.90%), 5.75%, 07/06/34		400	412,294
(1-year CMT + 2.05%), 5.41%, 09/13/28		200	204,148
Morgan Stanley
4.35%, 09/08/26		25	24,957
3.59%, 07/22/28(a)		25	24,469
4.38%, 01/22/47		45	37,470
(1-day SOFR + 0.88%), 1.59%, 05/04/27(a)		195	189,331
(1-day SOFR + 1.03%), 1.79%, 02/13/32(a)		144	121,452
(1-day SOFR + 1.11%), 5.23%, 01/15/31(a)		295	300,779
(1-day SOFR + 1.14%), 2.70%, 01/22/31(a)		429	391,853
(1-day SOFR + 1.18%), 2.24%, 07/21/32(a)(f)		347	295,878
(1-day SOFR + 1.20%), 2.51%, 10/20/32(a)		247	213,257
(1-day SOFR + 1.22%), 5.04%, 07/19/30(a)		219	221,701
(1-day SOFR + 1.26%), 5.66%, 04/18/30(a)		1,566	1,619,756
(1-day SOFR + 1.29%), 2.94%, 01/21/33(a)		691	606,958
(1-day SOFR + 1.30%), 5.05%, 01/28/27(a)		100	100,379
(1-day SOFR + 1.38%), 4.99%, 04/12/29(a)		1,262	1,279,215
(1-day SOFR + 1.42%), 5.59%, 01/18/36(a)		329	333,746
(1-day SOFR + 1.51%), 5.19%, 04/17/31(a)		1,210	1,231,936
(1-day SOFR + 1.58%), 5.83%, 04/19/35(a)		155	160,044
(1-day SOFR + 1.59%), 5.16%, 04/20/29(a)		85	86,537
(1-day SOFR + 1.73%), 5.47%, 01/18/35(a)		45	45,457
(1-day SOFR + 1.83%), 6.41%, 11/01/29(a)		146	154,558
(1-day SOFR + 1.87%), 5.25%, 04/21/34(a)		119	119,000
(1-day SOFR + 2.24%), 6.30%, 10/18/28(a)		424	441,524
(1-day SOFR + 2.56%), 6.34%, 10/18/33(a)		171	183,111
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(a)		167	163,983
(5-year CMT + 2.43%), 5.95%, 01/19/38(a)		245	246,985
Morgan Stanley Bank NA, Series BKNT, (1-day SOFR + 1.08%), 4.95%, 01/14/28(a)		319	321,578
NatWest Group PLC, (3-mo. SOFR US + 2.01%), 4.89%, 05/18/29(a)		225	226,302
PNC Financial Services Group, Inc.(a)
(1-day SOFR + 1.26%), 4.81%, 10/21/32		635	629,493
(1-day SOFR + 1.32%), 5.81%, 06/12/26		355	355,331
Regions Financial Corp., 2.25%, 05/18/25		75	74,956
Royal Bank of Canada
3.63%, 05/04/27		200	198,151
4.95%, 02/01/29		125	127,582
5.00%, 02/01/33		25	25,116
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(a)		225	225,458
Santander Holdings USA, Inc.(a)
(1-day SOFR + 2.33%), 5.81%, 09/09/26		50	50,150
(1-day SOFR + 2.50%), 6.17%, 01/09/30		100	102,965
Santander U.K. Group Holdings PLC(a)
(1-day SOFR + 2.60%), 6.53%, 01/10/29		200	208,362
(1-day SOFR + 2.75%), 6.83%, 11/21/26		200	202,017
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28		200	195,143
State Street Corp.(a)
(1-day SOFR + 1.00%), 2.62%, 02/07/33		75	65,085
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29		125	124,011
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25		600	596,572
2.17%, 01/14/27		200	192,965
Toronto-Dominion Bank, 5.10%, 01/09/26		130	130,520
Truist Bank, Series BKNT, 2.25%, 03/11/30		540	475,638
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Truist Financial Corp.
3.70%, 06/05/25	USD	125	$ 124,863
1.20%, 08/05/25		200	198,188
(1-day SOFR + 2.05%), 6.05%, 06/08/27(a)		250	254,096
U.S. Bancorp(a)
(1-day SOFR + 1.41%), 5.42%, 02/12/36		675	677,175
(1-day SOFR + 1.86%), 5.68%, 01/23/35		75	76,422
(1-day SOFR + 2.02%), 5.78%, 06/12/29		115	118,961
UBS Group AG, (1-day SOFR + 1.73%), 3.09%, 05/14/32(a)(b)		200	179,069
Wells Fargo & Co.
4.40%, 06/14/46		75	59,456
(1-day SOFR + 1.07%), 5.71%, 04/22/28(a)		906	926,100
(1-day SOFR + 1.11%), 5.24%, 01/24/31(a)		660	673,687
(1-day SOFR + 1.50%), 5.15%, 04/23/31(a)		177	179,746
(1-day SOFR + 1.50%), 3.35%, 03/02/33(a)		242	217,286
(1-day SOFR + 1.78%), 5.50%, 01/23/35(a)		80	80,616
(1-day SOFR + 1.98%), 4.81%, 07/25/28(a)		100	100,627
(1-day SOFR + 1.99%), 5.56%, 07/25/34(a)		275	278,752
(1-day SOFR + 2.02%), 5.39%, 04/24/34(a)		225	225,919
(1-day SOFR + 2.06%), 6.49%, 10/23/34(a)		425	457,062
(1-day SOFR + 2.10%), 4.90%, 07/25/33(a)		182	178,805
(1-day SOFR + 2.13%), 4.61%, 04/25/53(a)		374	309,661
(1-day SOFR + 2.53%), 3.07%, 04/30/41(a)		160	117,689
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(a)		535	484,814
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(a)		50	46,329
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(a)		380	374,745
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(a)		400	351,875
Westpac Banking Corp., (5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(a)		265	262,946
			63,576,670
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		15	14,501
4.90%, 02/01/46		72	65,642
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/34		250	252,098
5.55%, 01/23/49		30	29,686
5.80%, 01/23/59		20	20,241
Coca-Cola Co.
1.65%, 06/01/30		75	66,218
2.25%, 01/05/32		60	52,782
5.30%, 05/13/54		280	270,481
2.75%, 06/01/60		100	58,404
5.40%, 05/13/64		200	193,967
Constellation Brands, Inc.
3.70%, 12/06/26		100	98,829
2.88%, 05/01/30		125	114,610
4.75%, 05/09/32(f)		105	102,874
Diageo Capital PLC, 5.88%, 09/30/36		150	159,718
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25		35	34,806
4.50%, 11/15/45		20	16,593
Security		Par (000)	Value
Beverages (continued)
PepsiCo, Inc.
4.80%, 07/17/34	USD	75	$ 75,014
3.88%, 03/19/60		375	279,346
			1,905,810
Biotechnology — 0.2%
Amgen, Inc.
5.51%, 03/02/26		160	160,035
4.20%, 03/01/33		85	80,487
4.66%, 06/15/51		20	16,765
3.00%, 01/15/52		38	23,708
5.65%, 03/02/53		265	254,348
4.40%, 02/22/62		315	239,603
5.75%, 03/02/63		65	61,814
Biogen, Inc., 4.05%, 09/15/25		75	74,748
Gilead Sciences, Inc.
2.60%, 10/01/40		80	56,578
5.65%, 12/01/41		100	99,939
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30		1,170	1,000,287
2.80%, 09/15/50		250	143,191
Royalty Pharma PLC, 2.20%, 09/02/30		200	173,518
			2,385,021
Building Materials — 0.2%
Carrier Global Corp., 2.70%, 02/15/31		20	17,982
CRH America Finance, Inc., 5.50%, 01/09/35		950	964,425
Eagle Materials, Inc., 2.50%, 07/01/31		295	257,480
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30		75	64,809
Martin Marietta Materials, Inc.
5.15%, 12/01/34		355	353,069
4.25%, 12/15/47		75	59,263
Trane Technologies Financing Ltd., 5.25%, 03/03/33		150	153,158
Vulcan Materials Co., 4.50%, 06/15/47		75	62,346
			1,932,532
Building Products — 0.1%
Home Depot, Inc.
2.50%, 04/15/27		300	291,684
4.50%, 09/15/32		80	79,592
4.95%, 06/25/34		150	150,831
5.88%, 12/16/36		195	207,656
4.95%, 09/15/52		40	36,026
5.40%, 06/25/64		26	24,679
Lowe’s Cos., Inc.
3.38%, 09/15/25		60	59,721
3.35%, 04/01/27		300	294,701
5.00%, 04/15/33		225	224,254
5.63%, 04/15/53		115	107,706
5.80%, 09/15/62		40	37,722
Patrick Industries, Inc., 6.38%, 11/01/32(b)		115	111,645
			1,626,217
Capital Markets — 0.8%
Ameriprise Financial, Inc.
5.70%, 12/15/28		350	366,528
5.15%, 05/15/33		410	414,982
Ares Capital Corp.
2.15%, 07/15/26		200	192,873
2.88%, 06/15/28		135	125,334
Ares Management Corp., 6.38%, 11/10/28		1,640	1,733,923
Blackstone Private Credit Fund, 3.25%, 03/15/27		75	72,240
Blackstone Secured Lending Fund, 2.85%, 09/30/28		75	68,551

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Blue Owl Capital Corp., 5.95%, 03/15/29	USD	679	$ 673,892
Blue Owl Credit Income Corp., 7.75%, 01/15/29		75	78,806
Blue Owl Finance LLC, 3.13%, 06/10/31		670	585,186
Charles Schwab Corp.
0.90%, 03/11/26		20	19,419
5.88%, 08/24/26		300	305,826
2.45%, 03/03/27		5	4,849
3.20%, 01/25/28		3	2,926
1.65%, 03/11/31		2	1,692
2.30%, 05/13/31		9	7,925
1.95%, 12/01/31		74	62,155
2.90%, 03/03/32(f)		3	2,644
(1-day SOFR + 1.88%), 6.20%, 11/17/29(a)		180	191,066
(1-day SOFR + 2.01%), 6.14%, 08/24/34(a)		110	116,880
(1-day SOFR + 2.21%), 5.64%, 05/19/29(a)		66	68,446
(1-day SOFR + 2.50%), 5.85%, 05/19/34(a)		61	63,736
FS KKR Capital Corp.
2.63%, 01/15/27		110	104,163
3.25%, 07/15/27		150	142,430
3.13%, 10/12/28		220	198,595
6.88%, 08/15/29(f)		380	384,814
6.13%, 01/15/30		560	550,381
Invesco Finance PLC, 3.75%, 01/15/26		125	124,201
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(b)		110	110,518
Jefferies Financial Group, Inc.
4.85%, 01/15/27		20	20,106
5.88%, 07/21/28		30	30,788
Lazard Group LLC, 4.50%, 09/19/28		100	98,835
LPL Holdings, Inc., 5.65%, 03/15/35		655	647,689
Nomura Holdings, Inc., 5.10%, 07/03/25		200	200,091
StoneX Group, Inc., 7.88%, 03/01/31(b)		186	193,632
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(b)		70	71,851
Voya Financial, Inc.
3.65%, 06/15/26		100	99,040
5.00%, 09/20/34(f)		520	497,298
			8,634,311
Chemicals — 0.2%
Air Products and Chemicals, Inc., 4.85%, 02/08/34		150	149,505
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)(f)		104	100,513
DuPont de Nemours, Inc., 5.42%, 11/15/48		20	19,527
Eastman Chemical Co.
5.75%, 03/08/33		50	51,139
5.63%, 02/20/34(f)		370	368,680
Ecolab, Inc., 2.13%, 02/01/32		90	76,753
EIDP, Inc., 4.50%, 05/15/26		35	35,065
LYB International Finance III LLC
5.63%, 05/15/33		125	125,373
4.20%, 05/01/50		60	42,884
3.80%, 10/01/60		100	62,293
PPG Industries, Inc., 1.20%, 03/15/26		50	48,585
RPM International, Inc., 2.95%, 01/15/32		470	407,402
Sherwin-Williams Co.
3.45%, 06/01/27		150	147,425
2.95%, 08/15/29		35	32,751
4.50%, 06/01/47		225	186,436
			1,854,331
Security		Par (000)	Value
Commercial Services & Supplies — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(b)	USD	48	$ 48,170
Block, Inc.
3.50%, 06/01/31		417	372,199
6.50%, 05/15/32(b)		19	19,385
California Institute of Technology
4.32%, 08/01/45		100	85,555
4.70%, 11/01/2111		35	28,397
3.65%, 09/01/2119		50	31,203
Case Western Reserve University, Series 2022-C, 5.41%, 06/01/2122		95	86,299
Cornell University, 4.84%, 06/15/34		75	74,293
Emory University, Series 2020, 2.14%, 09/01/30		35	31,198
Equifax, Inc., 3.10%, 05/15/30		150	138,532
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/32(b)		96	97,277
GATX Corp., 4.00%, 06/30/30		100	96,336
GEO Group, Inc.
8.63%, 04/15/29		217	228,121
10.25%, 04/15/31		180	196,676
Global Payments, Inc.
4.80%, 04/01/26		50	49,971
5.30%, 08/15/29		125	125,968
5.40%, 08/15/32		40	39,773
Hertz Corp., 12.63%, 07/15/29(b)(f)		50	48,632
Massachusetts Institute of Technology, 3.96%, 07/01/38		50	45,502
PayPal Holdings, Inc., 2.30%, 06/01/30		75	67,877
President and Fellows of Harvard College
4.61%, 02/15/35		50	49,240
2.52%, 10/15/50(f)		150	89,789
Quanta Services, Inc.
2.90%, 10/01/30		1,260	1,140,558
2.35%, 01/15/32		220	185,119
5.25%, 08/09/34		90	88,788
3.05%, 10/01/41		50	34,640
RELX Capital, Inc., 5.25%, 03/27/35		85	85,820
S&P Global, Inc.
2.45%, 03/01/27		200	194,311
5.25%, 09/15/33		55	56,333
2.30%, 08/15/60		230	116,736
3.90%, 03/01/62		10	7,365
Trustees of the University of Pennsylvania, 3.61%, 02/15/2119		350	222,435
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48		150	109,412
University of Southern California, 4.98%, 10/01/53(f)		10	9,225
Verisk Analytics, Inc.
4.13%, 03/15/29		530	522,456
5.75%, 04/01/33		50	51,768
5.25%, 06/05/34		620	624,253
5.50%, 06/15/45		40	38,340
3.63%, 05/15/50		35	24,428
			5,562,380
Communications Equipment — 0.2%
CommScope LLC, 8.25%, 03/01/27(b)(f)		125	113,860
Juniper Networks, Inc., 5.95%, 03/15/41		20	19,712
Motorola Solutions, Inc.
4.60%, 02/23/28		90	90,531
2.30%, 11/15/30		400	352,405
2.75%, 05/24/31		650	577,332
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Communications Equipment (continued)
Motorola Solutions, Inc. (continued)
5.60%, 06/01/32	USD	440	$ 455,062
5.40%, 04/15/34		565	570,875
			2,179,777
Construction & Engineering — 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/32(b)(f)		92	89,777
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(c)		400	390,624
Tutor Perini Corp., 11.88%, 04/30/29(b)		127	137,004
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)		49	45,829
			663,234
Consumer Finance — 0.8%
American Express Co.
3.13%, 05/20/26		50	49,394
(1-day SOFR + 1.00%), 5.10%, 02/16/28(a)		665	673,429
(1-day SOFR + 1.33%), 6.34%, 10/30/26(a)		300	302,676
(1-day SOFR + 1.76%), 4.42%, 08/03/33(a)		50	48,340
(1-day SOFR + 1.84%), 5.04%, 05/01/34(a)		220	219,460
(1-day SOFR + 1.93%), 5.63%, 07/28/34(a)		150	151,073
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(a)		215	217,009
Capital One Financial Corp.(a)
(1-day SOFR + 1.56%), 5.46%, 07/26/30		610	619,897
(1-day SOFR + 2.04%), 6.18%, 01/30/36		290	286,388
(1-day SOFR + 2.37%), 5.27%, 05/10/33		50	49,142
(1-day SOFR + 2.44%), 7.15%, 10/29/27		25	25,869
(1-day SOFR + 2.64%), 6.31%, 06/08/29		44	45,848
Discover Financial Services, (1-day SOFR Index + 3.37%), 7.96%, 11/02/34(a)		410	470,303
EZCORP, Inc., 7.38%, 04/01/32(b)		35	36,641
goeasy Ltd.(b)
9.25%, 12/01/28		138	144,478
7.63%, 07/01/29(f)		70	70,559
7.38%, 10/01/30		75	73,704
6.88%, 05/15/30		95	92,652
Mastercard, Inc.
2.95%, 11/21/26		25	24,624
3.35%, 03/26/30		640	615,399
4.95%, 03/15/32		160	163,455
4.55%, 01/15/35		220	214,898
3.85%, 03/26/50		100	78,074
2.95%, 03/15/51		460	300,665
OneMain Finance Corp.
6.63%, 05/15/29		65	65,189
7.13%, 11/15/31(f)		5	5,021
SLM Corp., 6.50%, 01/31/30		80	82,583
Synchrony Financial
3.95%, 12/01/27		37	36,018
5.15%, 03/19/29		248	245,219
2.88%, 10/28/31		852	721,889
7.25%, 02/02/33(f)		1,019	1,039,110
(1-day SOFR + 1.68%), 5.45%, 03/06/31(a)(f)		632	630,256
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(a)(f)		716	725,144
Visa, Inc.
1.10%, 02/15/31		40	33,939
4.30%, 12/14/45		170	146,043
3.65%, 09/15/47		35	26,781
			8,731,169
Security		Par (000)	Value
Consumer Staples Distribution & Retail — 0.1%
Dollar General Corp., 5.20%, 07/05/28	USD	100	$ 101,609
Target Corp.
2.35%, 02/15/30		75	68,656
4.50%, 09/15/34		75	72,060
4.80%, 01/15/53		35	30,657
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29		152	158,148
Walmart, Inc.
4.90%, 04/28/35		1,140	1,154,764
4.50%, 09/09/52		110	95,671
4.50%, 04/15/53		25	21,788
			1,703,353
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)(f)		200	174,082
Berry Global, Inc.
1.57%, 01/15/26		25	24,376
5.65%, 01/15/34		4	4,030
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(b)		46	47,395
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(b)		46	46,121
Packaging Corp. of America
3.00%, 12/15/29		75	70,030
5.70%, 12/01/33		200	206,005
4.05%, 12/15/49		420	313,267
WRKCo, Inc., 3.00%, 06/15/33		80	68,334
			953,640
Distributors — 0.0%
WW Grainger, Inc., 4.45%, 09/15/34		505	489,865
Diversified Consumer Services(i) — 0.0%
Andiron, Series B, 7.32%, 01/21/30		29	28,384
Flourishing Trade & Investment Ltd., (11.04% PIK), 11.04%, 04/02/28		498	502,980
			531,364
Diversified REITs — 1.1%
American Tower Corp.
1.50%, 01/31/28		20	18,469
5.80%, 11/15/28		140	145,796
3.80%, 08/15/29		80	77,337
2.90%, 01/15/30		150	138,924
5.00%, 01/31/30		35	35,556
2.10%, 06/15/30		395	347,970
1.88%, 10/15/30		67	57,656
2.70%, 04/15/31		54	48,013
4.05%, 03/15/32		5	4,742
5.45%, 02/15/34		530	538,372
5.40%, 01/31/35(f)		40	40,457
2.95%, 01/15/51		100	62,168
Brixmor Operating Partnership LP, 4.05%, 07/01/30		20	19,201
Brookfield Capital Finance LLC, 6.09%, 06/14/33		15	15,567
Brookfield Finance, Inc.
4.35%, 04/15/30		125	122,020
5.68%, 01/15/35		400	404,020
Crown Castle, Inc.
1.05%, 07/15/26		65	62,217
4.30%, 02/15/29		25	24,574
5.60%, 06/01/29		254	260,948
3.10%, 11/15/29		100	92,954
3.30%, 07/01/30		125	115,647

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
Crown Castle, Inc. (continued)
2.10%, 04/01/31	USD	170	$ 144,480
2.50%, 07/15/31		86	74,105
2.90%, 04/01/41		50	35,115
Digital Realty Trust LP, 5.55%, 01/15/28		50	51,372
Equinix, Inc.
1.25%, 07/15/25		100	99,263
1.55%, 03/15/28		50	46,170
2.50%, 05/15/31		206	180,374
3.90%, 04/15/32		523	489,521
3.40%, 02/15/52		141	92,305
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28		889	903,044
5.30%, 01/15/29		236	235,770
3.25%, 01/15/32		690	594,524
5.63%, 09/15/34		290	283,516
6.25%, 09/15/54		398	375,340
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26		20	19,934
Kimco Realty OP LLC, 2.80%, 10/01/26		20	19,532
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)		50	46,808
Prologis LP
4.63%, 01/15/33		40	39,321
5.25%, 06/15/53		40	37,071
Regency Centers LP
3.60%, 02/01/27		20	19,765
3.70%, 06/15/30		100	96,213
Rithm Capital Corp., 8.00%, 04/01/29(b)		149	148,757
Service Properties Trust
5.50%, 12/15/27		50	47,631
8.38%, 06/15/29(f)		144	140,819
8.88%, 06/15/32(f)		148	143,000
Sun Communities Operating LP, 2.70%, 07/15/31		390	340,804
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
10.50%, 02/15/28		138	146,526
6.50%, 02/15/29		80	73,186
VICI Properties LP
4.75%, 04/01/28		65	64,998
4.95%, 02/15/30		600	595,766
5.13%, 11/15/31		612	605,438
5.13%, 05/15/32		1,308	1,280,089
6.13%, 04/01/54		80	76,637
VICI Properties LP/VICI Note Co., Inc.(b)
4.25%, 12/01/26		862	853,031
4.50%, 01/15/28		158	155,486
4.63%, 12/01/29		469	455,519
4.13%, 08/15/30		314	296,209
XHR LP, 4.88%, 06/01/29(b)		50	46,998
			11,987,045
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
1.70%, 03/25/26		730	711,986
1.65%, 02/01/28(f)		260	242,677
3.10%, 02/01/43		125	88,182
4.35%, 06/15/45		45	36,376
5.45%, 03/01/47		172	159,428
4.50%, 03/09/48		56	45,673
3.50%, 09/15/53		589	394,233
3.80%, 12/01/57		275	189,299
3.65%, 09/15/59		1,019	673,996
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
3.50%, 02/01/61	USD	50	$ 31,808
British Telecommunications PLC, 9.63%, 12/15/30		120	146,860
Cisco Systems, Inc.
4.85%, 02/26/29		150	153,823
4.95%, 02/24/32		190	193,849
5.30%, 02/26/54		205	195,633
Deutsche Telekom International Finance BV, 9.25%, 06/01/32		20	24,764
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)		140	138,555
6.75%, 05/01/29(b)		205	205,860
5.88%, 11/01/29		140	139,570
Level 3 Financing, Inc.(b)
4.25%, 07/01/28		259	222,756
10.50%, 04/15/29(f)		263	291,203
10.00%, 10/15/32		45	45,017
Lumen Technologies, Inc., 10.00%, 10/15/32(b)(f)		208	207,480
SoftBank Group Corp., 7.00%, 07/08/31(c)		450	457,171
Sprint Capital Corp., 8.75%, 03/15/32		570	684,163
TELUS Corp., 2.80%, 02/16/27		75	72,911
Verizon Communications, Inc.
5.05%, 05/09/33		100	100,828
4.40%, 11/01/34		385	363,239
5.25%, 04/02/35		535	537,747
5.85%, 09/15/35		297	310,242
4.75%, 11/01/41		45	39,919
4.86%, 08/21/46		45	39,624
3.55%, 03/22/51		610	430,520
			7,575,392
Electric Utilities — 2.6%
AEP Texas, Inc.
4.70%, 05/15/32		105	101,899
5.40%, 06/01/33		35	34,990
5.70%, 05/15/34		24	24,146
3.45%, 05/15/51		198	130,320
5.25%, 05/15/52		120	104,510
Series G, 4.15%, 05/01/49		36	26,816
AEP Transmission Co. LLC
5.15%, 04/01/34		40	39,915
3.75%, 12/01/47		48	35,531
3.15%, 09/15/49		139	91,476
5.40%, 03/15/53		100	93,949
Series M, 3.65%, 04/01/50		41	29,713
Series N, 2.75%, 08/15/51		41	24,401
Alabama Power Co.
5.85%, 11/15/33		80	85,016
4.30%, 01/02/46		29	24,013
3.13%, 07/15/51		59	38,499
Ameren Corp., 5.70%, 12/01/26		110	111,919
Ameren Illinois Co.
4.95%, 06/01/33		135	134,953
5.90%, 12/01/52		20	20,457
American Electric Power Co., Inc., 5.63%, 03/01/33		50	51,235
Appalachian Power Co., Series BB, 4.50%, 08/01/32		30	28,769
Arizona Public Service Co.
2.20%, 12/15/31		45	38,067
5.55%, 08/01/33		170	171,898
Baltimore Gas and Electric Co.
2.25%, 06/15/31		25	21,995
3.75%, 08/15/47		49	36,469
5.40%, 06/01/53		150	139,857
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	USD	75	$ 63,284
6.13%, 04/01/36		75	79,073
5.15%, 11/15/43		45	41,925
4.45%, 01/15/49		125	100,803
4.60%, 05/01/53		230	187,815
Black Hills Corp., 6.00%, 01/15/35		80	82,624
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28		10	10,309
5.15%, 03/01/34		50	50,244
4.50%, 04/01/44		20	17,205
Series AJ, 4.85%, 10/01/52		40	35,249
CenterPoint Energy, Inc., 1.45%, 06/01/26		50	48,373
Commonwealth Edison Co., 5.65%, 06/01/54		135	131,367
Connecticut Light and Power Co., 4.95%, 01/15/30		130	132,958
Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/52(f)		170	176,244
5.70%, 05/15/54		60	58,917
Series 2006-A, 5.85%, 03/15/36		100	104,908
Constellation Energy Generation LLC
5.80%, 03/01/33		15	15,541
6.50%, 10/01/53		25	25,867
Consumers Energy Co.
4.90%, 02/15/29		25	25,488
4.60%, 05/30/29		40	40,437
4.70%, 01/15/30		40	40,566
4.63%, 05/15/33		85	83,086
05/15/35(d)		90	90,254
4.35%, 04/15/49		25	20,674
2.50%, 05/01/60		30	16,133
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(c)		391	391,506
Diamond II Ltd., 7.95%, 07/28/26(c)		450	448,875
Dominion Energy, Inc.
Series A, 4.35%, 08/15/32		50	47,140
Series B, 5.95%, 06/15/35		100	103,471
Series F, 5.25%, 08/01/33		50	49,647
DTE Electric Co.
5.20%, 04/01/33		80	81,143
5.20%, 03/01/34		75	75,899
Series B, 3.65%, 03/01/52		20	14,392
DTE Energy Co., 4.88%, 06/01/28		125	126,220
Duke Energy Carolinas LLC
4.95%, 01/15/33		20	20,116
3.70%, 12/01/47		504	370,702
3.20%, 08/15/49		338	224,519
3.45%, 04/15/51		62	42,987
3.55%, 03/15/52		45	31,468
5.35%, 01/15/53		53	49,788
5.40%, 01/15/54		150	142,957
Duke Energy Corp.
4.85%, 01/05/29(f)		135	136,824
3.95%, 08/15/47		86	62,972
5.00%, 08/15/52(f)		80	68,392
6.10%, 09/15/53(f)		200	199,367
5.80%, 06/15/54		473	453,274
Duke Energy Florida LLC
3.00%, 12/15/51		299	187,434
5.95%, 11/15/52		45	45,526
Duke Energy Indiana LLC, 5.40%, 04/01/53		10	9,329
Duke Energy Progress LLC
3.40%, 04/01/32		320	292,199
5.25%, 03/15/33		50	50,986
Security		Par (000)	Value
Electric Utilities (continued)
Duke Energy Progress LLC (continued)
5.05%, 03/15/35(f)	USD	216	$ 215,326
2.90%, 08/15/51		50	30,808
5.35%, 03/15/53		408	380,661
5.55%, 03/15/55		120	115,919
Edison International
5.75%, 06/15/27(f)		196	197,244
4.13%, 03/15/28		20	19,313
Entergy Arkansas LLC, 5.75%, 06/01/54		30	29,464
Entergy Corp., 2.80%, 06/15/30		20	18,202
Entergy Louisiana LLC, 4.20%, 09/01/48		250	196,794
Entergy Mississippi LLC
5.00%, 09/01/33		150	148,939
5.85%, 06/01/54		25	24,902
Entergy Texas, Inc.
1.75%, 03/15/31		50	42,725
5.80%, 09/01/53		100	98,106
Evergy Kansas Central, Inc.
5.90%, 11/15/33		20	21,063
5.70%, 03/15/53		40	38,877
Evergy Metro, Inc., 5.40%, 04/01/34		30	30,523
Eversource Energy
4.75%, 05/15/26		150	150,147
5.13%, 05/15/33		50	49,281
5.50%, 01/01/34		225	225,025
Exelon Corp.
3.35%, 03/15/32		110	99,619
5.60%, 03/15/53(f)		40	37,500
FirstEnergy Corp.
2.65%, 03/01/30		31	28,111
Series B, 3.90%, 07/15/27		554	547,597
Series C, 4.85%, 07/15/47		79	65,766
Series C, 3.40%, 03/01/50		926	609,612
FirstEnergy Transmission LLC
5.00%, 01/15/35		545	537,211
5.45%, 07/15/44(b)		185	176,463
4.55%, 04/01/49(b)		501	419,165
Florida Power & Light Co.
5.05%, 04/01/28		30	30,782
5.10%, 04/01/33		110	111,450
5.95%, 02/01/38		75	79,693
5.96%, 04/01/39		25	26,487
4.05%, 10/01/44		60	49,034
3.99%, 03/01/49		103	80,504
3.15%, 10/01/49		100	67,037
2.88%, 12/04/51		225	141,444
5.30%, 04/01/53		190	181,040
5.80%, 03/15/65		139	139,910
Georgia Power Co.
4.85%, 03/15/31		40	40,650
4.70%, 05/15/32		158	156,977
4.95%, 05/17/33		199	198,494
5.13%, 05/15/52(f)		257	235,511
Series 2010-C, 4.75%, 09/01/40		50	45,630
Series B, 3.70%, 01/30/50(f)		37	27,176
Idaho Power Co., 5.80%, 04/01/54		25	24,574
India Clean Energy Holdings, 4.50%, 04/18/27(c)		400	373,800
Indiana Michigan Power Co., 5.63%, 04/01/53		20	19,257
Interstate Power and Light Co., 4.10%, 09/26/28		50	49,481
JSW Hydro Energy Ltd., 4.13%, 05/18/31(c)		221	194,977
Kentucky Utilities Co., 3.30%, 06/01/50		25	16,708
MidAmerican Energy Co.
4.25%, 07/15/49		23	18,466

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
MidAmerican Energy Co. (continued)
5.85%, 09/15/54	USD	30	$ 30,330
5.30%, 02/01/55		45	41,952
Minejesa Capital BV, 5.63%, 08/10/37(c)		300	279,300
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		381	364,428
National Grid PLC, 5.42%, 01/11/34		40	40,461
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26		40	40,766
5.05%, 09/15/28		70	71,604
5.15%, 06/15/29		85	87,312
Nevada Power Co.
6.00%, 03/15/54		15	15,185
Series CC, 3.70%, 05/01/29		35	34,276
NextEra Energy Capital Holdings, Inc.
4.95%, 01/29/26		135	135,285
2.25%, 06/01/30		25	22,258
5.05%, 02/28/33		150	149,188
5.55%, 03/15/54		65	60,766
Northern States Power Co.
5.10%, 05/15/53		120	109,356
5.40%, 03/15/54		50	47,478
5.65%, 06/15/54		35	34,642
NSTAR Electric Co., 4.95%, 09/15/52		50	44,516
Oglethorpe Power Corp.
5.05%, 10/01/48		10	8,724
6.20%, 12/01/53		75	75,141
Ohio Power Co.
5.65%, 06/01/34		240	243,276
4.00%, 06/01/49		64	47,559
Series P, 2.60%, 04/01/30		195	177,508
Series Q, 1.63%, 01/15/31		47	39,448
Series R, 2.90%, 10/01/51		130	78,215
Oklahoma Gas and Electric Co.
5.40%, 01/15/33		75	76,520
5.60%, 04/01/53		40	38,479
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30		70	64,504
5.65%, 11/15/33		50	51,951
5.30%, 06/01/42		105	99,972
Pacific Gas and Electric Co.
3.15%, 01/01/26		55	54,314
2.95%, 03/01/26		65	63,933
3.30%, 03/15/27		150	146,426
6.10%, 01/15/29		50	51,672
3.25%, 06/01/31		100	89,180
6.15%, 01/15/33		149	151,950
6.40%, 06/15/33		135	139,587
6.95%, 03/15/34		443	475,075
5.80%, 05/15/34		186	185,657
5.70%, 03/01/35		155	152,857
4.50%, 07/01/40		145	120,219
3.75%, 08/15/42		33	23,583
4.75%, 02/15/44		100	80,938
4.95%, 07/01/50		320	257,769
3.50%, 08/01/50		115	73,545
5.25%, 03/01/52		241	200,481
6.75%, 01/15/53		538	541,594
6.70%, 04/01/53		323	326,594
5.90%, 10/01/54		141	129,044
6.15%, 03/01/55		142	133,080
PacifiCorp.
5.10%, 02/15/29		225	229,488
5.30%, 02/15/31		60	61,623
Security		Par (000)	Value
Electric Utilities (continued)
PacifiCorp. (continued)
5.35%, 12/01/53	USD	20	$ 17,841
5.50%, 05/15/54		30	27,144
PECO Energy Co.
2.85%, 09/15/51		213	130,616
4.60%, 05/15/52		54	45,462
4.38%, 08/15/52		40	32,738
PG&E Corp., 5.25%, 07/01/30(f)		1,193	1,149,433
Potomac Electric Power Co., 5.20%, 03/15/34		140	141,304
PPL Electric Utilities Corp.
4.85%, 02/15/34		105	104,118
5.25%, 05/15/53		40	37,766
Public Service Co. of Colorado
1.88%, 06/15/31		75	63,653
5.25%, 04/01/53		20	18,080
5.75%, 05/15/54		65	63,210
Series 39, 4.50%, 06/01/52		60	48,752
Public Service Co. of Oklahoma, 5.25%, 01/15/33		50	50,063
Public Service Electric and Gas Co.
4.65%, 03/15/33		80	79,208
5.20%, 08/01/33		50	50,960
5.20%, 03/01/34		65	66,378
3.95%, 05/01/42		60	49,202
5.45%, 08/01/53		100	96,845
Public Service Enterprise Group, Inc., 2.45%, 11/15/31		100	86,942
Puget Sound Energy, Inc.
4.22%, 06/15/48		100	79,310
5.45%, 06/01/53		10	9,441
5.69%, 06/15/54		30	29,034
San Diego Gas & Electric Co.
5.35%, 04/01/53		90	82,914
Series VVV, 1.70%, 10/01/30		100	85,770
Sempra, 4.00%, 02/01/48		100	72,176
Sierra Pacific Power Co., 5.90%, 03/15/54		30	29,747
Southern California Edison Co.
5.30%, 03/01/28		602	610,312
2.25%, 06/01/30		204	178,627
5.45%, 06/01/31		165	166,863
5.63%, 02/01/36		34	33,353
5.50%, 03/15/40		35	32,471
3.45%, 02/01/52		80	50,781
5.70%, 03/01/53		150	134,179
5.88%, 12/01/53(f)		20	18,442
5.75%, 04/15/54		20	18,030
Series 2005-B, 5.55%, 01/15/36(f)		40	38,941
Series 2006-E, 5.55%, 01/15/37		33	31,813
Southern Co.
3.25%, 07/01/26		250	246,686
4.85%, 06/15/28		95	96,579
5.70%, 10/15/32		159	165,228
5.20%, 06/15/33		30	30,188
5.70%, 03/15/34		70	72,371
4.85%, 03/15/35(f)		301	291,689
4.25%, 07/01/36		21	19,025
Series 2021-A, (5-year CMT + 2.92%), 3.75%, 09/15/51(a)		100	96,820
Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(a)		60	59,120
Southwestern Electric Power Co.
5.30%, 04/01/33		10	9,955
Series M, 4.10%, 09/15/28		95	93,358
Series N, 1.65%, 03/15/26		50	48,753
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
System Energy Resources, Inc., 5.30%, 12/15/34	USD	540	$ 533,372
Tampa Electric Co.
4.90%, 03/01/29		25	25,408
5.15%, 03/01/35		530	527,906
Tucson Electric Power Co., 5.50%, 04/15/53		10	9,414
Union Electric Co.
5.20%, 04/01/34		50	50,480
5.45%, 03/15/53		110	104,587
5.13%, 03/15/55		195	176,065
Virginia Electric and Power Co.
6.35%, 11/30/37		50	53,539
2.45%, 12/15/50		226	124,391
5.45%, 04/01/53		100	93,415
5.70%, 08/15/53		95	92,591
5.65%, 03/15/55		80	76,675
Series A, 3.80%, 04/01/28(f)		200	197,803
Series B, 3.75%, 05/15/27		100	99,241
Series D, 4.65%, 08/15/43		125	108,058
Vistra Operations Co. LLC(b)
5.05%, 12/30/26		115	115,496
6.88%, 04/15/32		45	46,610
6.95%, 10/15/33		86	92,346
6.00%, 04/15/34		562	566,977
5.70%, 12/30/34		1,035	1,030,142
WEC Energy Group, Inc., 5.60%, 09/12/26		21	21,286
Wisconsin Power and Light Co., 3.95%, 09/01/32		135	125,790
Xcel Energy, Inc.
4.60%, 06/01/32		55	52,976
5.50%, 03/15/34		100	100,210
			29,926,213
Electrical Equipment — 0.0%
Regal Rexnord Corp., 6.40%, 04/15/33		50	50,950
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 2.20%, 09/15/31		120	104,251
Arrow Electronics, Inc., 3.88%, 01/12/28		95	93,005
Avnet, Inc., 6.25%, 03/15/28		45	46,578
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29		670	624,075
3.57%, 12/01/31		370	333,080
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		15	15,617
Emerson Electric Co.
2.00%, 12/21/28		50	46,365
5.00%, 03/15/35(f)		345	350,048
Fortive Corp., 3.15%, 06/15/26		25	24,570
Honeywell International, Inc.
4.88%, 09/01/29		25	25,532
4.50%, 01/15/34		370	357,529
5.00%, 03/01/35		100	99,590
Jabil, Inc., 4.25%, 05/15/27(f)		100	99,584
Keysight Technologies, Inc., 4.95%, 10/15/34		185	179,853
NCR Atleos Corp., 9.50%, 04/01/29(b)		178	191,506
TD SYNNEX Corp., 1.75%, 08/09/26		175	167,448
			2,758,631
Energy Equipment & Services(b) — 0.0%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29		64	64,781
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29		97	97,940
			162,721
Security		Par (000)	Value
Entertainment — 0.3%
Odeon Finco PLC, 12.75%, 11/01/27(b)	USD	125	$ 127,015
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(b)		71	41,535
Warnermedia Holdings, Inc.
3.76%, 03/15/27		2,591	2,521,425
4.28%, 03/15/32		25	21,407
5.05%, 03/15/42		125	94,220
5.14%, 03/15/52		290	198,262
			3,003,864
Environmental, Maintenance & Security Service — 0.1%
Republic Services, Inc.
2.30%, 03/01/30		50	45,494
5.20%, 11/15/34		335	340,853
3.05%, 03/01/50		380	252,769
Reworld Holding Corp., 4.88%, 12/01/29(b)		52	48,588
Waste Connections, Inc.
2.60%, 02/01/30		150	137,857
2.20%, 01/15/32		25	21,286
3.20%, 06/01/32		85	76,459
Waste Management, Inc.
4.95%, 07/03/31		535	547,675
4.88%, 02/15/34		50	50,220
			1,521,201
Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26		240	232,123
3.30%, 01/30/32		150	132,536
4.95%, 09/10/34		900	862,519
Air Lease Corp.
3.63%, 12/01/27		50	49,031
4.63%, 10/01/28		100	99,944
Ally Financial, Inc.
8.00%, 11/01/31		200	221,480
(1-day SOFR + 2.82%), 6.85%, 01/03/30(a)		75	77,843
(1-day SOFR + 3.26%), 6.99%, 06/13/29(a)		20	20,775
(5-year CMT + 2.45%), 6.65%, 01/17/40(a)		140	133,319
AT&T Reign II Multi-Property Lease-Backed Pass- Through Trust, 6.09%, 12/15/44(b)		415	415,846
Burford Capital Global Finance LLC(b)
6.88%, 04/15/30		15	14,970
9.25%, 07/01/31		130	136,961
Coinbase Global, Inc.(b)
3.38%, 10/01/28		180	165,670
3.63%, 10/01/31(f)		58	50,335
Credit Acceptance Corp.(b)
9.25%, 12/15/28		109	115,192
6.63%, 03/15/30		70	68,685
Freedom Mortgage Holdings LLC, 8.38%, 04/01/32(b)		30	29,341
Intercontinental Exchange, Inc.
3.75%, 09/21/28		20	19,649
4.95%, 06/15/52		75	66,487
Nasdaq, Inc.
5.65%, 06/28/25		20	20,024
5.35%, 06/28/28		18	18,501
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/29(b)		80	81,311
ORIX Corp., 5.20%, 09/13/32		50	50,613

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
PennyMac Financial Services, Inc.(b)
7.13%, 11/15/30	USD	60	$ 61,016
6.88%, 02/15/33		95	94,867
UWM Holdings LLC, 6.63%, 02/01/30(b)		138	136,464
			3,375,502
Food Products — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26		50	48,864
4.50%, 08/15/33		20	19,348
Bunge Ltd. Finance Corp., 2.75%, 05/14/31		25	22,379
General Mills, Inc., 4.95%, 03/29/33		25	24,851
Hershey Co., 2.30%, 08/15/26		35	34,262
J.M. Smucker Co.
3.38%, 12/15/27		20	19,582
4.25%, 03/15/35		150	138,152
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27		75	72,352
5.13%, 02/01/28		50	50,531
5.75%, 04/01/33		116	118,403
Kraft Heinz Foods Co., 5.20%, 07/15/45		45	40,787
Kroger Co.
5.00%, 09/15/34		140	137,217
5.50%, 09/15/54		110	102,895
Pilgrim’s Pride Corp.
6.25%, 07/01/33		640	666,567
6.88%, 05/15/34		200	216,739
Post Holdings, Inc.(b)
6.38%, 03/01/33		108	106,786
6.25%, 10/15/34		73	72,394
Sysco Corp., 3.25%, 07/15/27		25	24,437
The Campbell’s Co., 5.20%, 03/19/27		25	25,401
Tyson Foods, Inc., 5.10%, 09/28/48		50	44,328
U.S. Foods, Inc., 7.25%, 01/15/32(b)		139	145,409
United Natural Foods, Inc., 6.75%, 10/15/28(b)(f)		126	123,712
			2,255,396
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		161	160,005
Atmos Energy Corp.
5.90%, 11/15/33		50	53,166
4.13%, 10/15/44		30	24,738
6.20%, 11/15/53		30	31,869
National Fuel Gas Co., 5.95%, 03/15/35		310	310,782
NiSource, Inc.
5.40%, 06/30/33		10	10,067
5.35%, 04/01/34		80	80,528
5.00%, 06/15/52		45	39,163
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29		50	48,111
2.50%, 03/15/31		52	45,914
5.40%, 06/15/33		100	101,281
Southern California Gas Co.
6.35%, 11/15/52		15	15,674
5.75%, 06/01/53		100	96,452
Southern Co. Gas Capital Corp.
5.75%, 09/15/33		25	25,787
4.95%, 09/15/34		30	29,151
5.88%, 03/15/41		20	19,989
Security		Par (000)	Value
Gas Utilities (continued)
Southern Co. Gas Capital Corp. (continued)
Series 2020-A, 1.75%, 01/15/31	USD	60	$ 51,043
Southwest Gas Corp.
3.70%, 04/01/28		150	146,630
4.05%, 03/15/32		125	117,077
			1,407,427
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.90%, 04/01/44		45	41,273
4.45%, 01/15/53		50	41,789
5.20%, 04/15/54		460	430,444
Canadian National Railway Co., 6.20%, 06/01/36		125	134,708
CSX Corp.
6.22%, 04/30/40		175	186,252
4.90%, 03/15/55(f)		40	35,592
Norfolk Southern Corp.
2.90%, 06/15/26		25	24,616
4.84%, 10/01/41		150	136,132
2.90%, 08/25/51		50	30,883
Union Pacific Corp.
3.75%, 07/15/25		25	24,972
2.40%, 02/05/30		185	169,620
2.80%, 02/14/32		20	17,885
4.50%, 01/20/33		75	73,914
			1,348,080
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46		355	333,055
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		147	152,703
Baxter International, Inc.
2.60%, 08/15/26		50	48,758
3.95%, 04/01/30		20	19,282
2.54%, 02/01/32		50	42,730
Boston Scientific Corp., 2.65%, 06/01/30		25	22,980
Insulet Corp., 6.50%, 04/01/33(b)		145	147,929
Revvity, Inc., 3.30%, 09/15/29		25	23,564
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27		90	90,358
5.35%, 12/01/28		80	82,061
			963,420
Health Care Providers & Services — 0.7%
Adventist Health System, 5.43%, 03/01/32		50	50,344
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		75	69,075
Allina Health System, Series 2019, 3.89%, 04/15/49		50	37,946
Banner Health, 2.34%, 01/01/30		50	45,728
Baylor Scott & White Holdings, 4.19%, 11/15/45		50	41,484
Centene Corp., 4.63%, 12/15/29		75	72,300
Cigna Group
4.38%, 10/15/28		90	89,846
4.90%, 12/15/48		145	124,984
CommonSpirit Health
3.91%, 10/01/50		50	35,892
6.46%, 11/01/52		35	36,653
Dignity Health, 4.50%, 11/01/42		50	41,287
Elevance Health, Inc.
4.10%, 03/01/28		50	49,714
4.65%, 01/15/43		125	108,830
4.38%, 12/01/47		125	101,449
3.13%, 05/15/50		89	57,106
3.60%, 03/15/51		209	146,078
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/41	USD	50	$ 34,257
HCA, Inc.
5.45%, 04/01/31		537	547,280
3.63%, 03/15/32		120	108,846
5.60%, 04/01/34		230	231,181
5.45%, 09/15/34		138	136,930
5.75%, 03/01/35		203	204,799
5.13%, 06/15/39		80	73,778
5.50%, 06/15/47		115	104,429
4.63%, 03/15/52		675	529,019
5.90%, 06/01/53		101	95,663
6.00%, 04/01/54		265	251,966
6.20%, 03/01/55		380	372,316
6.10%, 04/01/64		293	279,923
Humana, Inc.
1.35%, 02/03/27		35	33,109
4.88%, 04/01/30		50	49,955
IQVIA, Inc., 6.25%, 02/01/29		45	46,759
Kaiser Foundation Hospitals
4.88%, 04/01/42		50	45,907
4.15%, 05/01/47		50	40,478
Laboratory Corp. of America Holdings, 4.80%, 10/01/34		580	558,361
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50		50	32,510
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52(f)		50	36,420
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		35	29,697
Northwell Healthcare, Inc., 3.81%, 11/01/49		85	61,418
Novant Health, Inc., 2.64%, 11/01/36		50	39,276
Providence St. Joseph Health Obligated Group, Series A, 3.93%, 10/01/48		50	37,565
Quest Diagnostics, Inc.
4.60%, 12/15/27		650	655,498
4.63%, 12/15/29		800	803,676
Select Medical Corp., 6.25%, 12/01/32(b)		49	48,655
Sharp HealthCare, Series 20B, 2.68%, 08/01/50		100	60,909
Sutter Health, 5.55%, 08/15/53		100	96,649
UnitedHealth Group, Inc.
4.25%, 03/15/43		120	99,968
5.88%, 02/15/53		100	99,481
5.63%, 07/15/54		230	221,182
Universal Health Services, Inc.
4.63%, 10/15/29		50	48,716
5.05%, 10/15/34		370	345,575
			7,570,867
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30		40	39,500
4.00%, 02/01/50		200	143,926
Healthpeak OP LLC, 4.00%, 06/01/25		20	19,988
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27(f)		88	77,749
4.63%, 08/01/29(f)		96	73,121
8.50%, 02/15/32(b)		35	35,559
Omega Healthcare Investors, Inc., 3.38%, 02/01/31		100	90,576
Ventas Realty LP
4.13%, 01/15/26		20	19,879
Security		Par (000)	Value
Health Care REITs (continued)
Ventas Realty LP (continued)
5.00%, 01/15/35	USD	385	$ 371,757
Welltower OP LLC, 3.85%, 06/15/32		20	18,760
			890,815
Hotels, Restaurants & Leisure — 0.5%
Darden Restaurants, Inc.
4.35%, 10/15/27		205	204,838
4.55%, 10/15/29		205	203,647
6.30%, 10/10/33		310	329,183
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)		200	199,866
Grupo Posadas SAB de CV, (5.00% Cash or 7.00% PIK), 7.00%, 12/30/27		15	14,081
Hyatt Hotels Corp.
5.75%, 01/30/27		200	203,412
5.38%, 12/15/31		920	914,474
Las Vegas Sands Corp.
6.00%, 08/15/29		75	75,835
6.20%, 08/15/34		55	53,893
Marriott International, Inc.
5.45%, 09/15/26		100	101,064
5.55%, 10/15/28		250	258,293
5.30%, 05/15/34		370	364,642
5.35%, 03/15/35		500	491,735
Series HH, 2.85%, 04/15/31		355	317,387
McDonald’s Corp.
3.80%, 04/01/28		50	49,571
3.63%, 09/01/49(f)		300	215,581
5.15%, 09/09/52		50	45,547
Melco Resorts Finance Ltd., 5.75%, 07/21/28(c)		200	189,000
MGM China Holdings Ltd., 7.13%, 06/26/31(c)		500	502,969
MGM Resorts International, 6.50%, 04/15/32(f)		3	2,956
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		50	47,203
Starbucks Corp., 4.80%, 02/15/33		275	271,231
Studio City Co. Ltd., 7.00%, 02/15/27(c)		200	199,300
Wynn Macau Ltd., 5.63%, 08/26/28(c)		200	190,388
			5,446,096
Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 04/01/30		52	47,670
Series B, 6.63%, 01/15/28		96	95,821
Beazer Homes USA, Inc., 7.25%, 10/15/29		93	90,280
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(b)		51	45,395
D.R. Horton, Inc.
5.00%, 10/15/34		188	182,491
5.50%, 10/15/35(f)		28	28,029
Forestar Group, Inc., 5.00%, 03/01/28(b)		49	47,561
Lennar Corp., 4.75%, 11/29/27		10	10,036
LGI Homes, Inc.(b)
8.75%, 12/15/28		45	45,441
7.00%, 11/15/32		54	49,815
Mattamy Group Corp.(b)
5.25%, 12/15/27		49	47,597
4.63%, 03/01/30		51	46,655
MDC Holdings, Inc., 3.97%, 08/06/61(f)		15	11,274
NVR, Inc., 3.00%, 05/15/30		1,300	1,196,682
PulteGroup, Inc., 5.50%, 03/01/26		50	50,165

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
STL Holding Co. LLC, 8.75%, 02/15/29(b)	USD	44	$ 44,686
Whirlpool Corp., 4.75%, 02/26/29		155	146,916
			2,186,514
Household Products — 0.0%
Kimberly-Clark Corp., 2.88%, 02/07/50		15	9,596
Independent Power and Renewable Electricity Producers — 0.3%
Alexander Funding Trust II, 7.47%, 07/31/28(b)		100	106,174
Continuum Energy Pte. Ltd., (12.85% Cash or 7.85% PIK), 5.00%, 09/11/27(i)		214	210,952
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)		199	196,911
Greenko Power II Ltd., 4.30%, 12/13/28(c)		250	228,531
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(c)		200	192,500
India Green Power Holdings, 4.00%, 02/22/27(c)		217	205,818
NRG Energy, Inc.(b)
4.45%, 06/15/29		98	95,429
7.00%, 03/15/33		926	997,696
6.25%, 11/01/34(f)		427	426,344
ReNew Pvt Ltd., 5.88%, 03/05/27(c)		400	391,500
SCC Power PLC, (4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(b)(h)		22	14,004
			3,065,859
Industrial Conglomerates — 0.0%
3M Co., 3.38%, 03/01/29		75	72,292
Carlisle Cos., Inc., 2.75%, 03/01/30		25	22,867
Eaton Corp., 4.00%, 11/02/32		20	19,080
Parker-Hannifin Corp., 4.10%, 03/01/47		75	59,800
			174,039
Insurance — 0.7%
Aflac, Inc., 4.75%, 01/15/49		10	8,493
Alleghany Corp., 3.63%, 05/15/30		25	24,209
Allstate Corp.
5.05%, 06/24/29		275	280,835
5.25%, 03/30/33		100	101,207
5.55%, 05/09/35		50	51,363
American International Group, Inc.
5.13%, 03/27/33		40	39,960
4.80%, 07/10/45		150	132,447
4.38%, 06/30/50		29	23,590
Aon Corp./Aon Global Holdings PLC, 3.90%, 02/28/52		25	18,265
Arthur J Gallagher & Co.
3.50%, 05/20/51		80	54,133
3.05%, 03/09/52		45	27,618
5.75%, 07/15/54		250	240,900
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28		226	235,802
Athene Holding Ltd., 3.95%, 05/25/51		5	3,443
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)		57	57,997
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30		80	72,452
3.85%, 03/15/52		190	145,266
Brighthouse Financial, Inc., 3.85%, 12/22/51		30	18,906
Brown & Brown, Inc., 4.95%, 03/17/52		430	356,819
Corebridge Financial, Inc.
3.90%, 04/05/32		20	18,414
4.35%, 04/05/42		40	32,639
Security		Par (000)	Value
Insurance (continued)
Enstar Group Ltd., 3.10%, 09/01/31	USD	1,380	$ 1,200,935
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50(f)		400	264,496
Fairfax Financial Holdings Ltd.
6.35%, 03/22/54		140	140,271
6.10%, 03/15/55		172	164,412
Fidelity National Financial, Inc.
2.45%, 03/15/31		310	264,870
3.20%, 09/17/51		120	70,727
Lincoln National Corp.
3.80%, 03/01/28		100	98,010
3.40%, 01/15/31		20	18,422
Loews Corp., 3.75%, 04/01/26		75	74,527
Manulife Financial Corp.
2.48%, 05/19/27		20	19,358
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(a)		75	73,802
Markel Group, Inc., 6.00%, 05/16/54		245	242,696
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29		100	100,218
2.38%, 12/15/31(f)		100	86,490
4.90%, 03/15/49		490	437,815
5.70%, 09/15/53		125	123,939
MetLife, Inc.
5.38%, 07/15/33		25	25,770
4.05%, 03/01/45		35	28,113
Old Republic International Corp., 3.88%, 08/26/26		75	74,149
Principal Financial Group, Inc.
5.38%, 03/15/33		39	39,719
5.50%, 03/15/53		110	105,183
Progressive Corp., 3.70%, 03/15/52		80	58,867
Prudential Financial, Inc.
3.94%, 12/07/49		125	93,717
3.70%, 03/13/51		170	123,141
Prudential Funding Asia PLC, 3.13%, 04/14/30		50	47,000
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33		505	515,394
Travelers Cos., Inc.
4.60%, 08/01/43		25	22,049
5.45%, 05/25/53		20	19,600
Unum Group
4.50%, 12/15/49		50	38,817
4.13%, 06/15/51		140	103,371
Willis North America, Inc.
5.35%, 05/15/33		400	403,311
5.90%, 03/05/54		650	629,615
			7,653,562
Interactive Media & Services — 0.1%
Cogent Communications Group LLC, 7.00%, 06/15/27(b)		160	160,783
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/27(b)		70	70,221
Meta Platforms, Inc.
4.45%, 08/15/52		20	16,637
5.60%, 05/15/53		170	168,670
5.40%, 08/15/54		75	72,166
4.65%, 08/15/62		490	409,509
5.75%, 05/15/63		250	249,941
Netflix, Inc.
5.88%, 11/15/28		75	79,110
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interactive Media & Services (continued)
Netflix, Inc. (continued)
5.40%, 08/15/54	USD	60	$ 58,215
Snap, Inc., 6.88%, 03/01/33(b)		186	185,765
			1,471,017
Internet Software & Services — 0.4%
Alphabet, Inc.
4.50%, 05/15/35		1,415	1,396,271
1.90%, 08/15/40		60	40,158
2.25%, 08/15/60		35	19,073
5.30%, 05/15/65		110	108,677
Amazon.com, Inc.
3.60%, 04/13/32		120	113,823
4.05%, 08/22/47		25	20,588
Booking Holdings, Inc., 3.55%, 03/15/28		20	19,695
eBay, Inc., 2.70%, 03/11/30		190	173,763
Expedia Group, Inc., 4.63%, 08/01/27		60	60,077
Match Group Holdings II LLC, 5.63%, 02/15/29(b)		83	80,987
Rakuten Group, Inc.
11.25%, 02/15/27(b)		175	187,025
9.75%, 04/15/29(c)		400	421,924
9.75%, 04/15/29(b)		212	223,620
Uber Technologies, Inc., 5.35%, 09/15/54		65	59,532
VeriSign, Inc.
2.70%, 06/15/31		1,140	1,007,208
5.25%, 06/01/32		155	156,267
Wayfair LLC(b)
7.25%, 10/31/29(f)		57	52,064
7.75%, 09/15/30		235	214,397
			4,355,149
IT Services — 0.4%
Accenture Capital, Inc., 4.50%, 10/04/34		130	125,298
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29		20	18,583
2.60%, 05/01/31		450	395,069
CGI, Inc., 1.45%, 09/14/26		25	23,972
Fidelity National Information Services, Inc.
1.15%, 03/01/26		35	33,988
1.65%, 03/01/28		25	23,120
Fiserv, Inc.
5.45%, 03/02/28		80	81,907
5.38%, 08/21/28		100	102,617
5.60%, 03/02/33		665	677,284
5.63%, 08/21/33		770	784,314
5.45%, 03/15/34		25	25,091
4.40%, 07/01/49		60	47,118
Gartner, Inc.(b)
4.50%, 07/01/28		454	447,500
3.63%, 06/15/29		839	786,867
IBM International Capital Pte. Ltd., 5.30%, 02/05/54		100	91,946
International Business Machines Corp.
2.20%, 02/09/27		815	786,430
5.88%, 11/29/32		40	42,718
4.25%, 05/15/49		235	186,619
5.10%, 02/06/53		430	387,411
Kyndryl Holdings, Inc., 2.05%, 10/15/26		25	24,113
			5,091,965
Leisure Products — 0.0%
Amer Sports Co., 6.75%, 02/16/31(b)		147	148,618
Hasbro, Inc.
3.50%, 09/15/27		20	19,479
Security		Par (000)	Value
Leisure Products (continued)
Hasbro, Inc. (continued)
3.90%, 11/19/29	USD	50	$ 47,546
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		68	65,110
11.25%, 12/15/27		55	55,275
			336,028
Machinery — 0.2%
Caterpillar, Inc., 3.25%, 09/19/49		92	63,814
CNH Industrial Capital LLC
4.55%, 04/10/28		20	19,963
5.50%, 01/12/29		50	51,387
IDEX Corp.
3.00%, 05/01/30		430	393,678
2.63%, 06/15/31		665	578,714
John Deere Capital Corp.
4.75%, 01/20/28		60	61,137
2.00%, 06/17/31		145	126,547
5.05%, 06/12/34		75	75,589
nVent Finance SARL, 5.65%, 05/15/33		320	316,931
Otis Worldwide Corp., 2.57%, 02/15/30		60	54,807
Stanley Black & Decker, Inc.
4.25%, 11/15/28		100	98,529
2.30%, 03/15/30		65	56,598
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28		210	210,641
5.61%, 03/11/34		380	390,339
Xylem, Inc., 3.25%, 11/01/26		50	49,207
			2,547,881
Media — 0.5%
AMC Networks, Inc.
10.25%, 01/15/29(b)(f)		56	57,536
4.25%, 02/15/29(f)		60	44,176
4.25%, 02/15/29(b)(j)		46	38,214
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
6.38%, 09/01/29(f)		201	202,801
7.38%, 03/01/31		194	199,810
4.75%, 02/01/32(f)		6	5,430
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45		315	293,405
3.70%, 04/01/51(f)		333	205,196
3.90%, 06/01/52		342	216,614
3.85%, 04/01/61		646	382,338
3.95%, 06/30/62		152	90,768
5.50%, 04/01/63		110	86,400
Comcast Corp.
4.15%, 10/15/28		300	299,234
4.65%, 02/15/33		105	103,145
3.75%, 04/01/40(f)		110	90,206
2.45%, 08/15/52		75	40,515
2.94%, 11/01/56		195	113,196
4.95%, 10/15/58		225	190,044
2.99%, 11/01/63		161	90,419
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27		109	105,346
10.00%, 02/15/31		513	485,809
Discovery Communications LLC, 4.90%, 03/11/26		34	33,972
FactSet Research Systems, Inc.
2.90%, 03/01/27		320	309,231
3.45%, 03/01/32		407	363,636

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Fox Corp., 6.50%, 10/13/33	USD	280	$ 297,849
Nexstar Media, Inc., 4.75%, 11/01/28(b)(f)		83	78,158
Paramount Global
3.70%, 10/04/26		211	206,251
2.90%, 01/15/27		200	194,294
3.38%, 02/15/28		54	52,232
4.20%, 05/19/32		90	80,525
5.85%, 09/01/43		254	215,315
4.60%, 01/15/45		24	17,413
Sinclair Television Group, Inc.(b)
5.50%, 03/01/30		218	156,960
4.38%, 12/31/32		122	73,816
8.13%, 02/15/33		65	64,341
TEGNA, Inc., 4.63%, 03/15/28		146	139,499
Time Warner Cable LLC, 4.50%, 09/15/42		135	101,101
			5,725,195
Metals & Mining — 0.5%
Anglo American Capital PLC(b)
5.63%, 04/01/30		200	204,442
4.75%, 03/16/52		200	162,312
ArcelorMittal SA, 6.80%, 11/29/32		50	53,834
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28		235	239,001
5.00%, 02/21/30		590	602,073
5.25%, 09/08/30		250	258,007
4.90%, 02/28/33		75	74,346
5.25%, 09/08/33		50	50,564
5.00%, 09/30/43		75	69,560
Cleveland-Cliffs, Inc., 7.38%, 05/01/33(b)(f)		165	155,111
First Quantum Minerals Ltd., 8.00%, 03/01/33(b)		200	198,250
Freeport-McMoRan, Inc., 5.45%, 03/15/43		50	46,228
Glencore Funding LLC(b)
6.38%, 10/06/30		158	168,300
2.85%, 04/27/31		270	240,082
Kinross Gold Corp., 4.50%, 07/15/27		20	19,965
Mineral Resources Ltd.(b)
9.25%, 10/01/28		45	42,557
8.50%, 05/01/30(f)		11	9,992
Novelis Corp., 6.88%, 01/30/30(b)		55	55,792
Nucor Corp., 3.13%, 04/01/32(f)		70	62,801
Precision Castparts Corp., 3.25%, 06/15/25		35	34,932
Reliance, Inc.
1.30%, 08/15/25		200	197,944
2.15%, 08/15/30		790	694,234
Rio Tinto Finance USA PLC
5.25%, 03/14/35		545	547,050
4.75%, 03/22/42		150	134,594
Samarco Mineracao SA(h)
(9.00% PIK), 9.50%, 06/30/31(c)		46	42,766
(9.00% PIK), 9.50%, 06/30/31(b)(f)		19	18,247
Southern Copper Corp.
5.25%, 11/08/42		350	317,317
5.88%, 04/23/45		520	497,900
Steel Dynamics, Inc., 3.25%, 10/15/50		140	90,335
SunCoke Energy, Inc., 4.88%, 06/30/29(b)		125	114,834
Taseko Mines Ltd., 8.25%, 05/01/30(b)		35	35,340
Vale Overseas Ltd., 6.40%, 06/28/54		4	3,848
Security		Par (000)	Value
Metals & Mining (continued)
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(b)	USD	200	$ 193,210
Volcan Cia Minera SAA, 8.75%, 01/24/30(b)		3	2,825
			5,638,593
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.0%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(f)		25	25,966
Starwood Property Trust, Inc.
3.63%, 07/15/26		171	166,922
7.25%, 04/01/29		48	49,777
6.50%, 10/15/30(f)		60	60,539
			303,204
Office REITs — 0.0%
Boston Properties LP, 2.45%, 10/01/33		25	19,564
Oil, Gas & Consumable Fuels — 4.0%
Antero Resources Corp.(b)
7.63%, 02/01/29		281	287,116
5.38%, 03/01/30		899	869,919
APA Corp., 4.75%, 04/15/43(b)		43	32,490
Boardwalk Pipelines LP
5.95%, 06/01/26		50	50,648
4.80%, 05/03/29		25	25,036
BP Capital Markets America, Inc.
5.23%, 11/17/34		100	99,919
3.06%, 06/17/41		80	57,614
California Resources Corp., 8.25%, 06/15/29(b)		238	226,911
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(b)(f)		127	113,242
Cameron LNG LLC(b)
3.30%, 01/15/35		569	477,872
3.40%, 01/15/38		35	29,250
Canadian Natural Resources Ltd.
6.25%, 03/15/38		200	201,475
4.95%, 06/01/47		30	24,554
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27		251	253,790
3.70%, 11/15/29		130	124,247
2.74%, 12/31/39		606	478,560
Cheniere Energy Partners LP
4.00%, 03/01/31		990	925,387
3.25%, 01/31/32		95	83,405
5.95%, 06/30/33		136	138,827
5.75%, 08/15/34		242	242,674
Cheniere Energy, Inc.
4.63%, 10/15/28		10	9,905
5.65%, 04/15/34		1,803	1,795,722
Chevron Corp.
3.33%, 11/17/25		50	49,763
2.95%, 05/16/26		25	24,682
Chevron USA, Inc.
4.98%, 04/15/35		1,500	1,501,890
2.34%, 08/12/50		40	22,367
Chord Energy Corp., 6.75%, 03/15/33(b)(f)		85	82,738
Civitas Resources, Inc.(b)
5.00%, 10/15/26		48	46,607
8.38%, 07/01/28		46	45,192
8.63%, 11/01/30		11	10,602
CNX Resources Corp., 7.25%, 03/01/32(b)		173	172,902
Comstock Resources, Inc., 6.75%, 03/01/29(b)(f)		99	94,366
ConocoPhillips, 5.90%, 05/15/38		50	51,771
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co., 3.80%, 03/15/52	USD	5	$ 3,559
Continental Resources, Inc., 4.90%, 06/01/44(f)		5	3,861
Coterra Energy, Inc.
3.90%, 05/15/27		25	24,627
5.60%, 03/15/34		300	295,378
5.40%, 02/15/35		115	111,126
Crescent Energy Finance LLC, 7.38%, 01/15/33(b)		11	9,735
CVR Energy, Inc., 8.50%, 01/15/29(b)(f)		75	68,917
DCP Midstream Operating LP, 5.13%, 05/15/29		25	25,202
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(b)		222	227,897
Devon Energy Corp.
5.20%, 09/15/34		140	131,266
5.60%, 07/15/41		125	109,835
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		197	188,334
Diamondback Energy, Inc.
3.25%, 12/01/26		1,127	1,107,706
3.50%, 12/01/29		1,577	1,497,451
3.13%, 03/24/31		887	801,861
6.25%, 03/15/33		260	271,453
4.40%, 03/24/51(f)		104	77,345
4.25%, 03/15/52		111	81,306
5.75%, 04/18/54		123	109,907
5.90%, 04/18/64		320	283,746
Ecopetrol SA, 8.88%, 01/13/33		8	8,005
Enbridge, Inc.
4.25%, 12/01/26		215	214,217
5.50%, 12/01/46		20	18,525
Energy Transfer LP
5.50%, 06/01/27		475	482,300
4.95%, 05/15/28		156	157,322
5.20%, 04/01/30		235	237,287
3.75%, 05/15/30		150	141,731
7.38%, 02/01/31(b)		613	641,582
5.60%, 09/01/34		370	366,695
7.50%, 07/01/38		30	33,348
6.05%, 06/01/41		20	19,201
5.40%, 10/01/47		290	249,680
5.95%, 05/15/54		541	491,827
6.05%, 09/01/54		203	185,421
Enterprise Products Operating LLC, 6.45%, 09/01/40		200	215,931
EOG Resources, Inc., 5.65%, 12/01/54		70	66,380
EQM Midstream Partners LP, 6.50%, 07/01/27(b)		275	279,614
EQT Corp.
3.13%, 05/15/26(b)		253	248,093
7.50%, 06/01/27(b)		231	234,522
6.50%, 07/01/27(b)		210	213,524
3.90%, 10/01/27		27	26,486
5.70%, 04/01/28		553	567,766
4.50%, 01/15/29(b)(f)		416	403,518
5.00%, 01/15/29		421	421,131
6.38%, 04/01/29(b)		699	715,238
7.00%, 02/01/30		862	919,283
7.50%, 06/01/30(b)		741	796,778
4.75%, 01/15/31(b)		1,806	1,744,153
3.63%, 05/15/31(b)		1,165	1,066,877
5.75%, 02/01/34(f)		837	836,783
Equinor ASA
1.75%, 01/22/26		200	196,302
3.70%, 04/06/50		55	40,443
Excelerate Energy LP, 05/15/30(b)(d)		49	49,776
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp.
5.38%, 02/01/29	USD	452	$ 449,956
5.88%, 02/01/29(b)		99	98,624
6.75%, 04/15/29(b)		382	384,776
5.38%, 03/15/30		241	239,254
4.75%, 02/01/32		555	520,713
5.70%, 01/15/35		1,235	1,218,342
Exxon Mobil Corp., 3.45%, 04/15/51		125	87,420
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 05/15/33		45	43,646
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)(f)		154	156,775
Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		15	11,738
Greenfire Resources Ltd., 12.00%, 10/01/28(b)		91	95,676
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		121	119,244
Hess Corp.
7.30%, 08/15/31		30	33,730
5.60%, 02/15/41		185	182,383
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)		200	200,191
Kinder Morgan Energy Partners LP
7.30%, 08/15/33		200	218,851
6.95%, 01/15/38		100	108,076
7.50%, 11/15/40		50	56,213
Kinder Morgan, Inc.
7.80%, 08/01/31		195	221,091
06/01/35(d)		50	50,624
5.95%, 08/01/54		420	397,027
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		169	163,630
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(c)		200	196,000
MPLX LP
4.25%, 12/01/27		25	24,852
4.00%, 03/15/28		200	197,160
5.00%, 03/01/33		190	183,553
5.20%, 12/01/47		35	29,629
4.70%, 04/15/48		450	352,089
NAK Naftogaz Ukraine via Kondor Finance PLC, (7.13% PIK), 7.13%, 07/19/26(c)(h)	EUR	116	111,808
NFE Financing LLC, 12.00%, 11/15/29(b)	USD	108	74,116
NGPL PipeCo LLC, 3.25%, 07/15/31(b)		591	522,031
Noble Finance II LLC, 8.00%, 04/15/30(b)		143	136,246
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)		186	183,628
Occidental Petroleum Corp.
6.63%, 09/01/30		125	129,286
4.20%, 03/15/48		220	146,253
ONEOK, Inc.
5.85%, 01/15/26		190	190,941
4.85%, 07/15/26		50	49,965
5.55%, 11/01/26		200	202,444
4.55%, 07/15/28		40	39,988
5.65%, 11/01/28		300	309,298
3.40%, 09/01/29		100	94,437
4.40%, 10/15/29		75	73,834
6.35%, 01/15/31		300	317,139
6.10%, 11/15/32		100	103,848
6.05%, 09/01/33		200	205,187
4.85%, 02/01/49		30	23,711
7.15%, 01/15/51		130	136,335
Ovintiv, Inc., 7.10%, 07/15/53		50	48,643
Patterson-UTI Energy, Inc., 5.15%, 11/15/29		35	33,835
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		93	76,508

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Permian Resources Operating LLC(b)
5.38%, 01/15/26	USD	4	$ 3,977
8.00%, 04/15/27		46	46,808
Petroleos de Venezuela SA(c)
6.00%, 11/15/26		27	3,124
9.75%, 05/17/35		17	2,092
9.75%, 05/17/35(e)(k)		9	1,197
Petroleos Mexicanos
3.63%, 11/24/25(c)	EUR	100	112,152
7.50%, 03/31/26	USD	409	400,820
6.50%, 03/13/27		64	62,426
8.75%, 06/02/29		10	9,814
5.95%, 01/28/31		10	8,264
7.69%, 01/23/50		52	37,960
Phillips 66 Co.
4.95%, 12/01/27		100	101,310
3.15%, 12/15/29		50	46,800
5.65%, 06/15/54		60	52,896
Plains All American Pipeline LP, 5.95%, 06/15/35		460	460,310
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29(f)		150	141,908
5.70%, 09/15/34		70	69,231
4.90%, 02/15/45		45	36,758
Puma International Financing SA, 7.75%, 04/25/29(c)		200	198,562
Sabine Pass Liquefaction LLC
5.88%, 06/30/26		241	243,092
5.00%, 03/15/27		528	531,691
4.20%, 03/15/28		65	64,540
4.50%, 05/15/30		675	665,718
5.90%, 09/15/37		311	315,608
Seadrill Finance Ltd., 8.38%, 08/01/30(b)		125	117,056
Shell Finance U.S., Inc., 4.00%, 05/10/46		75	59,262
Shell International Finance BV
6.38%, 12/15/38		175	192,101
3.00%, 11/26/51		140	88,367
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		46	47,273
SM Energy Co., 6.75%, 08/01/29(b)		5	4,668
South Bow USA Infrastructure Holdings LLC(b)
4.91%, 09/01/27		115	115,595
5.58%, 10/01/34		50	48,345
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)		65	64,034
Talos Production, Inc.(b)(f)
9.00%, 02/01/29		212	203,232
9.38%, 02/01/31		204	191,806
Targa Resources Corp.
5.20%, 07/01/27		195	197,554
6.15%, 03/01/29		74	77,143
4.20%, 02/01/33		323	294,966
6.50%, 03/30/34		150	157,597
5.50%, 02/15/35		377	368,227
4.95%, 04/15/52		265	213,401
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28		154	153,928
4.88%, 02/01/31		780	758,600
TotalEnergies Capital International SA, 3.13%, 05/29/50		275	178,774
TotalEnergies Capital SA, 5.49%, 04/05/54(f)		320	302,301
TransCanada PipeLines Ltd., 7.63%, 01/15/39		75	86,080
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		41	40,334
Transocean, Inc., 8.25%, 05/15/29(b)		47	37,894
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Valaris Ltd., 8.38%, 04/30/30(b)	USD	143	$ 133,989
Valero Energy Corp., 7.50%, 04/15/32		25	27,987
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		25	24,827
7.00%, 01/15/30		11	10,362
8.38%, 06/01/31(f)		20	19,286
9.88%, 02/01/32(f)		46	46,707
Vermilion Energy, Inc., 7.25%, 02/15/33(b)		245	205,540
Viper Energy, Inc.(b)
5.38%, 11/01/27		1,305	1,298,164
7.38%, 11/01/31		293	304,172
Vista Energy Argentina SAU, 7.63%, 12/10/35(b)(f)		32	30,538
Western Midstream Operating LP, 5.25%, 02/01/50		170	135,887
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		48	43,920
Williams Cos., Inc., 5.80%, 11/15/43		35	33,714
YPF SA, 9.50%, 01/17/31(b)		19	19,656
			45,572,783
Passenger Airlines — 0.1%
Allegiant Travel Co., 7.25%, 08/15/27(b)(f)		73	67,425
American Airlines, Inc., 8.50%, 05/15/29(b)		72	73,382
Azul Secured Finance LLP, 11.93%, 08/28/28		213	126,515
Delta Air Lines, Inc., 7.38%, 01/15/26		25	25,306
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)(f)		259	238,572
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33		31	26,562
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)		104	104,478
Southwest Airlines Co., 5.13%, 06/15/27		75	75,204
United Airlines Pass-Through Trust, Series 2019-1, Class AA, 4.15%, 02/25/33		26	24,633
			762,077
Personal Care Products — 0.0%
Colgate-Palmolive Co., 3.70%, 08/01/47		60	46,462
Estee Lauder Cos., Inc., 2.38%, 12/01/29		25	22,797
Kenvue, Inc., 5.05%, 03/22/53		175	162,451
Procter & Gamble Co., 3.60%, 03/25/50		25	18,808
			250,518
Pharmaceuticals — 0.7%
AbbVie, Inc.
4.05%, 11/21/39		155	134,277
4.25%, 11/21/49		225	182,478
5.40%, 03/15/54		320	306,610
5.50%, 03/15/64		85	81,681
Astrazeneca Finance LLC, 1.75%, 05/28/28		150	139,912
AstraZeneca PLC, 6.45%, 09/15/37		145	161,748
Becton Dickinson & Co., 3.79%, 05/20/50		20	14,754
Bristol-Myers Squibb Co.
3.25%, 08/01/42		80	58,711
4.25%, 10/26/49		200	160,133
Cardinal Health, Inc.
3.75%, 09/15/25		50	49,857
5.45%, 02/15/34		133	134,366
5.35%, 11/15/34		430	431,606
5.75%, 11/15/54		100	95,768
Cencora, Inc.
4.85%, 12/15/29		610	616,981
2.70%, 03/15/31		350	313,164
5.13%, 02/15/34		275	275,574
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Cencora, Inc. (continued)
5.15%, 02/15/35	USD	90	$ 90,157
CVS Health Corp.
2.70%, 08/21/40		91	61,751
5.13%, 07/20/45		400	346,875
5.05%, 03/25/48		125	106,236
Eli Lilly & Co.
4.90%, 02/12/32(f)		580	595,229
4.88%, 02/27/53		45	40,802
4.95%, 02/27/63		70	62,879
GlaxoSmithKline Capital, Inc., 6.38%, 05/15/38		50	55,041
Johnson & Johnson
3.63%, 03/03/37		25	22,207
5.95%, 08/15/37		50	54,971
3.40%, 01/15/38		125	106,878
2.45%, 09/01/60		45	24,689
McKesson Corp., 0.90%, 12/03/25		610	597,839
Merck & Co., Inc.
1.70%, 06/10/27		500	478,017
1.90%, 12/10/28(f)		220	204,563
4.15%, 05/18/43		80	67,514
5.00%, 05/17/53(f)		60	54,512
2.90%, 12/10/61		50	28,725
5.15%, 05/17/63		270	245,999
Mylan, Inc., 4.55%, 04/15/28		25	24,452
Novartis Capital Corp.
3.10%, 05/17/27		25	24,640
2.75%, 08/14/50(f)		25	15,824
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(b)		200	184,204
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53		195	180,573
5.34%, 05/19/63		85	77,135
Pfizer, Inc.
4.00%, 12/15/36(f)		35	31,662
7.20%, 03/15/39		125	146,101
2.70%, 05/28/50		98	59,514
Viatris, Inc., 2.30%, 06/22/27		20	18,847
Zoetis, Inc.
3.90%, 08/20/28		325	321,889
5.60%, 11/16/32		65	68,082
			7,555,427
Real Estate Management & Development — 0.0%
CBRE Services, Inc.
2.50%, 04/01/31		50	43,730
5.95%, 08/15/34		290	299,562
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28(b)(l)		47	47,564
Howard Hughes Corp., 5.38%, 08/01/28(b)		48	46,247
			437,103
Residential REITs — 0.1%
ERP Operating LP, 4.65%, 09/15/34(f)		190	182,505
Invitation Homes Operating Partnership LP, 5.50%, 08/15/33		40	40,006
Mid-America Apartments LP, 3.60%, 06/01/27		25	24,673
NNN REIT, Inc., 5.60%, 10/15/33		100	101,256
Realty Income Corp.
3.00%, 01/15/27		20	19,561
3.40%, 01/15/28		100	97,552
Security		Par (000)	Value
Residential REITs (continued)
Realty Income Corp. (continued)
4.75%, 02/15/29	USD	300	$ 302,960
1.80%, 03/15/33		40	31,471
			799,984
Retail REITs — 0.1%
Simon Property Group LP
1.38%, 01/15/27		120	114,225
4.75%, 09/26/34(f)		70	66,927
6.75%, 02/01/40		100	111,282
4.75%, 03/15/42		400	352,720
4.25%, 11/30/46		400	320,130
3.25%, 09/13/49(f)		40	26,379
5.85%, 03/08/53		280	274,366
			1,266,029
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.
2.10%, 10/01/31		20	17,290
2.80%, 10/01/41		60	43,233
2.95%, 10/01/51		35	22,298
Ap Grange Holdings LLC, (Acquired 07/21/24, Cost: $258,522), 6.50%, 03/20/45(g)(i)		258	250,120
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28		150	146,781
Broadcom, Inc.
3.15%, 11/15/25		75	74,415
4.00%, 04/15/29(b)		20	19,585
2.45%, 02/15/31(b)		181	159,928
5.20%, 04/15/32		566	575,091
3.42%, 04/15/33(b)		719	641,207
4.80%, 10/15/34		634	617,184
3.14%, 11/15/35(b)		132	109,370
3.19%, 11/15/36(b)		195	159,132
4.93%, 05/15/37(b)		231	221,239
4.55%, 02/15/32		25	24,502
Foundry JV Holdco LLC(b)
5.90%, 01/25/33		405	413,053
6.10%, 01/25/36		207	210,902
Intel Corp.
5.20%, 02/10/33		330	324,268
5.70%, 02/10/53		100	89,071
KLA Corp., 4.95%, 07/15/52		150	134,583
Marvell Technology, Inc.
5.75%, 02/15/29		50	51,744
5.95%, 09/15/33		180	186,269
Microchip Technology, Inc.
4.25%, 09/01/25		25	24,961
5.05%, 03/15/29		25	25,040
Micron Technology, Inc., 5.33%, 02/06/29		125	126,687
NVIDIA Corp.
3.50%, 04/01/40		40	33,177
3.50%, 04/01/50		100	73,960
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27		50	48,611
2.50%, 05/11/31		63	54,237
2.65%, 02/15/32(f)		353	296,993
5.00%, 01/15/33		50	48,219
QUALCOMM, Inc.
3.45%, 05/20/25		100	99,936
3.25%, 05/20/27		50	49,216
Texas Instruments, Inc.
4.60%, 02/08/29		120	121,883
1.75%, 05/04/30		260	230,031

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. (continued)
4.90%, 03/14/33	USD	200	$ 202,563
4.15%, 05/15/48		50	40,678
5.15%, 02/08/54		140	130,152
5.05%, 05/18/63		25	22,364
			6,119,973
Software — 0.9%
AppLovin Corp.
5.13%, 12/01/29		640	645,256
5.38%, 12/01/31		1,408	1,420,883
5.95%, 12/01/54		517	493,702
Cloud Software Group, Inc., 9.00%, 09/30/29(b)		46	46,342
Concentrix Corp., 6.60%, 08/02/28		20	20,925
Electronic Arts, Inc., 2.95%, 02/15/51(f)		25	15,562
Intuit, Inc.
5.20%, 09/15/33		500	514,000
5.50%, 09/15/53		100	97,749
Microsoft Corp.
2.53%, 06/01/50		175	108,412
2.92%, 03/17/52		100	66,367
3.95%, 08/08/56		200	158,525
2.68%, 06/01/60		260	153,490
Oracle Corp.
5.80%, 11/10/25		85	85,573
2.95%, 04/01/30(f)		40	36,976
4.65%, 05/06/30		185	185,438
2.88%, 03/25/31		215	193,442
4.90%, 02/06/33		70	68,814
5.50%, 08/03/35		1,115	1,119,592
3.60%, 04/01/40		160	124,710
3.65%, 03/25/41		590	450,925
4.50%, 07/08/44		65	53,451
4.00%, 07/15/46		32	24,022
3.60%, 04/01/50		335	227,863
3.95%, 03/25/51		6	4,332
5.55%, 02/06/53		137	125,477
5.38%, 09/27/54		80	70,905
6.00%, 08/03/55		428	416,320
3.85%, 04/01/60		385	257,631
4.10%, 03/25/61		430	301,282
6.13%, 08/03/65		1,752	1,709,122
Roper Technologies, Inc.
1.00%, 09/15/25		50	49,322
4.50%, 10/15/29(f)		380	378,360
VMware LLC
4.65%, 05/15/27		80	80,123
4.70%, 05/15/30		75	74,319
			9,779,212
Specialized REITs — 0.0%
CubeSmart LP, 2.25%, 12/15/28		75	68,912
Extra Space Storage LP
5.50%, 07/01/30		100	102,855
2.35%, 03/15/32		100	83,140
Iron Mountain, Inc., 7.00%, 02/15/29(b)		49	50,328
Public Storage Operating Co., 5.10%, 08/01/33		50	50,784
			356,019
Specialty Retail — 0.1%
AutoZone, Inc.
5.05%, 07/15/26		125	125,807
6.55%, 11/01/33		175	190,072
5.40%, 07/15/34		345	348,619
Security		Par (000)	Value
Specialty Retail (continued)
FirstCash, Inc., 6.88%, 03/01/32(b)	USD	72	$ 73,665
Foot Locker, Inc., 4.00%, 10/01/29(b)(f)		116	94,010
O’Reilly Automotive, Inc., 4.20%, 04/01/30		100	98,120
Ross Stores, Inc., 0.88%, 04/15/26		50	48,268
			978,561
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.38%, 02/08/41		105	72,725
3.85%, 05/04/43		50	41,453
4.65%, 02/23/46		225	204,558
4.85%, 05/10/53		40	37,676
4.10%, 08/08/62		180	142,479
Dell International LLC/EMC Corp.
6.10%, 07/15/27		65	67,091
6.20%, 07/15/30		100	105,927
5.75%, 02/01/33		20	20,680
HP, Inc., 3.00%, 06/17/27		75	72,643
NetApp, Inc.
1.88%, 06/22/25		50	49,786
5.70%, 03/17/35		725	728,301
			1,543,319
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 2.85%, 03/27/30		100	93,572
VF Corp., 6.45%, 11/01/37		147	122,744
William Carter Co., 5.63%, 03/15/27(b)		108	105,146
			321,462
Tobacco — 0.9%
Altria Group, Inc.
4.80%, 02/14/29		500	503,035
3.40%, 05/06/30		150	141,057
2.45%, 02/04/32		400	339,140
3.40%, 02/04/41		1,124	808,829
4.25%, 08/09/42		101	79,943
4.50%, 05/02/43		23	18,576
3.88%, 09/16/46		241	172,591
5.95%, 02/14/49(f)		1,080	1,047,126
4.45%, 05/06/50		219	167,925
3.70%, 02/04/51		290	195,377
4.00%, 02/04/61(f)		450	306,351
BAT Capital Corp.
3.46%, 09/06/29		150	142,927
5.83%, 02/20/31		100	104,107
2.73%, 03/25/31		25	22,237
6.00%, 02/20/34(f)		550	574,777
3.73%, 09/25/40		456	349,008
7.08%, 08/02/43		411	440,766
5.65%, 03/16/52		162	145,855
7.08%, 08/02/53		1,621	1,761,409
BAT International Finance PLC, 1.67%, 03/25/26		200	194,638
Philip Morris International, Inc.
4.88%, 02/15/28(f)		590	600,655
5.63%, 11/17/29		215	225,333
1.75%, 11/01/30		50	43,246
5.75%, 11/17/32		345	361,934
5.38%, 02/15/33		720	737,289
5.63%, 09/07/33		90	93,367
5.25%, 02/13/34		75	75,760
6.38%, 05/16/38		75	81,556
4.25%, 11/10/44(f)		380	315,150
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Tobacco (continued)
Reynolds American, Inc., 5.85%, 08/15/45	USD	110	$ 103,053
Turning Point Brands, Inc., 7.63%, 03/15/32(b)(f)		105	109,112
			10,262,129
Transportation Infrastructure — 0.0%
FedEx Corp.
3.40%, 02/15/28		20	19,295
2.40%, 05/15/31		80	69,972
United Parcel Service, Inc., 5.30%, 04/01/50		25	23,352
			112,619
Water Utilities — 0.0%
American Water Capital Corp.
2.30%, 06/01/31		35	30,545
4.45%, 06/01/32		90	87,653
4.20%, 09/01/48		20	16,004
5.45%, 03/01/54		30	28,565
Essential Utilities, Inc., 5.38%, 01/15/34		195	195,703
			358,470
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., 3.20%, 03/15/27		65	63,560
Sprint LLC, 7.63%, 03/01/26		20	20,262
T-Mobile USA, Inc.
4.80%, 07/15/28		100	101,027
3.88%, 04/15/30		1,254	1,209,993
2.55%, 02/15/31		40	35,494
5.13%, 05/15/32		215	217,380
5.20%, 01/15/33		248	249,387
5.15%, 04/15/34		35	35,022
5.30%, 05/15/35		785	788,145
5.75%, 01/15/54		270	260,639
5.50%, 01/15/55		75	69,894
5.25%, 06/15/55		270	241,586
3.60%, 11/15/60		230	150,452
5.80%, 09/15/62		455	438,521
Vodafone Group PLC, 6.25%, 11/30/32		300	323,234
Zegona Finance PLC, 8.63%, 07/15/29(b)		125	132,927
			4,337,523
Total Corporate Bonds — 27.9% (Cost: $316,815,783)			318,861,480
Floating Rate Loan Interests(a)
Entertainment — 0.1%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.78%, 10/02/28		258	222,811
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/31/30		115	113,304
			336,115
Media — 0.0%
Directv Financing LLC, 2025 Term Loan B, 02/15/31(m)		103	95,051
Security		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.0%
CVR CHC LP, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 12/30/27	USD	259	$ 257,405
Total Floating Rate Loan Interests — 0.1% (Cost: $719,655)			688,571
Foreign Agency Obligations
Argentina — 0.0%
Argentine Republic Government International Bond
1.00%, 07/09/29		5	4,337
0.75%, 07/09/30(l)		16	12,145
4.75%, 07/09/35(l)		15	9,672
3.50%, 07/09/41(l)		7	4,443
			30,597
Belgium — 0.1%
Kingdom of Belgium Government Bond, Series 98, 3.30%, 06/22/54(b)(c)	EUR	1,011	1,047,814
Brazil — 0.1%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/29	BRL	2	318,144
10.00%, 01/01/35		5	739,308
			1,057,452
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37(c)	USD	6	5,796
Canada — 0.0%
Province of Alberta Canada, 1.30%, 07/22/30(f)		10	8,733
Province of Ontario Canada
3.10%, 05/19/27(f)		15	14,796
2.13%, 01/21/32		35	30,735
Province of Quebec Canada
0.60%, 07/23/25		25	24,777
2.50%, 04/20/26		10	9,855
1.90%, 04/21/31		10	8,858
4.50%, 09/08/33		15	14,980
Series PD, 7.50%, 09/15/29		10	11,418
			124,152
Chile — 0.0%
Chile Government International Bond
3.50%, 01/25/50		200	140,400
4.00%, 01/31/52		200	150,650
			291,050
Colombia — 0.0%
Colombian TES
Series B, 5.75%, 11/03/27	COP	196,600	42,513
Series B, 6.00%, 04/28/28		535,300	113,617
Series B, 7.75%, 09/18/30		532,400	109,301
			265,431
Czech Republic — 0.1%
Czech Republic Government Bond
0.95%, 05/15/30(c)	CZK	2,770	110,703
Series 105, 2.75%, 07/23/29		3,540	155,997

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Czech Republic (continued)
Czech Republic Government Bond (continued)
Series 150, 5.00%, 09/30/30	CZK	670	$ 32,417
Series 49, 4.20%, 12/04/36(c)		1,930	87,649
			386,766
Dominican Republic — 0.0%
Dominican Republic International Bond, 5.95%, 01/25/27(c)	USD	100	100,312
Ecuador — 0.0%
Ecuador Government International Bond(c)(l)
5.50%, 07/31/35		14	8,400
5.00%, 07/31/40		19	10,019
			18,419
Egypt — 0.0%
Egypt Government Bond
Series 3Y, 24.46%, 10/01/27	EGP	491	9,866
Series 3Y, 21.38%, 02/04/28		900	17,282
			27,148
Germany — 0.1%
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 08/15/54(c)	EUR	846	885,292
Ghana — 0.0%
Ghana Government International Bond, 5.00%, 07/03/35(b)(l)	USD	21	14,131
Hungary — 0.0%
Hungary Government International Bond(c)
Series 10Y, 5.38%, 09/12/33	EUR	85	100,472
Series 6Y, 4.00%, 07/25/29		16	18,489
			118,961
Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	USD	1,120	1,033,760
4.65%, 09/20/32		450	438,188
Indonesia Treasury Bond, Series 103, 6.75%, 07/15/35	IDR	836,000	49,894
			1,521,842
Israel — 0.0%
Israel Government International Bond, Series 30Y, 5.75%, 03/12/54	USD	204	183,600
Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.63%, 03/22/48(c)	EUR	100	83,973
Japan — 0.2%
Japan Government Thirty Year Bond
2.40%, 03/20/55	JPY	63,800	423,749
Series 85, 2.30%, 12/20/54		193,800	1,259,402
			1,683,151
Lebanon — 0.0%
Lebanon Government International Bond(c)
6.65%, 11/03/28	USD	41	6,908
Series 10Y, 6.85%, 03/23/27		16	2,696
			9,604
Mexico — 0.4%
Mexican Bonos
Series M, 8.50%, 03/01/29	MXN	8	39,029
Security		Par (000)	Value
Mexico (continued)
Mexican Bonos (continued)
Series M, 8.50%, 05/31/29	MXN	11	$ 55,669
Series M, 7.75%, 11/13/42		4	16,646
Series M, 8.00%, 11/07/47		6	25,379
Mexico Government International Bond
2.66%, 05/24/31	USD	1,190	1,010,012
3.50%, 02/12/34		405	854,613
6.35%, 02/09/35		1,057	1,049,072
6.88%, 05/13/37		800	810,400
4.50%, 01/31/50(f)		430	299,065
6.34%, 05/04/53		200	263,400
			4,423,285
Panama — 0.1%
Panama Government International Bond
3.88%, 03/17/28		580	554,190
3.30%, 01/19/33		200	156,600
4.50%, 04/01/56		270	165,780
			876,570
Peru — 0.0%
Peruvian Government International Bond
7.30%, 08/12/33(c)	PEN	203	58,536
3.55%, 03/10/51	USD	190	324,600
			383,136
Philippines — 0.1%
Philippines Government International Bond
3.00%, 02/01/28		910	877,012
3.20%, 07/06/46		200	279,876
			1,156,888
Poland — 0.1%
Republic of Poland Government Bond
2.00%, 08/25/36	PLN	75	17,831
Series 0130, 5.00%, 01/25/30		292	78,422
Series 0429, 5.75%, 04/25/29		727	199,910
Series 0729, 4.75%, 07/25/29		364	96,642
Series 1029, 2.75%, 10/25/29		274	67,241
Republic of Poland Government International Bond
4.88%, 10/04/33	USD	2	1,978
5.50%, 04/04/53		7	6,563
			468,587
Romania — 0.0%
Romanian Government International Bond
5.25%, 11/25/27(b)		2	1,985
2.13%, 03/07/28(c)	EUR	18	19,467
6.63%, 09/27/29(c)		21	25,268
2.12%, 07/16/31(c)		3	2,766
5.88%, 07/11/32(b)		3	3,347
6.25%, 09/10/34(b)		4	4,433
			57,266
South Africa — 0.0%
Republic of South Africa Government Bond
Series 2030, 8.00%, 01/31/30	ZAR	5,244	273,223
Series R213, 7.00%, 02/28/31		2,351	113,532
			386,755
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%, 09/18/33	USD	300	306,753
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Sri Lanka — 0.0%
Sri Lanka Government International Bond, 4.00%, 04/15/28(c)	USD	20	$ 18,212
Supranational — 0.3%
European Union(c)
2.50%, 10/04/52	EUR	350	314,622
3.00%, 03/04/53		3,304	3,286,852
			3,601,474
Turkey — 0.0%
Turkiye Government Bond
Series 10Y, 26.20%, 10/05/33	TRY	898	19,586
Series 5Y, 30.00%, 09/12/29		480	10,723
			30,309
Ukraine — 0.0%
Ukraine Government International Bond
1.75%, 02/01/29(b)(l)	USD	20	12,045
1.75%, 02/01/36(c)(l)		11	5,464
7.75%, 08/01/41(a)(c)(e)(k)		10	7,000
			24,509
United Kingdom — 0.1%
United Kingdom Gilt, 4.38%, 07/31/54(c)	GBP	1,292	1,504,884
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	USD	6	5,406
Uruguay Government International Bond
4.38%, 10/27/27		500	501,000
5.75%, 10/28/34		4	4,431
5.10%, 06/18/50		253	232,288
			743,125
Venezuela — 0.0%
Venezuela Government International Bond, 11.95%, 08/05/31(c)(e)(k)		30	4,966
Total Foreign Agency Obligations — 1.9% (Cost: $21,804,130)			21,842,210

	Shares
Investment Companies
Equity Funds — 0.0%
Financial Select Sector SPDR Fund	5,000	243,800
Financial Services — 0.1%
iShares 0-5 Year High Yield Corporate Bond ETF(f)(n)	26,898	1,138,324
Total Investment Companies — 0.1% (Cost: $1,410,911)		1,382,124

		Par (000)
Municipal Bonds
California — 0.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	USD	100	105,478
Series S-1, 7.04%, 04/01/50		190	218,885
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42		145	159,629
Security		Par (000)	Value
California (continued)
Los Angeles Department of Water & Power, RB, BAB, 6.60%, 07/01/50	USD	100	$ 105,601
Regents of the University of California Medical Center Pooled Revenue, RB, Series N, 3.26%, 05/15/60		50	31,250
State of California, GO, BAB
7.55%, 04/01/39		250	301,809
7.35%, 11/01/39		100	116,655
State of California, Refunding GO, 4.60%, 04/01/28(o)		370	376,181
University of California, RB, Series AD, 4.86%, 05/15/2112		270	223,631
			1,639,119
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32		50	53,693
Georgia — 0.0%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.64%, 04/01/57		49	53,276
Illinois — 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series B, 6.90%, 12/01/40		47	52,116
State of Illinois, GO, 5.10%, 06/01/33(f)		621	620,912
			673,028
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-2, 4.15%, 02/01/33		230	227,773
Massachusetts(f) — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49		50	33,974
Massachusetts School Building Authority, Refunding RB, Series C, 2.95%, 05/15/43		50	37,494
			71,468
Michigan — 0.0%
University of Michigan, RB, Series B, 2.56%, 04/01/50		100	61,600
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40		224	269,582
New York — 0.1%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53		15	15,422
City of New York, GO, BAB, Series F-1, 6.27%, 12/01/37		75	81,017
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39		40	41,220
Metropolitan Transportation Authority, RB, BAB, 6.67%, 11/15/39		130	140,197
New York City Municipal Water Finance Authority, RB, 5.95%, 06/15/42		50	51,758
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44		60	61,297
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		60	62,379
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40		50	52,503
Series 168, 4.93%, 10/01/51		110	101,719
			607,512

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	USD	150	$ 188,194
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 3.86%, 06/01/38		50	45,509
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43		50	36,859
			82,368
Texas — 0.0%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46		50	47,322
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41		50	50,823
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46		50	35,824
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		200	205,653
State of Texas, GO, BAB, 5.52%, 04/01/39		115	117,754
			457,376
Total Municipal Bonds — 0.4% (Cost: $4,330,878)			4,384,989
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8.7%
A&D Mortgage Trust(b)
Series 2023-NQM5, Class A1, 7.05%, 11/25/68		119	120,422
Series 2024-NQM5, Class A1, 5.70%, 11/25/69		94	94,333
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(b)		179	178,932
Ajax Mortgage Loan Trust(b)
Series 2021-C, Class A, 5.12%, 01/25/61		34	34,479
Series 2023-C, Class A1, 3.50%, 05/25/63		203	192,162
Alternative Loan Trust
Series 2005-29CB, 5.50%, 07/25/35		6	3,752
Series 2005-31, Class 1A1, (1 mo. Term SOFR + 0.67%), 5.00%, 08/25/35(a)		422	391,740
Series 2005-55CW, Class 2A3, (1 mo. Term SOFR + 0.46%), 4.78%, 11/25/35(a)		12	8,613
Series 2005-59, Class 1A1, (1 mo. Term SOFR + 0.77%), 5.09%, 11/20/35(a)		9	8,763
Series 2006-11CB, Class 2A1, 6.25%, 05/25/36		903	460,556
Series 2006-OA17, Class 1A1D, (1 mo. Term SOFR + 0.40%), 4.72%, 12/20/46(a)		311	268,683
Series 2006-OA2, Class A5, (1 mo. Term SOFR + 0.57%), 4.89%, 05/20/46(a)		196	169,067
Series 2006-OC10, Class 2A3, (1 mo. Term SOFR + 0.57%), 4.90%, 11/25/36(a)		351	292,943
Series 2006-OC7, Class 2A3, (1 mo. Term SOFR + 0.61%), 4.94%, 07/25/46(a)		371	314,640
Series 2007-19, Class 1A34, 6.00%, 08/25/37		285	132,292
American Home Mortgage Investment Trust, Series 2006-2, Class 2A2, (1 mo. Term SOFR + 1.74%), 6.06%, 05/25/36(a)		2,206	183,180
Angel Oak Mortgage Trust(b)
Series 2023-1, Class A1, 4.75%, 09/26/67		327	323,719
Series 2023-7, Class A1, 4.80%, 11/25/67		159	157,246
Series 2024-1, Class A1, 5.21%, 08/25/68		42	41,861
Series 2024-10, Class A1, 5.35%, 10/25/69		46	46,019
Series 2024-11, Class A1, 5.70%, 08/25/69		72	72,774
Series 2025-1, Class A1, 5.69%, 01/25/70		934	937,462
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Angel Oak Mortgage Trust(b) (continued)
Series 2025-2, Class A1, 5.64%, 02/25/70	USD	175	$ 175,651
AOMT, Series 2024-6, Class A3, 4.65%, 11/25/67(b)		289	283,323
Banc of America Alternative Loan Trust
Series 2003-8, Class 1CB1, 5.50%, 10/25/33		53	53,404
Series 2006-7, Class A4, 6.50%, 10/25/36		25	6,752
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		8	6,637
Series 2007-3, Class TA8, (1 mo. Term SOFR + 0.29%), 4.62%, 04/25/37(a)		209	173,711
Barclays Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.66%, 01/25/65(b)		1,065	1,073,048
Bear Stearns Asset Backed Securities I Trust(a)
Series 2006-AC2, Class 1A1, (1 mo. Term SOFR + 0.46%), 4.79%, 03/25/36		46	11,859
Series 2006-IM1, Class A3, (1 mo. Term SOFR + 0.67%), 5.00%, 04/25/36		198	181,911
Braccan Mortgage Funding, Series 2024-1, Class X, (1-day SONIA GBP 4.34%), 8.82%, 02/15/67(a)(c)	GBP	136	181,381
BRAVO Residential Funding Trust(b)
Series 2021-NQM1, Class B1, 3.17%, 02/25/49(a)	USD	265	213,099
Series 2024-NQM4, Class A3, 4.35%, 01/25/60		295	284,768
Series 2025-NQM2, Class A1, 5.68%, 11/25/64		213	213,610
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36		400	147,948
Series 2007-A1, Class 3A1, 5.98%, 02/25/37(a)		115	111,627
Series 2007-S5, Class 1A10, 6.00%, 07/25/37		524	228,671
CHL Mortgage Pass-Through Trust
Series 2006-17, Class A6, 6.00%, 12/25/36		5	2,386
Series 2007-11, Class A1, 6.00%, 08/25/37		531	225,359
Series 2007-3, Class A17, 6.00%, 04/25/37		159	74,563
Series 2007-4, Class 1A47, 6.00%, 05/25/37		272	117,788
Series 2007-8, Class 1A12, 5.88%, 01/25/38		140	57,231
Series 2007-8, Class 1A24, 6.00%, 01/25/38		90	37,294
Series 2007-9, Class A1, 5.75%, 07/25/37		18	8,599
CIM Trust(b)
Series 2025-I1, Class A1, 5.66%, 10/25/69		511	516,069
Series 2025-I1, Class M1, 6.44%, 10/25/69(a)		540	546,262
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1 mo. Term SOFR + 0.61%), 4.94%, 05/25/37(a)		25	22,809
COLT Mortgage Loan Trust(b)
Series 2022-5, Class B1, 4.68%, 03/25/67(a)		100	92,329
Series 2022-8, Class B1, 6.50%, 08/25/67(a)		483	480,649
Series 2024-6, Class A1, 5.39%, 11/25/69		93	93,474
Connecticut Avenue Securities Trust(a)(b)
Series 2020-SBT1, Class 1B1, (30-day Avg SOFR + 6.86%), 11.22%, 02/25/40		1,900	2,011,388
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 8.12%, 02/25/40		1,325	1,375,195
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 8.12%, 02/25/40		2,550	2,645,625
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 7.45%, 10/25/41		2,550	2,590,647
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 7.10%, 12/25/41		2,250	2,277,427
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 7.50%, 12/25/41		2,690	2,740,437
Series 2022-R01, Class 1M2, (30-day Avg SOFR + 1.90%), 6.25%, 12/25/41		350	351,527
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 8.85%, 01/25/42		1,825	1,895,719
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a)(b) (continued)
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 7.35%, 01/25/42	USD	2,335	$ 2,381,700
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 10.60%, 03/25/42		1,650	1,777,875
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 9.60%, 03/25/42		1,900	2,011,625
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.85%, 04/25/42		1,500	1,566,324
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 7.35%, 04/25/42		1,500	1,533,750
Series 2023-R02, Class 1B1, (30-day Avg SOFR + 5.55%), 9.90%, 01/25/43		520	563,886
Series 2024-R01, Class 1B1, (30-day Avg SOFR + 2.70%), 7.05%, 01/25/44		1,950	1,974,375
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.85%, 02/25/44		1,000	1,002,498
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 6.05%, 07/25/44		1,960	1,951,450
Series 2024-R06, Class 1B1, (30-day Avg SOFR + 2.05%), 6.40%, 09/25/44		1,500	1,478,445
Series 2025-R02, Class 1M2, (30-day Avg SOFR + 1.60%), 5.95%, 02/25/45		1,750	1,741,250
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1, 6.50%, 12/25/35		84	37,166
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A2, 4.82%, 06/25/67(b)		126	125,412
Cross Mortgage Trust(a)(b)
Series 2024-H7, Class A1, 5.59%, 11/25/69		143	143,219
Series 2025-H1, Class M1, 6.48%, 02/25/70		144	144,545
CSMC(b)
Series 2015-6R, Class 5A2, (1 mo. Term SOFR + 0.29%), 3.84%, 03/27/36(a)		21	16,471
Series 2019-NQM1, Class A3, 4.06%, 10/25/59		38	37,557
CSMC Trust(a)(b)
Series 2020-NQM6, Class PT, 8.62%, 12/25/67		158	157,856
Series 2022-NQM5, Class M1, 5.17%, 05/25/67		1,000	914,048
Deephaven Residential Mortgage Trust(b)
Series 2021-1, Class B1, 3.10%, 05/25/65(a)		400	355,564
Series 2022-2, Class M1, 4.31%, 03/25/67(a)		100	87,929
Series 2024-1, Class A1, 5.74%, 07/25/69		89	88,832
EFMT, Series 2025-INV1, Class A1, 5.63%, 03/25/70(b)		197	197,510
Ellington Financial Mortgage Trust(b)
5.93%, 09/25/67(a)		100	78,776
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69		158	158,406
Fannie Mae Connecticut Avenue Securities(a)
Series 2015-C04, Class 1M2, (30-day Avg SOFR + 5.81%), 10.17%, 04/25/28		187	190,613
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 7.65%, 11/25/41(b)		1,005	1,022,588
Series 2021-R02, Class 2M1, (30-day Avg SOFR + 0.90%), 5.25%, 11/25/41(b)		30	30,470
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 6.35%, 11/25/41(b)		2,150	2,151,355
FIGRE Trust, Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(b)		129	130,125
First Horizon Alternative Mortgage Securities Trust(a)
Series 2005-AA12, Class 2A1, 4.97%, 02/25/36		8	4,733
Series 2006-AA7, Class A1, 5.04%, 01/25/37		504	394,245
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 8.35%, 11/25/50	USD	1,350	$ 1,483,224
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 7.00%, 01/25/51		2,300	2,386,250
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.75%, 08/25/33		2,255	2,475,611
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.85%, 10/25/33		800	880,752
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 7.40%, 01/25/34		2,130	2,263,551
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.75%, 10/25/41		2,100	2,151,917
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 8.00%, 11/25/41		2,394	2,459,835
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 7.35%, 08/25/33		2,023	2,159,203
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 7.50%, 12/25/33		795	857,606
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 7.70%, 09/25/41		2,110	2,146,271
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 6.45%, 09/25/41		1,500	1,503,750
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 6.70%, 12/25/41		1,750	1,759,853
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.75%, 01/25/42		750	765,885
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 6.85%, 01/25/42		1,900	1,926,125
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 8.10%, 02/25/42		2,004	2,078,295
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 8.70%, 04/25/42		2,375	2,495,919
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 9.60%, 05/25/42		1,000	1,067,500
Series 2022-DNA5, Class M2, (30-day Avg SOFR + 6.75%), 11.10%, 06/25/42		1,000	1,098,750
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 11.35%, 03/25/52		1,500	1,675,785
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 9.60%, 03/25/42		2,225	2,357,628
Series 2023-HQA1, Class M1B, (30-day Avg SOFR + 3.50%), 7.85%, 05/25/43		590	618,987
Gaea Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/30(a)(b)		97	94,864
GCAT Trust(a)(b)
Series 2021-NQM3, Class B1, 3.47%, 05/25/66		100	72,185
Series 2023-NQM3, Class A1, 4.25%, 05/25/67		143	135,086
GS Mortgage-Backed Securities Trust, Series 2022- NQM1, Class A4, 4.00%, 05/25/62(a)(b)		69	62,608
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, (1 mo. Term SOFR + 0.46%), 4.79%, 03/25/35(a)(b)		137	126,796
Homes Trust(b)
Series 2024-NQM2, Class A1, 5.72%, 10/25/69		96	95,821
Series 2025-NQM1, Class B1, 7.27%, 01/25/70(a)		392	389,509
Series 2025-NQM1, Class M1, 6.52%, 01/25/70(a)		200	201,216
Homeward Opportunities Fund I Trust, Series 2020-2, Class B1, 5.45%, 05/25/65(a)(b)		570	578,704
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)		78	77,795

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Impac CMB Trust, Series 2007-A, Class A, (1 mo. Term SOFR + 0.61%), 4.94%, 05/25/37(a)(b)	USD	56	$ 53,165
Impac Secured Assets Trust, Series 2006-3, Class A1, (1 mo. Term SOFR + 0.45%), 4.78%, 11/25/36(a)		19	16,838
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.07%, 03/25/36(a)		713	526,429
JP Morgan Mortgage Trust(a)(b)
Series 2024-VIS2, Class B1, 7.73%, 11/25/64		25	25,029
Series 2025-VIS1, Class M1, 6.41%, 08/25/55		150	150,197
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(b)		338	236,440
MFA Trust(b)
Series 2022-NQM1, Class M1, 4.26%, 12/25/66(a)		100	85,361
Series 2024-RTL1, Class A1, 7.09%, 02/25/29		100	100,470
Mill City Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.05%, 10/25/67(b)		117	117,106
Morgan Stanley Resecuritization Trust, Series 2015- R2, Class 1B, (12-mo. MTA + 0.71%), 4.18%, 12/27/46(a)(b)		318	279,492
Morgan Stanley Residential Mortgage Loan Trust(a)(b)
Series 2023-NQM1, Class B1, 7.42%, 09/25/68		536	533,440
Series 2025-NQM1, Class A1, 5.74%, 11/25/69		166	166,645
New Residential Mortgage Loan Trust(b)
Series 2025-NQM1, Class A1, 5.64%, 01/25/65		530	532,504
Series 2025-NQM1, Class B1, 6.92%, 01/25/65(a)		500	498,387
Series 2025-NQM1, Class M1, 6.47%, 01/25/65(a)		289	291,666
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		541	389,860
OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/01/64(b)		131	131,631
PRKCM Trust(b)
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)		79	77,650
Series 2023-AFC1, Class A1, 6.60%, 02/25/58		90	89,939
Series 2025-NQM1, Class A1, 5.80%, 11/25/69		615	619,990
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(a)		113	115,562
RALI Trust(a)
Series 2005-QA6, Class NB21, 4.97%, 05/25/35		921	426,856
Series 2005-QO2, Class A1, (12-mo. MTA + 1.36%), 5.93%, 09/25/45		413	346,941
Series 2007-QH3, Class A1, (1 mo. Term SOFR + 0.43%), 4.76%, 04/25/37		143	134,887
Series 2007-QO2, Class A1, (1 mo. Term SOFR + 0.26%), 4.59%, 02/25/47		374	110,048
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(b)		93	93,621
Reperforming Loan REMIC Trust(a)(b)
Series 2005-R1, Class 1AF1, (1 mo. Term SOFR + 0.47%), 4.80%, 03/25/35		25	23,989
Series 2005-R1, Class 1AF2, (1 mo. Term SOFR + 0.47%), 4.80%, 03/25/35		152	145,769
Series 2005-R2, Class 1AF1, (1 mo. Term SOFR + 0.45%), 4.78%, 06/25/35		14	13,139
Residential Asset Securitization Trust
Series 2006-A14C, Class 1A2, 6.25%, 12/25/36		342	237,192
Series 2007-A9, Class A1, (1 mo. Term SOFR + 0.66%), 4.99%, 09/25/37(a)		1,090	302,098
RFMSI Series, Series 2006-SA4, Class 2A1, 5.66%, 11/25/36(a)		4	3,263
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
RFMSI Trust, Series 2007-SA4, Class 3A1, 5.85%, 10/25/37(a)	USD	227	$ 136,083
Saluda Grade Alternative Mortgage Trust(b)
Series 2024-RTL4, Class A1, 7.50%, 02/25/30		140	140,201
Series 2024-RTL5, Class A1, 7.76%, 04/25/30		100	100,382
Sequoia Mortgage Trust, Series 2017-CH2, Class B3, 4.47%, 12/25/47(a)(b)		131	128,977
SG Residential Mortgage Trust(a)(b)
Series 2019-3, Class B1, 4.08%, 09/25/59		257	245,109
Series 2022-2, Class B1, 5.30%, 08/25/62		50	48,756
Series 2022-2, Class M1, 5.30%, 08/25/62		205	202,241
TRK Trust, Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		125	99,568
Verus Securitization Trust(a)(b)
Series 2021-3, Class B1, 3.20%, 06/25/66		214	150,678
Series 2023-3, Class B1, 4.07%, 02/25/67		100	77,164
Series 2023-INV1, Class M1, 7.50%, 02/25/68		120	120,819
Visio Trust, Series 2022-1, Class B1, 6.01%, 08/25/57(a)(b)		100	84,325
Wachovia Mortgage Loan Trust, Series 2006-AMN1, Class A2, (1 mo. Term SOFR + 0.41%), 1.76%, 08/25/36(a)		994	323,055
WaMu Mortgage Pass-Through Certificates Trust(a)
Series 2006-AR8, Class 1A4, 4.84%, 08/25/46		61	54,581
Series 2007-HY3, Class 4A1, 5.19%, 03/25/37		10	9,129
Series 2007-HY4, Class 1A1, 3.77%, 04/25/37		367	322,693
Series 2007-OA5, Class 1A, (12-mo. MTA + 0.75%), 5.32%, 06/25/47		84	68,185
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-9, Class 5A1, 5.50%, 11/25/35		150	120,162
Series 2005-AR1, Class A1A, (1 mo. Term SOFR + 0.63%), 4.96%, 12/25/35(a)		158	135,492
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		332	132,367
Series 2006-8, Class A4, 4.11%, 10/25/36		82	27,460
Series 2007-5, Class A6, 6.00%, 06/25/37		154	139,912
Series 2007-OA2, Class 2A, (12-mo. MTA + 0.70%), 5.27%, 01/25/47(a)		194	160,388
Series 2007-OA3, Class 5A, (12-mo. MTA + 1.25%), 5.82%, 04/25/47(a)		84	70,542
Series 2007-OC2, Class A3, (1 mo. Term SOFR + 0.73%), 5.06%, 06/25/37(a)		12	11,173
			98,826,740
Commercial Mortgage-Backed Securities — 3.3%
280 Park Avenue Mortgage Trust(a)(b)
Series 2017-280P, Class B, (1 mo. Term SOFR + 1.38%), 5.68%, 09/15/34		283	270,619
Series 2017-280P, Class E, (1 mo. Term SOFR + 2.42%), 6.72%, 09/15/34		138	130,171
3650R 2021-PF1 Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.47%, 11/15/55(a)		300	305,030
ACREC LLC, Series 2023-FL2, Class A, (1 mo. Term SOFR + 2.23%), 6.55%, 02/19/38(a)(b)		145	144,896
AREIT Ltd.(a)(b)
Series 2024-CRE9, Class A, (1 mo. Term SOFR + 1.69%), 6.01%, 05/17/41		370	369,118
Series 2025-CRE10, Class A, (1 mo. Term SOFR + 1.39%), 5.72%, 12/17/29		795	787,014
Ares Commercial Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.69%), 6.01%, 07/15/41(a)(b)		370	370,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Atrium Hotel Portfolio Trust(a)(b)
Series 2024-ATRM, Class A, 5.59%, 11/10/29	USD	160	$ 160,783
Series 2024-ATRM, Class E, 9.52%, 11/10/29		32	32,139
BAHA Trust(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41		560	578,109
Series 2024-MAR, Class B, 7.07%, 12/10/41		20	20,442
Series 2024-MAR, Class C, 7.77%, 12/10/41		789	808,595
BAMLL Trust(a)(b)
Series 2024-BHP, Class A, (1 mo. Term SOFR + 2.35%), 6.67%, 08/15/39		120	120,038
Series 2025-ASHF, Class A, (1 mo. Term SOFR + 1.85%), 6.17%, 02/15/42		802	784,223
Series 2025-ASHF, Class E, (1 mo. Term SOFR + 5.25%), 9.57%, 02/15/42		163	159,224
Bank
Series 2019-BN19, Class A3, 3.18%, 08/15/61		250	233,036
Series 2019-BN20, Class A3, 3.01%, 09/15/62		250	230,875
Series 2021-BN37, Class A4, 2.37%, 11/15/64		350	302,294
Series 2022-BNK41, Class A4, 3.92%, 04/15/65(a)		150	139,934
Series 2024-5YR6, Class A3, 6.23%, 05/15/57		10	10,545
BBCMS Mortgage Trust
Series 2023-C22, Class A5, 6.80%, 11/15/56(a)		530	593,974
Series 2025-5C34, Class A3, 05/15/58(d)		41	42,584
BDS LLC, Series 2024-FL13, Class A, (1 mo. Term SOFR + 1.58%), 5.90%, 09/19/39(a)(b)		100	99,810
BFLD Commercial Mortgage Trust(a)(b)
Series 2024-UNIV, Class A, (1 mo. Term SOFR + 1.49%), 5.81%, 11/15/41		70	69,978
Series 2024-UNIV, Class E, (1 mo. Term SOFR + 3.64%), 7.96%, 11/15/41		47	46,574
BFLD Mortgage Trust, Series 2024-VICT, Class A, (1 mo. Term SOFR + 1.89%), 6.21%, 07/15/41(a)(b)		173	172,784
BHMS, Series 2018-ATLS, Class A, (1 mo. Term SOFR + 1.55%), 5.87%, 07/15/35(a)(b)		100	99,936
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1 mo. Term SOFR + 1.34%), 5.66%, 03/15/41(a)(b)		366	365,332
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.94%, 06/15/56(a)		346	16,517
BMP(a)(b)
Series 2024-MF23, Class D, (1 mo. Term SOFR + 2.39%), 6.71%, 06/15/41		220	218,350
Series 2024-MF23, Class E, (1 mo. Term SOFR + 3.39%), 7.71%, 06/15/41		39	38,535
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(b)		10	10,117
BWAY Trust, Series 2025-1535, Class A, 6.31%, 05/05/42(a)(b)		23	23,516
BX Commercial Mortgage Trust(a)(b)
Series 2021-VIV5, Class A, 2.84%, 03/09/44		240	215,450
Series 2022-CSMO, Class B, (1 mo. Term SOFR + 3.14%), 7.46%, 06/15/27		588	589,303
Series 2022-LP2, Class A, (1 mo. Term SOFR + 1.01%), 5.33%, 02/15/39		90	90,183
Series 2023-VLT3, Class A, (1 mo. Term SOFR + 1.94%), 6.26%, 11/15/28		200	199,759
Series 2023-XL3, Class A, (1 mo. Term SOFR + 1.76%), 6.08%, 12/09/40		276	276,552
Series 2023-XL3, Class D, (1 mo. Term SOFR + 3.59%), 7.91%, 12/09/40		238	238,505
Series 2024-AIR2, Class A, (1 mo. Term SOFR + 1.49%), 5.81%, 10/15/41		144	143,877
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust(a)(b) (continued)
Series 2024-AIRC, Class A, (1 mo. Term SOFR + 1.69%), 6.01%, 08/15/39	USD	285	$ 285,392
Series 2024-BRBK, Class A, (1 mo. Term SOFR + 2.88%), 7.20%, 10/15/41		187	186,064
Series 2024-BRBK, Class B, (1 mo. Term SOFR + 3.93%), 8.25%, 10/15/41		43	42,569
Series 2024-BRBK, Class D, (1 mo. Term SOFR + 5.97%), 10.29%, 10/15/41		573	561,525
Series 2024-GPA3, Class B, (1 mo. Term SOFR + 1.64%), 5.96%, 12/15/39		94	92,951
Series 2024-KING, Class A, (1 mo. Term SOFR + 1.54%), 5.86%, 05/15/34		99	98,639
Series 2024-MDHS, Class A, (1 mo. Term SOFR + 1.64%), 5.96%, 05/15/41		247	246,810
Series 2024-MF, Class A, (1 mo. Term SOFR + 1.44%), 5.76%, 02/15/39		253	253,161
Series 2024-MF, Class E, (1 mo. Term SOFR + 3.74%), 8.06%, 02/15/39		89	88,121
Series 2024-PURE, Class A, 4.67%, 11/15/41	CAD	27	19,683
Series 2024-XL4, Class D, (1 mo. Term SOFR + 3.14%), 7.46%, 02/15/39	USD	165	165,087
Series 2024-XL4, Class E, (1 mo. Term SOFR + 4.19%), 8.51%, 02/15/39		107	103,896
BX Trust(b)
Series 2019-OC11, Class A, 3.20%, 12/09/41		37	34,328
Series 2021-ARIA, Class A, (1 mo. Term SOFR + 1.01%), 5.34%, 10/15/36(a)		45	44,663
Series 2021-LBA, Class AV, (1 mo. Term SOFR + 0.91%), 5.24%, 02/15/36(a)		198	195,973
Series 2021-VIEW, Class F, (1 mo. Term SOFR + 4.04%), 8.37%, 06/15/36(a)		21	19,781
Series 2022-IND, Class A, (1 mo. Term SOFR + 1.49%), 5.81%, 04/15/37(a)		87	87,413
Series 2022-LBA6, Class A, (1 mo. Term SOFR + 1.00%), 5.32%, 01/15/39(a)		450	447,750
Series 2023-DELC, Class A, (1 mo. Term SOFR + 2.69%), 7.01%, 05/15/38(a)		371	371,927
Series 2023-DELC, Class D, (1 mo. Term SOFR + 4.39%), 8.71%, 05/15/38(a)		262	263,310
Series 2024-CNYN, Class A, (1 mo. Term SOFR + 1.44%), 5.76%, 04/15/41(a)		87	87,010
Series 2024-CNYN, Class D, (1 mo. Term SOFR + 2.69%), 7.01%, 04/15/41(a)		85	83,894
Series 2024-CNYN, Class E, (1 mo. Term SOFR + 3.69%), 8.01%, 04/15/41(a)		85	83,316
Series 2024-PALM, Class A, (1 mo. Term SOFR + 1.54%), 5.86%, 06/15/37(a)		503	501,374
Series 2024-PAT, Class A, (1 mo. Term SOFR + 2.09%), 6.41%, 03/15/41(a)		60	60,159
Series 2024-PAT, Class C, (1 mo. Term SOFR + 4.44%), 8.76%, 03/15/41(a)		122	120,358
Series 2024-PAT, Class D, (1 mo. Term SOFR + 5.39%), 9.71%, 03/15/41(a)		56	54,977
Series 2024-VLT4, Class A, (1 mo. Term SOFR + 1.49%), 5.81%, 07/15/29(a)		284	281,869
Series 2024-VLT4, Class E, (1 mo. Term SOFR + 2.89%), 7.21%, 07/15/29(a)		60	57,598
Series 2024-VLT4, Class F, (1 mo. Term SOFR + 3.94%), 8.26%, 07/15/29(a)		150	143,615
Series 2025-ROIC, Class E, (1 mo. Term SOFR + 2.94%), 7.26%, 03/15/30(a)		263	252,490

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust(b) (continued)
Series 2025-VLT6, Class A, (1 mo. Term SOFR + 1.44%), 5.77%, 03/15/42(a)	USD	136	$ 134,640
Cali, Series 2024-SUN, Class A, (1 mo. Term SOFR + 1.89%), 6.19%, 07/15/41(a)(b)		140	140,000
CAMB Commercial Mortgage Trust, Series 2019- LIFE, Class A, (1 mo. Term SOFR + 1.37%), 5.69%, 12/15/37(a)(b)		100	99,875
CENT Trust, Series 2023-CITY, Class A, (1 mo. Term SOFR + 2.62%), 6.94%, 09/15/38(a)(b)		474	473,704
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		560	550,691
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(b)		330	300,647
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		199	192,019
Commercial Mortgage Trust
Series 2015-CR25, Class A4, 3.76%, 08/10/48		460	458,312
Series 2024-WCL1, Class A, (1 mo. Term SOFR + 1.84%), 6.16%, 06/15/41(a)(b)		170	169,467
Series 2024-WCL1, Class B, (1 mo. Term SOFR + 2.59%), 6.91%, 06/15/41(a)(b)		50	49,344
Series 2024-WCL1, Class E, (1 mo. Term SOFR + 4.49%), 8.81%, 06/15/41(a)(b)		66	64,813
CONE Trust(a)(b)
Series 2024-DFW1, Class A, (1 mo. Term SOFR + 1.64%), 5.96%, 08/15/41		70	69,650
Series 2024-DFW1, Class E, (1 mo. Term SOFR + 3.89%), 8.21%, 08/15/41		200	197,008
CSMC, Series 2020-NET, Class B, 2.82%, 08/15/37(b)		570	560,997
CSTL Commercial Mortgage Trust, Series 2024- GATE, Class A, 4.92%, 11/10/41(a)(b)		170	169,124
DBGS, Series 2024-SBL, Class A, (1 mo. Term SOFR + 1.88%), 6.20%, 08/15/34(a)(b)		260	258,862
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.14%, 06/10/37(a)(b)		100	101,062
DC Trust, Series 2024-HLTN, Class A, 5.93%, 04/13/40(a)(b)		10	10,089
DK Trust(a)(b)
Series 2024-SPBX, Class A, (1 mo. Term SOFR + 1.50%), 5.82%, 03/15/34		72	71,910
Series 2024-SPBX, Class E, (1 mo. Term SOFR + 4.00%), 8.32%, 03/15/34		204	203,182
ELM Trust(a)(b)
Series 2024-ELM, Class A10, 5.99%, 06/10/39		75	76,044
Series 2024-ELM, Class A15, 5.99%, 06/10/39		75	75,431
Series 2024-ELM, Class E10, 8.05%, 06/10/39		95	95,514
Series 2024-ELM, Class XP10, 0.24%, 06/10/39		1,000	2,495
Series 2024-ELM, Class XP15, 1.61%, 06/10/39		1,005	16,643
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		350	357,475
Extended Stay America Trust, Series 2021-ESH, Class F, (1 mo. Term SOFR + 3.81%), 8.14%, 07/15/38(a)(b)		620	611,940
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.27%, 10/10/41(a)(b)		17	17,162
Fontainebleau Miami Beach Mortgage Trust(a)(b)
Series 2024-FBLU, Class A, (1 mo. Term SOFR + 1.45%), 5.77%, 12/15/39		700	694,312
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Fontainebleau Miami Beach Mortgage Trust(a)(b) (continued)
Series 2024-FBLU, Class G, (1 mo. Term SOFR + 5.65%), 9.97%, 12/15/39	USD	100	$ 99,209
FS Rialto Issuer LLC(a)(b)
Series 2024-FL9, Class A, (1 mo. Term SOFR + 1.63%), 5.95%, 10/19/39		100	99,807
Series 2025-FL10, Class A, (1 mo. Term SOFR + 1.39%), 5.71%, 08/19/42		780	770,964
Great Wolf Trust, Series 2024-WOLF, Class A, (1 mo. Term SOFR + 1.54%), 5.86%, 03/15/39(a)(b)		100	99,781
GS Mortgage Securities Corp. Trust(a)(b)
Series 2022-ECI, Class A, (1 mo. Term SOFR + 2.19%), 6.52%, 08/15/39		570	569,822
Series 2023-FUN, Class B, (1 mo. Term SOFR + 2.79%), 7.11%, 03/15/28		510	510,797
Series 2023-SHIP, Class C, 5.69%, 09/10/38		530	528,565
Series 2023-SHIP, Class E, 7.68%, 09/10/38		132	132,916
Series 2024-RVR, Class E, 7.72%, 08/10/41		37	36,889
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.56%, 07/10/48(a)		56	54,601
Series 2017-GS8, Class A4, 3.47%, 11/10/50		300	291,091
Series 2019-GSA1, Class AS, 3.34%, 11/10/52		190	177,378
Series 2025-800D, Class A, (1 mo. Term SOFR + 2.65%), 6.97%, 11/25/41(a)(b)		210	209,198
GWT, Series 2024-WLF2, Class A, (1 mo. Term SOFR + 1.69%), 6.01%, 05/15/41(a)(b)		197	196,938
HIH Trust(a)(b)
Series 2024-2061, Class A, (1 mo. Term SOFR + 1.84%), 6.16%, 10/15/41		70	69,825
Series 2024-2061, Class D, (1 mo. Term SOFR + 3.64%), 7.96%, 10/15/41		30	29,587
HILT Commercial Mortgage Trust(a)(b)
Series 2024-ORL, Class A, (1 mo. Term SOFR + 1.54%), 5.86%, 05/15/37		100	99,562
Series 2024-ORL, Class D, (1 mo. Term SOFR + 3.19%), 7.51%, 05/15/37		100	98,125
HLTN Commercial Mortgage Trust, Series 2024- DPLO, Class A, (1 mo. Term SOFR + 1.64%), 5.96%, 06/15/41(a)(b)		37	36,769
Hono Lulu Mortgage Trust, Series 2021-LULU, Class A, (1 mo. Term SOFR + 1.26%), 5.59%, 10/15/36(a)(b)		100	98,750
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.64%, 02/05/45(a)(b)		158	160,746
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.60%, 05/10/39(a)(b)		100	102,829
INV Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.74%), 6.06%, 11/15/41(a)(b)		100	99,750
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49		133	129,884
Series 2021-MHC, Class E, (1 mo. Term SOFR + 2.81%), 7.14%, 04/15/38(a)(b)		10	9,931
Series 2024-IGLG, Class A, 5.35%, 11/09/39(a)(b)		160	161,487
Series 2024-IGLG, Class D, 6.70%, 11/09/39(a)(b)		41	41,071
Series 2024-IGLG, Class E, 7.50%, 11/09/39(a)(b)		137	137,077
Series 2024-IGLG, Class F, 8.49%, 11/09/39(a)(b)		118	116,831
Series 2025-BHR5, Class A, (1 mo. Term SOFR + 1.69%), 6.02%, 03/15/40(a)(b)		261	258,390
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A3, 3.12%, 06/13/52	USD	40	$ 38,251
JW Commercial Mortgage Trust(a)(b)
Series 2024-MRCO, Class A, (1 mo. Term SOFR + 1.62%), 5.94%, 06/15/39		119	118,331
Series 2024-MRCO, Class D, (1 mo. Term SOFR + 3.19%), 7.51%, 06/15/39		88	86,539
JW Trust, Series 2024-BERY, Class A, (1 mo. Term SOFR + 1.59%), 5.91%, 11/15/39(a)(b)		600	597,000
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1 mo. Term SOFR + 1.54%), 5.86%, 12/15/39(a)(b)		100	99,063
Last Mile Logistics Pan Euro Finance DAC, Series 1X, Class E, (3-mo. EURIBOR + 2.70%), 5.26%, 08/17/33(a)(c)	EUR	459	511,940
Last Mile Securities, Series 2021-1X, Class D, (3-mo. EURIBOR + 2.35%), 4.91%, 08/17/31(a)(c)		232	261,409
LBA Trust(a)(b)
Series 2024-7IND, Class A, (1 mo. Term SOFR + 1.44%), 5.76%, 10/15/41	USD	60	59,963
Series 2024-7IND, Class D, (1 mo. Term SOFR + 2.64%), 6.96%, 10/15/41		17	16,740
Series 2024-BOLT, Class F, (1 mo. Term SOFR + 4.44%), 8.76%, 06/15/39		16	15,718
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M1, (1 mo. Term SOFR + 0.51%), 4.84%, 06/25/37(a)(b)		12	11,568
LoanCore, Series 2025-CRE8, Class A, (1 mo. Term SOFR + 1.39%), 5.71%, 08/17/42(a)(b)		427	422,098
MCR Mortgage Trust(b)
Series 2024-HF1, Class A, (1 mo. Term SOFR + 1.79%), 6.11%, 12/15/41(a)		100	99,875
Series 2024-HTL, Class C, (1 mo. Term SOFR + 3.11%), 7.43%, 02/15/37(a)		81	80,242
Series 2024-TWA, Class A, 5.92%, 06/12/39		70	70,737
Series 2024-TWA, Class E, 8.73%, 06/12/39		37	37,310
Series 2024-TWA, Class XA, 0.92%, 06/12/39		332	4,597
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, (1 mo. Term SOFR + 0.92%), 5.24%, 04/15/38(a)(b)		49	49,296
MHP Trust, Series 2021-STOR, Class G, (1 mo. Term SOFR + 2.86%), 7.19%, 07/15/38(a)(b)		250	246,562
MIC Trust, Series 2023-MIC, Class A, 8.73%, 12/05/38(a)(b)		31	33,703
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A4, 2.78%, 08/15/49		305	297,180
Series 2019-H6, Class D, 3.00%, 06/15/52(b)		10	7,831
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		69	66,347
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/56(a)		1,113	67,056
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1 mo. Term SOFR + 1.40%), 5.73%, 03/15/39(a)(b)		100	99,875
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 6.13%, 02/10/47(a)(b)		271	274,634
NYC Trust, Series 2024-3ELV, Class A, (1 mo. Term SOFR + 1.99%), 6.31%, 08/15/29(a)(b)		172	172,005
One New York Plaza Trust, Series 2020-1NYP, Class A, (1 mo. Term SOFR + 1.06%), 5.39%, 01/15/36(a)(b)		112	108,080
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Open Trust, Series 2023-AIR, Class A, (1 mo. Term SOFR + 3.09%), 7.41%, 11/15/40(a)(b)	USD	177	$ 176,884
ORL Trust, Series 2024-GLKS, Class A, (1 mo. Term SOFR + 1.49%), 5.81%, 12/15/39(a)(b)		100	99,375
PGA Trust, Series 2024-RSR2, Class A, (1 mo. Term SOFR + 1.89%), 6.21%, 06/15/39(a)(b)		38	37,846
PRKCM Trust, Series 2025-PRM5, Class D, 5.81%, 03/10/33(a)(b)		489	487,896
ROCK Trust, Series 2024-CNTR, Class E, 8.82%, 11/13/41(b)		100	104,541
SCG Commercial Mortgage Trust, Series 2025-DLFN, Class E, (1 mo. Term SOFR + 2.95%), 7.27%, 03/15/35(a)(b)		109	100,815
SDAL Trust, Series 2025-DAL, Class A, (1 mo. Term SOFR + 2.44%), 6.74%, 04/15/42(a)(b)		100	99,875
SELF Commercial Mortgage Trust(a)(b)
Series 2024-STRG, Class A, (1 mo. Term SOFR + 1.54%), 5.86%, 11/15/34		70	70,136
Series 2024-STRG, Class E, (1 mo. Term SOFR + 4.19%), 8.51%, 11/15/34		100	99,065
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.59%, 09/15/39(a)(b)		26	21,585
SHR Trust(a)(b)
Series 2024-LXRY, Class A, (1 mo. Term SOFR + 1.95%), 6.27%, 10/15/41		191	190,224
Series 2024-LXRY, Class D, (1 mo. Term SOFR + 3.60%), 7.92%, 10/15/41		100	98,969
SREIT Trust, Series 2021-MFP, Class A, (1 mo. Term SOFR + 0.85%), 5.17%, 11/15/38(a)(b)		126	125,276
Taurus DAC, Series 2025-UK2X, Class D, (1-day SONIA GBP 3.20%), 7.67%, 02/18/35(a)(c)	GBP	190	250,250
TTAN(a)(b)
Series 2021-MHC, Class A, (1 mo. Term SOFR + 0.96%), 5.29%, 03/15/38	USD	591	590,286
Series 2021-MHC, Class F, (1 mo. Term SOFR + 3.01%), 7.34%, 03/15/38		69	68,695
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/33(a)(b)		376	396,441
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(a)		580	553,168
UK Logistics, Series 2025-1X, Class D, (1-day SONIA GBP 4.00%), 8.46%, 05/17/35(a)(c)	GBP	190	252,939
VEGAS(a)(b)
Series 2024-GCS, Class C, 6.42%, 07/10/36	USD	140	137,067
Series 2024-GCS, Class D, 6.42%, 07/10/36		330	308,747
VEGAS Trust, Series 2024-TI, Class A, 5.52%, 11/10/39(b)		60	60,812
Velocity Commercial Capital Loan Trust(a)(b)
Series 2020-1, Class AFX, 2.61%, 02/25/50		481	433,438
Series 2022-3, Class A, 5.22%, 06/25/52		155	150,540
Series 2023-2, Class M1, 7.03%, 05/25/53		114	114,155
Series 2024-1, Class A, 6.55%, 01/25/54		95	95,231
Series 2024-5, Class A, 5.49%, 10/25/54		98	96,976
Series 2025-1, Class M2, 6.98%, 02/25/55		1,248	1,251,973
Series 2025-1, Class M3, 7.33%, 02/25/55		100	99,980
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class A4, 3.58%, 10/15/50		200	195,045
Series 2019-C49, Class D, 3.00%, 03/15/52(b)		10	8,386
Series 2024-1CHI, Class A, 5.48%, 07/15/35(a)(b)		154	154,776
Series 2024-BPRC, Class B, 6.22%, 07/15/43(b)		176	181,487

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2024-BPRC, Class C, 6.43%, 07/15/43(b)	USD	112	$ 112,895
Series 2024-BPRC, Class D, 7.08%, 07/15/43(b)		50	50,297
Series 2024-BPRC, Class X, 0.31%, 07/15/43(a)(b)		1,390	12,880
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/30(a)(b)		56	56,403
			37,794,710
Interest Only Collateralized Mortgage Obligations(a) — 0.0%
JP Morgan Alternative Loan Trust, Series 2014-5, Class 5C, 0.00%, 05/27/36(b)		1,369	231,928
Residential Asset Securitization Trust, Series 2007- A9, Class A2, (1 mo. Term SOFR + 6.34%), 2.01%, 09/25/37		1,090	126,318
			358,246
Total Non-Agency Mortgage-Backed Securities — 12.0% (Cost: $137,250,627)			136,979,696
Preferred Securities
Capital Trusts — 0.0%(a)
Electric Utilities — 0.0%
Edison International, Series B, 5.00%(f)(p)		106	93,773
Insurance — 0.0%
Prudential Financial, Inc., 5.38%, 05/15/45		20	19,985
			113,758

	Shares
Preferred Stocks — 0.0%
Aerospace & Defense — 0.0%
Boeing Co., 6.00%	750	46,035
		46,035
Total Preferred Securities — 0.0% (Cost: $152,374)		159,793

		Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations(a) — 0.4%
Freddie Mac REMICS
Series 5513, Class FD, (30-day Avg SOFR + 1.35%), 5.70%, 01/25/55	USD	1,483	1,480,657
Series 5516, Class FC, (30-day Avg SOFR + 1.40%), 5.75%, 03/25/55		3,506	3,502,019
			4,982,676
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae-Aces, Series 2021-M4, Class A2, 1.51%, 02/25/31(a)		150	128,970
Freddie Mac, Series 2024-P015, Class A1, 4.45%, 11/25/32(a)		44	43,153
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates, Series KJ48, Class A2, 5.03%, 10/25/31	USD	33	$ 33,835
Ginnie Mae
Series 2023-119, Class AD, 2.25%, 04/16/65		40	31,994
Series 2023-50, Class AC, 3.25%, 09/16/63(a)		23	21,314
			259,266
Mortgage-Backed Securities — 39.4%
Fannie Mae Mortgage-Backed Securities, 5.81%, 06/01/31		123	129,744
Freddie Mac Mortgage-Backed Securities
2.50%, 10/01/31		144	138,429
3.50%, 04/01/48		60	55,133
Ginnie Mae Mortgage-Backed Securities(q)
4.00%, 11/20/40 - 05/20/55		4,144	3,861,952
3.50%, 09/20/46 - 06/15/54		12,392	11,268,205
4.50%, 02/20/49 - 05/20/55		5,367	5,146,809
3.00%, 06/20/50 - 05/20/55		8,236	7,293,670
2.00%, 01/20/51 - 05/15/54		13,975	11,400,727
2.50%, 10/20/51 - 05/20/55		11,812	10,066,818
5.50%, 02/20/53 - 05/15/54		5,825	5,822,100
6.50%, 10/20/53 - 01/20/55		2,292	2,344,384
5.00%, 05/15/54		6,389	6,266,639
6.00%, 05/15/54 - 07/20/54		3,723	3,765,318
Uniform Mortgage-Backed Securities(q)
3.50%, 05/13/26 - 08/01/52		24,907	22,596,444
3.00%, 07/01/31 - 08/01/52		29,240	25,659,940
2.50%, 01/01/35 - 05/15/54		44,995	37,940,814
2.00%, 05/01/36 - 05/13/55		78,106	63,640,031
1.50%, 09/01/36 - 10/01/51		5,251	4,286,227
4.00%, 05/15/39 - 02/01/53		17,924	16,802,671
4.50%, 05/15/39 - 05/13/55		32,650	31,280,161
5.50%, 09/01/48 - 05/15/55(d)		55,864	55,784,974
5.00%, 06/01/52 - 05/15/54		18,906	18,521,098
6.00%, 10/01/52 - 05/15/55		81,637	82,846,908
6.50%, 08/01/53 - 05/15/55		22,057	22,733,546
			449,652,742
Total U.S. Government Sponsored Agency Securities — 39.8% (Cost: $452,430,459)			454,894,684
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39		2,100	2,107,793
1.13%, 05/15/40 - 08/15/40		5,102	3,176,643
4.25%, 11/15/40		1,024	989,840
1.88%, 02/15/41 - 11/15/51		5,643	3,578,222
4.75%, 02/15/41 - 11/15/43		4,927	5,013,164
4.38%, 05/15/41 - 08/15/43		4,433	4,280,230
3.75%, 08/15/41 - 11/15/43		6,010	5,308,726
3.13%, 11/15/41 - 05/15/48		10,876	8,481,405
2.38%, 02/15/42 - 05/15/51		1,446	974,124
3.00%, 05/15/42 - 08/15/52		14,388	10,869,056
4.00%, 11/15/42 - 11/15/52		7,400	6,665,356
3.88%, 02/15/43		918	830,771
3.63%, 08/15/43 - 02/15/53		1,593	1,347,334
3.38%, 05/15/44 - 11/15/48		1,900	1,575,567
4.13%, 08/15/44 - 08/15/53		10,167	9,254,339
4.63%, 11/15/44 - 02/15/55		796	787,965
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
2.75%, 11/15/47	USD	686	$ 492,875
2.25%, 08/15/49		1,239	784,859
1.63%, 11/15/50		909	484,309
2.00%, 08/15/51		419	244,444
2.88%, 05/15/52		2,623	1,868,896
3.79%, 05/15/53		497	411,657
U.S. Treasury Notes
4.50%, 07/15/26 - 11/15/33		6,352	6,513,733
0.63%, 07/31/26 - 08/15/30		2,983	2,799,898
4.63%, 10/15/26 - 02/15/35		5,582	5,772,910
4.38%, 12/15/26 - 01/31/32		8,398	8,571,275
4.00%, 01/15/27 - 02/15/34(f)		23,357	23,573,043
4.13%, 02/15/27 - 11/15/32		8,856	8,988,391
4.25%, 03/15/27 - 06/30/31		4,369	4,446,513
0.50%, 04/30/27 - 08/31/27		7,684	7,197,055
2.25%, 08/15/27		1,504	1,460,114
3.38%, 09/15/27		37	36,829
0.38%, 09/30/27		1,103	1,021,568
3.88%, 11/30/27 - 08/15/34		8,296	8,314,962
1.25%, 03/31/28 - 05/31/28		3,484	3,252,477
3.63%, 03/31/28 - 09/30/31		9,180	9,146,881
3.75%, 04/15/28 - 12/31/28		4,168	4,185,430
2.88%, 08/15/28 - 05/15/32		23,713	23,069,027
1.13%, 08/31/28		1,596	1,472,185
4.88%, 10/31/28 - 10/31/30		37,399	39,299,688
2.38%, 03/31/29		1,427	1,361,136
2.13%, 04/15/29		1,895	1,956,454
3.25%, 06/30/29		1,009	992,683
3.13%, 08/31/29		4,693	4,588,789
1.63%, 10/15/29		5,119	5,203,095
1.50%, 02/15/30		1,102	995,933
3.50%, 04/30/30		21	20,972
2.75%, 08/15/32		1,074	991,814
Total U.S. Treasury Obligations — 21.4% (Cost: $240,176,125)			244,760,430
Total Long-Term Investments — 110.0% (Cost: $1,246,495,947)			1,255,996,062
Short-Term Securities
Foreign Agency Obligations — 0.0%
Egypt Treasury Bills(r)
26.37%, 11/18/25	EGP	900	15,513
26.90%, 12/16/25		1,400	23,610
Nigeria Treasury Bills, 0.00%, 12/11/25(r)	NGN	79,800	44,043
			83,166

Security	Shares	Value
Money Market Funds — 20.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(n)(s)(t)	21,275,128	$ 21,283,638
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.21%(n)(s)	215,079,046	215,079,046
		236,362,684

Par (000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes, 4.63%, 03/15/26	USD	3,023	3,040,123
Total Short-Term Securities — 21.0% (Cost: $239,468,850)			239,485,973
Options Purchased — 0.1% (Cost: $932,512)			1,011,457
Total Investments Before TBA Sale Commitments and Options Written — 131.1% (Cost: $1,486,897,309)			1,496,493,492
TBA Sale Commitments(q)
Mortgage-Backed Securities — (8.8)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 05/15/54		(667)	(543,934)
2.50%, 05/20/55		(548)	(466,785)
3.00%, 05/20/55		(1,317)	(1,165,546)
3.50%, 03/20/52		(3,544)	(3,219,468)
4.00%, 05/20/55		(166)	(154,487)
4.50%, 05/20/55		(658)	(629,777)
5.00%, 05/15/54		(870)	(853,338)
5.50%, 05/15/54		(184)	(183,902)
6.00%, 05/15/54		(109)	(110,239)
6.50%, 05/15/54		(115)	(117,556)
Uniform Mortgage-Backed Securities
2.00%, 05/15/39 - 05/13/55		(4,644)	(3,805,906)
2.50%, 05/15/39 - 05/15/54		(6,161)	(5,152,275)
3.00%, 03/25/37 - 02/25/52		(1,838)	(1,617,199)
3.50%, 05/15/39 - 03/25/52		(6,165)	(5,572,517)
4.00%, 05/15/39 - 06/25/52		(1,501)	(1,399,873)
4.50%, 05/15/39 - 05/13/55		(32,939)	(31,494,441)
5.00%, 05/15/54		(844)	(825,631)
5.50%, 05/15/55		(2,929)	(2,922,577)
6.00%, 06/15/54 - 05/15/55		(24,508)	(24,854,586)
6.50%, 06/15/54 - 05/15/55		(14,757)	(15,183,244)
Total TBA Sale Commitments — (8.8)% (Proceeds: $(100,002,938))			(100,273,281)
Options Written — (0.0)% (Premiums Received: $(81,665))			(78,883)
Total Investments, Net of TBA Sale Commitments and Options Written — 122.3% (Cost: $1,386,812,706)			1,396,141,328
Liabilities in Excess of Other Assets — (22.3)%			(254,222,229)
Net Assets — 100.0%			$ 1,141,919,099

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	When-issued security.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $259,601, representing less than 0.05% of its net assets as of period end, and an original cost of $258,522.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Convertible security.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Affiliate of the Fund.
(o)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(p)	Perpetual security with no stated maturity date.
(q)	Represents or includes a TBA transaction.
(r)	Zero-coupon bond.
(s)	Annualized 7-day yield as of period end.
(t)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 10,501,666	$ 10,785,952 (a)	$ —	$ (1,798)	$ (2,182)	$ 21,283,638	21,275,128	$ 32,310 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	131,729,503	83,349,543 (a)	—	—	—	215,079,046	215,079,046	3,592,916	—
iShares 0-5 Year High Yield Corporate Bond ETF	—	1,253,560	(92,111)	(1,888)	(21,237)	1,138,324	26,898	28,514	—
				$ (3,686)	$ (23,419)	$ 237,501,008		$ 3,653,740	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BOBL	1	06/06/25	$ 136	$ (12)
10-Year Australian Treasury Bonds	104	06/16/25	7,659	120,060
10-Year U.S. Treasury Note	352	06/18/25	39,567	291,405
U.S. Long Bond	147	06/18/25	17,158	17,127
Ultra U.S. Treasury Bond	154	06/18/25	18,620	646,619
10-Year Canadian Bond	128	06/19/25	11,482	55,795
Long Gilt	511	06/26/25	63,688	792,661
2-Year U.S. Treasury Note	771	06/30/25	160,549	492,777
5-Year U.S. Treasury Note	825	06/30/25	90,209	1,438,769
				3,855,201
Short Contracts
30-Year Euro Buxl Bond	8	06/06/25	1,125	(29,156)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
Euro Bund	247	06/06/25	$ 36,874	$ (745,961)
10-Year Australian Treasury Bonds	62	06/16/25	4,566	(15,662)
10-Year U.S. Treasury Note	109	06/18/25	12,252	(18,038)
10-Year U.S. Ultra Long Treasury Note	246	06/18/25	28,275	(422,161)
Ultra U.S. Treasury Bond	4	06/18/25	484	(119)
10-Year Canadian Bond	33	06/19/25	2,960	20,155
E-mini Russell 2000 Index	7	06/20/25	689	(39,327)
S&P 500 E-Mini Index	5	06/20/25	1,397	(119,264)
2-Year U.S. Treasury Note	9	06/30/25	1,874	(1,582)
5-Year U.S. Treasury Note	76	06/30/25	8,310	(41,114)
				(1,412,229)
				$ 2,442,972
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	90,520,000	USD	62,000	Citibank N.A.	05/02/25	$ 1,679
BRL	136,500	USD	24,000	Citibank N.A.	05/05/25	52
BRL	137,952	USD	24,000	Citibank N.A.	05/05/25	308
BRL	218,781	USD	37,000	Citibank N.A.	05/05/25	1,551
BRL	217,745	USD	37,000	Goldman Sachs International	05/05/25	1,368
BRL	890,131	USD	154,400	Goldman Sachs International	05/05/25	2,447
TRY	938,000	USD	23,826	Barclays Bank PLC	05/05/25	541
USD	24,113	BRL	136,500	Citibank N.A.	05/05/25	61
USD	24,370	BRL	137,952	Citibank N.A.	05/05/25	62
USD	38,648	BRL	218,781	Citibank N.A.	05/05/25	98
USD	24,945	BRL	141,211	Goldman Sachs International	05/05/25	63
USD	38,465	BRL	217,745	Goldman Sachs International	05/05/25	97
USD	157,245	BRL	890,131	Goldman Sachs International	05/05/25	398
TRY	257,300	USD	6,651	Barclays Bank PLC	05/07/25	17
TRY	358,599	USD	9,195	Barclays Bank PLC	05/07/25	99
TRY	1,058,715	USD	27,263	Barclays Bank PLC	05/07/25	174
TRY	3,617,758	USD	92,763	Barclays Bank PLC	05/07/25	994
TRY	393,764	USD	10,066	UBS AG	05/07/25	138
TRY	433,793	USD	11,096	UBS AG	05/13/25	66
TRY	977,363	USD	25,000	UBS AG	05/13/25	149
USD	98,400	EUR	86,385	Morgan Stanley & Co. International PLC	05/14/25	486
USD	38,380	ZAR	703,258	UBS AG	05/14/25	600
USD	55,069	ZAR	1,001,759	UBS AG	05/14/25	1,253
ZAR	738,844	USD	37,306	UBS AG	05/14/25	2,386
EGP	1,242,798	USD	23,450	Societe Generale	05/27/25	747
TRY	246,960	USD	6,000	Barclays Bank PLC	05/27/25	250
TRY	583,000	USD	14,649	Barclays Bank PLC	05/27/25	105
TRY	1,757,763	USD	42,680	State Street Bank and Trust Co.	05/27/25	1,805
AUD	26,000	USD	16,567	Barclays Bank PLC	05/28/25	92
AUD	58,270	USD	37,134	Barclays Bank PLC	05/28/25	201
CAD	120,719	USD	87,120	Toronto-Dominion Bank	05/28/25	564
CNH	1,055,594	USD	145,000	Barclays Bank PLC	05/28/25	448
COP	216,809,465	GBP	37,480	BNP Paribas SA	05/28/25	1,181
GBP	140,520	USD	185,904	UBS AG	05/28/25	1,383
IDR	1,230,196,000	USD	73,000	Barclays Bank PLC	05/28/25	1,260
IDR	621,896,000	USD	37,000	Citibank N.A.	05/28/25	541
INR	4,414,471	USD	50,720	BNP Paribas SA	05/28/25	1,369
MXN	730,565	USD	37,000	Barclays Bank PLC	05/28/25	137
MXN	4,642,242	USD	231,110	UBS AG	05/28/25	4,868
MYR	216,358	USD	49,150	Royal Bank of Canada	05/28/25	1,039

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	250,071	USD	24,000	Goldman Sachs International	05/28/25	$ 38
NOK	253,730	USD	24,000	Morgan Stanley & Co. International PLC	05/28/25	389
PEN	545,485	USD	146,000	Barclays Bank PLC	05/28/25	2,677
USD	116,076	EUR	101,843	Toronto-Dominion Bank	05/28/25	543
ZAR	906,324	USD	48,000	Barclays Bank PLC	05/28/25	636
TRY	429,366	USD	10,441	Barclays Bank PLC	06/02/25	349
BRL	916,987	USD	159,900	Goldman Sachs International	06/03/25	490
AUD	290,000	USD	183,618	Citibank N.A.	06/18/25	2,237
AUD	260,000	USD	163,822	Goldman Sachs International	06/18/25	2,807
AUD	50,000	USD	30,215	Morgan Stanley & Co. International PLC	06/18/25	1,829
AUD	230,000	USD	139,340	Morgan Stanley & Co. International PLC	06/18/25	8,063
AUD	480,000	USD	303,327	Toronto-Dominion Bank	06/18/25	4,295
AUD	470,000	USD	284,590	UBS AG	06/18/25	16,624
AUD	3,820,000	USD	2,410,668	UBS AG	06/18/25	37,495
BRL	370,000	USD	63,735	Barclays Bank PLC	06/18/25	774
BRL	355,000	USD	60,996	Citibank N.A.	06/18/25	897
BRL	2,840,000	USD	481,609	Citibank N.A.	06/18/25	13,534
BRL	140,000	USD	23,427	Goldman Sachs International	06/18/25	981
BRL	290,000	USD	49,421	Goldman Sachs International	06/18/25	1,140
BRL	355,000	USD	60,939	Goldman Sachs International	06/18/25	954
BRL	380,000	USD	63,076	Goldman Sachs International	06/18/25	3,176
BRL	400,000	USD	66,920	Goldman Sachs International	06/18/25	2,819
BRL	470,000	USD	81,618	Goldman Sachs International	06/18/25	324
BRL	470,000	USD	80,742	Goldman Sachs International	06/18/25	1,201
BRL	180,000	USD	30,290	Societe Generale	06/18/25	1,093
BRL	3,718,565	USD	626,000	UBS AG	06/18/25	22,317
CAD	190,000	USD	133,114	Bank of America N.A.	06/18/25	5,039
CAD	360,000	USD	251,420	Bank of America N.A.	06/18/25	10,346
CAD	460,000	USD	326,876	Bank of America N.A.	06/18/25	7,601
CAD	90,000	USD	65,009	Barclays Bank PLC	06/18/25	432
CAD	70,000	USD	50,707	Citibank N.A.	06/18/25	192
CAD	240,000	USD	174,045	Citibank N.A.	06/18/25	465
CAD	4,441	USD	3,096	Goldman Sachs International	06/18/25	134
CAD	315,559	USD	219,995	Goldman Sachs International	06/18/25	9,456
CAD	370,000	USD	259,031	Goldman Sachs International	06/18/25	10,005
CAD	420,000	USD	304,605	Goldman Sachs International	06/18/25	788
CAD	240,000	USD	173,088	Morgan Stanley & Co. International PLC	06/18/25	1,422
CAD	290,000	USD	203,795	Morgan Stanley & Co. International PLC	06/18/25	7,072
CAD	280,000	USD	203,423	State Street Bank and Trust Co.	06/18/25	172
CAD	60,000	USD	41,917	Toronto-Dominion Bank	06/18/25	1,711
CAD	190,000	USD	132,302	Toronto-Dominion Bank	06/18/25	5,852
CAD	380,000	USD	275,129	Toronto-Dominion Bank	06/18/25	1,179
CHF	110,000	USD	125,802	Bank of America N.A.	06/18/25	8,186
CHF	130,000	USD	149,062	Bank of America N.A.	06/18/25	9,286
CHF	140,000	USD	161,424	Barclays Bank PLC	06/18/25	9,105
CHF	200,000	USD	237,662	Barclays Bank PLC	06/18/25	5,951
CHF	210,000	USD	240,618	BNP Paribas SA	06/18/25	15,176
CHF	60,000	USD	68,609	Goldman Sachs International	06/18/25	4,475
CHF	170,000	USD	194,290	Goldman Sachs International	06/18/25	12,781
CHF	220,000	USD	251,936	Morgan Stanley & Co. International PLC	06/18/25	16,038
CHF	100,000	USD	116,864	State Street Bank and Trust Co.	06/18/25	4,942
CHF	140,000	USD	160,011	State Street Bank and Trust Co.	06/18/25	10,519
CHF	130,000	USD	149,121	Toronto-Dominion Bank	06/18/25	9,228
CHF	140,000	USD	159,849	Toronto-Dominion Bank	06/18/25	10,681
CHF	170,000	USD	203,868	UBS AG	06/18/25	3,204
CLP	188,000,000	USD	197,127	Bank of America N.A.	06/18/25	1,356
COP	500,000,000	USD	114,641	Goldman Sachs International	06/18/25	2,942
CZK	1,100,000	USD	48,006	Bank of America N.A.	06/18/25	1,984
CZK	3,600,000	USD	163,521	Citibank N.A.	06/18/25	82
CZK	1,300,000	USD	56,421	Societe Generale	06/18/25	2,658
CZK	3,200,000	USD	139,136	State Street Bank and Trust Co.	06/18/25	6,289
CZK	1,700,000	USD	74,367	Toronto-Dominion Bank	06/18/25	2,890
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	120,000	USD	133,119	Barclays Bank PLC	06/18/25	$ 3,190
EUR	280,000	USD	305,251	Barclays Bank PLC	06/18/25	12,804
EUR	210,000	USD	228,212	BNP Paribas SA	06/18/25	10,329
EUR	200,000	USD	219,431	Goldman Sachs International	06/18/25	7,751
EUR	110,000	USD	122,459	Morgan Stanley & Co. International PLC	06/18/25	2,491
EUR	4,385,000	USD	4,778,356	UBS AG	06/18/25	202,611
GBP	220,000	USD	283,916	Bank of America N.A.	06/18/25	9,330
GBP	410,000	USD	536,929	Bank of America N.A.	06/18/25	9,576
GBP	40,000	USD	53,065	Barclays Bank PLC	06/18/25	252
GBP	140,000	USD	181,301	Barclays Bank PLC	06/18/25	5,310
GBP	200,000	USD	258,384	Barclays Bank PLC	06/18/25	8,203
GBP	220,000	USD	291,158	Barclays Bank PLC	06/18/25	2,089
GBP	340,000	USD	436,099	Barclays Bank PLC	06/18/25	17,100
GBP	150,000	USD	193,943	BNP Paribas SA	06/18/25	5,997
GBP	10,000	USD	12,938	Citibank N.A.	06/18/25	392
GBP	120,000	USD	158,160	Citibank N.A.	06/18/25	1,793
GBP	170,000	USD	219,951	Citibank N.A.	06/18/25	6,649
GBP	130,000	USD	169,260	Goldman Sachs International	06/18/25	4,022
GBP	290,000	USD	369,288	Goldman Sachs International	06/18/25	17,264
GBP	50,000	USD	64,553	Morgan Stanley & Co. International PLC	06/18/25	2,094
GBP	110,000	USD	145,669	Morgan Stanley & Co. International PLC	06/18/25	955
GBP	110,000	USD	144,730	Morgan Stanley & Co. International PLC	06/18/25	1,894
GBP	660,000	USD	849,499	Royal Bank of Canada	06/18/25	30,240
GBP	634,000	USD	820,045	Societe Generale	06/18/25	25,038
GBP	70,000	USD	90,239	State Street Bank and Trust Co.	06/18/25	3,067
GBP	80,000	USD	103,611	Toronto-Dominion Bank	06/18/25	3,024
HUF	11,000,000	USD	29,494	Barclays Bank PLC	06/18/25	1,250
HUF	18,000,000	USD	50,144	Barclays Bank PLC	06/18/25	163
HUF	38,000,000	USD	104,880	Barclays Bank PLC	06/18/25	1,326
HUF	8,000,000	USD	22,140	Citibank N.A.	06/18/25	219
HUF	49,000,000	USD	131,602	Goldman Sachs International	06/18/25	5,347
HUF	13,000,000	USD	36,147	Morgan Stanley & Co. International PLC	06/18/25	186
HUF	18,000,000	USD	50,046	Morgan Stanley & Co. International PLC	06/18/25	262
HUF	7,000,000	USD	18,942	State Street Bank and Trust Co.	06/18/25	622
HUF	120,000,000	USD	320,321	State Street Bank and Trust Co.	06/18/25	15,065
IDR	870,000,000	USD	52,273	Barclays Bank PLC	06/18/25	202
IDR	1,040,000,000	USD	61,672	Barclays Bank PLC	06/18/25	1,058
IDR	1,850,000,000	USD	109,685	Barclays Bank PLC	06/18/25	1,902
IDR	1,980,000,000	USD	117,255	Barclays Bank PLC	06/18/25	2,172
IDR	2,010,000,000	USD	119,773	Barclays Bank PLC	06/18/25	1,465
IDR	2,080,000,000	USD	122,937	Barclays Bank PLC	06/18/25	2,522
IDR	2,440,000,000	USD	144,768	Barclays Bank PLC	06/18/25	2,406
IDR	2,090,000,000	USD	123,625	Goldman Sachs International	06/18/25	2,438
INR	1,100,000	USD	12,691	Citibank N.A.	06/18/25	268
INR	2,100,000	USD	24,427	Goldman Sachs International	06/18/25	312
INR	3,100,000	USD	35,574	Goldman Sachs International	06/18/25	947
INR	10,800,000	USD	123,433	Goldman Sachs International	06/18/25	3,799
INR	17,100,000	USD	194,495	State Street Bank and Trust Co.	06/18/25	6,956
JPY	40,000,000	USD	276,277	Goldman Sachs International	06/18/25	4,963
JPY	5,000,000	USD	34,332	State Street Bank and Trust Co.	06/18/25	823
JPY	10,000,000	USD	66,842	State Street Bank and Trust Co.	06/18/25	3,468
JPY	8,000,000	USD	53,813	Toronto-Dominion Bank	06/18/25	2,435
JPY	23,000,000	USD	157,761	Toronto-Dominion Bank	06/18/25	3,952
JPY	6,000,000	USD	40,163	UBS AG	06/18/25	2,023
JPY	280,000,000	USD	1,929,343	UBS AG	06/18/25	39,343
KRW	505,000,000	USD	344,472	Bank of America N.A.	06/18/25	10,983
KRW	65,000,000	USD	45,669	Barclays Bank PLC	06/18/25	83
KRW	105,000,000	USD	72,038	Barclays Bank PLC	06/18/25	1,868
KRW	165,000,000	USD	113,150	Barclays Bank PLC	06/18/25	2,989
KRW	190,000,000	USD	130,509	Barclays Bank PLC	06/18/25	3,227
KRW	465,000,000	USD	315,888	Barclays Bank PLC	06/18/25	11,412
KRW	100,000,000	USD	70,172	Citibank N.A.	06/18/25	215

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	125,000,000	USD	87,892	Citibank N.A.	06/18/25	$ 92
KRW	135,000,000	USD	92,783	Citibank N.A.	06/18/25	2,240
KRW	170,000,000	USD	117,887	Citibank N.A.	06/18/25	1,771
KRW	205,000,000	USD	143,314	Goldman Sachs International	06/18/25	980
KRW	110,000,000	USD	75,450	Morgan Stanley & Co. International PLC	06/18/25	1,976
MXN	700,000	USD	34,875	Barclays Bank PLC	06/18/25	610
MXN	1,500,000	USD	73,655	Barclays Bank PLC	06/18/25	2,383
MXN	1,600,000	USD	78,429	Barclays Bank PLC	06/18/25	2,679
MXN	2,000,000	USD	99,162	Barclays Bank PLC	06/18/25	2,223
MXN	2,500,000	USD	126,358	Barclays Bank PLC	06/18/25	373
MXN	600,000	USD	28,991	Goldman Sachs International	06/18/25	1,425
MXN	1,265,000	USD	62,365	Goldman Sachs International	06/18/25	1,761
MXN	3,100,000	USD	157,144	Goldman Sachs International	06/18/25	3
MXN	1,100,000	USD	53,543	Morgan Stanley & Co. International PLC	06/18/25	2,219
MXN	1,700,000	USD	82,377	Morgan Stanley & Co. International PLC	06/18/25	3,800
MXN	2,535,000	USD	125,137	Morgan Stanley & Co. International PLC	06/18/25	3,368
MXN	3,400,000	USD	171,931	Morgan Stanley & Co. International PLC	06/18/25	423
MXN	1,700,000	USD	83,944	Royal Bank of Canada	06/18/25	2,233
MXN	400,000	USD	19,515	State Street Bank and Trust Co.	06/18/25	762
MXN	400,000	USD	19,510	State Street Bank and Trust Co.	06/18/25	767
MXN	2,000,000	USD	98,488	State Street Bank and Trust Co.	06/18/25	2,897
NOK	1,900,000	USD	174,464	Bank of America N.A.	06/18/25	8,172
NOK	1,000,000	USD	96,051	Barclays Bank PLC	06/18/25	73
NOK	500,000	USD	45,565	Citibank N.A.	06/18/25	2,497
NOK	400,000	USD	37,844	Goldman Sachs International	06/18/25	606
NOK	6,000,000	USD	561,554	Morgan Stanley & Co. International PLC	06/18/25	15,190
NOK	800,000	USD	75,689	State Street Bank and Trust Co.	06/18/25	1,210
NOK	800,000	USD	73,071	State Street Bank and Trust Co.	06/18/25	3,828
NOK	4,100,000	USD	382,087	Toronto-Dominion Bank	06/18/25	12,022
NZD	160,000	USD	89,622	Bank of America N.A.	06/18/25	5,553
NZD	280,000	USD	159,202	Bank of America N.A.	06/18/25	7,355
NZD	70,000	USD	40,098	Goldman Sachs International	06/18/25	1,541
NZD	190,000	USD	110,495	Goldman Sachs International	06/18/25	2,525
NZD	330,000	USD	190,484	Goldman Sachs International	06/18/25	5,815
NZD	60,000	USD	34,301	Morgan Stanley & Co. International PLC	06/18/25	1,390
NZD	200,000	USD	111,977	Royal Bank of Canada	06/18/25	6,992
NZD	90,000	USD	51,829	State Street Bank and Trust Co.	06/18/25	1,707
NZD	620,000	USD	353,377	State Street Bank and Trust Co.	06/18/25	15,427
NZD	370,000	USD	214,669	Toronto-Dominion Bank	06/18/25	5,424
PHP	1,400,000	USD	24,544	Bank of America N.A.	06/18/25	529
PHP	1,900,000	USD	33,222	Bank of America N.A.	06/18/25	806
PHP	1,400,000	USD	24,687	Barclays Bank PLC	06/18/25	387
PHP	2,100,000	USD	36,619	Barclays Bank PLC	06/18/25	991
PHP	3,900,000	USD	67,890	Barclays Bank PLC	06/18/25	1,958
PHP	7,200,000	USD	126,787	Barclays Bank PLC	06/18/25	2,162
PHP	10,600,000	USD	186,880	Barclays Bank PLC	06/18/25	2,962
PHP	11,000,000	USD	191,987	Barclays Bank PLC	06/18/25	5,018
PHP	5,500,000	USD	95,936	Citibank N.A.	06/18/25	2,567
PHP	2,900,000	USD	51,888	Goldman Sachs International	06/18/25	50
PHP	2,900,000	USD	50,589	Goldman Sachs International	06/18/25	1,349
PLN	300,000	USD	76,439	Barclays Bank PLC	06/18/25	2,834
PLN	150,000	USD	38,090	Morgan Stanley & Co. International PLC	06/18/25	1,546
PLN	150,000	USD	38,868	Royal Bank of Canada	06/18/25	769
PLN	200,000	USD	51,738	State Street Bank and Trust Co.	06/18/25	1,111
SEK	800,000	USD	80,238	Bank of America N.A.	06/18/25	2,752
SEK	1,300,000	USD	131,100	Barclays Bank PLC	06/18/25	3,759
SEK	1,300,000	USD	129,850	Barclays Bank PLC	06/18/25	5,009
SEK	2,700,000	USD	268,595	Barclays Bank PLC	06/18/25	11,496
SEK	400,000	USD	40,041	BNP Paribas SA	06/18/25	1,454
SEK	100,000	USD	10,095	Goldman Sachs International	06/18/25	279
SEK	800,000	USD	80,355	Goldman Sachs International	06/18/25	2,635
SEK	1,100,000	USD	109,451	Goldman Sachs International	06/18/25	4,660
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	2,800,000	USD	279,460	Goldman Sachs International	06/18/25	$ 11,004
SEK	1,300,000	USD	132,979	Morgan Stanley & Co. International PLC	06/18/25	1,880
SEK	300,000	USD	30,850	State Street Bank and Trust Co.	06/18/25	271
SEK	400,000	USD	39,919	State Street Bank and Trust Co.	06/18/25	1,575
SEK	1,100,000	USD	109,351	State Street Bank and Trust Co.	06/18/25	4,760
SEK	1,400,000	USD	140,197	State Street Bank and Trust Co.	06/18/25	5,036
SEK	1,700,000	USD	168,580	State Street Bank and Trust Co.	06/18/25	7,774
SGD	70,000	USD	52,819	Royal Bank of Canada	06/18/25	907
SGD	140,000	USD	107,024	Societe Generale	06/18/25	429
SGD	80,000	USD	61,252	State Street Bank and Trust Co.	06/18/25	150
SGD	140,000	USD	107,323	State Street Bank and Trust Co.	06/18/25	130
SGD	730,000	USD	550,833	State Street Bank and Trust Co.	06/18/25	9,458
THB	4,000,000	USD	120,004	Barclays Bank PLC	06/18/25	120
THB	4,000,000	USD	119,951	Barclays Bank PLC	06/18/25	174
THB	600,000	USD	18,003	Citibank N.A.	06/18/25	16
THB	4,600,000	USD	136,585	Citibank N.A.	06/18/25	1,558
THB	3,500,000	USD	105,048	Morgan Stanley & Co. International PLC	06/18/25	61
TWD	10,100,000	USD	315,771	Bank of America N.A.	06/18/25	1,830
TWD	1,000,000	USD	31,309	Barclays Bank PLC	06/18/25	137
TWD	1,400,000	USD	43,699	Barclays Bank PLC	06/18/25	324
TWD	1,800,000	USD	55,176	Barclays Bank PLC	06/18/25	1,426
TWD	3,000,000	USD	90,717	Barclays Bank PLC	06/18/25	3,620
TWD	3,400,000	USD	103,956	Barclays Bank PLC	06/18/25	2,959
TWD	14,900,000	USD	452,695	Barclays Bank PLC	06/18/25	15,845
TWD	3,200,000	USD	98,075	BNP Paribas SA	06/18/25	2,551
TWD	1,500,000	USD	46,703	Citibank N.A.	06/18/25	466
TWD	3,600,000	USD	109,763	Citibank N.A.	06/18/25	3,441
TWD	1,100,000	USD	33,554	Goldman Sachs International	06/18/25	1,036
TWD	9,800,000	USD	307,178	State Street Bank and Trust Co.	06/18/25	989
USD	83,344	AUD	130,000	Citibank N.A.	06/18/25	30
USD	31,504	BRL	180,000	Goldman Sachs International	06/18/25	122
USD	329,046	CHF	270,000	Barclays Bank PLC	06/18/25	168
USD	49,270	CHF	40,000	Citibank N.A.	06/18/25	548
USD	36,542	CHF	30,000	Goldman Sachs International	06/18/25	—
USD	49,441	CHF	40,000	Goldman Sachs International	06/18/25	718
USD	122,441	CHF	100,000	Goldman Sachs International	06/18/25	634
USD	235,425	CHF	190,000	Morgan Stanley & Co. International PLC	06/18/25	3,993
USD	61,577	CHF	50,000	State Street Bank and Trust Co.	06/18/25	674
USD	36,840	CLP	34,000,000	Bank of America N.A.	06/18/25	944
USD	50,944	CLP	48,000,000	Bank of America N.A.	06/18/25	268
USD	62,021	CLP	57,000,000	Bank of America N.A.	06/18/25	1,842
USD	38,066	CLP	35,000,000	Citibank N.A.	06/18/25	1,114
USD	71,870	CLP	67,000,000	Goldman Sachs International	06/18/25	1,134
USD	149,204	CLP	140,000,000	Goldman Sachs International	06/18/25	1,398
USD	28,522	COP	120,000,000	Bank of America N.A.	06/18/25	302
USD	33,119	COP	140,000,000	Bank of America N.A.	06/18/25	195
USD	75,701	COP	320,000,000	Bank of America N.A.	06/18/25	448
USD	95,677	COP	400,000,000	Bank of America N.A.	06/18/25	1,610
USD	21,291	COP	90,000,000	Goldman Sachs International	06/18/25	126
USD	27,348	CZK	600,000	Goldman Sachs International	06/18/25	80
USD	34,285	EUR	30,000	Barclays Bank PLC	06/18/25	208
USD	307,896	EUR	270,000	Barclays Bank PLC	06/18/25	1,200
USD	309,073	EUR	270,000	Barclays Bank PLC	06/18/25	2,377
USD	11,385	EUR	10,000	Citibank N.A.	06/18/25	26
USD	170,853	EUR	150,000	Citibank N.A.	06/18/25	466
USD	171,295	EUR	150,000	Goldman Sachs International	06/18/25	908
USD	216,706	EUR	190,000	Morgan Stanley & Co. International PLC	06/18/25	884
USD	125,483	EUR	110,000	State Street Bank and Trust Co.	06/18/25	533
USD	71,956	EUR	63,000	UBS AG	06/18/25	394
USD	119,902	IDR	1,980,000,000	Bank of America N.A.	06/18/25	474
USD	44,036	IDR	730,000,000	Barclays Bank PLC	06/18/25	5
USD	38,633	IDR	640,000,000	Goldman Sachs International	06/18/25	30

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	66,936	JPY	9,426,000	Barclays Bank PLC	06/18/25	$ 661
USD	56,462	JPY	8,000,000	Goldman Sachs International	06/18/25	214
USD	84,580	JPY	12,000,000	Goldman Sachs International	06/18/25	207
USD	405,909	JPY	56,571,000	UBS AG	06/18/25	8,157
USD	28,329	KRW	40,000,000	Bank of America N.A.	06/18/25	174
USD	48,263	NOK	500,000	Goldman Sachs International	06/18/25	201
USD	281	NZD	471	Bank of America N.A.	06/18/25	1
USD	77,855	NZD	130,000	Barclays Bank PLC	06/18/25	525
USD	77,240	NZD	129,529	Goldman Sachs International	06/18/25	190
USD	150,315	NZD	250,000	Goldman Sachs International	06/18/25	1,604
USD	47,760	NZD	80,000	State Street Bank and Trust Co.	06/18/25	173
USD	66,337	PLN	250,000	Barclays Bank PLC	06/18/25	276
USD	66,207	PLN	250,000	Morgan Stanley & Co. International PLC	06/18/25	146
USD	79,786	PLN	300,000	State Street Bank and Trust Co.	06/18/25	513
USD	72,767	SEK	700,000	Goldman Sachs International	06/18/25	151
USD	125,714	SEK	1,200,000	Goldman Sachs International	06/18/25	1,229
USD	93,470	SEK	900,000	Morgan Stanley & Co. International PLC	06/18/25	106
USD	301,639	SEK	2,900,000	State Street Bank and Trust Co.	06/18/25	800
USD	94,208	SEK	900,000	UBS AG	06/18/25	845
USD	87,592	ZAR	1,600,000	Morgan Stanley & Co. International PLC	06/18/25	1,872
ZAR	200,000	USD	10,550	Goldman Sachs International	06/18/25	165
ZAR	200,000	USD	10,077	State Street Bank and Trust Co.	06/18/25	638
USD	4,898	EUR	4,301	Morgan Stanley & Co. International PLC	07/16/25	4
USD	110,832	CZK	2,434,086	Toronto-Dominion Bank	07/22/25	115
USD	274,073	CZK	6,017,010	Toronto-Dominion Bank	07/22/25	382
						1,203,058
USD	62,927	KRW	90,520,000	Citibank N.A.	05/02/25	(753)
BRL	111,272	USD	19,657	Barclays Bank PLC	05/05/25	(50)
BRL	144,988	USD	25,613	Barclays Bank PLC	05/05/25	(65)
BRL	212,706	USD	37,575	Barclays Bank PLC	05/05/25	(95)
BRL	214,785	USD	37,943	Citibank N.A.	05/05/25	(96)
BRL	141,211	USD	25,000	Goldman Sachs International	05/05/25	(118)
BRL	910,631	USD	160,866	Goldman Sachs International	05/05/25	(407)
BRL	145,000	USD	25,615	Societe Generale	05/05/25	(65)
USD	18,500	BRL	111,272	Barclays Bank PLC	05/05/25	(1,107)
USD	25,000	BRL	144,988	Barclays Bank PLC	05/05/25	(548)
USD	36,000	BRL	212,706	Barclays Bank PLC	05/05/25	(1,480)
USD	37,000	BRL	214,785	Citibank N.A.	05/05/25	(847)
USD	159,900	BRL	910,631	Goldman Sachs International	05/05/25	(559)
USD	25,000	BRL	145,000	Societe Generale	05/05/25	(550)
USD	16,634	TRY	645,947	Barclays Bank PLC	05/07/25	(106)
USD	36,474	TRY	1,414,640	UBS AG	05/07/25	(187)
USD	37,807	TRY	1,466,260	UBS AG	05/07/25	(192)
USD	144,598	TRY	5,609,608	UBS AG	05/07/25	(779)
EUR	103,040	USD	117,313	Toronto-Dominion Bank	05/14/25	(521)
USD	24,145	EUR	23,115	UBS AG	05/14/25	(2,055)
USD	318,592	ZAR	5,944,319	UBS AG	05/14/25	(747)
USD	247,805	COP	1,082,258,082	Citibank N.A.	05/16/25	(7,913)
USD	72,000	TWD	2,319,120	Citibank N.A.	05/16/25	(552)
AUD	57,000	USD	36,545	Goldman Sachs International	05/28/25	(24)
CLP	22,713,600	USD	24,000	Barclays Bank PLC	05/28/25	(17)
CZK	2,666,345	USD	121,360	Citibank N.A.	05/28/25	(251)
EUR	6,640	USD	7,561	Barclays Bank PLC	05/28/25	(29)
EUR	32,000	USD	36,879	Barclays Bank PLC	05/28/25	(578)
EUR	236,970	USD	270,280	BNP Paribas SA	05/28/25	(1,456)
JPY	5,261,912	USD	37,000	Barclays Bank PLC	05/28/25	(90)
PLN	64,150	USD	17,000	Barclays Bank PLC	05/28/25	(40)
PLN	169,562	USD	45,000	UBS AG	05/28/25	(171)
THB	2,027,518	USD	61,000	Barclays Bank PLC	05/28/25	(205)
THB	458,734	USD	13,920	Citibank N.A.	05/28/25	(165)
USD	36,937	AUD	58,000	Citibank N.A.	05/28/25	(224)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	87,120	CAD	120,865	State Street Bank and Trust Co.	05/28/25	$ (670)
USD	25,000	CLP	24,055,000	Citibank N.A.	05/28/25	(399)
USD	21,903	CLP	21,290,154	Societe Generale	05/28/25	(577)
USD	93,730	COP	407,022,525	Morgan Stanley & Co. International PLC	05/28/25	(2,267)
USD	88,758	GBP	67,000	Barclays Bank PLC	05/28/25	(541)
USD	35,912	GBP	27,000	Goldman Sachs International	05/28/25	(74)
USD	50,475	IDR	838,534,684	Bank of America N.A.	05/28/25	(143)
USD	5,000	INR	429,510	Bank of America N.A.	05/28/25	(68)
USD	37,000	PEN	136,438	Citibank N.A.	05/28/25	(187)
USD	109,000	PEN	407,279	Citibank N.A.	05/28/25	(2,007)
USD	61,000	SGD	79,981	Barclays Bank PLC	05/28/25	(316)
USD	58,760	ZAR	1,108,788	State Street Bank and Trust Co.	05/28/25	(741)
BRL	142,504	USD	25,000	Barclays Bank PLC	06/03/25	(75)
USD	37,530	MXN	761,085	Morgan Stanley & Co. International PLC	06/06/25	(1,111)
USD	33,886	MXN	719,619	State Street Bank and Trust Co.	06/06/25	(2,650)
USD	57,258	MXN	1,128,168	State Street Bank and Trust Co.	06/06/25	(21)
CHF	50,000	USD	61,021	Citibank N.A.	06/18/25	(118)
CLP	58,000,000	USD	62,012	Bank of America N.A.	06/18/25	(777)
CLP	162,000,000	USD	172,141	BNP Paribas SA	06/18/25	(1,108)
CLP	19,000,000	USD	20,435	Citibank N.A.	06/18/25	(376)
CLP	1,003,000,000	USD	1,077,556	Citibank N.A.	06/18/25	(18,629)
CLP	81,000,000	USD	86,300	Goldman Sachs International	06/18/25	(783)
COP	230,000,000	USD	54,846	Goldman Sachs International	06/18/25	(757)
COP	2,240,000,000	USD	531,013	Morgan Stanley & Co. International PLC	06/18/25	(4,240)
EUR	233,000	USD	264,888	Barclays Bank PLC	06/18/25	(221)
EUR	450,000	USD	515,309	Goldman Sachs International	06/18/25	(4,149)
GBP	170,000	USD	227,567	Goldman Sachs International	06/18/25	(968)
GBP	40,000	USD	53,468	State Street Bank and Trust Co.	06/18/25	(150)
IDR	450,000,000	USD	27,283	Barclays Bank PLC	06/18/25	(141)
IDR	1,570,000,000	USD	95,650	Barclays Bank PLC	06/18/25	(952)
IDR	1,660,000,000	USD	100,348	Barclays Bank PLC	06/18/25	(221)
IDR	17,410,000,000	USD	1,059,260	Goldman Sachs International	06/18/25	(9,141)
JPY	25,000,000	USD	179,226	Citibank N.A.	06/18/25	(3,451)
JPY	18,000,000	USD	127,421	State Street Bank and Trust Co.	06/18/25	(862)
JPY	26,000,000	USD	183,747	State Street Bank and Trust Co.	06/18/25	(941)
KRW	95,000,000	USD	67,022	Citibank N.A.	06/18/25	(155)
MXN	3,600,000	USD	182,558	Morgan Stanley & Co. International PLC	06/18/25	(65)
NOK	1,600,000	USD	154,587	Goldman Sachs International	06/18/25	(789)
PLN	150,000	USD	39,786	Barclays Bank PLC	06/18/25	(149)
PLN	100,000	USD	26,825	Citibank N.A.	06/18/25	(401)
PLN	300,000	USD	79,582	Societe Generale	06/18/25	(309)
PLN	900,000	USD	238,288	Societe Generale	06/18/25	(469)
PLN	350,000	USD	92,887	State Street Bank and Trust Co.	06/18/25	(401)
SEK	1,400,000	USD	145,321	State Street Bank and Trust Co.	06/18/25	(88)
THB	1,900,000	USD	57,095	Citibank N.A.	06/18/25	(36)
THB	1,300,000	USD	39,244	UBS AG	06/18/25	(203)
USD	170,037	AUD	270,000	Barclays Bank PLC	06/18/25	(3,001)
USD	62,898	AUD	100,000	Goldman Sachs International	06/18/25	(1,190)
USD	273,445	AUD	430,000	Goldman Sachs International	06/18/25	(2,133)
USD	62,925	AUD	100,000	Morgan Stanley & Co. International PLC	06/18/25	(1,164)
USD	76,334	AUD	120,000	Morgan Stanley & Co. International PLC	06/18/25	(572)
USD	242,308	AUD	380,000	Morgan Stanley & Co. International PLC	06/18/25	(1,227)
USD	183,501	AUD	290,000	Societe Generale	06/18/25	(2,355)
USD	234,095	AUD	370,000	State Street Bank and Trust Co.	06/18/25	(3,031)
USD	294,798	AUD	460,000	State Street Bank and Trust Co.	06/18/25	(7)
USD	108,452	AUD	170,000	Toronto-Dominion Bank	06/18/25	(498)
USD	127,126	AUD	200,000	Toronto-Dominion Bank	06/18/25	(1,050)
USD	233,390	AUD	370,000	Toronto-Dominion Bank	06/18/25	(3,736)
USD	52,034	BRL	300,000	Bank of America N.A.	06/18/25	(269)
USD	134,133	BRL	800,000	Bank of America N.A.	06/18/25	(5,344)
USD	38,078	BRL	220,000	Barclays Bank PLC	06/18/25	(278)
USD	25,158	BRL	150,000	Citibank N.A.	06/18/25	(994)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	69,956	BRL	430,000	Citibank N.A.	06/18/25	$ (5,012)
USD	86,302	BRL	500,000	Goldman Sachs International	06/18/25	(871)
USD	111,864	BRL	660,000	Goldman Sachs International	06/18/25	(3,204)
USD	90,995	BRL	530,000	Societe Generale	06/18/25	(1,408)
USD	883,758	BRL	5,249,701	UBS AG	06/18/25	(31,506)
USD	388,947	CAD	550,000	Bank of America N.A.	06/18/25	(10,972)
USD	182,121	CAD	260,000	Barclays Bank PLC	06/18/25	(6,931)
USD	267,456	CAD	380,000	Barclays Bank PLC	06/18/25	(8,852)
USD	123,081	CAD	170,000	Citibank N.A.	06/18/25	(530)
USD	160,533	CAD	230,000	Citibank N.A.	06/18/25	(6,706)
USD	239,331	CAD	340,000	Citibank N.A.	06/18/25	(7,892)
USD	302,443	CAD	420,000	Citibank N.A.	06/18/25	(2,950)
USD	57,929	CAD	80,000	Goldman Sachs International	06/18/25	(241)
USD	188,142	CAD	270,000	Royal Bank of Canada	06/18/25	(8,182)
USD	137,302	CAD	190,000	State Street Bank and Trust Co.	06/18/25	(851)
USD	50,734	CAD	70,000	Toronto-Dominion Bank	06/18/25	(164)
USD	2,036,126	CHF	1,770,000	BNP Paribas SA	06/18/25	(119,852)
USD	164,230	CHF	140,000	Citibank N.A.	06/18/25	(6,300)
USD	57,319	CHF	50,000	Goldman Sachs International	06/18/25	(3,584)
USD	63,220	CLP	60,000,000	Bank of America N.A.	06/18/25	(126)
USD	95,391	CLP	93,000,000	Bank of America N.A.	06/18/25	(2,794)
USD	150,144	CLP	148,000,000	Barclays Bank PLC	06/18/25	(6,109)
USD	75,784	CLP	75,000,000	BNP Paribas SA	06/18/25	(3,398)
USD	47,988	CLP	48,000,000	Citibank N.A.	06/18/25	(2,688)
USD	94,904	CLP	90,000,000	Goldman Sachs International	06/18/25	(114)
USD	122,292	CLP	116,000,000	Goldman Sachs International	06/18/25	(176)
USD	296,432	CLP	292,000,000	Goldman Sachs International	06/18/25	(11,850)
USD	3,076	COP	13,283,025	Bank of America N.A.	06/18/25	(48)
USD	11,586	COP	50,000,000	Bank of America N.A.	06/18/25	(173)
USD	25,121	COP	110,000,000	Bank of America N.A.	06/18/25	(748)
USD	37,312	COP	160,000,000	Bank of America N.A.	06/18/25	(314)
USD	68,539	COP	300,000,000	Bank of America N.A.	06/18/25	(2,011)
USD	76,160	COP	330,000,000	Bank of America N.A.	06/18/25	(1,445)
USD	131,620	COP	580,000,000	Bank of America N.A.	06/18/25	(4,777)
USD	45,528	COP	196,716,975	BNP Paribas SA	06/18/25	(733)
USD	85,698	COP	370,000,000	Goldman Sachs International	06/18/25	(1,314)
USD	85,490	COP	370,000,000	Morgan Stanley & Co. International PLC	06/18/25	(1,522)
USD	128,462	CZK	2,900,000	Goldman Sachs International	06/18/25	(3,330)
USD	498,889	CZK	11,470,000	Toronto-Dominion Bank	06/18/25	(22,370)
USD	606,987	EUR	540,000	Bank of America N.A.	06/18/25	(6,405)
USD	33,223	EUR	30,000	Barclays Bank PLC	06/18/25	(854)
USD	52,771	EUR	48,000	Barclays Bank PLC	06/18/25	(1,753)
USD	99,359	EUR	90,000	Barclays Bank PLC	06/18/25	(2,873)
USD	292,095	EUR	270,000	BNP Paribas SA	06/18/25	(14,601)
USD	322,123	EUR	290,000	BNP Paribas SA	06/18/25	(7,291)
USD	1,193,467	EUR	1,100,000	Morgan Stanley & Co. International PLC	06/18/25	(56,034)
USD	341,126	EUR	310,000	State Street Bank and Trust Co.	06/18/25	(11,007)
USD	619,930	EUR	565,420	State Street Bank and Trust Co.	06/18/25	(22,336)
USD	699,580	EUR	640,274	State Street Bank and Trust Co.	06/18/25	(27,714)
USD	4,322,827	EUR	3,956,400	State Street Bank and Trust Co.	06/18/25	(171,289)
USD	252,214	EUR	230,000	Toronto-Dominion Bank	06/18/25	(9,045)
USD	396,858	EUR	361,580	Toronto-Dominion Bank	06/18/25	(13,865)
USD	103,518	GBP	80,000	Bank of America N.A.	06/18/25	(3,117)
USD	90,577	GBP	70,000	Barclays Bank PLC	06/18/25	(2,728)
USD	252,684	GBP	190,000	Barclays Bank PLC	06/18/25	(574)
USD	199,720	GBP	150,000	Goldman Sachs International	06/18/25	(221)
USD	3,626,151	GBP	2,810,000	Societe Generale	06/18/25	(119,405)
USD	38,652	GBP	30,000	State Street Bank and Trust Co.	06/18/25	(1,336)
USD	199,563	GBP	150,000	State Street Bank and Trust Co.	06/18/25	(378)
USD	242,031	GBP	187,000	State Street Bank and Trust Co.	06/18/25	(7,228)
USD	243,362	GBP	190,000	State Street Bank and Trust Co.	06/18/25	(9,897)
USD	612,097	GBP	472,000	State Street Bank and Trust Co.	06/18/25	(17,050)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	700,732	GBP	540,000	State Street Bank and Trust Co.	06/18/25	$ (19,054)
USD	869,350	GBP	674,000	State Street Bank and Trust Co.	06/18/25	(29,050)
USD	1,079,419	GBP	833,300	Toronto-Dominion Bank	06/18/25	(31,318)
USD	51,704	GBP	40,000	UBS AG	06/18/25	(1,614)
USD	399,715	GBP	300,000	UBS AG	06/18/25	(166)
USD	83,684	HUF	31,000,000	Barclays Bank PLC	06/18/25	(2,958)
USD	83,977	HUF	31,000,000	Barclays Bank PLC	06/18/25	(2,665)
USD	35,215	HUF	13,000,000	BNP Paribas SA	06/18/25	(1,119)
USD	130,762	HUF	49,000,000	Goldman Sachs International	06/18/25	(6,188)
USD	142,633	HUF	52,000,000	Goldman Sachs International	06/18/25	(2,701)
USD	290,929	HUF	108,000,000	Morgan Stanley & Co. International PLC	06/18/25	(10,919)
USD	221,445	HUF	80,000,000	Societe Generale	06/18/25	(2,145)
USD	111,241	HUF	41,000,000	State Street Bank and Trust Co.	06/18/25	(3,349)
USD	75,869	IDR	1,300,000,000	Bank of America N.A.	06/18/25	(2,544)
USD	170,698	IDR	2,910,000,000	BNP Paribas SA	06/18/25	(4,825)
USD	49,288	IDR	820,000,000	Goldman Sachs International	06/18/25	(172)
USD	52,954	IDR	890,000,000	Goldman Sachs International	06/18/25	(728)
USD	97,221	IDR	1,620,000,000	Goldman Sachs International	06/18/25	(492)
USD	246,998	IDR	4,140,000,000	Morgan Stanley & Co. International PLC	06/18/25	(2,715)
USD	167,173	IDR	2,810,000,000	UBS AG	06/18/25	(2,317)
USD	325,039	IDR	5,530,000,000	UBS AG	06/18/25	(8,514)
USD	30,411	INR	2,600,000	Barclays Bank PLC	06/18/25	(219)
USD	33,722	INR	2,900,000	Citibank N.A.	06/18/25	(442)
USD	54,489	INR	4,700,000	Citibank N.A.	06/18/25	(880)
USD	25,601	INR	2,200,000	Goldman Sachs International	06/18/25	(316)
USD	134,963	JPY	20,000,000	Bank of America N.A.	06/18/25	(5,657)
USD	176,601	JPY	26,000,000	Bank of America N.A.	06/18/25	(6,206)
USD	724,371	JPY	106,064,000	Barclays Bank PLC	06/18/25	(21,367)
USD	35,058	JPY	5,000,000	BNP Paribas SA	06/18/25	(97)
USD	112,469	JPY	16,000,000	Morgan Stanley & Co. International PLC	06/18/25	(27)
USD	135,002	JPY	20,000,000	Royal Bank of Canada	06/18/25	(5,618)
USD	20,384	JPY	3,000,000	State Street Bank and Trust Co.	06/18/25	(710)
USD	34,010	JPY	4,964,000	State Street Bank and Trust Co.	06/18/25	(892)
USD	40,265	JPY	5,848,000	State Street Bank and Trust Co.	06/18/25	(853)
USD	474,698	JPY	69,810,000	State Street Bank and Trust Co.	06/18/25	(16,138)
USD	24,480	JPY	3,598,000	Toronto-Dominion Bank	06/18/25	(818)
USD	116,175	JPY	17,200,000	Toronto-Dominion Bank	06/18/25	(4,759)
USD	149,696	JPY	22,000,000	Toronto-Dominion Bank	06/18/25	(4,987)
USD	645,926	JPY	94,000,000	UBS AG	06/18/25	(14,991)
USD	2,184,731	KRW	3,163,600,000	Bank of America N.A.	06/18/25	(42,039)
USD	290,005	KRW	415,000,000	Barclays Bank PLC	06/18/25	(2,102)
USD	181,702	KRW	265,000,000	Goldman Sachs International	06/18/25	(4,824)
USD	83,729	KRW	120,000,000	State Street Bank and Trust Co.	06/18/25	(736)
USD	204,444	MXN	4,300,000	Citibank N.A.	06/18/25	(13,534)
USD	19,235	MXN	400,000	Goldman Sachs International	06/18/25	(1,042)
USD	64,208	MXN	1,300,000	Morgan Stanley & Co. International PLC	06/18/25	(1,692)
USD	148,038	MXN	3,100,000	Morgan Stanley & Co. International PLC	06/18/25	(9,109)
USD	79,161	MXN	1,600,000	Societe Generale	06/18/25	(1,947)
USD	24,369	MXN	500,000	State Street Bank and Trust Co.	06/18/25	(978)
USD	97,088	MXN	2,000,000	State Street Bank and Trust Co.	06/18/25	(4,297)
USD	880,546	MXN	18,100,000	State Street Bank and Trust Co.	06/18/25	(36,988)
USD	47,448	NOK	500,000	Bank of America N.A.	06/18/25	(614)
USD	104,910	NOK	1,100,000	Bank of America N.A.	06/18/25	(827)
USD	123,512	NOK	1,300,000	Bank of America N.A.	06/18/25	(1,449)
USD	104,360	NOK	1,100,000	BNP Paribas SA	06/18/25	(1,376)
USD	85,677	NOK	900,000	Citibank N.A.	06/18/25	(834)
USD	278,591	NOK	3,000,000	Goldman Sachs International	06/18/25	(9,781)
USD	293,344	NOK	3,100,000	Goldman Sachs International	06/18/25	(4,640)
USD	28,128	NOK	300,000	Morgan Stanley & Co. International PLC	06/18/25	(709)
USD	9,518	NOK	100,000	State Street Bank and Trust Co.	06/18/25	(95)
USD	170,951	NOK	1,800,000	State Street Bank and Trust Co.	06/18/25	(2,072)
USD	28,112	NOK	300,000	Toronto-Dominion Bank	06/18/25	(726)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	229,928	NZD	400,000	Goldman Sachs International	06/18/25	$ (8,010)
USD	1,096,330	NZD	1,910,000	Goldman Sachs International	06/18/25	(39,825)
USD	95,133	NZD	170,000	Morgan Stanley & Co. International PLC	06/18/25	(5,991)
USD	41,532	NZD	70,000	State Street Bank and Trust Co.	06/18/25	(107)
USD	5,256	PHP	300,000	Bank of America N.A.	06/18/25	(117)
USD	101,098	PHP	5,800,000	Bank of America N.A.	06/18/25	(2,777)
USD	48,726	PHP	2,800,000	Barclays Bank PLC	06/18/25	(1,421)
USD	1,562,581	PHP	89,900,000	Morgan Stanley & Co. International PLC	06/18/25	(47,491)
USD	90,460	PLN	350,000	Bank of America N.A.	06/18/25	(2,026)
USD	115,919	PLN	450,000	Bank of America N.A.	06/18/25	(2,990)
USD	130,967	PLN	500,000	Barclays Bank PLC	06/18/25	(1,155)
USD	77,053	PLN	300,000	Goldman Sachs International	06/18/25	(2,220)
USD	128,073	PLN	500,000	Goldman Sachs International	06/18/25	(4,048)
USD	129,509	PLN	500,000	Goldman Sachs International	06/18/25	(2,613)
USD	154,523	PLN	600,000	Goldman Sachs International	06/18/25	(4,023)
USD	52,001	PLN	200,000	State Street Bank and Trust Co.	06/18/25	(848)
USD	103,750	PLN	400,000	State Street Bank and Trust Co.	06/18/25	(1,947)
USD	449,721	PLN	1,750,000	UBS AG	06/18/25	(12,705)
USD	257,878	SEK	2,600,000	Citibank N.A.	06/18/25	(11,839)
USD	479,723	SEK	4,700,000	Citibank N.A.	06/18/25	(7,843)
USD	447,752	SEK	4,500,000	Goldman Sachs International	06/18/25	(19,066)
USD	103,346	SEK	1,000,000	Morgan Stanley & Co. International PLC	06/18/25	(391)
USD	192,313	SEK	1,900,000	Morgan Stanley & Co. International PLC	06/18/25	(4,788)
USD	90,290	SGD	120,000	Bank of America N.A.	06/18/25	(1,813)
USD	37,387	SGD	50,000	Barclays Bank PLC	06/18/25	(989)
USD	150,830	SGD	200,000	Barclays Bank PLC	06/18/25	(2,674)
USD	190,955	SGD	250,000	Barclays Bank PLC	06/18/25	(925)
USD	220,708	SGD	290,000	Barclays Bank PLC	06/18/25	(1,873)
USD	303,750	SGD	400,000	Barclays Bank PLC	06/18/25	(3,259)
USD	218,100	SGD	290,000	Citibank N.A.	06/18/25	(4,482)
USD	221,219	SGD	290,000	Citibank N.A.	06/18/25	(1,363)
USD	22,517	SGD	30,000	Goldman Sachs International	06/18/25	(509)
USD	133,689	SGD	180,000	Goldman Sachs International	06/18/25	(4,465)
USD	14,967	SGD	20,000	Morgan Stanley & Co. International PLC	06/18/25	(384)
USD	22,582	SGD	30,000	Morgan Stanley & Co. International PLC	06/18/25	(444)
USD	38,223	SGD	50,000	Morgan Stanley & Co. International PLC	06/18/25	(153)
USD	135,762	SGD	180,000	Morgan Stanley & Co. International PLC	06/18/25	(2,392)
USD	37,480	SGD	50,000	Societe Generale	06/18/25	(896)
USD	180,219	SGD	240,000	Societe Generale	06/18/25	(3,987)
USD	160,085	SGD	210,000	State Street Bank and Trust Co.	06/18/25	(1,095)
USD	256,964	THB	8,800,000	Bank of America N.A.	06/18/25	(7,310)
USD	49,940	THB	1,700,000	Barclays Bank PLC	06/18/25	(1,113)
USD	144,888	THB	5,000,000	Barclays Bank PLC	06/18/25	(5,267)
USD	179,699	THB	6,000,000	Barclays Bank PLC	06/18/25	(488)
USD	86,166	THB	2,900,000	Citibank N.A.	06/18/25	(924)
USD	61,689	THB	2,100,000	Goldman Sachs International	06/18/25	(1,377)
USD	148,236	THB	5,000,000	Goldman Sachs International	06/18/25	(1,920)
USD	47,000	THB	1,600,000	Morgan Stanley & Co. International PLC	06/18/25	(1,049)
USD	299,367	THB	10,400,000	UBS AG	06/18/25	(12,957)
USD	6,104	TWD	200,000	Barclays Bank PLC	06/18/25	(185)
USD	37,231	TWD	1,200,000	Barclays Bank PLC	06/18/25	(504)
USD	288,140	TWD	9,400,000	Barclays Bank PLC	06/18/25	(7,449)
USD	1,529,894	TWD	50,000,000	Citibank N.A.	06/18/25	(42,388)
USD	200,497	ZAR	3,900,000	Citibank N.A.	06/18/25	(8,446)
USD	52,792	ZAR	1,000,000	Goldman Sachs International	06/18/25	(783)
USD	46,374	ZAR	900,000	Morgan Stanley & Co. International PLC	06/18/25	(1,843)
ZAR	3,000,000	USD	163,604	Bank of America N.A.	06/18/25	(2,879)
ZAR	1,900,000	USD	104,068	BNP Paribas SA	06/18/25	(2,275)
ZAR	2,500,000	USD	136,218	BNP Paribas SA	06/18/25	(2,280)
ZAR	1,800,000	USD	98,953	Morgan Stanley & Co. International PLC	06/18/25	(2,517)
ZAR	1,700,000	USD	91,468	Societe Generale	06/18/25	(390)
ZAR	1,200,000	USD	64,463	State Street Bank and Trust Co.	06/18/25	(173)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	1,700,000	USD	91,997	State Street Bank and Trust Co.	06/18/25	$ (919)
ZAR	3,500,000	USD	190,162	State Street Bank and Trust Co.	06/18/25	(2,649)
USD	78,958	PLN	298,999	Toronto-Dominion Bank	07/11/25	(11)
USD	363,349	PLN	1,412,829	Toronto-Dominion Bank	07/11/25	(9,795)
USD	25,000	TRY	1,097,250	Barclays Bank PLC	07/31/25	(763)
USD	60,424	PEN	222,470	Citibank N.A.	08/04/25	(89)
USD	21,023	TRY	938,000	Barclays Bank PLC	09/03/25	(184)
NGN	15,201,924	USD	9,573	Citibank N.A.	09/04/25	(680)
NGN	15,203,512	USD	9,574	Citibank N.A.	09/04/25	(680)
NGN	15,739,350	USD	9,539	Morgan Stanley & Co. International PLC	09/04/25	(332)
USD	25,000	TRY	1,174,188	Barclays Bank PLC	10/24/25	(169)
						(1,611,510)
						$ (408,452)
Interest Rate Caps/Floors — Purchased
Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2-Year Interest Rate Swap, Cap	0.40%%	Goldman Sachs International	08/19/25	USD	109,800	$ 192,267	$ 67,252	$ 125,015
						$ 192,267	$ 67,252	$ 125,015
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Long Bond Future	1	05/23/25	USD	114.00	USD	117	$ 578
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One Touch	Citibank N.A.	05/16/25	CAD	1.48	CAD	1.48	USD	4	$ 2
AUD Currency	One Touch	UBS AG	06/16/25	USD	0.67	USD	0.67	AUD	12	1,289
USD Currency	One Touch	Goldman Sachs International	06/20/25	CHF	0.85	CHF	0.85	USD	6	1,066
USD Currency	Up-and-out	Barclays Bank PLC	07/02/25	CNH	7.35	CNH	7.74	USD	99	196
USD Currency	One Touch	UBS AG	07/18/25	CAD	1.52	CAD	1.53	USD	6	30
USD Currency	One Touch	Bank of America N.A.	08/29/25	TWD	34.60	TWD	34.60	USD	10	247
USD Currency	One Touch	Barclays Bank PLC	09/29/25	CNH	7.50	CNH	7.50	USD	9	953
										3,783
Put
USD Currency	Down-and-out	UBS AG	05/19/25	JPY	147.00	JPY	142.50	USD	73	401
USD Currency	Down-and-out	Bank of America N.A.	05/30/25	KRW	1,390.00	KRW	1,353.00	USD	293	354
AUD Currency	One Touch	UBS AG	06/02/25	USD	0.59	USD	0.59	AUD	46	534
USD Currency	Down-and-out	UBS AG	06/05/25	JPY	150.00	JPY	142.00	USD	72	1,022
EUR Currency	One Touch	Bank of America N.A.	06/06/25	CZK	24.50	CZK	24.50	EUR	11	567
USD Currency	Down-and-out	UBS AG	06/17/25	MXN	19.90	MXN	19.45	USD	74	174
USD Currency	One Touch	Goldman Sachs International	06/23/25	CNH	7.05	CNH	7.05	USD	8	615
EUR Currency	One Touch	Goldman Sachs International	07/14/25	USD	1.09	USD	1.09	EUR	8	1,206
USD Currency	One Touch	Morgan Stanley & Co. International PLC	07/24/25	CAD	1.33	CAD	1.34	USD	10	1,703
USD Currency	Down-and-out	UBS AG	08/07/25	JPY	144.00	JPY	136.00	USD	123	1,033
										7,609
										$ 11,392

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	BNP Paribas SA	05/05/25	USD	1.08	EUR	116	$ 6,173
EUR Currency	Barclays Bank PLC	05/08/25	NOK	11.80	EUR	34	227
USD Currency	BNP Paribas SA	05/12/25	MXN	21.20	USD	73	12
USD Currency	Barclays Bank PLC	05/14/25	CAD	1.41	USD	121	53
USD Currency	Bank of America N.A.	05/23/25	PLN	3.80	USD	73	717
USD Currency	Barclays Bank PLC	05/29/25	MXN	22.00	USD	50	20
EUR Currency	Morgan Stanley & Co. International PLC	06/05/25	USD	1.12	EUR	56	1,228
USD Currency	Barclays Bank PLC	06/16/25	JPY	148.00	USD	256	861
							9,291
Put
EUR Currency	Barclays Bank PLC	05/08/25	USD	1.01	EUR	55	—
EUR Currency	Goldman Sachs International	05/08/25	NOK	11.55	EUR	68	43
EUR Currency	UBS AG	05/08/25	USD	1.04	EUR	111	—
USD Currency	Bank of America N.A.	05/09/25	SGD	1.32	USD	73	1,127
USD Currency	Morgan Stanley & Co. International PLC	05/15/25	JPY	140.00	USD	341	1,467
USD Currency	Goldman Sachs International	05/29/25	TRY	40.00	USD	19	330
AUD Currency	Bank of America N.A.	06/13/25	USD	0.62	AUD	76	245
EUR Currency	Barclays Bank PLC	07/15/25	USD	1.02	EUR	170	38
EUR Currency	UBS AG	07/15/25	USD	1.06	EUR	113	101
							3,351
							$ 12,642
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.41%	Annual	3.74%	Annual	Goldman Sachs International	05/16/25	3.74%	USD	41,371	$ 46,865
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.41%	Annual	3.74%	Annual	Citibank N.A.	05/16/25	3.74	USD	20,819	23,584
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.41%	Annual	3.74%	Annual	Citibank N.A.	05/16/25	3.74	USD	10,410	11,792
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.41%	Annual	3.74%	Annual	Goldman Sachs International	05/16/25	3.74	USD	16,368	20,507
10-Year Interest Rate Swap, 01/15/37	1-day SOFR, 4.41%	Annual	4.34%	Annual	Citibank N.A.	01/13/27	4.34	USD	722	49,556
10-Year Interest Rate Swap, 01/15/37	1-day SOFR, 4.41%	Annual	4.34%	Annual	Citibank N.A.	01/13/27	4.34	USD	723	49,556
10-Year Interest Rate Swap, 01/27/37	1-day SOFR, 4.41%	Annual	4.23%	Annual	Bank of America N.A.	01/25/27	4.22	USD	336	21,443
10-Year Interest Rate Swap, 03/31/37	1-day SOFR, 4.41%	Annual	3.93%	Annual	Morgan Stanley & Co. International PLC	03/29/27	3.93	USD	1,508	74,668
10-Year Interest Rate Swap, 03/31/37	1-day SOFR, 4.41%	Annual	4.00%	Annual	BNP Paribas SA	03/29/27	4.00	USD	514	27,102
10-Year Interest Rate Swap, 04/07/37	1-day SOFR, 4.41%	Annual	3.66%	Annual	Bank of America N.A.	04/05/27	3.66	USD	1,627	62,399
10-Year Interest Rate Swap, 04/07/37	1-day SOFR, 4.41%	Annual	3.67%	Annual	Bank of America N.A.	04/05/27	3.67	USD	1,627	62,710
10-Year Interest Rate Swap, 04/14/37	1-day SOFR, 4.41%	Annual	4.05%	Annual	Citibank N.A.	04/12/27	4.05	USD	480	26,365
10-Year Interest Rate Swap, 04/16/37	1-day SOFR, 4.41%	Annual	4.01%	Annual	Bank of America N.A.	04/14/27	4.01	USD	241	12,807
										489,354
Put
10-Year Interest Rate Swap, 01/15/37	4.34%	Annual	1-day SOFR, 4.41%	Annual	Citibank N.A.	01/13/27	4.34	USD	723	17,687
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 01/15/37	4.34%	Annual	1-day SOFR, 4.41%	Annual	Citibank N.A.	01/13/27	4.34%	USD	723	$ 17,688
10-Year Interest Rate Swap, 01/27/37	4.23%	Annual	1-day SOFR, 4.41%	Annual	Bank of America N.A.	01/25/27	4.22	USD	336	9,223
10-Year Interest Rate Swap, 03/31/37	3.93%	Annual	1-day SOFR, 4.41%	Annual	Morgan Stanley & Co. International PLC	03/29/27	3.93	USD	1,508	58,051
10-Year Interest Rate Swap, 03/31/37	4.00%	Annual	1-day SOFR, 4.41%	Annual	BNP Paribas SA	03/29/27	4.00	USD	514	18,615
10-Year Interest Rate Swap, 04/07/37	3.66%	Annual	1-day SOFR, 4.41%	Annual	Bank of America N.A.	04/05/27	3.66	USD	1,627	79,260
10-Year Interest Rate Swap, 04/07/37	3.67%	Annual	1-day SOFR, 4.41%	Annual	Bank of America N.A.	04/05/27	3.67	USD	1,627	78,933
10-Year Interest Rate Swap, 04/14/37	4.05%	Annual	1-day SOFR, 4.41%	Annual	Citibank N.A.	04/12/27	4.04	USD	480	16,958
10-Year Interest Rate Swap, 04/16/37	4.01%	Annual	1-day SOFR, 4.41%	Annual	Bank of America N.A.	04/14/27	4.01	USD	241	8,809
										305,224
										$ 794,578
Interest Rate Caps/Floors Sold
Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2-Year Interest Rate Swap, Cap	0.80%%	Goldman Sachs International	08/19/25	USD	109,800	$ (48,747)	$ (15,207)	$ (33,540)
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
United States Steel Corporation	28	05/16/25	USD	45.00	USD	122	$ (5,586)
10-Year U.S. Treasury Note Future	1	05/23/25	USD	112.00	USD	112	(1,078)
							(6,664)
Put
2-Year U.S. Treasury Note Future	1	05/23/25	USD	103.25	USD	208	(31)
							$ (6,695)
OTC Barrier Options Written
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	Down-and-out	Bank of America N.A.	05/30/25	KRW	1,390.00	KRW	1,353.00	USD	220	$ (265)
AUD Currency	One Touch	BNP Paribas SA	06/02/25	USD	0.00	USD	0.59	AUD	35	(407)
										$ (672)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	BNP Paribas SA	05/05/25	USD	1.10	EUR	232	$ (7,714)
EUR Currency	Goldman Sachs International	05/08/25	NOK	12.00	EUR	68	(108)
USD Currency	Goldman Sachs International	05/13/25	NOK	10.80	USD	24	(29)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

OTC Currency Options Written (continued)
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value

EUR Currency	Barclays Bank PLC	05/14/25	USD	1.15	EUR	43	$ (149)
USD Currency	Bank of America N.A.	05/23/25	CLP	950.00	USD	50	(635)
AUD Currency	Bank of America N.A.	05/28/25	USD	0.64	AUD	98	(950)
USD Currency	Citibank N.A.	05/29/25	MXN	22.00	USD	50	(20)
USD Currency	Goldman Sachs International	05/29/25	TRY	48.00	USD	10	(25)
EUR Currency	BNP Paribas SA	06/05/25	USD	1.12	EUR	56	(1,228)
USD Currency	Morgan Stanley & Co. International PLC	06/16/25	JPY	148.00	USD	341	(1,147)
USD Currency	Bank of America N.A.	06/20/25	PLN	4.00	USD	36	(131)
							(12,136)
Put
EUR Currency	UBS AG	05/08/25	USD	1.01	EUR	111	—
USD Currency	BNP Paribas SA	05/12/25	MXN	20.00	USD	73	(1,582)
USD Currency	Goldman Sachs International	05/13/25	NOK	10.50	USD	24	(373)
USD Currency	Barclays Bank PLC	05/15/25	JPY	140.00	USD	256	(1,102)
USD Currency	Goldman Sachs International	05/16/25	TRY	39.50	USD	37	(464)
USD Currency	Bank of America N.A.	05/23/25	PLN	3.60	USD	73	(67)
USD Currency	UBS AG	05/28/25	MXN	20.10	USD	37	(1,021)
USD Currency	Citibank N.A.	05/29/25	CLP	930.00	USD	74	(583)
USD Currency	Morgan Stanley & Co. International PLC	05/29/25	BRL	5.75	USD	74	(1,359)
AUD Currency	Bank of America N.A.	06/13/25	USD	0.60	AUD	76	(76)
EUR Currency	UBS AG	07/15/25	USD	1.02	EUR	170	(38)
							(6,665)
							$ (18,801)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.41%	Annual	Goldman Sachs International	05/16/25	2.94%	USD	41,371	$ (329)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.41%	Annual	Citibank N.A.	05/16/25	2.94	USD	20,819	(166)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.41%	Annual	Citibank N.A.	05/16/25	2.94	USD	10,410	(83)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.41%	Annual	Goldman Sachs International	05/16/25	2.94	USD	16,368	(150)
5-Year Interest Rate Swap, 06/28/30	3.70%	Annual	6-mo. PRIBOR, 3.52%	Semi-Annual	Morgan Stanley & Co. International PLC	06/26/25	3.70	CZK	1,567	(1,523)
5-Year Interest Rate Swap, 07/30/30	3.30%	Annual	1-day SOFR, 4.41%	Annual	Goldman Sachs International	07/28/25	3.30	USD	166	(1,717)
										$ (3,968)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	USD	12,663	$ (532,125)	$ (443,373)	$ (88,752)
iTraxx.XO.43.V1	5.00	Quarterly	06/20/30	EUR	173	(13,747)	(11,197)	(2,550)
						$ (545,872)	$ (454,570)	$ (91,302)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B	USD	20,214	$ 849,405	$ 958,826	$ (109,421)
CDX.NA.IG.44.V1	1.00	Quarterly	06/20/30	BBB+	USD	20,582	327,744	337,604	(9,860)
iTraxx.EUR.43.V1	1.00	Quarterly	06/20/30	BB+	EUR	6,630	124,103	107,683	16,420
iTraxx.XO.43.V1	5.00	Quarterly	06/20/30	B+	EUR	1,390	110,485	93,917	16,568
							$ 1,411,737	$ 1,498,030	$ (86,293)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.69%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/28	USD	785	$ 3,901	$ 108	$ 3,793
2.69%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/28	USD	785	4,051	133	3,918
2.83%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/28	USD	1,575	(3,537)	19	(3,556)
2.83%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/28	USD	853	(1,840)	10	(1,850)
2.84%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/28	USD	787	(1,838)	9	(1,847)
2.84%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/28	USD	788	(1,820)	9	(1,829)
2.87%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/28	USD	1,575	(6,397)	19	(6,416)
2.53%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	394	1,461	(73)	1,534
2.54%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	629	2,181	(91)	2,272
2.65%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	841	(1,653)	10	(1,663)
2.67%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	825	(2,487)	10	(2,497)
2.68%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	630	(2,346)	7	(2,353)
2.69%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	1,260	(4,906)	15	(4,921)
2.69%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	630	(2,377)	7	(2,384)
2.72%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/29	USD	1,260	(7,123)	15	(7,138)
2.51%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/31/35	USD	479	(4,676)	10	(4,686)
1.91%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	04/15/35	EUR	510	(1,412)	491	(1,903)
3.27%	At Termination	UK RPI All Items NSA	At Termination	04/15/35	GBP	500	(700)	59	(759)
3.29%	At Termination	UK RPI All Items NSA	At Termination	04/15/35	GBP	500	(1,588)	135	(1,723)
3.01%	At Termination	UK RPI All Items NSA	At Termination	04/15/55	GBP	323	(2,062)	16	(2,078)
US CPI for All Urban Consumers NSA	At Termination	2.33%	At Termination	04/28/55	USD	450	1,705	20	1,685
							$ (33,463)	$ 938	$ (34,401)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
5.14%	At Termination	6-mo. WIBOR, 5.10%	Semi-Annual	N/A	12/20/25	PLN	358	$ 232	$ —	$ 232
9.31%	Monthly	1-day TIIEFONDEO, 9.08%	Monthly	N/A	01/09/26	MXN	741	(361)	—	(361)
1-day TIIEFONDEO, 9.08%	Monthly	8.47%	Monthly	N/A	02/25/26	MXN	5,451	1,368	—	1,368
8.15%	Quarterly	3-mo. JIBAR, 7.54%	Quarterly	05/07/25	05/07/26	ZAR	2,237	(1,138)	—	(1,138)
1-day SOFR, 4.41%	At Termination	3.78%	At Termination	05/16/25	05/16/26	USD	38,526	37,672	69	37,603
3.79%	At Termination	1-day SOFR, 4.41%	At Termination	05/16/25	05/16/26	USD	12,634	(13,675)	(4,032)	(9,643)
1-day SOFR, 4.41%	At Termination	3.80%	At Termination	05/16/25	05/16/26	USD	8,984	10,279	16	10,263
3.81%	At Termination	1-day SOFR, 4.41%	At Termination	05/16/25	05/16/26	USD	6,894	(8,834)	4,976	(13,810)
1-day SOFR, 4.41%	At Termination	3.90%	At Termination	05/16/25	05/16/26	USD	6,894	14,649	13	14,636
7.97%	Quarterly	3-mo. JIBAR, 7.54%	Quarterly	06/06/25	06/06/26	ZAR	2,089	(915)	—	(915)
5.16%	At Termination	6-mo. WIBOR, 5.10%	Semi-Annual	N/A	09/19/26	PLN	559	(1,318)	1	(1,319)
1.00%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	03/12/26	03/12/27	JPY	641,920	(13,131)	14	(13,145)
1.02%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	03/12/26	03/12/27	JPY	1,455,298	(31,877)	32	(31,909)
1.03%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	03/12/26	03/12/27	JPY	1,570,899	(35,282)	34	(35,316)
5.13%	At Termination	6-mo. WIBOR, 5.10%	Semi-Annual	N/A	03/19/27	PLN	324	(1,347)	—	(1,347)
5.14%	At Termination	6-mo. WIBOR, 5.10%	Semi-Annual	N/A	03/19/27	PLN	539	(2,279)	1	(2,280)
6-mo. BUBOR, 6.50%	Semi-Annual	6.50%	At Termination	N/A	03/19/27	HUF	38,025	1,029	—	1,029
0.68%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	04/21/26	04/21/27	JPY	616,006	1,180	14	1,166
0.69%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	04/21/26	04/21/27	JPY	623,208	1,107	14	1,093
1.89%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	06/18/25	06/18/27	EUR	3,090	(2,130)	(1,211)	(919)
2.29%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	06/18/25	06/18/27	EUR	17,275	(166,957)	7,947	(174,904)
3.44%	At Termination	1-day SOFR, 4.41%	At Termination	06/18/25	06/18/27	USD	14,090	(45,613)	(24,383)	(21,230)
3.64%	At Termination	1-day SOFR, 4.41%	At Termination	06/18/25	06/18/27	USD	13,100	(93,763)	(10,939)	(82,824)
3.64%	At Termination	1-day SOFR, 4.41%	At Termination	06/18/25	06/18/27	USD	4,185	(29,178)	(11,905)	(17,273)
3.73%	At Termination	1-day SOFR, 4.41%	At Termination	06/18/25	06/18/27	USD	18,350	(161,162)	(14,498)	(146,664)
3.74%	At Termination	1-day SOFR, 4.41%	At Termination	06/18/25	06/18/27	USD	51,160	(462,092)	(142,729)	(319,363)
1-day SONIA, 4.46%	At Termination	3.94%	At Termination	06/18/25	06/18/27	GBP	5,644	57,162	(9,519)	66,681
1-day SONIA, 4.46%	At Termination	4.04%	At Termination	06/18/25	06/18/27	GBP	4,401	55,160	9,149	46,011
6-mo. BUBOR, 6.50%	Semi-Annual	5.76%	At Termination	09/17/25	09/17/27	HUF	35,319	170	—	170
1-day TIIEFONDEO, 9.08%	Monthly	8.08%	Monthly	N/A	03/07/28	MXN	2,943	2,075	1	2,074
China Fixing Repo Rates 7-day, 1.83%	Quarterly	1.58%	Quarterly	N/A	03/19/28	CNY	1,079	710	1	709
6-mo. EURIBOR, 2.13%	Semi-Annual	2.12%	At Termination	06/18/25	06/18/28	EUR	1,440	8,340	6,062	2,278
6-mo. EURIBOR, 2.13%	Semi-Annual	2.23%	At Termination	06/18/25	06/18/28	EUR	3,350	31,091	15,296	15,795
1-day CORRA, 2.75%	Semi-Annual	2.30%	Semi-Annual	06/18/25	06/18/28	CAD	4,920	(1,076)	7,978	(9,054)
1-day CORRA, 2.75%	Semi-Annual	2.32%	Semi-Annual	06/18/25	06/18/28	CAD	3,990	1,116	(6,874)	7,990
6-mo. EURIBOR, 2.13%	Semi-Annual	2.39%	At Termination	06/18/25	06/18/28	EUR	6,180	90,067	(4,004)	94,071
1-day CORRA, 2.75%	Semi-Annual	2.45%	Semi-Annual	06/18/25	06/18/28	CAD	10,020	30,963	1,206	29,757
3.49%	Quarterly	3-mo. BBSW, 3.87%	Quarterly	06/18/25	06/18/28	AUD	2,510	(14,217)	(8,791)	(5,426)
3.68%	Quarterly	3-mo. BBSW, 3.87%	Quarterly	06/18/25	06/18/28	AUD	5,690	(51,133)	(13,885)	(37,248)
1-day SONIA, 4.46%	At Termination	3.93%	At Termination	06/18/25	06/18/28	GBP	2,890	42,796	31,805	10,991
1-day SONIA, 4.46%	At Termination	3.94%	At Termination	06/18/25	06/18/28	GBP	5,110	76,895	(12,872)	89,767
1-day SOFR, 4.41%	At Termination	3.37%	At Termination	06/18/25	06/18/28	USD	5,260	20,069	52,210	(32,141)
3.66%	At Termination	1-day SOFR, 4.41%	At Termination	06/18/25	06/18/28	USD	8,530	(101,479)	10,422	(111,901)
3-mo. KRW CDC, 2.71%	Quarterly	2.29%	Quarterly	09/17/25	09/17/28	KRW	182,100	487	2	485
8.97%	Monthly	1-day TIIEFONDEO, 9.08%	Monthly	N/A	12/14/29	MXN	790	(2,074)	—	(2,074)
6-mo. WIBOR, 5.10%	Semi-Annual	4.88%	Annual	N/A	03/19/30	PLN	182	1,833	1	1,832
6-mo. WIBOR, 5.10%	Semi-Annual	4.91%	At Termination	N/A	03/19/30	PLN	165	1,706	—	1,706
6-mo. BUBOR, 6.50%	Semi-Annual	6.55%	Annual	N/A	03/19/30	HUF	5,438	425	—	425
7.94%	Monthly	3-mo. JIBAR, 7.54%	Monthly	N/A	03/19/30	ZAR	2,362	(2,496)	1	(2,497)
1-day MIBOR, 6.00%	Semi-Annual	6.00%	Semi-Annual	N/A	03/19/30	INR	12,491	2,436	2	2,434
1-day SOFR, 4.41%	At Termination	3.40%	At Termination	05/02/25	05/02/30	USD	683	1,774	916	858
6-mo. EURIBOR, 2.13%	Semi-Annual	2.16%	At Termination	06/18/25	06/18/30	EUR	1,220	2,823	1,987	836
6-mo. EURIBOR, 2.13%	Semi-Annual	2.24%	At Termination	06/18/25	06/18/30	EUR	5,770	39,022	7,686	31,336
6-mo. EURIBOR, 2.13%	Semi-Annual	2.41%	At Termination	06/18/25	06/18/30	EUR	4,860	75,246	22,286	52,960
6-mo. EURIBOR, 2.13%	Semi-Annual	2.45%	At Termination	06/18/25	06/18/30	EUR	4,870	85,722	(8,099)	93,821
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 2.13%	Semi-Annual	2.49%	At Termination	06/18/25	06/18/30	EUR	2,650	$ 53,576	$ (8,617)	$ 62,193
6-mo. EURIBOR, 2.13%	Semi-Annual	2.50%	At Termination	06/18/25	06/18/30	EUR	2,364	48,049	5,204	42,845
6-mo. EURIBOR, 2.13%	Semi-Annual	2.54%	At Termination	06/18/25	06/18/30	EUR	9,630	218,712	(2,519)	221,231
6-mo. EURIBOR, 2.13%	Semi-Annual	2.55%	At Termination	06/18/25	06/18/30	EUR	2,325	54,474	148	54,326
1-day SOFR, 4.41%	At Termination	3.49%	At Termination	06/18/25	06/18/30	USD	11,216	88,017	46,223	41,794
1-day SOFR, 4.41%	At Termination	3.65%	At Termination	06/18/25	06/18/30	USD	5,455	81,387	15,754	65,633
1-day SOFR, 4.41%	At Termination	3.70%	At Termination	06/18/25	06/18/30	USD	7,497	130,341	49,623	80,718
1-day SOFR, 4.41%	At Termination	3.71%	At Termination	06/18/25	06/18/30	USD	8,270	145,242	(15,191)	160,433
1-day SOFR, 4.41%	At Termination	3.74%	At Termination	06/18/25	06/18/30	USD	4,198	79,654	27,198	52,456
1-day SOFR, 4.41%	At Termination	3.76%	At Termination	06/18/25	06/18/30	USD	7,850	155,945	15,698	140,247
1-day SOFR, 4.41%	At Termination	3.77%	At Termination	06/18/25	06/18/30	USD	21,620	442,854	173,308	269,546
3.96%	At Termination	1-day SONIA, 4.46%	At Termination	06/18/25	06/18/30	GBP	2,386	(49,808)	9,965	(59,773)
4.02%	At Termination	1-day SONIA, 4.46%	At Termination	06/18/25	06/18/30	GBP	1,873	(45,880)	(5,654)	(40,226)
1-day TIIEFONDEO, 9.08%	Monthly	7.69%	Monthly	09/17/25	09/11/30	MXN	35,000	617	17	600
1-day TIIEFONDEO, 9.08%	Monthly	7.75%	Monthly	09/17/25	09/11/30	MXN	31,000	4,077	15	4,062
1-day TIIEFONDEO, 9.08%	Monthly	7.79%	Monthly	09/17/25	09/11/30	MXN	2,000	449	1	448
1-day TIIEFONDEO, 9.08%	Monthly	7.81%	Monthly	09/17/25	09/11/30	MXN	8,360	2,138	4	2,134
1-day TIIEFONDEO, 9.08%	Monthly	7.82%	Monthly	09/17/25	09/11/30	MXN	50,000	13,824	23	13,801
1-day TIIEFONDEO, 9.08%	Monthly	7.90%	Monthly	09/17/25	09/11/30	MXN	24,000	10,611	11	10,600
1-day TIIEFONDEO, 9.08%	Monthly	8.01%	Monthly	09/17/25	09/11/30	MXN	10,190	6,827	5	6,822
1-day TIIEFONDEO, 9.08%	Monthly	8.12%	Monthly	09/17/25	09/11/30	MXN	138,000	126,025	64	125,961
1-day TIIEFONDEO, 9.08%	Monthly	8.13%	Monthly	09/17/25	09/11/30	MXN	10,000	9,184	5	9,179
1-day TIIEFONDEO, 9.08%	Monthly	8.24%	Monthly	09/17/25	09/11/30	MXN	8,780	10,063	4	10,059
1-day TIIEFONDEO, 9.08%	Monthly	8.25%	Monthly	09/17/25	09/11/30	MXN	30,000	35,317	14	35,303
1-day TIIEFONDEO, 9.08%	Monthly	8.30%	Monthly	09/17/25	09/11/30	MXN	19,000	24,335	9	24,326
1-day SSARON, 0.20%	At Termination	0.22%	At Termination	09/17/25	09/17/30	CHF	340	2,356	72	2,284
0.29%	Annual	1-day SSARON, 0.20%	Annual	09/17/25	09/17/30	CHF	2,000	(22,228)	(12,346)	(9,882)
1-day SSARON, 0.20%	At Termination	0.56%	At Termination	09/17/25	09/17/30	CHF	480	13,179	(1,243)	14,422
1-day SSARON, 0.20%	At Termination	0.63%	At Termination	09/17/25	09/17/30	CHF	280	8,986	590	8,396
3-mo. STIBOR, 2.32%	Quarterly	1.00%	Annual	09/17/25	09/17/30	SEK	112,000	(720,008)	(773,037)	53,029
1-day THOR, 1.74%	Quarterly	1.36%	Quarterly	09/17/25	09/17/30	THB	28,000	(2,336)	9	(2,345)
1-day THOR, 1.74%	Quarterly	1.37%	Quarterly	09/17/25	09/17/30	THB	47,000	(2,901)	16	(2,917)
1-day THOR, 1.74%	Quarterly	1.39%	Quarterly	09/17/25	09/17/30	THB	22,000	(754)	7	(761)
1-day THOR, 1.74%	Quarterly	1.43%	Quarterly	09/17/25	09/17/30	THB	31,000	644	10	634
1.43%	Quarterly	China Fixing Repo Rates 7-day, 1.83%	Quarterly	09/17/25	09/17/30	CNY	9,000	(2,701)	14	(2,715)
1-day THOR, 1.74%	Quarterly	1.49%	Quarterly	09/17/25	09/17/30	THB	7,000	802	2	800
1.52%	Quarterly	1-day THOR, 1.74%	Quarterly	09/17/25	09/17/30	THB	11,180	(1,789)	4	(1,793)
1.52%	Quarterly	1-day THOR, 1.74%	Quarterly	09/17/25	09/17/30	THB	8,630	(1,350)	3	(1,353)
1.55%	Quarterly	China Fixing Repo Rates 7-day, 1.83%	Quarterly	09/17/25	09/17/30	CNY	1,000	(1,086)	2	(1,088)
1.57%	Quarterly	China Fixing Repo Rates 7-day, 1.83%	Quarterly	09/17/25	09/17/30	CNY	6,000	(7,195)	9	(7,204)
1.59%	Quarterly	China Fixing Repo Rates 7-day, 1.83%	Quarterly	09/17/25	09/17/30	CNY	7,000	(9,182)	11	(9,193)
1.61%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	09/17/25	09/17/30	TWD	17,000	(1,315)	6	(1,321)
1.62%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	09/17/25	09/17/30	TWD	33,000	(3,078)	11	(3,089)
1.64%	Quarterly	China Fixing Repo Rates 7-day, 1.83%	Quarterly	09/17/25	09/17/30	CNY	28,000	(46,374)	43	(46,417)
1.69%	Quarterly	1-day THOR, 1.74%	Quarterly	09/17/25	09/17/30	THB	13,470	(5,469)	4	(5,473)
1.80%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	09/17/25	09/17/30	TWD	62,000	(24,406)	21	(24,427)
1.86%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	09/17/25	09/17/30	TWD	19,000	(9,261)	6	(9,267)
1.86%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	09/17/25	09/17/30	TWD	21,000	(10,286)	7	(10,293)
1.87%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	09/17/25	09/17/30	TWD	48,000	(23,777)	16	(23,793)
1-day SORA, 2.17%	Semi-Annual	1.92%	Semi-Annual	09/17/25	09/17/30	SGD	2,000	2,494	17	2,477
1.93%	Semi-Annual	1-day SORA, 2.17%	Semi-Annual	09/17/25	09/17/30	SGD	1,050	(1,654)	9	(1,663)
1.96%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	09/17/25	09/17/30	TWD	129,000	(82,761)	44	(82,805)
1.97%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	09/17/25	09/17/30	TWD	2,000	(1,324)	1	(1,325)
2.13%	Semi-Annual	1-day SORA, 2.17%	Semi-Annual	09/17/25	09/17/30	SGD	420	(3,753)	4	(3,757)
6-mo. EURIBOR, 2.13%	Semi-Annual	2.18%	Annual	09/17/25	09/17/30	EUR	3,000	6,589	1,953	4,636
1-day SORA, 2.17%	Semi-Annual	2.21%	Semi-Annual	09/17/25	09/17/30	SGD	2,000	23,412	17	23,395

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 2.13%	Semi-Annual	2.22%	Annual	09/17/25	09/17/30	EUR	4,000	$ 17,261	$ 901	$ 16,360
3-mo. KRW CDC, 2.71%	Quarterly	2.25%	Quarterly	09/17/25	09/17/30	KRW	589,910	269	5	264
2.27%	Semi-Annual	1-day SORA, 2.17%	Semi-Annual	09/17/25	09/17/30	SGD	300	(4,221)	3	(4,224)
2.27%	Semi-Annual	1-day SORA, 2.17%	Semi-Annual	09/17/25	09/17/30	SGD	410	(5,831)	3	(5,834)
1-day SORA, 2.17%	Semi-Annual	2.29%	Semi-Annual	09/17/25	09/17/30	SGD	1,688	24,826	14	24,812
1-day SORA, 2.17%	Semi-Annual	2.29%	Semi-Annual	09/17/25	09/17/30	SGD	1,313	19,573	11	19,562
2.29%	Quarterly	3-mo. KRW CDC, 2.71%	Quarterly	09/17/25	09/17/30	KRW	5,347,000	(10,467)	42	(10,509)
1-day SORA, 2.17%	Semi-Annual	2.30%	Semi-Annual	09/17/25	09/17/30	SGD	1,000	15,331	8	15,323
2.30%	Quarterly	3-mo. KRW CDC, 2.71%	Quarterly	09/17/25	09/17/30	KRW	2,725,000	(6,381)	21	(6,402)
2.31%	Semi-Annual	1-day CORRA, 2.75%	Semi-Annual	09/17/25	09/17/30	CAD	730	3,000	(2,411)	5,411
1-day SORA, 2.17%	Semi-Annual	2.32%	Semi-Annual	09/17/25	09/17/30	SGD	1,000	15,969	8	15,961
3-mo. KRW CDC, 2.71%	Quarterly	2.33%	Quarterly	09/17/25	09/17/30	KRW	171,745	566	2	564
1-day SORA, 2.17%	Semi-Annual	2.34%	Semi-Annual	09/17/25	09/17/30	SGD	1,500	25,157	13	25,144
1-day SORA, 2.17%	Semi-Annual	2.34%	Semi-Annual	09/17/25	09/17/30	SGD	1,500	24,993	13	24,980
3-mo. STIBOR, 2.32%	Quarterly	2.35%	Annual	09/17/25	09/17/30	SEK	2,000	186	2	184
2.36%	Semi-Annual	1-day SORA, 2.17%	Semi-Annual	09/17/25	09/17/30	SGD	540	(9,371)	5	(9,376)
3-mo. KRW CDC, 2.71%	Quarterly	2.37%	Quarterly	09/17/25	09/17/30	KRW	462,165	2,101	4	2,097
1-day SORA, 2.17%	Semi-Annual	2.38%	Semi-Annual	09/17/25	09/17/30	SGD	1,000	18,010	8	18,002
6-mo. EURIBOR, 2.13%	Semi-Annual	2.39%	Annual	09/17/25	09/17/30	EUR	26,000	346,732	19,712	327,020
2.40%	Semi-Annual	1-day CORRA, 2.75%	Semi-Annual	09/17/25	09/17/30	CAD	580	715	670	45
3-mo. KRW CDC, 2.71%	Quarterly	2.40%	Quarterly	09/17/25	09/17/30	KRW	850,420	4,717	6	4,711
2.40%	Quarterly	3-mo. KRW CDC, 2.71%	Quarterly	09/17/25	09/17/30	KRW	12,845,000	(72,875)	100	(72,975)
6-mo. EURIBOR, 2.13%	Semi-Annual	2.42%	Annual	09/17/25	09/17/30	EUR	3,000	45,559	3,895	41,664
6-mo. EURIBOR, 2.13%	Semi-Annual	2.43%	At Termination	09/17/25	09/17/30	EUR	180	2,798	532	2,266
6-mo. EURIBOR, 2.13%	Semi-Annual	2.43%	Annual	09/17/25	09/17/30	EUR	2,000	31,012	5,034	25,978
6-mo. EURIBOR, 2.13%	Semi-Annual	2.49%	Annual	09/17/25	09/17/30	EUR	2,000	37,389	(111)	37,500
2.50%	Semi-Annual	1-day CORRA, 2.75%	Semi-Annual	09/17/25	09/17/30	CAD	2,500	(5,627)	(6,592)	965
6-mo. EURIBOR, 2.13%	Semi-Annual	2.53%	Annual	09/17/25	09/17/30	EUR	2,000	42,405	(225)	42,630
6-mo. EURIBOR, 2.13%	Semi-Annual	2.54%	Annual	09/17/25	09/17/30	EUR	9,000	195,717	2,621	193,096
6-mo. EURIBOR, 2.13%	Semi-Annual	2.56%	Annual	09/17/25	09/17/30	EUR	5,000	113,419	596	112,823
2.57%	Quarterly	3-mo. KRW CDC, 2.71%	Quarterly	09/17/25	09/17/30	KRW	2,439,000	(27,574)	19	(27,593)
6-mo. EURIBOR, 2.13%	Semi-Annual	2.57%	Annual	09/17/25	09/17/30	EUR	1,000	23,012	(377)	23,389
2.58%	Quarterly	3-mo. KRW CDC, 2.71%	Quarterly	09/17/25	09/17/30	KRW	4,893,000	(57,115)	38	(57,153)
3-mo. KRW CDC, 2.71%	Quarterly	2.58%	Quarterly	09/17/25	09/17/30	KRW	655,080	7,537	5	7,532
2.58%	Quarterly	3-mo. KRW CDC, 2.71%	Quarterly	09/17/25	09/17/30	KRW	238,000	(2,762)	2	(2,764)
3-mo. KRW CDC, 2.71%	Quarterly	2.58%	Quarterly	09/17/25	09/17/30	KRW	828,940	9,621	6	9,615
6-mo. EURIBOR, 2.13%	Semi-Annual	2.58%	Annual	09/17/25	09/17/30	EUR	4,000	94,245	483	93,762
6-mo. EURIBOR, 2.13%	Semi-Annual	2.58%	Annual	09/17/25	09/17/30	EUR	2,000	47,089	2,111	44,978
3-mo. KRW CDC, 2.71%	Quarterly	2.62%	Quarterly	09/17/25	09/17/30	KRW	582,930	7,505	4	7,501
1-day CORRA, 2.75%	Semi-Annual	2.63%	Semi-Annual	09/17/25	09/17/30	CAD	2,000	13,067	5,468	7,599
2.63%	Quarterly	3-mo. KRW CDC, 2.71%	Quarterly	09/17/25	09/17/30	KRW	2,749,000	(36,678)	21	(36,699)
3-mo. KRW CDC, 2.71%	Quarterly	2.63%	Quarterly	09/17/25	09/17/30	KRW	410,920	5,503	4	5,499
3-mo. STIBOR, 2.32%	Quarterly	2.68%	At Termination	09/17/25	09/17/30	SEK	15,300	25,941	(4,732)	30,673
3-mo. STIBOR, 2.32%	Quarterly	2.69%	Annual	09/17/25	09/17/30	SEK	18,000	30,957	32	30,925
3-mo. STIBOR, 2.32%	Quarterly	2.73%	Annual	09/17/25	09/17/30	SEK	20,000	38,923	(793)	39,716
3-mo. STIBOR, 2.32%	Quarterly	2.74%	Annual	09/17/25	09/17/30	SEK	10,000	19,993	3,546	16,447
3-mo. STIBOR, 2.32%	Quarterly	2.74%	Annual	09/17/25	09/17/30	SEK	11,000	22,046	393	21,653
2.88%	Quarterly	3-mo. HIBOR, 3.99%	Quarterly	09/17/25	09/17/30	HKD	3,230	480	5	475
2.92%	Quarterly	3-mo. HIBOR, 3.99%	Quarterly	09/17/25	09/17/30	HKD	7,000	(688)	10	(698)
3.08%	Quarterly	3-mo. HIBOR, 3.99%	Quarterly	09/17/25	09/17/30	HKD	6,000	(6,419)	9	(6,428)
3.09%	Quarterly	3-mo. HIBOR, 3.99%	Quarterly	09/17/25	09/17/30	HKD	2,000	(2,260)	3	(2,263)
3.14%	Quarterly	3-mo. HIBOR, 3.99%	Quarterly	09/17/25	09/17/30	HKD	3,000	(4,248)	4	(4,252)
3.14%	Quarterly	3-mo. HIBOR, 3.99%	Quarterly	09/17/25	09/17/30	HKD	4,000	(5,723)	6	(5,729)
3.40%	Annual	1-day SOFR, 4.41%	Annual	09/17/25	09/17/30	USD	2,000	(9,416)	(6,382)	(3,034)
3.52%	Annual	1-day SOFR, 4.41%	Annual	09/17/25	09/17/30	USD	1,000	(10,287)	811	(11,098)
3.56%	Annual	6-mo. PRIBOR, 3.52%	Semi-Annual	09/17/25	09/17/30	CZK	83,000	(53,471)	39	(53,510)
3.58%	Annual	1-day SOFR, 4.41%	Annual	09/17/25	09/17/30	USD	1,000	(12,964)	(1,257)	(11,707)
3.60%	Annual	1-day SOFR, 4.41%	Annual	09/17/25	09/17/30	USD	5,000	(68,674)	(20,168)	(48,506)
3.62%	Semi-Annual	6-mo. BBSW, 3.89%	Semi-Annual	09/17/25	09/17/30	AUD	2,000	(2,130)	14	(2,144)
3.64%	Annual	6-mo. PRIBOR, 3.52%	Semi-Annual	09/17/25	09/17/30	CZK	6,000	(4,813)	3	(4,816)
3.64%	Annual	6-mo. PRIBOR, 3.52%	Semi-Annual	09/17/25	09/17/30	CZK	3,000	(2,432)	1	(2,433)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.66%	Annual	1-day SONIA, 4.46%	Annual	09/17/25	09/17/30	GBP	1,000	$ (3,485)	$ 15	$ (3,500)
3.68%	Annual	6-mo. PRIBOR, 3.52%	Semi-Annual	09/17/25	09/17/30	CZK	9,000	(8,110)	4	(8,114)
6-mo. PRIBOR, 3.52%	Semi-Annual	3.69%	At Termination	09/17/25	09/17/30	CZK	21,440	19,454	10	19,444
3.70%	Annual	1-day SOFR, 4.41%	Annual	09/17/25	09/17/30	USD	14,000	(251,152)	25,865	(277,017)
3.70%	Annual	1-day SOFR, 4.41%	Annual	09/17/25	09/17/30	USD	1,000	(18,167)	402	(18,569)
6-mo. BBSW, 3.89%	Semi-Annual	3.71%	Semi-Annual	09/17/25	09/17/30	AUD	700	2,472	5	2,467
3.73%	Annual	1-day SOFR, 4.41%	Annual	09/17/25	09/17/30	USD	2,000	(39,326)	238	(39,564)
3.73%	Annual	1-day SOFR, 4.41%	Annual	09/17/25	09/17/30	USD	7,000	(136,689)	(11,844)	(124,845)
3.74%	Annual	1-day SOFR, 4.41%	Annual	09/17/25	09/17/30	USD	1,000	(19,995)	(473)	(19,522)
3.75%	Annual	1-day SOFR, 4.41%	Annual	09/17/25	09/17/30	USD	12,000	(243,033)	(29,197)	(213,836)
3.76%	Annual	1-day SOFR, 4.41%	Annual	09/17/25	09/17/30	USD	3,000	(63,208)	(3,287)	(59,921)
3.76%	Annual	1-day SOFR, 4.41%	Annual	09/17/25	09/17/30	USD	7,000	(145,897)	(19,081)	(126,816)
3.76%	Annual	1-day SOFR, 4.41%	Annual	09/17/25	09/17/30	USD	1,000	(20,857)	(8,610)	(12,247)
3.78%	At Termination	1-day SOFR, 4.41%	At Termination	09/17/25	09/17/30	USD	2,470	(53,834)	(14,524)	(39,310)
3.79%	Annual	1-day SOFR, 4.41%	Annual	09/17/25	09/17/30	USD	1,000	(22,294)	(589)	(21,705)
3-mo. BBR, 3.98%	Quarterly	3.80%	Semi-Annual	09/17/25	09/17/30	NZD	2,200	19,374	14	19,360
6-mo. WIBOR, 5.10%	Semi-Annual	3.87%	Annual	09/17/25	09/17/30	PLN	3,000	795	9	786
6-mo. WIBOR, 5.10%	Semi-Annual	3.91%	Annual	09/17/25	09/17/30	PLN	2,000	1,516	6	1,510
6-mo. WIBOR, 5.10%	Semi-Annual	3.93%	Annual	09/17/25	09/17/30	PLN	3,000	2,831	9	2,822
6-mo. WIBOR, 5.10%	Semi-Annual	3.96%	Annual	09/17/25	09/17/30	PLN	6,000	7,681	17	7,664
6-mo. BBSW, 3.89%	Semi-Annual	4.00%	Semi-Annual	09/17/25	09/17/30	AUD	2,120	25,279	15	25,264
1-day SONIA, 4.46%	At Termination	4.02%	At Termination	09/17/25	09/17/30	GBP	350	8,740	(287)	9,027
1-day SONIA, 4.46%	At Termination	4.03%	At Termination	09/17/25	09/17/30	GBP	190	4,784	(252)	5,036
1-day SONIA, 4.46%	At Termination	4.05%	At Termination	09/17/25	09/17/30	GBP	220	5,880	(470)	6,350
4.85%	At Termination	6-mo. WIBOR, 5.10%	Semi-Annual	09/17/25	09/17/30	PLN	10,530	(122,215)	31	(122,246)
1-day MIBOR, 6.00%	Semi-Annual	5.62%	Semi-Annual	09/17/25	09/17/30	INR	171,000	1,335	23	1,312
1-day MIBOR, 6.00%	Semi-Annual	5.66%	Semi-Annual	09/17/25	09/17/30	INR	41,500	1,016	5	1,011
1-day MIBOR, 6.00%	Semi-Annual	5.67%	Semi-Annual	09/17/25	09/17/30	INR	41,500	1,220	5	1,215
1-day MIBOR, 6.00%	Semi-Annual	5.68%	Semi-Annual	09/17/25	09/17/30	INR	153,000	5,778	20	5,758
1-day MIBOR, 6.00%	Semi-Annual	5.68%	Semi-Annual	09/17/25	09/17/30	INR	67,000	2,366	9	2,357
1-day MIBOR, 6.00%	Semi-Annual	5.69%	Semi-Annual	09/17/25	09/17/30	INR	86,000	3,437	11	3,426
3-mo. JIBAR, 7.54%	Quarterly	7.84%	Quarterly	09/17/25	09/17/30	ZAR	16,130	8,301	10	8,291
3-mo. JIBAR, 7.54%	Quarterly	7.89%	Quarterly	09/17/25	09/17/30	ZAR	6,850	4,261	4	4,257
3-mo. JIBAR, 7.54%	Quarterly	7.92%	Quarterly	09/17/25	09/17/30	ZAR	226,000	154,734	139	154,595
3-mo. JIBAR, 7.54%	Quarterly	7.92%	Quarterly	09/17/25	09/17/30	ZAR	5,000	3,417	3	3,414
3-mo. JIBAR, 7.54%	Quarterly	7.93%	Quarterly	09/17/25	09/17/30	ZAR	18,150	12,880	11	12,869
3-mo. JIBAR, 7.54%	Quarterly	7.95%	Quarterly	09/17/25	09/17/30	ZAR	36,850	27,766	22	27,744
3-mo. JIBAR, 7.54%	Quarterly	8.12%	Quarterly	09/17/25	09/17/30	ZAR	51,000	56,866	30	56,836
1-day SONIA, 4.46%	At Termination	3.71%	At Termination	06/17/26	06/17/31	GBP	2,300	5,506	4,508	998
1-day SONIA, 4.46%	At Termination	3.73%	At Termination	06/17/26	06/17/31	GBP	6,510	22,137	17,762	4,375
1-day SONIA, 4.46%	At Termination	3.76%	At Termination	06/17/26	06/17/31	GBP	3,410	18,172	7,027	11,145
1-day SONIA, 4.46%	At Termination	4.00%	At Termination	06/17/26	06/17/31	GBP	2,260	43,546	15,639	27,907
1-day SONIA, 4.46%	At Termination	4.07%	At Termination	06/17/26	06/17/31	GBP	4,400	102,531	10,770	91,761
1-day SONIA, 4.46%	At Termination	4.12%	At Termination	06/17/26	06/17/31	GBP	4,360	113,414	28,579	84,835
9.45%	Monthly	1-day TIIEFONDEO, 9.08%	Monthly	N/A	01/03/35	MXN	1,663	(7,594)	1	(7,595)
6.07%	Semi-Annual	1-day MIBOR, 6.00%	Semi-Annual	N/A	03/19/35	INR	1,446	(409)	—	(409)
6-mo. EURIBOR, 2.13%	Semi-Annual	2.48%	At Termination	06/18/25	06/18/35	EUR	840	3,670	2,506	1,164
2.54%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	06/18/25	06/18/35	EUR	3,065	(32,503)	2,016	(34,519)
2.65%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	06/18/25	06/18/35	EUR	1,480	(31,990)	16,896	(48,886)
2.66%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	06/18/25	06/18/35	EUR	2,610	(59,176)	(18,921)	(40,255)
2.67%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	06/18/25	06/18/35	EUR	2,605	(62,100)	11,325	(73,425)
2.70%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	06/18/25	06/18/35	EUR	1,267	(33,927)	(4,923)	(29,004)
2.75%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	06/18/25	06/18/35	EUR	1,265	(40,960)	4,067	(45,027)
6-mo. EURIBOR, 2.13%	At Termination	2.77%	Semi-Annual	06/18/25	06/18/35	EUR	11,693	347,472	12,699	334,773
3.74%	At Termination	1-day SOFR, 4.41%	At Termination	06/18/25	06/18/35	USD	3,076	(32,387)	(18,618)	(13,769)
3.83%	At Termination	1-day SOFR, 4.41%	At Termination	06/18/25	06/18/35	USD	6,070	(106,895)	22,227	(129,122)
3.87%	At Termination	1-day SOFR, 4.41%	At Termination	06/18/25	06/18/35	USD	3,172	(66,402)	(23,826)	(42,576)
3.93%	At Termination	1-day SOFR, 4.41%	At Termination	06/18/25	06/18/35	USD	2,330	(61,724)	(17,737)	(43,987)
1-day SONIA, 4.46%	At Termination	3.98%	At Termination	06/18/25	06/18/35	GBP	650	3,002	2,373	629
1-day SONIA, 4.46%	At Termination	3.99%	At Termination	06/18/25	06/18/35	GBP	1,300	6,682	1,957	4,725
1-day SONIA, 4.46%	At Termination	4.05%	At Termination	06/18/25	06/18/35	GBP	1,870	22,640	12,029	10,611

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SONIA, 4.46%	At Termination	4.09%	At Termination	06/18/25	06/18/35	GBP	2,885	$ 47,858	$ (16,278)	$ 64,136
1-day SONIA, 4.46%	At Termination	4.17%	At Termination	06/18/25	06/18/35	GBP	3,533	88,861	19,490	69,371
1-day SONIA, 4.46%	At Termination	4.23%	At Termination	06/18/25	06/18/35	GBP	4,690	146,293	(952)	147,245
1-day SONIA, 4.46%	At Termination	4.25%	At Termination	06/18/25	06/18/35	GBP	2,340	80,231	(4,343)	84,574
1-day SONIA, 4.46%	At Termination	4.28%	At Termination	06/18/25	06/18/35	GBP	2,320	85,746	26,177	59,569
4.08%	At Termination	1-day SONIA, 4.46%	At Termination	06/17/26	06/17/36	GBP	3,580	(15,732)	(13,077)	(2,655)
4.08%	At Termination	1-day SONIA, 4.46%	At Termination	06/17/26	06/17/36	GBP	1,290	(5,853)	(4,316)	(1,537)
4.17%	At Termination	1-day SONIA, 4.46%	At Termination	06/17/26	06/17/36	GBP	1,940	(25,858)	(14,636)	(11,222)
4.23%	At Termination	1-day SONIA, 4.46%	At Termination	06/17/26	06/17/36	GBP	1,230	(24,114)	(12,099)	(12,015)
4.28%	At Termination	1-day SONIA, 4.46%	At Termination	06/17/26	06/17/36	GBP	2,450	(61,843)	(7,426)	(54,417)
4.34%	At Termination	1-day SONIA, 4.46%	At Termination	06/17/26	06/17/36	GBP	2,430	(77,290)	(27,801)	(49,489)
2.30%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	01/23/54	EUR	1,020	35,158	2,309	32,849
2.49%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	02/19/54	EUR	613	(6,964)	23	(6,987)
2.51%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	02/20/54	EUR	613	(9,209)	23	(9,232)
2.51%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	02/20/54	EUR	628	(10,545)	24	(10,569)
2.51%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	03/01/54	EUR	305	(5,085)	12	(5,097)
2.46%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	03/22/54	EUR	128	(449)	5	(454)
2.54%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	04/22/54	EUR	496	(12,418)	(1,014)	(11,404)
2.64%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	05/31/54	EUR	580	(36,659)	(4,847)	(31,812)
2.43%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	06/19/54	EUR	168	(1,770)	6	(1,776)
2.43%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	06/20/54	EUR	163	(1,730)	6	(1,736)
6-mo. EURIBOR, 2.13%	Semi-Annual	2.44%	At Termination	N/A	06/24/54	EUR	114	1,575	4	1,571
6-mo. EURIBOR, 2.13%	Semi-Annual	2.26%	At Termination	N/A	10/22/54	EUR	120	(3,424)	(578)	(2,846)
6-mo. EURIBOR, 2.13%	Semi-Annual	2.18%	At Termination	N/A	11/07/54	EUR	115	(7,162)	4	(7,166)
2.46%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	06/18/25	06/18/55	EUR	370	(3,555)	(2,404)	(1,151)
2.50%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	06/18/25	06/18/55	EUR	170	(3,043)	3,078	(6,121)
2.65%	At Termination	6-mo. EURIBOR, 2.13%	Semi-Annual	06/18/25	06/18/55	EUR	4,605	(254,752)	(1,297)	(253,455)
1-day SOFR, 4.41%	At Termination	3.81%	At Termination	06/18/25	06/18/55	USD	720	411	(5,969)	6,380
4.38%	At Termination	1-day SONIA, 4.46%	At Termination	06/18/25	06/18/55	GBP	490	(3,047)	796	(3,843)
4.40%	At Termination	1-day SONIA, 4.46%	At Termination	06/18/25	06/18/55	GBP	380	(3,828)	(2,880)	(948)
4.43%	At Termination	1-day SONIA, 4.46%	At Termination	06/18/25	06/18/55	GBP	1,721	(29,710)	(15,920)	(13,790)
4.45%	At Termination	1-day SONIA, 4.46%	At Termination	06/18/25	06/18/55	GBP	1,475	(33,848)	26,170	(60,018)
4.46%	At Termination	1-day SONIA, 4.46%	At Termination	06/18/25	06/18/55	GBP	2,300	(54,046)	10,451	(64,497)
4.50%	At Termination	1-day SONIA, 4.46%	At Termination	06/18/25	06/18/55	GBP	1,160	(39,248)	3,581	(42,829)
4.50%	At Termination	1-day SONIA, 4.46%	At Termination	06/18/25	06/18/55	GBP	1,060	(35,332)	(23,775)	(11,557)
4.53%	At Termination	1-day SONIA, 4.46%	At Termination	06/18/25	06/18/55	GBP	1,190	(46,737)	(24,378)	(22,359)
								$ 142,286	$ (626,944)	$ 769,230
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
American Electric Power Co., Inc.	1.00%	Quarterly	Bank of America N.A.	12/20/29	USD	176	$ (5,056)	$ (4,595)	$ (461)
American Express Co.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	90	(2,355)	(2,398)	43
Dominion Energy Inc.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	87	(2,348)	(2,200)	(148)
Federal Republic of Brazil	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/30	USD	269	9,526	11,429	(1,903)
Republic of Turkey	1.00	Quarterly	Bank of America N.A.	06/20/30	USD	12	1,288	1,205	83
Republic of Turkey	1.00	Quarterly	Bank of America N.A.	06/20/30	USD	12	1,287	1,209	78
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/30	USD	75	8,306	5,824	2,482
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/30	USD	66	1,142	1,056	86
United Mexican States	1.00	Quarterly	BNP Paribas SA	06/20/30	USD	32	548	791	(243)
United Mexican States	1.00	Quarterly	BNP Paribas SA	06/20/30	USD	42	723	1,044	(321)
United Mexican States	1.00	Quarterly	Citibank N.A.	06/20/30	USD	30	515	717	(202)
United Mexican States	1.00	Quarterly	Citibank N.A.	06/20/30	USD	30	515	750	(235)
							$ 14,091	$ 14,832	$ (741)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
9.73%	At Termination	1-day COOIS, 8.95%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	237,498	$ 234	$ —	$ 234
9.81%	At Termination	1-day COOIS, 8.95%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	355,023	281	—	281
1-day BZDIOVER, 0.05%	At Termination	10.81%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	919	(2,180)	—	(2,180)
1-day BZDIOVER, 0.05%	At Termination	10.98%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	575	(1,196)	—	(1,196)
7.76%	At Termination	1-day COOIS, 8.95%	At Termination	Citibank N.A.	N/A	11/05/25	COP	624,054	2,115	—	2,115
1-day BZDIOVER, 0.05%	At Termination	10.32%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	9	(113)	—	(113)
10.97%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	743	6,954	—	6,954
1-day BZDIOVER, 0.05%	At Termination	13.09%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	766	(1,406)	—	(1,406)
1-day BZDIOVER, 0.05%	At Termination	14.11%	At Termination	Goldman Sachs International	N/A	01/04/27	BRL	433	264	—	264
1-day BZDIOVER, 0.05%	At Termination	14.55%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	422	818	—	818
15.41%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	472	(2,661)	—	(2,661)
1-day BZDIOVER, 0.05%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	606	(9,495)	—	(9,495)
1-day COOIS, 8.95%	Quarterly	7.77%	Quarterly	Goldman Sachs International	N/A	09/17/27	COP	1,843,400	(1,570)	—	(1,570)
1-day BZDIOVER, 0.05%	At Termination	13.02%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	376	(957)	—	(957)
1-day BZDIOVER, 0.05%	At Termination	13.15%	At Termination	Goldman Sachs International	N/A	01/02/29	BRL	272	(429)	—	(429)
13.50%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	7,000	(2,098)	—	(2,098)
13.55%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	3,000	(1,817)	—	(1,817)
13.94%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	5,000	(14,857)	—	(14,857)
14.12%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	7,000	(28,468)	—	(28,468)
14.32%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	7,000	(37,162)	—	(37,162)
14.36%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	2,000	(11,233)	—	(11,233)
14.38%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	1,000	(5,904)	—	(5,904)
14.43%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	6,000	(36,807)	—	(36,807)
14.45%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	19,000	(124,833)	—	(124,833)
14.48%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	8,000	(50,967)	—	(50,967)
14.63%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	8,000	(61,668)	—	(61,668)
14.66%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	10,000	(79,796)	—	(79,796)
14.69%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	9,000	(73,102)	—	(73,102)
14.87%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/02/29	BRL	2,000	(18,586)	—	(18,586)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
14.96%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	4,000	$ (40,807)	$ —	$ (40,807)
15.00%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	9,000	(93,844)	—	(93,844)
15.05%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	6,000	(63,712)	—	(63,712)
15.12%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Citibank N.A.	N/A	01/02/29	BRL	4,000	(44,758)	—	(44,758)
15.25%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	6,000	(73,905)	—	(73,905)
8.73%	Quarterly	1-day COOIS, 8.95%	Quarterly	Morgan Stanley & Co. International PLC	N/A	01/14/30	COP	125,579	(504)	—	(504)
8.78%	Quarterly	1-day COOIS, 8.95%	Quarterly	Morgan Stanley & Co. International PLC	N/A	01/14/30	COP	43,238	(191)	—	(191)
8.64%	Quarterly	1-day COOIS, 8.95%	Quarterly	Morgan Stanley & Co. International PLC	N/A	04/04/30	COP	261,600	(805)	—	(805)
8.34%	Quarterly	1-day COOIS, 8.95%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/17/30	COP	328,133	(85)	—	(85)
									$ (875,250)	$ —	$ (875,250)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
FIXED, 0.00%(a)	Quarterly	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy Index	Quarterly	Goldman Sachs International	N/A	05/06/25	USD	1,055	$ (29,603)	$ —	$ (29,603)
FIXED, 0.00%(a)	Quarterly	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy Index	Quarterly	Goldman Sachs International	N/A	05/06/25	USD	860	(24,124)	—	(24,124)
FIXED, 0.00%(a)	At Termination	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy Index	At Termination	Goldman Sachs International	N/A	05/06/25	USD	479	(13,447)	—	(13,447)
Markit iBoxx $ Liquid High Yield Index	At Termination	1-day SOFR , 4.41%	At Termination	BNP Paribas SA	N/A	06/20/25	USD	280	(10,709)	709	(11,418)
									$ (77,883)	$ 709	$ (78,592)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ 2,364,213	$ (1,946,759)	$ 4,929,916	$ (4,372,682)	$ —
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written (continued)
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
OTC Swaps	$ 24,734	$ (9,193)	$ 13,438	$ (968,021)	$ —
Options Written	N/A	(81,665)	47,077	(44,295)	(78,883)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 3,875,368	$ —	$ 3,875,368
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	1,203,058	—	—	1,203,058
Options purchased Investments at value — unaffiliated(b)	—	—	—	24,034	987,423	—	1,011,457
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	32,988	—	—	4,883,726	13,202	4,929,916
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	26,797	—	—	11,375	—	38,172
	$ —	$ 59,785	$ —	$ 1,227,092	$ 9,757,892	$ 13,202	$ 11,057,971
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 158,591	$ —	$ 1,273,805	$ —	$ 1,432,396
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,611,510	—	—	1,611,510
Options written Options written at value	—	—	5,586	19,473	53,824	—	78,883
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	210,583	—	—	4,114,496	47,603	4,372,682
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	12,706	67,174	—	897,334	—	977,214
	$ —	$ 223,289	$ 231,351	$ 1,630,983	$ 6,339,459	$ 47,603	$ 8,472,685

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (102,211)	$ —	$ (2,741,364)	$ (19,965)	$ (2,863,540)
Forward foreign currency exchange contracts	—	—	—	329,835	—	—	329,835
Options purchased(a)	—	(5,733)	39,172	(121,741)	(446,854)	—	(535,156)
Options written	—	2,803	16,390	100,478	(16,358)	—	103,313
Swaps	—	(1,217,481)	(35,553)	—	(3,172)	(82,906)	(1,339,112)
	$ —	$ (1,220,411)	$ (82,202)	$ 308,572	$ (3,207,748)	$ (102,871)	$ (4,304,660)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (158,591)	$ —	$ 5,496,825	$ —	$ 5,338,234

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ (735,639)	$ —	$ —	$ (735,639)
Options purchased(b)	—	1,054	—	11,010	90,966	—	103,030
Options written	—	(608)	1,662	1,057	65,800	—	67,911
Swaps	—	(182,960)	(50,642)	—	(55,891)	(1,224)	(290,717)
	$ —	$ (182,514)	$ (207,571)	$ (723,572)	$ 5,597,700	$ (1,224)	$ 4,482,819

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$331,819,636
Average notional value of contracts — short	122,014,430
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	56,223,685
Average amounts sold — in USD	43,798,448
Options:
Average value of option contracts purchased	163,492
Average value of option contracts written	62,543
Average notional value of swaption contracts purchased	165,492,747
Average notional value of swaption contracts written	160,937,838
Credit default swaps:
Average notional value — buy protection	32,352,521
Average notional value — sell protection	56,326,998
Interest rate swaps:
Average notional value — pays fixed rate	360,073,186
Average notional value — receives fixed rate	416,481,691
Inflation swaps:
Average notional value — pays fixed rate	12,438,989
Average notional value — receives fixed rate	538,600
Total return swaps:
Average notional value	2,534,459
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 725,134	$ 463,578
Forward foreign currency exchange contracts	1,203,058	1,611,510
Options	1,011,457 (a)	78,883
Swaps — centrally cleared	90,528	—
Swaps — OTC(b)	38,172	977,214
Total derivative assets and liabilities in the Statement of Assets and Liabilities	3,068,349	3,131,185
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(816,240)	(470,273)
Total derivative assets and liabilities subject to an MNA	$ 2,252,109	$ 2,660,912

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 449,176	$ (449,176)	$ —	$ —	$ —
Barclays Bank PLC	192,621	(192,621)	—	—	—
BNP Paribas SA	92,503	(92,503)	—	—	—
Citibank N.A.	264,897	(212,764)	—	—	52,133
Goldman Sachs International	422,019	(291,601)	—	—	130,418
Morgan Stanley & Co. International PLC	231,100	(187,251)	—	—	43,849
Royal Bank of Canada	42,180	(13,800)	—	—	28,380
Societe Generale	29,965	(29,965)	—	—	—
State Street Bank and Trust Co.	114,911	(114,911)	—	—	—
Toronto-Dominion Bank	64,297	(64,297)	—	—	—
UBS AG	348,440	(90,163)	—	—	258,277
	$ 2,252,109	$ (1,739,052)	$ —	$ —	$ 513,057

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 605,818	$ (449,176)	$ —	$ —	$ 156,642
Barclays Bank PLC	423,556	(192,621)	—	—	230,935
BNP Paribas SA	196,195	(92,503)	—	—	103,692
Citibank N.A.	212,764	(212,764)	—	—	—
Goldman Sachs International	291,601	(291,601)	—	—	—
Morgan Stanley & Co. International PLC	187,251	(187,251)	—	—	—
Royal Bank of Canada	13,800	(13,800)	—	—	—
Societe Generale	134,503	(29,965)	—	—	104,538
State Street Bank and Trust Co.	401,598	(114,911)	—	—	286,687
Toronto-Dominion Bank	103,663	(64,297)	—	—	39,366
UBS AG	90,163	(90,163)	—	—	—
	$ 2,660,912	$ (1,739,052)	$ —	$ —	$ 921,860

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.  Net amount may be offset further by the options written receivable/payable on the
Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 68,130,579	$ —	$ 68,130,579
Common Stocks
Australia	23,200	—	—	23,200
Brazil	39,625	—	—	39,625
Canada	42,557	—	—	42,557

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Diversified Fixed Income Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Japan	$ —	$ 46,581	$ —	$ 46,581
United Kingdom	222,716	—	—	222,716
United States	3,527,346	9,481	—	3,536,827
Corporate Bonds	—	317,869,044	992,436	318,861,480
Floating Rate Loan Interests	—	688,571	—	688,571
Foreign Agency Obligations	—	21,842,210	—	21,842,210
Investment Companies	1,382,124	—	—	1,382,124
Municipal Bonds	—	4,384,989	—	4,384,989
Non-Agency Mortgage-Backed Securities	—	136,979,696	—	136,979,696
Preferred Securities
Capital Trusts	—	113,758	—	113,758
Preferred Stocks	46,035	—	—	46,035
U.S. Government Sponsored Agency Securities	—	454,894,684	—	454,894,684
U.S. Treasury Obligations	—	244,760,430	—	244,760,430
Short-Term Securities
Foreign Agency Obligations	—	83,166	—	83,166
Money Market Funds	236,362,684	—	—	236,362,684
U.S. Treasury Obligations	—	3,040,123	—	3,040,123
Options Purchased
Foreign Currency Exchange Contracts	—	24,034	—	24,034
Interest Rate Contracts	578	986,845	—	987,423
Liabilities
Investments
TBA Sale Commitments	—	(100,273,281)	—	(100,273,281)
	$ 241,646,865	$ 1,153,580,910	$ 992,436	$ 1,396,220,211
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 35,760	$ —	$ 35,760
Foreign Currency Exchange Contracts	—	1,203,058	—	1,203,058
Interest Rate Contracts	3,875,368	4,894,392	—	8,769,760
Other Contracts	—	13,202	—	13,202
Liabilities
Credit Contracts	—	(214,096)	—	(214,096)
Equity Contracts	(164,177)	—	(67,174)	(231,351)
Foreign Currency Exchange Contracts	—	(1,630,983)	—	(1,630,983)
Interest Rate Contracts	(1,274,914)	(5,064,545)	—	(6,339,459)
Other Contracts	—	(47,603)	—	(47,603)
	$ 2,436,277	$ (810,815)	$ (67,174)	$ 1,558,288

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities (unaudited)
April 30, 2025

BlackRock Diversified Fixed Income Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 1,258,992,484
Investments, at value — affiliated(c)	237,501,008
Cash	92,625
Cash pledged:
Collateral — exchange-traded options written	611,000
Collateral — TBA commitments	16,000
Futures contracts	7,294,000
Centrally cleared swaps	13,034,645
Foreign currency, at value(d)	4,211,285
Receivables:
Investments sold	53,645,995
Securities lending income — affiliated	4,975
TBA sale commitments	100,002,938
Capital shares sold	15,872,237
Dividends — unaffiliated	1,020
Dividends — affiliated	687,379
Interest — unaffiliated	7,514,638
Principal paydowns	174
Variation margin on futures contracts	725,134
Variation margin on centrally cleared swaps	90,528
Swap premiums paid	24,734
Unrealized appreciation on:
Forward foreign currency exchange contracts	1,203,058
OTC swaps	13,438
Prepaid expenses	5,220
Total assets	1,701,544,515
LIABILITIES
Collateral on securities loaned	21,282,779
Options written, at value(e)	78,883
TBA sale commitments, at value(f)	100,273,281
Payables:
Investments purchased	323,399,111
Administration fees	55,668
Capital shares redeemed	111,327,921
Investment advisory fees	136,697
Trustees’ and Officer’s fees	2,724
Professional fees	16,050
Variation margin on futures contracts	463,578
Swap premiums received	9,193
Unrealized depreciation on:
Forward foreign currency exchange contracts	1,611,510
OTC swaps	968,021
Total liabilities	559,625,416
Commitments and contingent liabilities
NET ASSETS	$ 1,141,919,099
NET ASSETS CONSIST OF
Paid-in capital	$ 1,133,938,082
Accumulated earnings	7,981,017
NET ASSETS	$ 1,141,919,099
(a) Investments, at cost—unaffiliated	$1,249,375,669
(b) Securities loaned, at value	$20,393,342
(c) Investments, at cost—affiliated	$237,521,640
(d) Foreign currency, at cost	$4,183,074
(e) Premiums received	$81,665
(f) Proceeds from TBA sale commitments	$100,002,938

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited) (continued)
April 30, 2025

BlackRock Diversified Fixed Income Fund
NET ASSET VALUE
Institutional
Net assets	$ 685,663,614
Shares outstanding	68,242,440
Net asset value	$ 10.05
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 456,255,485
Shares outstanding	48,365,714
Net asset value	$ 9.43
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended April 30, 2025

BlackRock Diversified Fixed Income Fund
INVESTMENT INCOME
Dividends — unaffiliated	$11,117
Dividends — affiliated	3,621,430
Interest — unaffiliated	25,185,637
Securities lending income — affiliated — net	32,310
Foreign taxes withheld	(2,633)
Total investment income	28,847,861
EXPENSES
Investment advisory	1,356,172
Administration — class specific	878,404
Professional	19,958
Trustees and Officer	9,569
Miscellaneous	4,135
Total expenses excluding interest expense	2,268,238
Interest expense — unaffiliated	592
Total expenses	2,268,830
Less:
Administration fees waived by the Administrator — class specific	(544,804)
Fees waived and/or reimbursed by the Manager	(606,728)
Fees waived and/or reimbursed by the Administrator/Manager	(29,527)
Total expenses after fees waived and/or reimbursed	1,087,771
Net investment income	27,760,090
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(1,665,051)
Investments — affiliated	(3,686)
Forward foreign currency exchange contracts	329,835
Foreign currency transactions	21,302
Futures contracts	(2,863,540)
Options written	103,313
Swaps	(1,339,112)
(5,416,939)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	2,501,767
Investments — affiliated	(23,419)
Forward foreign currency exchange contracts	(735,639)
Foreign currency translations	76,419
Futures contracts	5,338,234
Options written	67,911
Short sales — unaffiliated	(3,025)
Swaps	(290,717)
6,931,531
Net realized and unrealized gain	1,514,592
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,274,682
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$114
(b) Net of reduction in deferred foreign capital gain tax of	$43
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Diversified Fixed Income Fund
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$27,760,090	$41,969,362
Net realized gain (loss)	(5,416,939)	18,136,482
Net change in unrealized appreciation (depreciation)	6,931,531	20,181,110
Net increase in net assets resulting from operations	29,274,682	80,286,954
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(23,684,252)	(27,369,799)
Class K	(13,984,017)	(14,126,941)
Decrease in net assets resulting from distributions to shareholders	(37,668,269)	(41,496,740)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	189,937,644	295,893,560
NET ASSETS
Total increase in net assets	181,544,057	334,683,774
Beginning of period	960,375,042	625,691,268
End of period	$1,141,919,099	$960,375,042

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Diversified Fixed Income Fund
	Institutional
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Period from 09/19/23(a) to 10/31/23

Net asset value, beginning of period	$10.17	$9.65	$10.00
Net investment income(b)	0.25	0.53	0.06
Net realized and unrealized gain (loss)	(0.01)	0.51	(0.36)
Net increase (decrease) from investment operations	0.24	1.04	(0.30)
Distributions(c)
From net investment income	(0.25)	(0.50)	(0.05)
From net realized gain	(0.11)	(0.02)	—
Total distributions	(0.36)	(0.52)	(0.05)
Net asset value, end of period	$10.05	$10.17	$9.65
Total Return(d)
Based on net asset value	2.35%(e)	10.92%	(2.96)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.46%(g)	0.46%	0.45%(g)
Total expenses after fees waived and/or reimbursed	0.24%(g)	0.24%	0.24%(g)
Net investment income	5.06%(g)	5.19%	5.00%(g)
Supplemental Data
Net assets, end of period (000)	$685,664	$670,181	$413,831
Portfolio turnover rate(h)	273%	506%	324%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Period from 09/19/23(a) to 10/31/23

Portfolio turnover rate (excluding MDRs)	127%	319%	205%
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Diversified Fixed Income Fund (continued)
	Class K
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Period from 01/18/23(a) to 10/31/23

Net asset value, beginning of period	$9.56	$9.06	$10.00
Net investment income(b)	0.24	0.51	0.35
Net realized and unrealized gain (loss)	(0.02)	0.49	(0.96)
Net increase (decrease) from investment operations	0.22	1.00	(0.61)
Distributions(c)
From net investment income	(0.24)	(0.48)	(0.33)
From net realized gain	(0.11)	(0.02)	—
Total distributions	(0.35)	(0.50)	(0.33)
Net asset value, end of period	$9.43	$9.56	$9.06
Total Return(d)
Based on net asset value	2.29%(e)	11.17%	(6.21)%(e)(f)
Ratios to Average Net Assets(g)
Total expenses	0.36%(h)	0.36%	0.37%(h)
Total expenses after fees waived and/or reimbursed	0.14%(h)	0.14%	0.13%(h)
Net investment income	5.15%(h)	5.29%	4.58%(h)
Supplemental Data
Net assets, end of period (000)	$456,255	$290,194	$211,860
Portfolio turnover rate(i)	273%	506%	324%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Period from 01/18/23(a) to 10/31/23

Portfolio turnover rate (excluding MDRs)	127%	319%	205%
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  BlackRock Diversified Fixed Income Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions.  Institutional and Class K Shares are sold only to certain eligible investors.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least monthly.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information,perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 2,333,954	$ (2,333,954)	$ —	$ —
BMO Capital Markets Corp.	224,812	(224,812)	—	—
HSBC Bank PLC	15,246	(15,246)	—	—
J.P. Morgan Securities LLC	5,269,860	(5,269,860)	—	—
Jefferies LLC	420,216	(420,216)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	40,613	(40,613)	—	—
Morgan Stanley	3,345,098	(3,345,098)	—	—
RBC Capital Markets LLC	5,527,755	(5,527,755)	—	—
Toronto-Dominion Bank	192,013	(192,013)	—	—
UBS AG	2,289	(2,289)	—	—

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
UBS Securities LLC	$ 360,905	$ (360,905)	$ —	$ —
Wells Fargo Bank N.A.	1,558,241	(1,558,241)	—	—
Wells Fargo Securities LLC	1,102,340	(1,102,340)	—	—
	$ 20,393,342	$ (20,393,342)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
•Swaptions — The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
•Foreign currency options — The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
•Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
•Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund.  Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.25%
$1 billion – $3 billion	0.24
$3 billion – $5 billion	0.23
$5 billion – $10 billion	0.22
Greater than $10 billion	0.21
The Manager contractually agreed to waive 0.10% of its investment advisory fees through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended April 30, 2025, the Manager waived $544,804 pursuant to this agreement.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and, effective February 28, 2025, BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL, for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators.  For such services, BAL charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.20% of the average daily net assets of the Fund’s Institutional Shares and 0.10% of the average daily net assets of the Fund’s Class K Shares.
For the six months ended April 30, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Fund Name	Institutional	Class K	Total
BlackRock Diversified Fixed Income Fund	$ 667,200	$ 211,204	$ 878,404
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL contractually agreed to waive 0.10% of its administration fees for each of Institutional Shares and Class K Shares through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees,or by a vote of a majority of the outstanding voting securities of the Fund. These amounts waived by the Administrator are included in administration fees waived by the Administrator — class specific in the Statement of Operations. For the six months ended April 30, 2025, class specific expense waivers were as follows:
Administration Fees Waived by the Administrator- Class Specific
Fund Name	Institutional	Class K	Total
BlackRock Diversified Fixed Income Fund	$ 333,600	$ 211,204	$ 544,804
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended April 30, 2025, the amount waived was $61,469.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.  For the six months ended April 30, 2025, the Manager waived $455 in investment advisory fees pursuant to this arrangement.
The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. The Administrator and the Manager have contractually agreed to reimburse the Fund or provide an offsetting credit against the administration and/or investment advisory fees paid by the Fund in an amount equal to these independent expenses as applicable, through June 30, 2035. On July 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten year term. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount waived is included in fees waived and/or reimbursed by the Administrator/Manager in the Statement of Operations. For the six months ended April 30, 2025, the amount waived was $29,527.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended April 30, 2025, the Fund paid BTC $10,938 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
7.
 PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
BlackRock Diversified Fixed Income Fund	$ 2,883,385,543	$ 2,780,920,915	$ 300,070,654	$ 223,022,106
For the six months ended April 30, 2025, purchases and sales related to mortgage dollar rolls were $1,609,206,501 and $1,608,924,472, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Diversified Fixed Income Fund	$ 1,487,691,515	$ 27,092,168	$ (16,920,581)	$ 10,171,587
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended April 30, 2025, the Fund did not borrow under the credit agreement.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of  its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Diversified Fixed Income Fund
Institutional
Shares sold	—	$ —	31,107,580	$ 311,339,110
Shares issued in reinvestment of distributions	2,355,618	23,684,252	2,677,918	27,369,799
Shares redeemed	—	—	(10,793,000)	(109,528,346)
	2,355,618	$ 23,684,252	22,992,498	$ 229,180,563
Class K
Shares sold	28,320,268	$ 263,597,295	5,519,558	$ 52,586,056
Shares issued in reinvestment of distributions	1,481,611	13,984,018	1,473,138	14,126,941
Shares redeemed	(11,805,718)	(111,327,921)	—	—
	17,996,161	$ 166,253,392	6,992,696	$ 66,712,997
	20,351,779	$ 189,937,644	29,985,194	$ 295,893,560
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund for the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers (continued)
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
400 Howard Street
San Francisco, CA 94105
Additional Information

Disclosure of Investment Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on February 19-21, 2025 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Fund Advisors (the “Manager”), the Trust’s investment advisor, and BlackRock (Singapore) Limited (the “Sub-Advisor”) with respect to BlackRock Diversified Fixed Income Fund (the “Fund”), a series of the Trust.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board previously met on May 16-17, 2024 (the “May 2024 Meeting”) to consider the approval of the continuation of the Trust’s advisory agreement (the “Advisory Agreement”) between the Trust and the Manager, on behalf of the Fund. At the May 2024 Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement for a one-year term ending June 30, 2025. A discussion of the basis for the Board’s approval of the Advisory Agreement at the May 2024 Meeting is included in the annual shareholder report for the Fund for the period ended October 31, 2024. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
BAB	Build America Bond
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BMO	BMO Capital Markets
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CDC	Certificate of Deposit Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CR	Custodian Receipt
CVR	Contingent Value Right
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
MIBOR	Mumbai Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium-Term Note
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depository Receipt
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TAIBOR	Taipei Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN Overnight TIIE Funding Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate
Glossary of Terms Used in these Financial Statements

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

April 30, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index Retirement Fund
• BlackRock LifePath® ESG Index 2030 Fund
• BlackRock LifePath® ESG Index 2035 Fund
• BlackRock LifePath® ESG Index 2040 Fund
• BlackRock LifePath® ESG Index 2045 Fund
• BlackRock LifePath® ESG Index 2050 Fund
• BlackRock LifePath® ESG Index 2055 Fund
• BlackRock LifePath® ESG Index 2060 Fund
• BlackRock LifePath® ESG Index 2065 Fund
• BlackRock LifePath® ESG Index 2070 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents
2

Schedule of Investments (unaudited)
April 30, 2025
BlackRock LifePath® ESG Index Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 39.9%
iShares Developed Real Estate Index Fund, Class K	19,624	$ 158,365
iShares ESG Aware MSCI EAFE ETF	5,791	490,382
iShares ESG Aware MSCI EM ETF(b)	6,476	227,696
iShares ESG Aware MSCI USA ETF	13,334	1,614,481
iShares ESG Aware MSCI USA Small-Cap ETF	4,889	183,044
iShares MSCI Canada ETF(b)	1,533	65,076
iShares MSCI EAFE Small-Cap ETF(b)	1,245	82,792
iShares MSCI Emerging Markets Small-Cap ETF	613	35,051
		2,856,887
Fixed-Income Funds — 59.9%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	78,262	3,713,532
iShares TIPS Bond ETF	5,189	573,488
		4,287,020
Money Market Funds — 25.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)	1,773,109	1,773,819
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	13,049	13,049
		1,786,868
Total Investments — 124.8% (Cost: $8,202,652)		8,930,775
Liabilities in Excess of Other Assets — (24.8)%		(1,772,312)
Net Assets — 100.0%		$ 7,158,463

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,620,395	$ 153,905 (a)	$ —	$ (601)	$ 120	$ 1,773,819	1,773,109	$ 2,985 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	15,764	—	(2,715)(a)	—	—	13,049	13,049	340	—
iShares Developed Real Estate Index Fund, Class K	170,453	1,807	(27,838)	(5,127)	19,070	158,365	19,624	(2,170)	(16,847)
iShares ESG Aware MSCI EAFE ETF	527,654	76,906	(141,643)	(1,699)	29,164	490,382	5,791	7,287	—
iShares ESG Aware MSCI EM ETF	235,999	35,759	(41,330)	(2,201)	(531)	227,696	6,476	3,985	—
iShares ESG Aware MSCI USA ETF	1,682,733	333,537	(338,327)	(15,532)	(47,930)	1,614,481	13,334	10,126	—
iShares ESG Aware MSCI USA Small-Cap ETF	219,584	33,971	(48,872)	1,054	(22,693)	183,044	4,889	1,458	—
iShares ESG Aware U.S. Aggregate Bond ETF	3,970,228	492,828	(763,972)	(155,718)	170,166	3,713,532	78,262	78,985	—
iShares MSCI Canada ETF	66,105	7,666	(10,978)	(455)	2,738	65,076	1,533	940	—
iShares MSCI EAFE Small-Cap ETF	85,608	9,492	(15,547)	(638)	3,877	82,792	1,245	1,745	—
iShares MSCI Emerging Markets Small-Cap ETF	40,188	4,632	(6,493)	(772)	(2,504)	35,051	613	867	—
iShares TIPS Bond ETF	601,445	73,799	(113,330)	(18,342)	29,916	573,488	5,189	6,539	—
				$ (200,031)	$ 181,393	$ 8,930,775		$ 113,087	$ (16,847)

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
3

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock LifePath® ESG Index Retirement Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,856,887	$ —	$ —	$ 2,856,887
Fixed-Income Funds	4,287,020	—	—	4,287,020
Money Market Funds	1,786,868	—	—	1,786,868
	$8,930,775	$—	$—	$8,930,775
See notes to financial statements.
4
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
BlackRock LifePath® ESG Index 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 52.7%
iShares Developed Real Estate Index Fund, Class K	18,919	$ 152,676
iShares ESG Aware MSCI EAFE ETF(b)	7,029	595,216
iShares ESG Aware MSCI EM ETF(b)	7,665	269,501
iShares ESG Aware MSCI USA ETF(b)	15,471	1,873,229
iShares ESG Aware MSCI USA Small-Cap ETF	5,773	216,141
iShares MSCI Canada ETF	1,822	77,344
iShares MSCI EAFE Small-Cap ETF(b)	1,483	98,620
iShares MSCI Emerging Markets Small-Cap ETF	784	44,828
		3,327,555
Fixed-Income Funds — 47.1%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	53,056	2,517,507
iShares TIPS Bond ETF(b)	4,119	455,232
		2,972,739
Money Market Funds — 16.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)	1,001,992	1,002,393
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	12,661	12,661
		1,015,054
Total Investments — 115.9% (Cost: $6,491,023)		7,315,348
Liabilities in Excess of Other Assets — (15.9)%		(1,003,162)
Net Assets — 100.0%		$ 6,312,186

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,108,703	$ —	$ (105,951)(a)	$ (370)	$ 11	$ 1,002,393	1,001,992	$ 2,204 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	12,661 (a)	—	—	—	12,661	12,661	457	—
iShares Developed Real Estate Index Fund, Class K	147,340	11,487	(22,078)	(2,910)	18,837	152,676	18,919	(2,386)	(16,547)
iShares ESG Aware MSCI EAFE ETF	591,629	124,987	(155,248)	(1,319)	35,167	595,216	7,029	8,229	—
iShares ESG Aware MSCI EM ETF	261,696	60,625	(52,178)	(194)	(448)	269,501	7,665	4,493	—
iShares ESG Aware MSCI USA ETF	1,784,415	498,378	(362,255)	21,874	(69,183)	1,873,229	15,471	10,715	—
iShares ESG Aware MSCI USA Small-Cap ETF	220,330	50,415	(32,584)	463	(22,483)	216,141	5,773	1,560	—
iShares ESG Aware U.S. Aggregate Bond ETF	2,353,345	625,301	(473,588)	(6,805)	19,254	2,517,507	53,056	46,738	—
iShares MSCI Canada ETF	70,371	16,733	(12,802)	(123)	3,165	77,344	1,822	1,022	—
iShares MSCI EAFE Small-Cap ETF	95,825	16,881	(18,177)	(470)	4,561	98,620	1,483	1,985	—
iShares MSCI Emerging Markets Small-Cap ETF	46,518	8,160	(6,594)	(340)	(2,916)	44,828	784	1,018	—
iShares TIPS Bond ETF	430,532	92,131	(76,174)	(727)	9,470	455,232	4,119	4,573	—
				$ 9,079	$ (4,565)	$ 7,315,348		$ 80,608	$ (16,547)

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
5

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock LifePath® ESG Index 2030 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,327,555	$ —	$ —	$ 3,327,555
Fixed-Income Funds	2,972,739	—	—	2,972,739
Money Market Funds	1,015,054	—	—	1,015,054
	$7,315,348	$—	$—	$7,315,348
See notes to financial statements.
6
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
BlackRock LifePath® ESG Index 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 64.7%
iShares Developed Real Estate Index Fund, Class K	21,152	$ 170,695
iShares ESG Aware MSCI EAFE ETF(b)	7,564	640,520
iShares ESG Aware MSCI EM ETF(b)	8,386	294,852
iShares ESG Aware MSCI USA ETF	16,526	2,000,968
iShares ESG Aware MSCI USA Small-Cap ETF	6,020	225,389
iShares MSCI Canada ETF	1,957	83,075
iShares MSCI EAFE Small-Cap ETF(b)	1,585	105,402
iShares MSCI Emerging Markets Small-Cap ETF	867	49,575
		3,570,476
Fixed-Income Funds — 35.2%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	33,746	1,601,248
iShares TIPS Bond ETF	3,093	341,838
		1,943,086
Money Market Funds — 13.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)	709,690	709,973
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	10,878	10,878
		720,851
Total Investments — 112.9% (Cost: $5,608,939)		6,234,413
Liabilities in Excess of Other Assets — (12.9)%		(713,789)
Net Assets — 100.0%		$ 5,520,624

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 797,970	$ —	$ (87,684)(a)	$ (351)	$ 38	$ 709,973	709,690	$ 2,178 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	8,666	2,212 (a)	—	—	—	10,878	10,878	424	—
iShares Developed Real Estate Index Fund, Class K	126,518	42,818	(10,159)	(1,586)	13,104	170,695	21,152	(1,348)	(12,662)
iShares ESG Aware MSCI EAFE ETF	492,918	224,091	(114,460)	(1,084)	39,055	640,520	7,564	8,148	—
iShares ESG Aware MSCI EM ETF	217,140	107,107	(29,103)	(1,060)	768	294,852	8,386	4,486	—
iShares ESG Aware MSCI USA ETF	1,483,108	754,223	(158,525)	(3,447)	(74,391)	2,000,968	16,526	10,873	—
iShares ESG Aware MSCI USA Small-Cap ETF	176,621	85,918	(11,519)	(1,019)	(24,612)	225,389	6,020	1,512	—
iShares ESG Aware U.S. Aggregate Bond ETF	1,152,907	553,959	(112,970)	(24,499)	31,851	1,601,248	33,746	26,929	—
iShares MSCI Canada ETF	62,205	28,343	(10,408)	(364)	3,299	83,075	1,957	1,053	—
iShares MSCI EAFE Small-Cap ETF	79,008	33,720	(12,070)	(242)	4,986	105,402	1,585	1,940	—
iShares MSCI Emerging Markets Small-Cap ETF	37,792	19,868	(4,784)	(409)	(2,892)	49,575	867	985	—
iShares TIPS Bond ETF	247,163	113,413	(25,180)	(4,207)	10,649	341,838	3,093	3,206	—
				$ (38,268)	$ 1,855	$ 6,234,413		$ 60,386	$ (12,662)

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
7

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock LifePath® ESG Index 2035 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,570,476	$ —	$ —	$ 3,570,476
Fixed-Income Funds	1,943,086	—	—	1,943,086
Money Market Funds	720,851	—	—	720,851
	$6,234,413	$—	$—	$6,234,413
See notes to financial statements.
8
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
BlackRock LifePath® ESG Index 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 76.0%
iShares Developed Real Estate Index Fund, Class K	55,279	$ 446,100
iShares ESG Aware MSCI EAFE ETF(b)	19,659	1,664,724
iShares ESG Aware MSCI EM ETF	21,658	761,495
iShares ESG Aware MSCI USA ETF	42,509	5,146,990
iShares ESG Aware MSCI USA Small-Cap ETF	15,383	575,940
iShares MSCI Canada ETF(b)	5,073	215,349
iShares MSCI EAFE Small-Cap ETF	4,120	273,980
iShares MSCI Emerging Markets Small-Cap ETF	2,251	128,712
		9,213,290
Fixed-Income Funds — 23.8%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	48,524	2,302,464
iShares TIPS Bond ETF(b)	5,294	585,092
		2,887,556
Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)	515,678	515,884
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	23,968	23,968
		539,852
Total Investments — 104.3% (Cost: $11,289,621)		12,640,698
Liabilities in Excess of Other Assets — (4.3)%		(515,808)
Net Assets — 100.0%		$ 12,124,890

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,744,377	$ —	$ (2,227,775)(a)	$ (681)	$ (37)	$ 515,884	515,678	$ 5,370 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	22,323	1,645 (a)	—	—	—	23,968	23,968	856	—
iShares Developed Real Estate Index Fund, Class K	378,308	75,956	(41,433)	(5,955)	39,224	446,100	55,279	(3,741)	(37,924)
iShares ESG Aware MSCI EAFE ETF	1,447,524	465,052	(349,313)	1,061	100,400	1,664,724	19,659	23,204	—
iShares ESG Aware MSCI EM ETF	639,647	228,619	(104,132)	(3,337)	698	761,495	21,658	12,816	—
iShares ESG Aware MSCI USA ETF	4,319,232	1,505,908	(454,035)	(21,174)	(202,941)	5,146,990	42,509	30,769	—
iShares ESG Aware MSCI USA Small-Cap ETF	508,712	170,972	(32,421)	(5,458)	(65,865)	575,940	15,383	4,229	—
iShares ESG Aware U.S. Aggregate Bond ETF	1,861,757	656,828	(229,110)	(3,385)	16,374	2,302,464	48,524	42,594	—
iShares MSCI Canada ETF	179,016	63,912	(35,166)	(1,480)	9,067	215,349	5,073	2,956	—
iShares MSCI EAFE Small-Cap ETF	231,248	69,321	(38,791)	(541)	12,743	273,980	4,120	5,529	—
iShares MSCI Emerging Markets Small-Cap ETF	109,688	45,696	(16,863)	(1,715)	(8,094)	128,712	2,251	2,785	—
iShares TIPS Bond ETF	472,015	159,056	(58,399)	345	12,075	585,092	5,294	5,895	—
				$ (42,320)	$ (86,356)	$ 12,640,698		$ 133,262	$ (37,924)

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
9

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock LifePath® ESG Index 2040 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 9,213,290	$ —	$ —	$ 9,213,290
Fixed-Income Funds	2,887,556	—	—	2,887,556
Money Market Funds	539,852	—	—	539,852
	$12,640,698	$—	$—	$12,640,698
See notes to financial statements.
10
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
BlackRock LifePath® ESG Index 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 86.6%
iShares Developed Real Estate Index Fund, Class K	49,078	$ 396,061
iShares ESG Aware MSCI EAFE ETF(b)	17,380	1,471,739
iShares ESG Aware MSCI EM ETF	19,280	677,885
iShares ESG Aware MSCI USA ETF	37,280	4,513,862
iShares ESG Aware MSCI USA Small-Cap ETF	13,412	502,145
iShares MSCI Canada ETF(b)	4,487	190,473
iShares MSCI EAFE Small-Cap ETF	3,642	242,193
iShares MSCI Emerging Markets Small-Cap ETF	1,999	114,303
		8,108,661
Fixed-Income Funds — 13.2%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	19,728	936,094
iShares TIPS Bond ETF	2,695	297,851
		1,233,945
Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)	314,305	314,431
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	18,560	18,560
		332,991
Total Investments — 103.4% (Cost: $8,400,675)		9,675,597
Liabilities in Excess of Other Assets — (3.4)%		(317,642)
Net Assets — 100.0%		$ 9,357,955

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,671,535	$ —	$ (1,356,053)(a)	$ (1,078)	$ 27	$ 314,431	314,305	$ 4,519 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,582	3,978 (a)	—	—	—	18,560	18,560	667	—
iShares Developed Real Estate Index Fund, Class K	298,232	94,712	(24,705)	(4,097)	31,919	396,061	49,078	(2,741)	(29,705)
iShares ESG Aware MSCI EAFE ETF	1,144,858	481,096	(245,931)	936	90,780	1,471,739	17,380	18,644	—
iShares ESG Aware MSCI EM ETF	505,450	235,137	(63,819)	(1,501)	2,618	677,885	19,280	10,302	—
iShares ESG Aware MSCI USA ETF	3,396,619	1,592,323	(303,921)	2,150	(173,309)	4,513,862	37,280	24,734	—
iShares ESG Aware MSCI USA Small-Cap ETF	396,121	193,879	(32,837)	(404)	(54,614)	502,145	13,412	3,309	—
iShares ESG Aware U.S. Aggregate Bond ETF	658,771	321,697	(49,463)	(8,611)	13,700	936,094	19,728	15,584	—
iShares MSCI Canada ETF	142,814	64,023	(23,585)	(562)	7,783	190,473	4,487	2,386	—
iShares MSCI EAFE Small-Cap ETF	182,955	75,642	(28,028)	(74)	11,698	242,193	3,642	4,498	—
iShares MSCI Emerging Markets Small-Cap ETF	86,706	45,615	(10,682)	(825)	(6,511)	114,303	1,999	2,243	—
iShares TIPS Bond ETF	209,905	96,011	(13,862)	(2,282)	8,079	297,851	2,695	2,768	—
				$ (16,348)	$ (67,830)	$ 9,675,597		$ 86,913	$ (29,705)

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
11

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock LifePath® ESG Index 2045 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 8,108,661	$ —	$ —	$ 8,108,661
Fixed-Income Funds	1,233,945	—	—	1,233,945
Money Market Funds	332,991	—	—	332,991
	$9,675,597	$—	$—	$9,675,597
See notes to financial statements.
12
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
BlackRock LifePath® ESG Index 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 94.5%
iShares Developed Real Estate Index Fund, Class K	50,573	$ 408,122
iShares ESG Aware MSCI EAFE ETF(b)	19,169	1,623,231
iShares ESG Aware MSCI EM ETF	21,262	747,572
iShares ESG Aware MSCI USA ETF	40,747	4,933,647
iShares ESG Aware MSCI USA Small-Cap ETF	14,712	550,817
iShares MSCI Canada ETF(b)	4,956	210,382
iShares MSCI EAFE Small-Cap ETF	4,027	267,796
iShares MSCI Emerging Markets Small-Cap ETF	2,214	126,597
		8,868,164
Fixed-Income Funds — 5.3%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	7,578	359,576
iShares TIPS Bond ETF	1,257	138,924
		498,500
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)	139,730	139,785
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	18,617	18,617
		158,402
Total Investments — 101.5% (Cost: $7,952,986)		9,525,066
Liabilities in Excess of Other Assets — (1.5)%		(140,761)
Net Assets — 100.0%		$ 9,384,305

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,062,270	$ —	$ (1,922,163)(a)	$ (306)	$ (16)	$ 139,785	139,730	$ 3,977 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	17,382	1,235 (a)	—	—	—	18,617	18,617	586	—
iShares Developed Real Estate Index Fund, Class K	345,941	70,123	(41,118)	(7,641)	40,817	408,122	50,573	(4,151)	(35,465)
iShares ESG Aware MSCI EAFE ETF	1,427,686	453,908	(357,946)	(560)	100,143	1,623,231	19,169	21,761	—
iShares ESG Aware MSCI EM ETF	630,834	227,374	(110,264)	(3,566)	3,194	747,572	21,262	12,024	—
iShares ESG Aware MSCI USA ETF	4,200,729	1,482,544	(583,808)	(21,222)	(144,596)	4,933,647	40,747	28,021	—
iShares ESG Aware MSCI USA Small-Cap ETF	491,544	186,401	(68,253)	(3,756)	(55,119)	550,817	14,712	3,776	—
iShares ESG Aware U.S. Aggregate Bond ETF	279,094	107,581	(28,887)	(3,408)	5,196	359,576	7,578	6,212	—
iShares MSCI Canada ETF	175,197	63,766	(36,892)	(1,145)	9,456	210,382	4,956	2,765	—
iShares MSCI EAFE Small-Cap ETF	228,773	70,056	(43,469)	(666)	13,102	267,796	4,027	5,230	—
iShares MSCI Emerging Markets Small-Cap ETF	108,705	39,174	(12,582)	(1,059)	(7,641)	126,597	2,214	2,619	—
iShares TIPS Bond ETF	106,360	41,072	(11,156)	(1,315)	3,963	138,924	1,257	1,320	—
				$ (44,644)	$ (31,501)	$ 9,525,066		$ 84,140	$ (35,465)

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock LifePath® ESG Index 2050 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 8,868,164	$ —	$ —	$ 8,868,164
Fixed-Income Funds	498,500	—	—	498,500
Money Market Funds	158,402	—	—	158,402
	$9,525,066	$—	$—	$9,525,066
See notes to financial statements.
14
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
BlackRock LifePath® ESG Index 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 98.3%
iShares Developed Real Estate Index Fund, Class K	35,237	$ 284,362
iShares ESG Aware MSCI EAFE ETF(b)	14,009	1,186,282
iShares ESG Aware MSCI EM ETF	15,519	545,648
iShares ESG Aware MSCI USA ETF	29,685	3,594,260
iShares ESG Aware MSCI USA Small-Cap ETF	10,751	402,517
iShares MSCI Canada ETF(b)	3,603	152,947
iShares MSCI EAFE Small-Cap ETF	2,933	195,044
iShares MSCI Emerging Markets Small-Cap ETF	1,604	91,717
		6,452,777
Fixed-Income Funds — 1.6%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	1,644	78,008
iShares TIPS Bond ETF	244	26,967
		104,975
Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)	388,106	388,261
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	8,431	8,431
		396,692
Total Investments — 105.9% (Cost: $5,919,440)		6,954,444
Liabilities in Excess of Other Assets — (5.9)%		(387,496)
Net Assets — 100.0%		$ 6,566,948

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,501,262	$ —	$ (1,112,659)(a)	$ (353)	$ 11	$ 388,261	388,106	$ 3,047 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	11,499	—	(3,068)(a)	—	—	8,431	8,431	569	—
iShares Developed Real Estate Index Fund, Class K	208,110	90,816	(33,564)	(5,101)	24,101	284,362	35,237	(1,229)	(21,428)
iShares ESG Aware MSCI EAFE ETF	895,730	475,261	(257,251)	821	71,721	1,186,282	14,009	15,357	—
iShares ESG Aware MSCI EM ETF	395,223	235,716	(84,413)	(2,438)	1,560	545,648	15,519	8,484	—
iShares ESG Aware MSCI USA ETF	2,626,779	1,538,800	(397,300)	(25,901)	(148,118)	3,594,260	29,685	20,446	—
iShares ESG Aware MSCI USA Small-Cap ETF	307,210	191,774	(45,209)	(4,626)	(46,632)	402,517	10,751	2,764	—
iShares ESG Aware U.S. Aggregate Bond ETF	52,534	31,382	(6,351)	(1,358)	1,801	78,008	1,644	1,319	—
iShares MSCI Canada ETF	109,660	65,730	(27,477)	(1,003)	6,037	152,947	3,603	1,928	—
iShares MSCI EAFE Small-Cap ETF	142,848	75,302	(31,908)	(257)	9,059	195,044	2,933	3,696	—
iShares MSCI Emerging Markets Small-Cap ETF	67,964	45,386	(15,251)	(1,314)	(5,068)	91,717	1,604	1,848	—
iShares TIPS Bond ETF	17,655	10,939	(2,156)	(371)	900	26,967	244	256	—
				$ (41,901)	$ (84,628)	$ 6,954,444		$ 58,485	$ (21,428)

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock LifePath® ESG Index 2055 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 6,452,777	$ —	$ —	$ 6,452,777
Fixed-Income Funds	104,975	—	—	104,975
Money Market Funds	396,692	—	—	396,692
	$6,954,444	$—	$—	$6,954,444
See notes to financial statements.
16
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
BlackRock LifePath® ESG Index 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 98.8%
iShares Developed Real Estate Index Fund, Class K	36,493	$ 294,498
iShares ESG Aware MSCI EAFE ETF(b)	14,587	1,235,227
iShares ESG Aware MSCI EM ETF(b)	16,107	566,322
iShares ESG Aware MSCI USA ETF	30,895	3,740,767
iShares ESG Aware MSCI USA Small-Cap ETF	11,195	419,141
iShares MSCI Canada ETF(b)	3,740	158,763
iShares MSCI EAFE Small-Cap ETF(b)	3,053	203,024
iShares MSCI Emerging Markets Small-Cap ETF	1,668	95,376
		6,713,118
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	1,243	58,980
iShares TIPS Bond ETF	111	12,268
		71,248
Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)	495,536	495,734
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	13,442	13,442
		509,176
Total Investments — 107.3% (Cost: $5,981,444)		7,293,542
Liabilities in Excess of Other Assets — (7.3)%		(496,195)
Net Assets — 100.0%		$ 6,797,347

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,489,689	$ —	$ (1,993,414)(a)	$ (512)	$ (29)	$ 495,734	495,536	$ 2,802 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	13,275	167 (a)	—	—	—	13,442	13,442	491	—
iShares Developed Real Estate Index Fund, Class K	263,253	25,734	(18,450)	(3,207)	27,168	294,498	36,493	(2,372)	(26,127)
iShares ESG Aware MSCI EAFE ETF	1,114,265	244,373	(200,406)	1,651	75,344	1,235,227	14,587	16,389	—
iShares ESG Aware MSCI EM ETF	491,350	133,365	(57,945)	(1,720)	1,272	566,322	16,107	9,039	—
iShares ESG Aware MSCI USA ETF	3,272,009	817,148	(215,708)	(11,063)	(121,619)	3,740,767	30,895	21,553	—
iShares ESG Aware MSCI USA Small-Cap ETF	381,648	109,017	(24,821)	(1,397)	(45,306)	419,141	11,195	2,920	—
iShares ESG Aware U.S. Aggregate Bond ETF	50,976	10,502	(2,819)	(582)	903	58,980	1,243	1,098	—
iShares MSCI Canada ETF	136,557	36,313	(20,555)	(522)	6,970	158,763	3,740	2,066	—
iShares MSCI EAFE Small-Cap ETF	176,673	38,824	(21,931)	(203)	9,661	203,024	3,053	3,904	—
iShares MSCI Emerging Markets Small-Cap ETF	83,203	29,110	(10,226)	(1,014)	(5,697)	95,376	1,668	1,920	—
iShares TIPS Bond ETF	9,748	2,479	(216)	(38)	295	12,268	111	121	—
				$ (18,607)	$ (51,038)	$ 7,293,542		$ 59,931	$ (26,127)

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock LifePath® ESG Index 2060 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 6,713,118	$ —	$ —	$ 6,713,118
Fixed-Income Funds	71,248	—	—	71,248
Money Market Funds	509,176	—	—	509,176
	$7,293,542	$—	$—	$7,293,542
See notes to financial statements.
18
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
BlackRock LifePath® ESG Index 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 98.9%
iShares Developed Real Estate Index Fund, Class K	24,226	$ 195,502
iShares ESG Aware MSCI EAFE ETF(b)	9,676	819,364
iShares ESG Aware MSCI EM ETF	10,702	376,282
iShares ESG Aware MSCI USA ETF	20,489	2,480,808
iShares ESG Aware MSCI USA Small-Cap ETF	7,425	277,992
iShares MSCI Canada ETF(b)	2,482	105,361
iShares MSCI EAFE Small-Cap ETF(b)	2,026	134,729
iShares MSCI Emerging Markets Small-Cap ETF	1,107	63,298
		4,453,336
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	985	46,738
Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)	174,319	174,389
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	8,992	8,992
		183,381
Total Investments — 104.0% (Cost: $3,735,500)		4,683,455
Liabilities in Excess of Other Assets — (4.0)%		(178,163)
Net Assets — 100.0%		$ 4,505,292

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,408,245	$ —	$ (1,233,668)(a)	$ (193)	$ 5	$ 174,389	174,319	$ 2,167 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	8,639	353 (a)	—	—	—	8,992	8,992	278	—
iShares Developed Real Estate Index Fund, Class K	174,961	16,670	(12,312)	(1,583)	17,766	195,502	24,226	(1,541)	(17,316)
iShares ESG Aware MSCI EAFE ETF	760,370	141,630	(133,725)	1,060	50,029	819,364	9,676	10,811	—
iShares ESG Aware MSCI EM ETF	335,686	78,091	(37,428)	(745)	678	376,282	10,702	5,967	—
iShares ESG Aware MSCI USA ETF	2,230,021	481,626	(148,725)	(406)	(81,708)	2,480,808	20,489	14,157	—
iShares ESG Aware MSCI USA Small-Cap ETF	260,888	65,056	(17,934)	106	(30,124)	277,992	7,425	1,918	—
iShares ESG Aware U.S. Aggregate Bond ETF	37,713	11,527	(2,824)	(576)	898	46,738	985	834	—
iShares MSCI Canada ETF	93,246	21,784	(13,986)	(302)	4,619	105,361	2,482	1,371	—
iShares MSCI EAFE Small-Cap ETF	121,209	21,435	(14,255)	(79)	6,419	134,729	2,026	2,584	—
iShares MSCI Emerging Markets Small-Cap ETF	57,517	16,890	(6,673)	(578)	(3,858)	63,298	1,107	1,282	—
iShares TIPS Bond ETF(c)	3,899	325	(4,154)	75	(145)	—	—	17	—
				$ (3,221)	$ (35,421)	$ 4,683,455		$ 39,845	$ (17,316)

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock LifePath® ESG Index 2065 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 4,453,336	$ —	$ —	$ 4,453,336
Fixed-Income Funds	46,738	—	—	46,738
Money Market Funds	183,381	—	—	183,381
	$4,683,455	$—	$—	$4,683,455
See notes to financial statements.
20
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
BlackRock LifePath® ESG Index 2070 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 100.0%
iShares Developed Real Estate Index Fund, Class K	10,469	$ 84,484
iShares ESG Aware MSCI EAFE ETF	4,178	353,793
iShares ESG Aware MSCI EM ETF	4,634	162,931
iShares ESG Aware MSCI USA ETF	8,842	1,070,589
iShares ESG Aware MSCI USA Small-Cap ETF	3,204	119,958
iShares MSCI Canada ETF(b)	1,075	45,634
iShares MSCI EAFE Small-Cap ETF	877	58,320
iShares MSCI Emerging Markets Small-Cap ETF	481	27,504
		1,923,213
Fixed-Income Funds — 1.1%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	431	20,451
Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)	67,571	67,598
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	2,219	2,219
		69,817
Total Investments — 104.7% (Cost: $2,080,127)		2,013,481
Liabilities in Excess of Other Assets — (4.7)%		(89,725)
Net Assets — 100.0%		$ 1,923,756

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 67,665 (a)	$ —	$ (74)	$ 7	$ 67,598	67,571	$ 522 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	3,764	—	(1,545)(a)	—	—	2,219	2,219	725	—
iShares Developed Real Estate Index Fund, Class K	83,013	7,878	(13,203)	(1,317)	8,113	84,484	10,469	(254)	(8,125)
iShares ESG Aware MSCI EAFE ETF	365,128	23,690	(56,978)	(1,987)	23,940	353,793	4,178	4,828	—
iShares ESG Aware MSCI EM ETF	161,269	15,850	(14,008)	(657)	477	162,931	4,634	2,668	—
iShares ESG Aware MSCI USA ETF	1,070,774	82,345	(53,585)	1,691	(30,636)	1,070,589	8,842	6,251	—
iShares ESG Aware MSCI USA Small-Cap ETF	127,230	13,142	(8,618)	504	(12,300)	119,958	3,204	840	—
iShares ESG Aware U.S. Aggregate Bond ETF	19,871	1,128	(655)	(27)	134	20,451	431	394	—
iShares MSCI Canada ETF	43,433	5,677	(5,535)	(57)	2,116	45,634	1,075	592	—
iShares MSCI EAFE Small-Cap ETF	58,320	3,405	(6,147)	(275)	3,017	58,320	877	1,164	—
iShares MSCI Emerging Markets Small-Cap ETF	27,898	3,535	(1,926)	(239)	(1,764)	27,504	481	582	—
				$ (2,438)	$ (6,896)	$ 2,013,481		$ 18,312	$ (8,125)

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock LifePath® ESG Index 2070 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 1,923,213	$ —	$ —	$ 1,923,213
Fixed-Income Funds	20,451	—	—	20,451
Money Market Funds	69,817	—	—	69,817
	$2,013,481	$—	$—	$2,013,481
See notes to financial statements.
22
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
April 30, 2025

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund	BlackRock LifePath® ESG Index 2040 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 8,930,775	$ 7,315,348	$ 6,234,413	$ 12,640,698
Receivables:
Investments sold	39,132	10,922	28,229	74,329
Securities lending income — affiliated	842	582	439	1,459
Capital shares sold	2,749	4,432	1,416	4,661
Dividends — affiliated	39	72	2	96
From the Administrator	1,923	1,446	1,569	766
From the Manager	515	492	487	1,182
Total assets	8,975,975	7,333,294	6,266,555	12,723,191
LIABILITIES
Collateral on securities loaned	1,773,452	1,001,773	709,360	515,323
Payables:
Investments purchased	39,373	11,022	28,430	74,779
Trustees’ and Officer’s fees	1,783	1,094	1,088	1,168
Professional fees	2,781	6,947	6,952	6,945
Service fees	123	272	101	86
Total liabilities	1,817,512	1,021,108	745,931	598,301
Commitments and contingent liabilities
NET ASSETS	$ 7,158,463	$ 6,312,186	$ 5,520,624	$ 12,124,890
NET ASSETS CONSIST OF
Paid-in capital	$ 6,814,437	$ 5,688,374	$ 4,984,686	$ 10,971,478
Accumulated earnings	344,026	623,812	535,938	1,153,412
NET ASSETS	$ 7,158,463	$ 6,312,186	$ 5,520,624	$ 12,124,890
NET ASSET VALUE
Institutional
Net assets	$ 210,605	$ 119,880	$ 157,213	$ 435,659
Shares outstanding	20,255	10,622	12,987	34,293
Net asset value	$ 10.40	$ 11.29	$ 12.11	$ 12.70
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 552,131	$ 1,451,236	$ 551,015	$ 457,192
Shares outstanding	53,264	128,832	45,599	36,027
Net asset value	$ 10.37	$ 11.26	$ 12.08	$ 12.69
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 6,395,727	$ 4,741,070	$ 4,812,396	$ 11,232,039
Shares outstanding	614,976	419,988	397,611	884,230
Net asset value	$ 10.40	$ 11.29	$ 12.10	$ 12.70
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
(a) Investments, at cost—affiliated	$8,202,652	$6,491,023	$5,608,939	$11,289,621
(b) Securities loaned, at value	$1,734,556	$979,062	$693,426	$503,863
See notes to financial statements.
Statements of Assets and Liabilities
23

Statements of Assets and Liabilities (unaudited) (continued)
April 30, 2025

	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund	BlackRock LifePath® ESG Index 2060 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 9,675,597	$ 9,525,066	$ 6,954,444	$ 7,293,542
Receivables:
Investments sold	66,924	68,443	46,597	44,339
Securities lending income — affiliated	1,203	1,224	513	527
Capital shares sold	1,506	4,232	5,579	4,690
Dividends — affiliated	523	4	1,040	872
From the Administrator	1,080	1,105	1,446	1,370
From the Manager	973	1,028	746	770
Total assets	9,747,806	9,601,102	7,010,365	7,346,110
LIABILITIES
Collateral on securities loaned	314,407	139,707	388,457	495,752
Payables:
Investments purchased	67,336	68,815	46,849	44,606
Capital shares redeemed	—	—	—	76
Trustees’ and Officer’s fees	1,082	1,169	1,109	1,098
Professional fees	6,733	6,947	6,952	6,949
Service fees	293	159	50	282
Total liabilities	389,851	216,797	443,417	548,763
Commitments and contingent liabilities
NET ASSETS	$ 9,357,955	$ 9,384,305	$ 6,566,948	$ 6,797,347
NET ASSETS CONSIST OF
Paid-in capital	$ 8,179,732	$ 7,936,023	$ 5,618,045	$ 5,559,683
Accumulated earnings	1,178,223	1,448,282	948,903	1,237,664
NET ASSETS	$ 9,357,955	$ 9,384,305	$ 6,566,948	$ 6,797,347
NET ASSET VALUE
Institutional
Net assets	$ 192,469	$ 215,629	$ 278,207	$ 377,432
Shares outstanding	14,213	15,572	19,973	27,012
Net asset value	$ 13.54	$ 13.85	$ 13.93	$ 13.97
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 1,562,980	$ 898,062	$ 271,240	$ 1,466,108
Shares outstanding	115,724	64,985	19,500	105,172
Net asset value	$ 13.51	$ 13.82	$ 13.91	$ 13.94
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 7,602,506	$ 8,270,614	$ 6,017,501	$ 4,953,807
Shares outstanding	561,391	597,304	432,035	354,366
Net asset value	$ 13.54	$ 13.85	$ 13.93	$ 13.98
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
(a) Investments, at cost—affiliated	$8,400,675	$7,952,986	$5,919,440	$5,981,444
(b) Securities loaned, at value	$307,357	$136,638	$379,279	$484,160
See notes to financial statements.
24
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
April 30, 2025

	BlackRock LifePath® ESG Index 2065 Fund	BlackRock LifePath® ESG Index 2070 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 4,683,455	$ 2,013,481
Receivables:
Investments sold	29,804	14,602
Securities lending income — affiliated	551	61
Capital shares sold	1,072	—
Dividends — affiliated	509	12
From the Administrator	1,671	1,543
From the Manager	505	220
Total assets	4,717,567	2,029,919
LIABILITIES
Collateral on securities loaned	174,043	67,666
Payables:
Investments purchased	29,983	14,708
Trustees’ and Officer’s fees	1,092	1,622
Professional fees	6,948	22,149
Service fees	209	18
Total liabilities	212,275	106,163
Commitments and contingent liabilities
NET ASSETS	$ 4,505,292	$ 1,923,756
NET ASSETS CONSIST OF
Paid-in capital	$ 3,596,852	$ 2,000,000
Accumulated earnings (loss)	908,440	(76,244)
NET ASSETS	$ 4,505,292	$ 1,923,756
NET ASSET VALUE
Institutional
Net assets	$ 149,894	$ 96,177
Shares outstanding	10,830	10,000
Net asset value	$ 13.84	$ 9.62
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor A
Net assets	$ 1,099,094	$ 96,098
Shares outstanding	79,581	10,000
Net asset value	$ 13.81	$ 9.61
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class K
Net assets	$ 3,256,304	$ 1,731,481
Shares outstanding	235,255	180,000
Net asset value	$ 13.84	$ 9.62
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
(a) Investments, at cost—affiliated	$3,735,500	$2,080,127
(b) Securities loaned, at value	$169,665	$66,085
See notes to financial statements.
Statements of Assets and Liabilities
25

Statements of Operations (unaudited)
Six Months Ended April 30, 2025

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund	BlackRock LifePath® ESG Index 2040 Fund
INVESTMENT INCOME
Dividends — affiliated	$110,103	$78,404	$58,208	$127,892
Securities lending income — affiliated — net	2,984	2,204	2,178	5,370
Total investment income	113,087	80,608	60,386	133,262
EXPENSES
Professional	6,498	8,228	8,228	8,228
Administration — class specific	6,011	4,872	3,835	9,128
Trustees and Officer	3,788	4,043	4,043	4,139
Investment advisory	1,911	1,496	1,235	2,974
Service — class specific	1,130	1,773	445	508
Miscellaneous	115	58	59	57
Total expenses	19,453	20,470	17,845	25,034
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(15,550)	(16,798)	(16,296)	(22,670)
Total expenses after fees waived and/or reimbursed	3,903	3,672	1,549	2,364
Net investment income	109,184	76,936	58,837	130,898
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(200,031)	9,079	(38,268)	(42,320)
Capital gain distributions from underlying funds — affiliated	(16,847)	(16,547)	(12,662)	(37,924)
	(216,878)	(7,468)	(50,930)	(80,244)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	181,393	(4,565)	1,855	(86,356)
	181,393	(4,565)	1,855	(86,356)
Net realized and unrealized loss	(35,485)	(12,033)	(49,075)	(166,600)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$73,699	$64,903	$9,762	$(35,702)
See notes to financial statements.
26
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited) (continued)
Six Months Ended April 30, 2025

	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund	BlackRock LifePath® ESG Index 2060 Fund
INVESTMENT INCOME
Dividends — affiliated	$82,394	$80,163	$55,438	$57,129
Securities lending income — affiliated — net	4,519	3,977	3,047	2,802
Total investment income	86,913	84,140	58,485	59,931
EXPENSES
Professional	8,228	8,228	8,228	8,228
Administration — class specific	6,717	6,940	4,722	5,455
Trustees and Officer	4,043	4,139	4,043	4,043
Investment advisory	2,124	2,226	1,533	1,661
Service — class specific	1,493	1,055	329	1,893
Miscellaneous	55	58	56	58
Total expenses	22,660	22,646	18,911	21,338
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(20,038)	(20,806)	(18,171)	(18,676)
Total expenses after fees waived and/or reimbursed	2,622	1,840	740	2,662
Net investment income	84,291	82,300	57,745	57,269
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — affiliated	(16,348)	(44,644)	(41,901)	(18,607)
Capital gain distributions from underlying funds — affiliated	(29,705)	(35,465)	(21,428)	(26,127)
	(46,053)	(80,109)	(63,329)	(44,734)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(67,830)	(31,501)	(84,628)	(51,038)
	(67,830)	(31,501)	(84,628)	(51,038)
Net realized and unrealized loss	(113,883)	(111,610)	(147,957)	(95,772)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(29,592)	$(29,310)	$(90,212)	$(38,503)
See notes to financial statements.
Statements of Operations
27

Statements of Operations (unaudited) (continued)
Six Months Ended April 30, 2025

	BlackRock LifePath® ESG Index 2065 Fund	BlackRock LifePath® ESG Index 2070 Fund
INVESTMENT INCOME
Dividends — affiliated	$37,678	$17,790
Securities lending income — affiliated — net	2,167	522
Total investment income	39,845	18,312
EXPENSES
Professional	8,228	7,829
Trustees and Officer	4,043	5,324
Administration — class specific	3,600	1,509
Service — class specific	1,379	122
Investment advisory	1,096	487
Miscellaneous	56	56
Total expenses	18,402	15,327
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(16,499)	(15,043)
Total expenses after fees waived and/or reimbursed	1,903	284
Net investment income	37,942	18,028
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — affiliated	(3,221)	(2,438)
Capital gain distributions from underlying funds — affiliated	(17,316)	(8,125)
	(20,537)	(10,563)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(35,421)	(6,896)
	(35,421)	(6,896)
Net realized and unrealized loss	(55,958)	(17,459)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,016)	$569
See notes to financial statements.
28
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock LifePath® ESG Index Retirement Fund		BlackRock LifePath® ESG Index 2030 Fund
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$109,184	$105,181	$76,936	$165,077
Net realized gain (loss)	(216,878)	8,583	(7,468)	32,743
Net change in unrealized appreciation (depreciation)	181,393	365,578	(4,565)	977,186
Net increase in net assets resulting from operations	73,699	479,342	64,903	1,175,006
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,946)	(2,757)	(6,871)	(1,114)
Investor A	(12,847)	(10,412)	(74,855)	(12,649)
Class K	(95,104)	(85,805)	(236,194)	(44,380)
Decrease in net assets resulting from distributions to shareholders	(110,897)	(98,974)	(317,920)	(58,143)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(388,387)	4,293,917	569,656	(390,704)
NET ASSETS
Total increase (decrease) in net assets	(425,585)	4,674,285	316,639	726,159
Beginning of period	7,584,048	2,909,763	5,995,547	5,269,388
End of period	$7,158,463	$7,584,048	$6,312,186	$5,995,547

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
29

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2035 Fund		BlackRock LifePath® ESG Index 2040 Fund
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$58,837	$94,889	$130,898	$215,329
Net realized gain (loss)	(50,930)	11,049	(80,244)	249,485
Net change in unrealized appreciation (depreciation)	1,855	664,420	(86,356)	1,512,673
Net increase (decrease) in net assets resulting from operations	9,762	770,358	(35,702)	1,977,487
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(4,353)	(3,369)	(19,649)	(3,022)
Investor A	(7,963)	(2,908)	(16,843)	(2,751)
Class K	(131,648)	(39,920)	(556,276)	(64,614)
Decrease in net assets resulting from distributions to shareholders	(143,964)	(46,197)	(592,768)	(70,387)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,585,077	198,079	2,600,645	1,488,232
NET ASSETS
Total increase in net assets	1,450,875	922,240	1,972,175	3,395,332
Beginning of period	4,069,749	3,147,509	10,152,715	6,757,383
End of period	$5,520,624	$4,069,749	$12,124,890	$10,152,715

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
30
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2045 Fund		BlackRock LifePath® ESG Index 2050 Fund
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$84,291	$135,588	$82,300	$145,704
Net realized gain (loss)	(46,053)	50,481	(80,109)	50,682
Net change in unrealized appreciation (depreciation)	(67,830)	1,244,365	(31,501)	1,475,702
Net increase (decrease) in net assets resulting from operations	(29,592)	1,430,434	(29,310)	1,672,088
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(4,451)	(1,300)	(4,998)	(1,320)
Investor A	(24,918)	(8,290)	(18,119)	(8,100)
Class K	(180,876)	(33,855)	(202,357)	(39,423)
Decrease in net assets resulting from distributions to shareholders	(210,245)	(43,445)	(225,474)	(48,843)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,577,337	1,497,967	1,644,607	1,694,223
NET ASSETS
Total increase in net assets	2,337,500	2,884,956	1,389,823	3,317,468
Beginning of period	7,020,455	4,135,499	7,994,482	4,677,014
End of period	$9,357,955	$7,020,455	$9,384,305	$7,994,482

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
31

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2055 Fund		BlackRock LifePath® ESG Index 2060 Fund
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$57,745	$88,023	$57,269	$108,113
Net realized gain (loss)	(63,329)	32,579	(44,734)	41,928
Net change in unrealized appreciation (depreciation)	(84,628)	954,540	(51,038)	1,193,872
Net increase (decrease) in net assets resulting from operations	(90,212)	1,075,142	(38,503)	1,343,913
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(5,122)	(1,607)	(8,569)	(2,070)
Investor A	(5,310)	(1,745)	(32,062)	(10,426)
Class K	(136,620)	(28,037)	(116,592)	(27,225)
Decrease in net assets resulting from distributions to shareholders	(147,052)	(31,389)	(157,223)	(39,721)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,985,165	684,937	914,950	938,853
NET ASSETS
Total increase in net assets	1,747,901	1,728,690	719,224	2,243,045
Beginning of period	4,819,047	3,090,357	6,078,123	3,835,078
End of period	$6,566,948	$4,819,047	$6,797,347	$6,078,123

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
32
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2065 Fund		BlackRock LifePath® ESG Index 2070 Fund
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Period from 09/24/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$37,942	$73,210	$18,028	$6,844
Net realized gain (loss)	(20,537)	26,512	(10,563)	11,032
Net change in unrealized appreciation (depreciation)	(35,421)	820,538	(6,896)	(59,750)
Net increase (decrease) in net assets resulting from operations	(18,016)	920,260	569	(41,874)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(3,764)	(1,705)	(1,738)	—
Investor A	(25,317)	(8,760)	(1,671)	—
Class K	(82,518)	(31,915)	(31,530)	—
Decrease in net assets resulting from distributions to shareholders	(111,599)	(42,380)	(34,939)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	566,366	512,874	—	2,000,000
NET ASSETS
Total increase (decrease) in net assets	436,751	1,390,754	(34,370)	1,958,126
Beginning of period	4,068,541	2,677,787	1,958,126	—
End of period	$4,505,292	$4,068,541	$1,923,756	$1,958,126

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
33

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund
	Institutional
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.39	$9.00	$8.89	$11.11	$9.79	$10.00
Net investment income(b)	0.14	0.29	0.25	0.22	0.17	0.02
Net realized and unrealized gain (loss)	0.01	1.38	0.09	(2.09)	1.32	(0.22)
Net increase (decrease) from investment operations	0.15	1.67	0.34	(1.87)	1.49	(0.20)
Distributions(c)
From net investment income	(0.10)	(0.28)	(0.23)	(0.21)	(0.17)	(0.01)
From net realized gain	(0.04)	—	—	(0.14)	(0.00)(d)	—
Total distributions	(0.14)	(0.28)	(0.23)	(0.35)	(0.17)	(0.01)
Net asset value, end of period	$10.40	$10.39	$9.00	$8.89	$11.11	$9.79
Total Return(e)
Based on net asset value	1.51%(f)	18.55%	3.78%	(17.14)%	15.30%	(1.97)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.52%(h)	4.90%(i)	1.19%	1.31%	1.35%	1.98%(h)(j)
Total expenses after fees waived and/or reimbursed	0.12%(h)	0.11%	0.11%	0.11%	0.12%	0.05%(h)
Net investment income	2.81%(h)	2.82%	2.64%	2.21%	1.57%	1.17%(h)
Supplemental Data
Net assets, end of period (000)	$211	$210	$90	$89	$111	$98
Portfolio turnover rate	14%	11%	12%	17%	11%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses would have been 0.86% respectively.
(j)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.
34
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund (continued)
	Investor A
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.37	$9.00	$8.89	$11.11	$9.79	$10.00
Net investment income(b)	0.14	0.24	0.22	0.20	0.14	0.02
Net realized and unrealized gain (loss)	0.00 (c)	1.40	0.10	(2.09)	1.32	(0.22)
Net increase (decrease) from investment operations	0.14	1.64	0.32	(1.89)	1.46	(0.20)
Distributions(d)
From net investment income	(0.10)	(0.27)	(0.21)	(0.19)	(0.14)	(0.01)
From net realized gain	(0.04)	—	—	(0.14)	(0.00)(e)	—
Total distributions	(0.14)	(0.27)	(0.21)	(0.33)	(0.14)	(0.01)
Net asset value, end of period	$10.37	$10.37	$9.00	$8.89	$11.11	$9.79
Total Return(f)
Based on net asset value	1.35%(g)	18.30%	3.50%	(17.34)%	15.02%	(2.00)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.76%(i)	5.05%(j)	1.44%	1.57%	1.60%	2.22%(i)(k)
Total expenses after fees waived and/or reimbursed	0.37%(i)	0.36%	0.36%	0.36%	0.37%	0.29%(i)
Net investment income	2.69%(i)	2.38%	2.39%	1.98%	1.32%	0.94%(i)
Supplemental Data
Net assets, end of period (000)	$552	$960	$134	$148	$129	$98
Portfolio turnover rate	14%	11%	12%	17%	11%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Amount is greater than $(0.005) per share.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses would have been 1.03% respectively.
(k)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.
Financial Highlights
35

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund (continued)
	Class K
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.39	$9.00	$8.89	$11.11	$9.79	$10.00
Net investment income(b)	0.15	0.29	0.26	0.23	0.17	0.02
Net realized and unrealized gain (loss)	0.00 (c)	1.38	0.09	(2.09)	1.32	(0.22)
Net increase (decrease) from investment operations	0.15	1.67	0.35	(1.86)	1.49	(0.20)
Distributions(d)
From net investment income	(0.10)	(0.28)	(0.24)	(0.22)	(0.17)	(0.01)
From net realized gain	(0.04)	—	—	(0.14)	(0.00)(e)	—
Total distributions	(0.14)	(0.28)	(0.24)	(0.36)	(0.17)	(0.01)
Net asset value, end of period	$10.40	$10.39	$9.00	$8.89	$11.11	$9.79
Total Return(f)
Based on net asset value	1.52%(g)	18.60%	3.84%	(17.10)%	15.35%	(1.96)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	4.85%(j)	1.10%	1.26%	1.30%	1.93%(i)(k)
Total expenses after fees waived and/or reimbursed	0.07%(i)	0.06%	0.06%	0.06%	0.07%	— %(i)
Net investment income	2.88%(i)	2.87%	2.76%	2.26%	1.62%	1.23%(i)
Supplemental Data
Net assets, end of period (000)	$6,396	$6,414	$2,686	$1,615	$2,000	$1,763
Portfolio turnover rate	14%	11%	12%	17%	11%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Amount is greater than $(0.005) per share.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses would have been 0.81% respectively.
(k)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
36
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund
	Institutional
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$11.80	$9.78	$9.48	$11.92	$9.73	$10.00
Net investment income(b)	0.15	0.31	0.24	0.25	0.17	0.02
Net realized and unrealized gain (loss)	(0.01)	1.81	0.28	(2.39)	2.19	(0.27)
Net increase (decrease) from investment operations	0.14	2.12	0.52	(2.14)	2.36	(0.25)
Distributions(c)
From net investment income	(0.35)	(0.10)	(0.22)	(0.24)	(0.17)	(0.02)
From net realized gain	(0.30)	—	—	(0.06)	(0.00)(d)	—
Total distributions	(0.65)	(0.10)	(0.22)	(0.30)	(0.17)	(0.02)
Net asset value, end of period	$11.29	$11.80	$9.78	$9.48	$11.92	$9.73
Total Return(e)
Based on net asset value	1.18%(f)	21.83%	5.48%	(18.24)%	24.34%	(2.55)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.66%(h)	0.61%	0.92%	0.92%	1.05%	1.98%(h)(i)
Total expenses after fees waived and/or reimbursed	0.10%(h)	0.10%	0.09%	0.09%	0.08%	0.05%(h)
Net investment income	2.60%(h)	2.73%	2.40%	2.32%	1.47%	1.10%(h)
Supplemental Data
Net assets, end of period (000)	$120	$125	$104	$101	$253	$97
Portfolio turnover rate	20%	50%	31%	16%	11%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.
Financial Highlights
37

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund (continued)
	Investor A
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$11.77	$9.77	$9.47	$11.91	$9.72	$10.00
Net investment income(b)	0.13	0.28	0.21	0.21	0.15	0.02
Net realized and unrealized gain (loss)	(0.02)	1.82	0.28	(2.38)	2.19	(0.29)
Net increase (decrease) from investment operations	0.11	2.10	0.49	(2.17)	2.34	(0.27)
Distributions(c)
From net investment income	(0.32)	(0.10)	(0.19)	(0.21)	(0.15)	(0.01)
From net realized gain	(0.30)	—	—	(0.06)	(0.00)(d)	—
Total distributions	(0.62)	(0.10)	(0.19)	(0.27)	(0.15)	(0.01)
Net asset value, end of period	$11.26	$11.77	$9.77	$9.47	$11.91	$9.72
Total Return(e)
Based on net asset value	0.95%(f)	21.59%	5.16%	(18.44)%	24.17%	(2.68)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.91%(h)	0.86%	1.17%	1.19%	1.25%	2.23%(h)(i)
Total expenses after fees waived and/or reimbursed	0.35%(h)	0.35%	0.34%	0.34%	0.33%	0.30%(h)
Net investment income	2.34%(h)	2.49%	2.08%	2.01%	1.31%	0.85%(h)
Supplemental Data
Net assets, end of period (000)	$1,451	$1,414	$1,109	$1,018	$1,246	$97
Portfolio turnover rate	20%	50%	31%	16%	11%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.
38
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund (continued)
	Class K
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$11.80	$9.78	$9.48	$11.92	$9.73	$10.00
Net investment income(b)	0.15	0.30	0.25	0.25	0.18	0.02
Net realized and unrealized gain (loss)	(0.01)	1.83	0.28	(2.39)	2.18	(0.27)
Net increase (decrease) from investment operations	0.14	2.13	0.53	(2.14)	2.36	(0.25)
Distributions(c)
From net investment income	(0.35)	(0.11)	(0.23)	(0.24)	(0.17)	(0.02)
From net realized gain	(0.30)	—	—	(0.06)	(0.00)(d)	—
Total distributions	(0.65)	(0.11)	(0.23)	(0.30)	(0.17)	(0.02)
Net asset value, end of period	$11.29	$11.80	$9.78	$9.48	$11.92	$9.73
Total Return(e)
Based on net asset value	1.21%(f)	21.84%	5.55%	(18.18)%	24.40%	(2.55)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.61%(h)	0.56%	0.86%	0.89%	1.01%	1.93%(h)(i)
Total expenses after fees waived and/or reimbursed	0.05%(h)	0.05%	0.04%	0.04%	0.04%	— %(h)
Net investment income	2.64%(h)	2.72%	2.50%	2.31%	1.60%	1.16%(h)
Supplemental Data
Net assets, end of period (000)	$4,741	$4,456	$4,057	$1,756	$2,146	$1,751
Portfolio turnover rate	20%	50%	31%	16%	11%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
Financial Highlights
39

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund
	Institutional
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$12.32	$10.02	$9.67	$12.34	$9.69	$10.00
Net investment income(b)	0.14	0.30	0.24	0.26	0.20	0.02
Net realized and unrealized gain (loss)	(0.02)	2.15	0.37	(2.53)	2.65	(0.31)
Net increase (decrease) from investment operations	0.12	2.45	0.61	(2.27)	2.85	(0.29)
Distributions(c)
From net investment income	(0.24)	(0.11)	(0.23)	(0.25)	(0.20)	(0.02)
From net realized gain	(0.09)	(0.04)	(0.03)	(0.15)	(0.00)(d)	—
Total distributions	(0.33)	(0.15)	(0.26)	(0.40)	(0.20)	(0.02)
Net asset value, end of period	$12.11	$12.32	$10.02	$9.67	$12.34	$9.69
Total Return(e)
Based on net asset value	0.98%(f)	24.57%	6.32%	(18.79)%	29.53%	(2.94)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.75%(h)	0.86%	1.02%	1.17%	1.26%	1.98%(h)(i)
Total expenses after fees waived and/or reimbursed	0.09%(h)	0.09%	0.08%	0.08%	0.07%	0.05%(h)
Net investment income	2.34%(h)	2.59%	2.29%	2.37%	1.70%	1.10%(h)
Supplemental Data
Net assets, end of period (000)	$157	$161	$232	$117	$148	$97
Portfolio turnover rate	10%	17%	14%	12%	11%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.
40
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund (continued)
	Investor A
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$12.29	$10.02	$9.66	$12.34	$9.69	$10.00
Net investment income(b)	0.11	0.27	0.21	0.23	0.17	0.02
Net realized and unrealized gain (loss)	(0.01)	2.14	0.39	(2.53)	2.65	(0.32)
Net increase (decrease) from investment operations	0.10	2.41	0.60	(2.30)	2.82	(0.30)
Distributions(c)
From net investment income	(0.22)	(0.10)	(0.21)	(0.23)	(0.17)	(0.01)
From net realized gain	(0.09)	(0.04)	(0.03)	(0.15)	(0.00)(d)	—
Total distributions	(0.31)	(0.14)	(0.24)	(0.38)	(0.17)	(0.01)
Net asset value, end of period	$12.08	$12.29	$10.02	$9.66	$12.34	$9.69
Total Return(e)
Based on net asset value	0.79%(f)	24.19%	6.16%	(19.07)%	29.24%	(2.97)%(f)
Ratios to Average Net Assets(g)
Total expenses	1.00%(h)	1.10%	1.27%	1.42%	1.50%	2.23%(h)(i)
Total expenses after fees waived and/or reimbursed	0.34%(h)	0.34%	0.33%	0.33%	0.32%	0.30%(h)
Net investment income	1.88%(h)	2.28%	2.07%	2.14%	1.47%	0.85%(h)
Supplemental Data
Net assets, end of period (000)	$551	$311	$209	$167	$161	$97
Portfolio turnover rate	10%	17%	14%	12%	11%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.
Financial Highlights
41

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund (continued)
	Class K
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$12.33	$10.02	$9.67	$12.34	$9.69	$10.00
Net investment income(b)	0.15	0.30	0.25	0.26	0.20	0.02
Net realized and unrealized gain (loss)	(0.04)	2.16	0.37	(2.52)	2.65	(0.31)
Net increase (decrease) from investment operations	0.11	2.46	0.62	(2.26)	2.85	(0.29)
Distributions(c)
From net investment income	(0.25)	(0.11)	(0.24)	(0.26)	(0.20)	(0.02)
From net realized gain	(0.09)	(0.04)	(0.03)	(0.15)	(0.00)(d)	—
Total distributions	(0.34)	(0.15)	(0.27)	(0.41)	(0.20)	(0.02)
Net asset value, end of period	$12.10	$12.33	$10.02	$9.67	$12.34	$9.69
Total Return(e)
Based on net asset value	0.91%(f)	24.68%	6.36%	(18.74)%	29.59%	(2.94)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.70%(h)	0.81%	0.97%	1.12%	1.22%	1.93%(h)(i)
Total expenses after fees waived and/or reimbursed	0.04%(h)	0.04%	0.03%	0.03%	0.02%	— %(h)
Net investment income	2.42%(h)	2.59%	2.37%	2.43%	1.75%	1.16%(h)
Supplemental Data
Net assets, end of period (000)	$4,812	$3,597	$2,706	$2,049	$2,222	$1,744
Portfolio turnover rate	10%	17%	14%	12%	11%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
42
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund
	Institutional
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$13.24	$10.50	$9.91	$12.73	$9.65	$10.00
Net investment income(b)	0.13	0.30	0.24	0.26	0.19	0.02
Net realized and unrealized gain (loss)	(0.05)	2.55	0.57	(2.70)	3.09	(0.35)
Net increase (decrease) from investment operations	0.08	2.85	0.81	(2.44)	3.28	(0.33)
Distributions(c)
From net investment income	(0.26)	(0.11)	(0.22)	(0.26)	(0.20)	(0.02)
From net realized gain	(0.36)	—	—	(0.12)	(0.00)(d)	—
Total distributions	(0.62)	(0.11)	(0.22)	(0.38)	(0.20)	(0.02)
Net asset value, end of period	$12.70	$13.24	$10.50	$9.91	$12.73	$9.65
Total Return(e)
Based on net asset value	0.55%(f)	27.24%	8.15%	(19.53)%	34.16%	(3.34)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.46%(h)	0.50%	0.85%	1.08%	1.20%	1.98%(h)(i)
Total expenses after fees waived and/or reimbursed	0.08%(h)	0.08%	0.07%	0.06%	0.06%	0.05%(h)
Net investment income	2.10%(h)	2.38%	2.23%	2.36%	1.60%	1.06%(h)
Supplemental Data
Net assets, end of period (000)	$436	$417	$296	$264	$305	$97
Portfolio turnover rate	11%	55%	22%	13%	10%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.
Financial Highlights
43

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund (continued)
	Investor A
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$13.21	$10.49	$9.91	$12.73	$9.65	$10.00
Net investment income(b)	0.11	0.27	0.21	0.23	0.17	0.02
Net realized and unrealized gain (loss)	(0.04)	2.55	0.57	(2.70)	3.08	(0.36)
Net increase (decrease) from investment operations	0.07	2.82	0.78	(2.47)	3.25	(0.34)
Distributions(c)
From net investment income	(0.23)	(0.10)	(0.20)	(0.23)	(0.17)	(0.01)
From net realized gain	(0.36)	—	—	(0.12)	(0.00)(d)	—
Total distributions	(0.59)	(0.10)	(0.20)	(0.35)	(0.17)	(0.01)
Net asset value, end of period	$12.69	$13.21	$10.49	$9.91	$12.73	$9.65
Total Return(e)
Based on net asset value	0.46%(f)	27.01%	7.78%	(19.73)%	33.83%	(3.36)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.71%(h)	0.75%	1.10%	1.32%	1.48%	2.24%(h)(i)
Total expenses after fees waived and/or reimbursed	0.33%(h)	0.33%	0.32%	0.31%	0.31%	0.30%(h)
Net investment income	1.80%(h)	2.14%	1.98%	2.07%	1.43%	0.81%(h)
Supplemental Data
Net assets, end of period (000)	$457	$372	$248	$233	$180	$116
Portfolio turnover rate	11%	55%	22%	13%	10%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.93%.
See notes to financial statements.
44
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund (continued)
	Class K
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$13.24	$10.50	$9.91	$12.73	$9.65	$10.00
Net investment income(b)	0.14	0.30	0.26	0.27	0.21	0.02
Net realized and unrealized gain (loss)	(0.05)	2.55	0.56	(2.70)	3.07	(0.35)
Net increase (decrease) from investment operations	0.09	2.85	0.82	(2.43)	3.28	(0.33)
Distributions(c)
From net investment income	(0.27)	(0.11)	(0.23)	(0.27)	(0.20)	(0.02)
From net realized gain	(0.36)	—	—	(0.12)	(0.00)(d)	—
Total distributions	(0.63)	(0.11)	(0.23)	(0.39)	(0.20)	(0.02)
Net asset value, end of period	$12.70	$13.24	$10.50	$9.91	$12.73	$9.65
Total Return(e)
Based on net asset value	0.62%(f)	27.26%	8.22%	(19.49)%	34.20%	(3.33)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.41%(h)	0.45%	0.77%	1.02%	1.18%	1.93%(h)(i)
Total expenses after fees waived and/or reimbursed	0.03%(h)	0.03%	0.02%	0.01%	0.01%	— %(h)
Net investment income	2.22%(h)	2.40%	2.38%	2.44%	1.74%	1.11%(h)
Supplemental Data
Net assets, end of period (000)	$11,232	$9,364	$6,213	$2,254	$2,292	$1,737
Portfolio turnover rate	11%	55%	22%	13%	10%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
Financial Highlights
45

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund
	Institutional
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$13.80	$10.75	$10.13	$13.06	$9.62	$10.00
Net investment income(b)	0.13	0.29	0.23	0.27	0.21	0.02
Net realized and unrealized gain (loss)	(0.06)	2.87	0.61	(2.85)	3.43	(0.38)
Net increase (decrease) from investment operations	0.07	3.16	0.84	(2.58)	3.64	(0.36)
Distributions(c)
From net investment income	(0.25)	(0.11)	(0.22)	(0.27)	(0.20)	(0.02)
From net realized gain	(0.08)	—	—	(0.08)	—	—
Total distributions	(0.33)	(0.11)	(0.22)	(0.35)	(0.20)	(0.02)
Net asset value, end of period	$13.54	$13.80	$10.75	$10.13	$13.06	$9.62
Total Return(d)
Based on net asset value	0.45%(e)	29.51%	8.29%	(20.08)%	38.08%	(3.63)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.54%(g)	0.61%	0.81%	0.99%	1.21%	1.98%(g)(h)
Total expenses after fees waived and/or reimbursed	0.07%(g)	0.07%	0.06%	0.05%	0.05%	0.05%(g)
Net investment income	1.92%(g)	2.22%	2.06%	2.36%	1.72%	1.06%(g)
Supplemental Data
Net assets, end of period (000)	$192	$184	$127	$105	$131	$96
Portfolio turnover rate	9%	18%	15%	15%	11%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.
46
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund (continued)
	Investor A
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$13.75	$10.74	$10.12	$13.05	$9.62	$10.00
Net investment income(b)	0.11	0.26	0.20	0.24	0.17	0.02
Net realized and unrealized gain (loss)	(0.05)	2.85	0.62	(2.84)	3.44	(0.39)
Net increase (decrease) from investment operations	0.06	3.11	0.82	(2.60)	3.61	(0.37)
Distributions(c)
From net investment income	(0.22)	(0.10)	(0.20)	(0.25)	(0.18)	(0.01)
From net realized gain	(0.08)	—	—	(0.08)	—	—
Total distributions	(0.30)	(0.10)	(0.20)	(0.33)	(0.18)	(0.01)
Net asset value, end of period	$13.51	$13.75	$10.74	$10.12	$13.05	$9.62
Total Return(d)
Based on net asset value	0.39%(e)	29.09%	8.03%	(20.27)%	37.74%	(3.66)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.79%(g)	0.87%	1.06%	1.23%	1.42%	2.23%(g)(h)
Total expenses after fees waived and/or reimbursed	0.32%(g)	0.32%	0.31%	0.30%	0.30%	0.30%(g)
Net investment income	1.62%(g)	2.04%	1.81%	2.11%	1.40%	0.81%(g)
Supplemental Data
Net assets, end of period (000)	$1,563	$1,025	$803	$693	$365	$96
Portfolio turnover rate	9%	18%	15%	15%	11%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.
Financial Highlights
47

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund (continued)
	Class K
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$13.81	$10.75	$10.13	$13.06	$9.62	$10.00
Net investment income(b)	0.14	0.28	0.24	0.28	0.21	0.02
Net realized and unrealized gain (loss)	(0.07)	2.89	0.61	(2.85)	3.44	(0.38)
Net increase (decrease) from investment operations	0.07	3.17	0.85	(2.57)	3.65	(0.36)
Distributions(c)
From net investment income	(0.26)	(0.11)	(0.23)	(0.28)	(0.21)	(0.02)
From net realized gain	(0.08)	—	—	(0.08)	—	—
Total distributions	(0.34)	(0.11)	(0.23)	(0.36)	(0.21)	(0.02)
Net asset value, end of period	$13.54	$13.81	$10.75	$10.13	$13.06	$9.62
Total Return(d)
Based on net asset value	0.44%(e)	29.62%	8.34%	(20.03)%	38.15%	(3.63)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.49%(g)	0.56%	0.76%	0.93%	1.16%	1.93%(g)(h)
Total expenses after fees waived and/or reimbursed	0.02%(g)	0.02%	0.01%	— %	— %	— %(g)
Net investment income	2.05%(g)	2.20%	2.12%	2.49%	1.77%	1.11%(g)
Supplemental Data
Net assets, end of period (000)	$7,603	$5,812	$3,205	$2,574	$2,351	$1,732
Portfolio turnover rate	9%	18%	15%	15%	11%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
48
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund
	Institutional
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$14.16	$10.90	$10.21	$13.22	$9.61	$10.00
Net investment income(b)	0.13	0.28	0.22	0.27	0.20	0.02
Net realized and unrealized gain (loss)	(0.10)	3.09	0.69	(2.93)	3.61	(0.39)
Net increase (decrease) from investment operations	0.03	3.37	0.91	(2.66)	3.81	(0.37)
Distributions(c)
From net investment income	(0.26)	(0.11)	(0.22)	(0.27)	(0.20)	(0.02)
From net realized gain	(0.08)	—	—	(0.08)	—	—
Total distributions	(0.34)	(0.11)	(0.22)	(0.35)	(0.20)	(0.02)
Net asset value, end of period	$13.85	$14.16	$10.90	$10.21	$13.22	$9.61
Total Return(d)
Based on net asset value	0.16%(e)	31.03%	8.84%	(20.46)%	39.90%	(3.73)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.53%(g)	0.57%	0.77%	1.01%	1.21%	1.98%(g)(h)
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.06%	0.06%	0.05%	0.05%	0.05%(g)
Net investment income	1.83%(g)	2.10%	1.97%	2.31%	1.68%	1.05%(g)
Supplemental Data
Net assets, end of period (000)	$216	$204	$131	$108	$132	$96
Portfolio turnover rate	14%	16%	15%	14%	8%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.
Financial Highlights
49

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund (continued)
	Investor A
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$14.12	$10.88	$10.21	$13.21	$9.61	$10.00
Net investment income(b)	0.11	0.26	0.20	0.22	0.17	0.02
Net realized and unrealized gain (loss)	(0.11)	3.08	0.66	(2.90)	3.61	(0.40)
Net increase (decrease) from investment operations	—	3.34	0.86	(2.68)	3.78	(0.38)
Distributions(c)
From net investment income	(0.22)	(0.10)	(0.19)	(0.24)	(0.18)	(0.01)
From net realized gain	(0.08)	—	—	(0.08)	—	—
Total distributions	(0.30)	(0.10)	(0.19)	(0.32)	(0.18)	(0.01)
Net asset value, end of period	$13.82	$14.12	$10.88	$10.21	$13.21	$9.61
Total Return(d)
Based on net asset value	(0.04)%(e)	30.84%	8.42%	(20.58)%	39.49%	(3.76)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.78%(g)	0.83%	1.01%	1.26%	1.44%	2.23%(g)(h)
Total expenses after fees waived and/or reimbursed	0.31%(g)	0.31%	0.31%	0.30%	0.30%	0.30%(g)
Net investment income	1.58%(g)	1.99%	1.75%	1.92%	1.41%	0.81%(g)
Supplemental Data
Net assets, end of period (000)	$898	$851	$679	$263	$243	$96
Portfolio turnover rate	14%	16%	15%	14%	8%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.
50
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund (continued)
	Class K
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$14.17	$10.90	$10.21	$13.22	$9.61	$10.00
Net investment income(b)	0.13	0.28	0.23	0.28	0.21	0.02
Net realized and unrealized gain (loss)	(0.10)	3.10	0.68	(2.94)	3.61	(0.39)
Net increase (decrease) from investment operations	0.03	3.38	0.91	(2.66)	3.82	(0.37)
Distributions(c)
From net investment income	(0.27)	(0.11)	(0.22)	(0.27)	(0.21)	(0.02)
From net realized gain	(0.08)	—	—	(0.08)	—	—
Total distributions	(0.35)	(0.11)	(0.22)	(0.35)	(0.21)	(0.02)
Net asset value, end of period	$13.85	$14.17	$10.90	$10.21	$13.22	$9.61
Total Return(d)
Based on net asset value	0.15%(e)	31.14%	8.89%	(20.41)%	39.96%	(3.72)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.48%(g)	0.52%	0.72%	0.94%	1.16%	1.93%(g)(h)
Total expenses after fees waived and/or reimbursed	0.01%(g)	0.01%	0.01%	— %	— %	— %(g)
Net investment income	1.88%(g)	2.11%	2.04%	2.46%	1.74%	1.11%(g)
Supplemental Data
Net assets, end of period (000)	$8,271	$6,939	$3,867	$3,027	$2,379	$1,730
Portfolio turnover rate	14%	16%	15%	14%	8%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
Financial Highlights
51

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund
	Institutional
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$14.24	$10.90	$10.21	$13.25	$9.61	$10.00
Net investment income(b)	0.12	0.27	0.21	0.27	0.21	0.02
Net realized and unrealized gain (loss)	(0.11)	3.18	0.71	(2.93)	3.63	(0.39)
Net increase (decrease) from investment operations	0.01	3.45	0.92	(2.66)	3.84	(0.37)
Distributions(c)
From net investment income	(0.23)	(0.11)	(0.22)	(0.27)	(0.20)	(0.02)
From net realized gain	(0.09)	(0.00)(d)	(0.01)	(0.11)	—	—
Total distributions	(0.32)	(0.11)	(0.23)	(0.38)	(0.20)	(0.02)
Net asset value, end of period	$13.93	$14.24	$10.90	$10.21	$13.25	$9.61
Total Return(e)
Based on net asset value	0.03%(f)	31.80%	8.91%	(20.47)%	40.22%	(3.73)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.66%(h)	0.77%	1.00%	1.11%	1.22%	1.98%(h)(i)
Total expenses after fees waived and/or reimbursed	0.06%(h)	0.06%	0.06%	0.05%	0.05%	0.05%(h)
Net investment income	1.74%(h)	2.05%	1.86%	2.33%	1.69%	1.06%(h)
Supplemental Data
Net assets, end of period (000)	$278	$222	$158	$106	$133	$96
Portfolio turnover rate	15%	13%	14%	15%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.
52
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund (continued)
	Investor A
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$14.21	$10.90	$10.20	$13.25	$9.60	$10.00
Net investment income(b)	0.11	0.24	0.19	0.24	0.18	0.02
Net realized and unrealized gain (loss)	(0.12)	3.17	0.71	(2.94)	3.65	(0.41)
Net increase (decrease) from investment operations	(0.01)	3.41	0.90	(2.70)	3.83	(0.39)
Distributions(c)
From net investment income	(0.20)	(0.10)	(0.19)	(0.24)	(0.18)	(0.01)
From net realized gain	(0.09)	(0.00)(d)	(0.01)	(0.11)	—	—
Total distributions	(0.29)	(0.10)	(0.20)	(0.35)	(0.18)	(0.01)
Net asset value, end of period	$13.91	$14.21	$10.90	$10.20	$13.25	$9.60
Total Return(e)
Based on net asset value	(0.11)%(f)	31.45%	8.76%	(20.74)%	40.05%	(3.86)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.91%(h)	1.02%	1.25%	1.36%	1.47%	2.23%(h)(i)
Total expenses after fees waived and/or reimbursed	0.31%(h)	0.31%	0.31%	0.30%	0.30%	0.30%(h)
Net investment income	1.50%(h)	1.83%	1.67%	2.06%	1.44%	0.81%(h)
Supplemental Data
Net assets, end of period (000)	$271	$252	$185	$148	$175	$96
Portfolio turnover rate	15%	13%	14%	15%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.
Financial Highlights
53

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund (continued)
	Class K
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$14.24	$10.90	$10.21	$13.25	$9.61	$10.00
Net investment income(b)	0.13	0.27	0.22	0.28	0.21	0.02
Net realized and unrealized gain (loss)	(0.10)	3.18	0.70	(2.93)	3.64	(0.39)
Net increase (decrease) from investment operations	0.03	3.45	0.92	(2.65)	3.85	(0.37)
Distributions(c)
From net investment income	(0.25)	(0.11)	(0.22)	(0.28)	(0.21)	(0.02)
From net realized gain	(0.09)	(0.00)(d)	(0.01)	(0.11)	—	—
Total distributions	(0.34)	(0.11)	(0.23)	(0.39)	(0.21)	(0.02)
Net asset value, end of period	$13.93	$14.24	$10.90	$10.21	$13.25	$9.61
Total Return(e)
Based on net asset value	0.11%(f)	31.82%	8.97%	(20.43)%	40.29%	(3.72)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.72%	0.95%	1.06%	1.18%	1.93%(h)(i)
Total expenses after fees waived and/or reimbursed	0.01%(h)	0.01%	0.01%	— %	— %	— %(h)
Net investment income	1.91%(h)	2.05%	1.98%	2.43%	1.74%	1.11%(h)
Supplemental Data
Net assets, end of period (000)	$6,018	$4,345	$2,748	$2,296	$2,385	$1,729
Portfolio turnover rate	15%	13%	14%	15%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
54
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund
	Institutional
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$14.31	$10.95	$10.24	$13.25	$9.61	$10.00
Net investment income(b)	0.12	0.27	0.22	0.27	0.20	0.02
Net realized and unrealized gain (loss)	(0.12)	3.19	0.70	(2.95)	3.65	(0.39)
Net increase (decrease) from investment operations	—	3.46	0.92	(2.68)	3.85	(0.37)
Distributions(c)
From net investment income	(0.26)	(0.10)	(0.21)	(0.26)	(0.21)	(0.02)
From net realized gain	(0.08)	—	—	(0.07)	—	—
Total distributions	(0.34)	(0.10)	(0.21)	(0.33)	(0.21)	(0.02)
Net asset value, end of period	$13.97	$14.31	$10.95	$10.24	$13.25	$9.61
Total Return(d)
Based on net asset value	(0.08)%(e)	31.78%	8.96%	(20.53)%	40.24%	(3.73)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.62%(g)	0.67%	0.90%	1.04%	1.19%	1.98%(g)(h)
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.06%	0.06%	0.05%	0.05%	0.05%(g)
Net investment income	1.67%(g)	2.04%	1.94%	2.31%	1.66%	1.05%(g)
Supplemental Data
Net assets, end of period (000)	$377	$345	$216	$159	$196	$96
Portfolio turnover rate	9%	14%	14%	20%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.
Financial Highlights
55

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund (continued)
	Investor A
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$14.26	$10.93	$10.23	$13.24	$9.60	$10.00
Net investment income(b)	0.10	0.25	0.18	0.24	0.18	0.02
Net realized and unrealized gain (loss)	(0.11)	3.18	0.71	(2.94)	3.64	(0.41)
Net increase (decrease) from investment operations	(0.01)	3.43	0.89	(2.70)	3.82	(0.39)
Distributions(c)
From net investment income	(0.23)	(0.10)	(0.19)	(0.24)	(0.18)	(0.01)
From net realized gain	(0.08)	—	—	(0.07)	—	—
Total distributions	(0.31)	(0.10)	(0.19)	(0.31)	(0.18)	(0.01)
Net asset value, end of period	$13.94	$14.26	$10.93	$10.23	$13.24	$9.60
Total Return(d)
Based on net asset value	(0.18)%(e)	31.52%	8.68%	(20.75)%	40.02%	(3.86)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.87%(g)	0.92%	1.15%	1.30%	1.41%	2.23%(g)(h)
Total expenses after fees waived and/or reimbursed	0.31%(g)	0.31%	0.31%	0.30%	0.30%	0.30%(g)
Net investment income	1.47%(g)	1.87%	1.58%	2.05%	1.42%	0.81%(g)
Supplemental Data
Net assets, end of period (000)	$1,466	$1,504	$859	$222	$351	$96
Portfolio turnover rate	9%	14%	14%	20%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.
56
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund (continued)
	Class K
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$14.32	$10.95	$10.24	$13.25	$9.61	$10.00
Net investment income(b)	0.13	0.28	0.22	0.27	0.21	0.02
Net realized and unrealized gain (loss)	(0.12)	3.20	0.71	(2.94)	3.64	(0.39)
Net increase (decrease) from investment operations	0.01	3.48	0.93	(2.67)	3.85	(0.37)
Distributions(c)
From net investment income	(0.27)	(0.11)	(0.22)	(0.27)	(0.21)	(0.02)
From net realized gain	(0.08)	—	—	(0.07)	—	—
Total distributions	(0.35)	(0.11)	(0.22)	(0.34)	(0.21)	(0.02)
Net asset value, end of period	$13.98	$14.32	$10.95	$10.24	$13.25	$9.61
Total Return(d)
Based on net asset value	(0.03)%(e)	31.89%	9.01%	(20.48)%	40.30%	(3.72)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.57%(g)	0.62%	0.85%	0.99%	1.15%	1.93%(g)(h)
Total expenses after fees waived and/or reimbursed	0.01%(g)	0.01%	0.01%	— %	— %	— %(g)
Net investment income	1.81%(g)	2.08%	1.98%	2.37%	1.75%	1.11%(g)
Supplemental Data
Net assets, end of period (000)	$4,954	$4,229	$2,761	$2,370	$2,385	$1,729
Portfolio turnover rate	9%	14%	14%	20%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
Financial Highlights
57

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund
	Institutional
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$14.19	$10.90	$10.21	$13.25	$9.61	$10.00
Net investment income(b)	0.12	0.27	0.22	0.27	0.21	0.02
Net realized and unrealized gain (loss)	(0.11)	3.18	0.71	(2.93)	3.64	(0.39)
Net increase (decrease) from investment operations	0.01	3.45	0.93	(2.66)	3.85	(0.37)
Distributions(c)
From net investment income	(0.26)	(0.11)	(0.22)	(0.27)	(0.21)	(0.02)
From net realized gain	(0.10)	(0.05)	(0.02)	(0.11)	—	—
Total distributions	(0.36)	(0.16)	(0.24)	(0.38)	(0.21)	(0.02)
Net asset value, end of period	$13.84	$14.19	$10.90	$10.21	$13.25	$9.61
Total Return(d)
Based on net asset value	(0.01)%(e)	31.91%	9.03%	(20.46)%	40.24%	(3.73)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.81%(g)	0.87%	1.17%	1.18%	1.22%	1.98%(g)(h)
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.06%	0.06%	0.05%	0.05%	0.05%(g)
Net investment income	1.74%(g)	2.06%	1.96%	2.31%	1.70%	1.04%(g)
Supplemental Data
Net assets, end of period (000)	$150	$149	$114	$103	$132	$96
Portfolio turnover rate	9%	11%	15%	15%	10%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.
58
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund (continued)
	Investor A
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$14.15	$10.89	$10.21	$13.24	$9.60	$10.00
Net investment income(b)	0.10	0.23	0.18	0.24	0.17	0.02
Net realized and unrealized gain (loss)	(0.11)	3.19	0.71	(2.92)	3.65	(0.41)
Net increase (decrease) from investment operations	(0.01)	3.42	0.89	(2.68)	3.82	(0.39)
Distributions(c)
From net investment income	(0.23)	(0.11)	(0.19)	(0.24)	(0.18)	(0.01)
From net realized gain	(0.10)	(0.05)	(0.02)	(0.11)	—	—
Total distributions	(0.33)	(0.16)	(0.21)	(0.35)	(0.18)	(0.01)
Net asset value, end of period	$13.81	$14.15	$10.89	$10.21	$13.24	$9.60
Total Return(d)
Based on net asset value	(0.15)%(e)	31.60%	8.71%	(20.59)%	39.95%	(3.85)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.06%(g)	1.11%	1.41%	1.43%	1.47%	2.23%(g)(h)
Total expenses after fees waived and/or reimbursed	0.31%(g)	0.31%	0.31%	0.30%	0.30%	0.30%(g)
Net investment income	1.46%(g)	1.74%	1.64%	2.05%	1.43%	0.80%(g)
Supplemental Data
Net assets, end of period (000)	$1,099	$1,057	$463	$160	$155	$96
Portfolio turnover rate	9%	11%	15%	15%	10%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.
Financial Highlights
59

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund (continued)
	Class K
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$14.19	$10.90	$10.21	$13.25	$9.61	$10.00
Net investment income(b)	0.13	0.28	0.23	0.27	0.21	0.02
Net realized and unrealized gain (loss)	(0.11)	3.17	0.70	(2.92)	3.64	(0.39)
Net increase (decrease) from investment operations	0.02	3.45	0.93	(2.65)	3.85	(0.37)
Distributions(c)
From net investment income	(0.27)	(0.11)	(0.22)	(0.28)	(0.21)	(0.02)
From net realized gain	(0.10)	(0.05)	(0.02)	(0.11)	—	—
Total distributions	(0.37)	(0.16)	(0.24)	(0.39)	(0.21)	(0.02)
Net asset value, end of period	$13.84	$14.19	$10.90	$10.21	$13.25	$9.61
Total Return(d)
Based on net asset value	0.05%(e)	31.92%	9.08%	(20.42)%	40.31%	(3.72)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.76%(g)	0.82%	1.12%	1.13%	1.17%	1.93%(g)(h)
Total expenses after fees waived and/or reimbursed	0.01%(g)	0.01%	0.01%	— %	— %	— %(g)
Net investment income	1.83%(g)	2.12%	2.01%	2.36%	1.75%	1.10%(g)
Supplemental Data
Net assets, end of period (000)	$3,256	$2,863	$2,101	$1,881	$2,385	$1,729
Portfolio turnover rate	9%	11%	15%	15%	10%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
60
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2070 Fund
	Institutional
	Six Months Ended 04/30/25 (unaudited)	Period from 09/24/24(a) to 10/31/24

Net asset value, beginning of period	$9.79	$10.00
Net investment income(b)	0.09	0.03
Net realized and unrealized loss	(0.08)	(0.24)
Net increase (decrease) from investment operations	0.01	(0.21)
Distributions
From net investment income	(0.12)	—
From net realized gain	(0.06)	—
Total distributions	(0.18)	—
Net asset value, end of period	$9.62	$9.79
Total Return(c)
Based on net asset value	(0.01)%(d)	(2.10)%(d)
Ratios to Average Net Assets(e)
Total expenses	1.61%(f)	1.27%(f)(g)
Total expenses after fees waived and/or reimbursed	0.06%(f)	0.06%(f)
Net investment income	1.82%(f)	3.27%(f)
Supplemental Data
Net assets, end of period (000)	$96	$98
Portfolio turnover rate	8%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 7.65%.

See notes to financial statements.
Financial Highlights
61

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock LifePath® ESG Index 2070 Fund (continued)
Investor A
	Six Months Ended 04/30/25 (unaudited)	Period from 09/24/24(a) to 10/31/24

Net asset value, beginning of period	$9.79	$10.00
Net investment income(b)	0.08	0.03
Net realized and unrealized loss	(0.09)	(0.24)
Net decrease from investment operations	(0.01)	(0.21)
Distributions
From net investment income	(0.11)	—
From net realized gain	(0.06)	—
Total distributions	(0.17)	—
Net asset value, end of period	$9.61	$9.79
Total Return(c)
Based on net asset value	(0.18)%(d)	(2.10)%(d)
Ratios to Average Net Assets(e)
Total expenses	1.86%(f)	1.52%(f)(g)
Total expenses after fees waived and/or reimbursed	0.31%(f)	0.30%(f)
Net investment income	1.57%(f)	3.02%(f)
Supplemental Data
Net assets, end of period (000)	$96	$98
Portfolio turnover rate	8%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 7.90%.

See notes to financial statements.
62
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2070 Fund (continued)
	Class K
	Six Months Ended 04/30/25 (unaudited)	Period from 09/24/24(a) to 10/31/24

Net asset value, beginning of period	$9.79	$10.00
Net investment income(b)	0.09	0.03
Net realized and unrealized loss	(0.08)	(0.24)
Net increase (decrease) from investment operations	0.01	(0.21)
Distributions
From net investment income	(0.12)	—
From net realized gain	(0.06)	—
Total distributions	(0.18)	—
Net asset value, end of period	$9.62	$9.79
Total Return(c)
Based on net asset value	0.01%(d)	(2.10)%(d)
Ratios to Average Net Assets(e)
Total expenses	1.56%(f)	1.23%(f)(g)
Total expenses after fees waived and/or reimbursed	0.01%(f)	0.01%(f)
Net investment income	1.87%(f)	3.31%(f)
Supplemental Data
Net assets, end of period (000)	$1,731	$1,762
Portfolio turnover rate	8%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 7.60%.

See notes to financial statements.
Financial Highlights
63

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® ESG Index Retirement Fund	LifePath ESG Index Retirement Fund	Diversified
BlackRock LifePath® ESG Index 2030 Fund	LifePath ESG Index 2030 Fund	Diversified
BlackRock LifePath® ESG Index 2035 Fund	LifePath ESG Index 2035 Fund	Diversified
BlackRock LifePath® ESG Index 2040 Fund	LifePath ESG Index 2040 Fund	Diversified
BlackRock LifePath® ESG Index 2045 Fund	LifePath ESG Index 2045 Fund	Diversified
BlackRock LifePath® ESG Index 2050 Fund	LifePath ESG Index 2050 Fund	Diversified
BlackRock LifePath® ESG Index 2055 Fund	LifePath ESG Index 2055 Fund	Diversified
BlackRock LifePath® ESG Index 2060 Fund	LifePath ESG Index 2060 Fund	Diversified
BlackRock LifePath® ESG Index 2065 Fund	LifePath ESG Index 2065 Fund	Diversified
BlackRock LifePath® ESG Index 2070 Fund	LifePath ESG Index 2070 Fund	Diversified
The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds.
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Prior Year Reorganization: The Board of LifePath ESG Index Retirement Fund (the “Acquiring Fund”) and the Board of BlackRock LifePath ESG Index 2025 Fund (the “Target Fund”) approved the reorganization of the Target Fund into the Acquiring Fund. As a result, the Acquiring Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Acquiring Fund.
Each shareholder of the Target Fund received shares of the Acquiring Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on October 4, 2024, less the costs of the Target Fund’s reorganization.
The reorganization was accomplished by a tax-free exchange of shares of the Acquiring Fund in the following amounts and at the following conversion ratios:
Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Acquiring Fund’s Share Class	Shares of the Acquiring Fund
Institutional	10,000	1.02552467	Institutional	10,255
Investor A	39,521	1.02705827	InvestorA	40,590
Class K	289,762	1.02514510	ClassK	297,048
The Target Fund’s net assets and composition of net assets on October 4, 2024, the valuation date of the reorganization, were as follows:
Target Fund
Net assets	$3,679,264
Paid-in-capital	3,414,526
Accumulated earnings	264,738
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets of the Acquiring Fund before the reorganization were $3,960,440. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $7,639,704. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:
Target Fund	Fair Value of Investments	Cost of Investments
LifePath ESG Index 2025 Fund	$ 3,693,120	$ 3,280,613
64
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

The purpose of these transactions was to combine two funds managed by the Manager with substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on October 7, 2024.
Assuming the reorganization had been completed on November 1, 2023, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the year ended October 31, 2024, were as follows:
• Net investment income (loss): $ 231,172
• Net realized and change in unrealized gain/loss on investments: $ 919,138
• Net increase/decrease in net assets resulting from operations: $ 1,150,310
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statements of Operations since October 7, 2024.
Reorganization costs incurred by LifePath ESG Index Retirement Fund in connection with the reorganization were expensed by LifePath ESG Index Retirement Fund. The Manager reimbursed the Fund $150,000, which is included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’ maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund.  Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Notes to Financial Statements
65

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
66
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath ESG Index Retirement Fund
Barclays Bank PLC	$ 137,605	$ (137,605)	$ —	$ —
BofA Securities, Inc.	1,193,090	(1,193,090)	—	—
J.P. Morgan Securities LLC	227,696	(227,696)	—	—
Pershing LLC	340	(340)	—	—
Wells Fargo Bank N.A.	133	(133)	—	—
Wells Fargo Securities LLC	175,692	(175,692)	—	—
	$ 1,734,556	$ (1,734,556)	$ —	$ —
LifePath ESG Index 2030 Fund
Barclays Bank PLC	$ 360,099	$ (360,099)	$ —	$ —
BNP Paribas SA	176,832	(176,832)	—	—
Citigroup Global Markets, Inc.	26,505	(26,505)	—	—
J.P. Morgan Securities LLC	198,935	(198,935)	—	—
Wells Fargo Bank N.A.	204,583	(204,583)	—	—
Wells Fargo Securities LLC	12,108	(12,108)	—	—
	$ 979,062	$ (979,062)	$ —	$ —
LifePath ESG Index 2035 Fund
Barclays Bank PLC	$ 52,100	$ (52,100)	$ —	$ —
BofA Securities, Inc.	70,273	(70,273)	—	—
Citigroup Global Markets, Inc.	342,446	(342,446)	—	—
J.P. Morgan Securities LLC	228,540	(228,540)	—	—
Wells Fargo Bank N.A.	67	(67)	—	—
	$ 693,426	$ (693,426)	$ —	$ —
LifePath ESG Index 2040 Fund
Barclays Bank PLC	$ 279,444	$ (279,444)	$ —	$ —
BNP Paribas SA	187,884	(187,884)	—	—
BofA Securities, Inc.	8,083	(8,083)	—	—
Citigroup Global Markets, Inc.	28,452	(28,452)	—	—
	$ 503,863	$ (503,863)	$ —	$ —
LifePath ESG Index 2045 Fund
Barclays Bank PLC	$ 267,078	$ (267,078)	$ —	$ —
BofA Securities, Inc.	14,342	(14,342)	—	—
Citigroup Global Markets, Inc.	2,286	(2,286)	—	—
Pershing LLC	13,117	(13,117)	—	—
Wells Fargo Bank N.A.	10,534	(10,534)	—	—
	$ 307,357	$ (307,357)	$ —	$ —
LifePath ESG Index 2050 Fund
Barclays Bank PLC	$ 99,645	$ (99,645)	$ —	$ —
BofA Securities, Inc.	25,561	(25,561)	—	—
Citigroup Global Markets, Inc.	11,432	(11,432)	—	—
	$ 136,638	$ (136,638)	$ —	$ —
LifePath ESG Index 2055 Fund
Barclays Bank PLC	$ 204,695	$ (204,695)	$ —	$ —
BofA Securities, Inc.	174,584	(174,584)	—	—
	$ 379,279	$ (379,279)	$ —	$ —
LifePath ESG Index 2060 Fund
Barclays Bank PLC	$ 57,463	$ (57,463)	$ —	$ —
BofA Securities, Inc.	160,281	(160,281)	—	—
Citigroup Global Markets, Inc.	6,097	(6,097)	—	—
J.P. Morgan Securities LLC	258,989	(258,989)	—	—
Wells Fargo Bank N.A.	1,330	(1,330)	—	—
	$ 484,160	$ (484,160)	$ —	$ —
LifePath ESG Index 2065 Fund
Barclays Bank PLC	$ 3,843	$ (3,843)	$ —	$ —
BofA Securities, Inc.	20,423	(20,423)	—	—
Citigroup Global Markets, Inc.	10,670	(10,670)	—	—
Wells Fargo Bank N.A.	134,729	(134,729)	—	—
	$ 169,665	$ (169,665)	$ —	$ —
Notes to Financial Statements
67

Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath ESG Index 2070 Fund
BofA Securities, Inc.	$ 66,085	$ (66,085)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.
Service Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended April 30, 2025, the following table shows the class specific service fees borne directly by each share class of each Fund:
Fund Name	Investor A
LifePath ESG Index Retirement Fund	$ 1,130
LifePath ESG Index 2030 Fund	1,773
LifePath ESG Index 2035 Fund	445
LifePath ESG Index 2040 Fund	508
LifePath ESG Index 2045 Fund	1,493
LifePath ESG Index 2050 Fund	1,055
LifePath ESG Index 2055 Fund	329
LifePath ESG Index 2060 Fund	1,893
LifePath ESG Index 2065 Fund	1,379
LifePath ESG Index 2070 Fund	122
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.20% based on the average daily net assets of each Fund’s Institutional and Investor A Shares and 0.15% of the average daily net assets of each Fund’s Class K Shares.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance.
68
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Class K	Total
LifePath ESG Index Retirement Fund	$ 209	$ 904	$ 4,898	$ 6,011
LifePath ESG Index 2030 Fund	121	1,418	3,333	4,872
LifePath ESG Index 2035 Fund	159	355	3,321	3,835
LifePath ESG Index 2040 Fund	422	406	8,300	9,128
LifePath ESG Index 2045 Fund	188	1,195	5,334	6,717
LifePath ESG Index 2050 Fund	210	844	5,886	6,940
LifePath ESG Index 2055 Fund	231	263	4,228	4,722
LifePath ESG Index 2060 Fund	367	1,515	3,573	5,455
LifePath ESG Index 2065 Fund	149	1,103	2,348	3,600
LifePath ESG Index 2070 Fund	97	97	1,315	1,509
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended April 30, 2025, the Funds did not pay any amounts to affiliates in return for these services.
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index Retirement Fund	$ 7
LifePath ESG Index 2030 Fund	9
LifePath ESG Index 2035 Fund	9
LifePath ESG Index 2040 Fund	17
LifePath ESG Index 2045 Fund	15
LifePath ESG Index 2050 Fund	13
LifePath ESG Index 2055 Fund	12
LifePath ESG Index 2060 Fund	10
LifePath ESG Index 2065 Fund	5
LifePath ESG Index 2070 Fund	2
The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2026. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index Retirement Fund	$ 5,256
LifePath ESG Index 2030 Fund	4,518
LifePath ESG Index 2035 Fund	4,016
LifePath ESG Index 2040 Fund	10,286
LifePath ESG Index 2045 Fund	7,752
LifePath ESG Index 2050 Fund	8,426
LifePath ESG Index 2055 Fund	5,888
LifePath ESG Index 2060 Fund	6,395
LifePath ESG Index 2065 Fund	4,223
LifePath ESG Index 2070 Fund	1,888
The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of BAL and BFA have contractually agreed to reimburse the Funds or provide an offsetting credit for such Independent Expenses through June 30, 2035. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2025, the Funds waived the following amounts:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index Retirement Fund	$ 10,287
LifePath ESG Index 2030 Fund	12,271
LifePath ESG Index 2035 Fund	12,271
LifePath ESG Index 2040 Fund	12,367
LifePath ESG Index 2045 Fund	12,271
Notes to Financial Statements
69

Notes to Financial Statements (unaudited) (continued)

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index 2050 Fund	$ 12,367
LifePath ESG Index 2055 Fund	12,271
LifePath ESG Index 2060 Fund	12,271
LifePath ESG Index 2065 Fund	12,271
LifePath ESG Index 2070 Fund	13,153
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended April 30, 2025, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
LifePath ESG Index Retirement Fund	$ 941
LifePath ESG Index 2030 Fund	741
LifePath ESG Index 2035 Fund	708
LifePath ESG Index 2040 Fund	1,742
LifePath ESG Index 2045 Fund	1,405
LifePath ESG Index 2050 Fund	1,266
LifePath ESG Index 2055 Fund	964
LifePath ESG Index 2060 Fund	896
LifePath ESG Index 2065 Fund	695
LifePath ESG Index 2070 Fund	164
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.
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Notes to Financial Statements (unaudited) (continued)

6.
 PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments in the Underlying Funds, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
LifePath ESG Index Retirement Fund	$1,090,570	$1,508,330
LifePath ESG Index 2030 Fund	1,525,082	1,211,678
LifePath ESG Index 2035 Fund	1,978,698	489,178
LifePath ESG Index 2040 Fund	3,487,013	1,359,663
LifePath ESG Index 2045 Fund	3,235,967	796,833
LifePath ESG Index 2050 Fund	2,784,570	1,294,375
LifePath ESG Index 2055 Fund	2,786,857	900,880
LifePath ESG Index 2060 Fund	1,478,322	573,077
LifePath ESG Index 2065 Fund	875,888	392,016
LifePath ESG Index 2070 Fund	156,650	151,677
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath ESG Index Retirement Fund	$ 8,411,829	$ 758,732	$ (239,786)	$ 518,946
LifePath ESG Index 2030 Fund	6,705,591	824,325	(214,568)	609,757
LifePath ESG Index 2035 Fund	5,665,454	660,491	(91,532)	568,959
LifePath ESG Index 2040 Fund	11,437,414	1,351,077	(147,793)	1,203,284
LifePath ESG Index 2045 Fund	8,468,385	1,274,922	(67,710)	1,207,212
LifePath ESG Index 2050 Fund	8,007,152	1,572,080	(54,166)	1,517,914
LifePath ESG Index 2055 Fund	5,951,338	1,035,734	(32,628)	1,003,106
LifePath ESG Index 2060 Fund	6,016,902	1,314,416	(37,776)	1,276,640
LifePath ESG Index 2065 Fund	3,758,073	950,259	(24,877)	925,382
LifePath ESG Index 2070 Fund	2,080,127	7,411	(74,057)	(66,646)
8.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended April 30, 2025, the Funds did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
Notes to Financial Statements
71

Notes to Financial Statements (unaudited) (continued)

(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index Retirement Fund
Institutional
Shares issued in reorganization	—	$ —	10,255	$ 108,480
	—	$ —	10,255	$ 108,480
Investor A
Shares sold	584	$ 5,911	38,973	$ 418,432
Shares issued in reinvestment of distributions	974	10,027	726	7,673
Shares issued in reorganization	—	—	40,590	428,430
Shares redeemed	(40,876)	(404,724)	(2,574)	(25,977)
	(39,318)	$ (388,786)	77,715	$ 828,558
Class K
Shares sold	70,991	$ 749,905	33,766	$ 343,185
Shares issued in reinvestment of distributions	4,033	41,580	3,413	35,298
Shares issued in reorganization	—	—	297,048	3,142,354
Shares redeemed	(77,220)	(791,086)	(15,483)	(163,958)
	(2,196)	$ 399	318,744	$ 3,356,879
	(41,514)	$ (388,387)	406,714	$ 4,293,917
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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2030 Fund
Institutional
Shares sold	—	$ —	911	$ 9,959
Shares issued in reinvestment of distributions	33	383	6	66
Shares redeemed	(1)	(14)	(955)	(11,259)
	32	$ 369	(38)	$ (1,234)
Investor A
Shares sold	2,552	$ 28,803	19,204	$ 202,774
Shares issued in reinvestment of distributions	6,084	68,628	1,070	11,543
Shares redeemed	(5)	(60)	(13,518)	(146,399)
	8,631	$ 97,371	6,756	$ 67,918
Class K
Shares sold	118,718	$ 1,359,803	210,247	$ 2,300,363
Shares issued in reinvestment of distributions	10,516	118,721	2,341	25,258
Shares redeemed	(86,765)	(1,006,608)	(249,978)	(2,783,009)
	42,469	$ 471,916	(37,390)	$ (457,388)
	51,132	$ 569,656	(30,672)	$ (390,704)

	Six Months Ended 04/30/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2035 Fund
Institutional
Shares sold	—	$ —	909	$ 11,000
Shares issued in reinvestment of distributions	84	1,029	172	1,915
Shares redeemed	(190)	(2,300)	(11,149)	(126,083)
	(106)	$ (1,271)	(10,068)	$ (113,168)
Investor A
Shares sold	19,890	$ 238,162	4,290	$ 49,927
Shares issued in reinvestment of distributions	401	4,874	137	1,521
Shares redeemed	(5)	(60)	(23)	(265)
	20,286	$ 242,976	4,404	$ 51,183
Class K
Shares sold	120,191	$ 1,513,860	46,832	$ 543,085
Shares issued in reinvestment of distributions	5,713	69,590	1,215	13,486
Shares redeemed	(20,085)	(240,078)	(26,224)	(296,507)
	105,819	$ 1,343,372	21,823	$ 260,064
	125,999	$ 1,585,077	16,159	$ 198,079

	Six Months Ended 04/30/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2040 Fund
Institutional
Shares sold	1,433	$ 18,097	9,757	$ 120,150
Shares issued in reinvestment of distributions	1,525	19,649	166	1,953
Shares redeemed	(144)	(1,844)	(6,596)	(79,500)
	2,814	$ 35,902	3,327	$ 42,603
Investor A
Shares sold	6,570	$ 84,573	5,318	$ 60,518
Shares issued in reinvestment of distributions	1,309	16,843	149	1,746
Shares redeemed	(12)	(159)	(983)	(12,249)
	7,867	$ 101,257	4,484	$ 50,015
Notes to Financial Statements
73

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/25		Year Ended 10/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2040 Fund (continued)
Class K
Shares sold	211,159	$ 2,869,174	466,724	$ 5,641,097
Shares issued in reinvestment of distributions	43,223	556,276	3,840	45,118
Shares redeemed	(77,342)	(961,964)	(355,319)	(4,290,601)
	177,040	$ 2,463,486	115,245	$ 1,395,614
	187,721	$ 2,600,645	123,056	$ 1,488,232

	Six Months Ended 04/30/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2045 Fund
Institutional
Shares sold	797	$ 10,977	1,497	$ 19,177
Shares issued in reinvestment of distributions	85	1,175	18	224
Shares redeemed	(10)	(139)	(14)	(176)
	872	$ 12,013	1,501	$ 19,225
Investor A
Shares sold	39,928	$ 539,350	12,431	$ 148,199
Shares issued in reinvestment of distributions	1,592	21,920	602	7,281
Shares redeemed	(298)	(4,045)	(13,346)	(161,051)
	41,222	$ 557,225	(313)	$ (5,571)
Class K
Shares sold	150,975	$ 2,148,521	175,002	$ 2,164,058
Shares issued in reinvestment of distributions	8,710	120,200	1,175	14,227
Shares redeemed	(19,263)	(260,622)	(53,230)	(693,972)
	140,422	$ 2,008,099	122,947	$ 1,484,313
	182,516	$ 2,577,337	124,135	$ 1,497,967

	Six Months Ended 04/30/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2050 Fund
Institutional
Shares sold	1,061	$ 14,968	2,445	$ 31,780
Shares issued in reinvestment of distributions	112	1,594	21	256
Shares redeemed	(35)	(497)	(23)	(300)
	1,138	$ 16,065	2,443	$ 31,736
Investor A
Shares sold	6,995	$ 94,673	25,159	$ 299,217
Shares issued in reinvestment of distributions	1,065	15,096	576	7,093
Shares redeemed	(3,339)	(47,251)	(27,898)	(350,636)
	4,721	$ 62,518	(2,163)	$ (44,326)
Class K
Shares sold	161,164	$ 2,305,929	182,813	$ 2,355,023
Shares issued in reinvestment of distributions	9,832	139,518	1,623	20,015
Shares redeemed	(63,544)	(879,423)	(49,467)	(668,225)
	107,452	$ 1,566,024	134,969	$ 1,706,813
	113,311	$ 1,644,607	135,249	$ 1,694,223
74
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2055 Fund
Institutional
Shares sold	4,244	$ 56,962	1,083	$ 14,430
Shares issued in reinvestment of distributions	132	1,890	41	509
Shares redeemed	(14)	(202)	(23)	(311)
	4,362	$ 58,650	1,101	$ 14,628
Investor A
Shares sold	1,620	$ 22,597	2,678	$ 34,961
Shares issued in reinvestment of distributions	167	2,387	58	721
Shares redeemed	(11)	(160)	(1,954)	(24,179)
	1,776	$ 24,824	782	$ 11,503
Class K
Shares sold	165,551	$ 2,433,130	90,718	$ 1,166,130
Shares issued in reinvestment of distributions	5,345	76,492	648	7,998
Shares redeemed	(43,891)	(607,931)	(38,399)	(515,322)
	127,005	$ 1,901,691	52,967	$ 658,806
	133,143	$ 1,985,165	54,850	$ 684,937

	Six Months Ended 04/30/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2060 Fund
Institutional
Shares sold	3,301	$ 47,531	4,400	$ 58,806
Shares issued in reinvestment of distributions	362	5,194	83	1,025
Shares redeemed	(788)	(10,657)	(49)	(660)
	2,875	$ 42,068	4,434	$ 59,171
Investor A
Shares sold	4,025	$ 56,301	51,136	$ 634,853
Shares issued in reinvestment of distributions	2,025	29,038	761	9,430
Shares redeemed	(6,336)	(88,933)	(24,989)	(317,544)
	(286)	$ (3,594)	26,908	$ 326,739
Class K
Shares sold	66,850	$ 980,124	69,835	$ 920,813
Shares issued in reinvestment of distributions	3,799	54,590	657	8,154
Shares redeemed	(11,659)	(158,238)	(27,190)	(376,024)
	58,990	$ 876,476	43,302	$ 552,943
	61,579	$ 914,950	74,644	$ 938,853

	Six Months Ended 04/30/25		Year Ended 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2065 Fund
Institutional
Shares sold	325	$ 4,509	434	$ 6,071
Shares issued in reinvestment of distributions	13	182	6	75
Shares redeemed	(8)	(121)	(393)	(5,523)
	330	$ 4,570	47	$ 623
Investor A
Shares sold	6,252	$ 89,434	47,404	$ 586,780
Shares issued in reinvestment of distributions	1,552	22,046	584	7,181
Shares redeemed	(2,932)	(39,777)	(15,813)	(205,031)
	4,872	$ 71,703	32,175	$ 388,930
Notes to Financial Statements
75

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/25		Year Ended 10/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2065 Fund (continued)
Class K
Shares sold	37,269	$ 543,873	19,293	$ 254,307
Shares issued in reinvestment of distributions	1,153	16,391	187	2,298
Shares redeemed	(4,857)	(70,171)	(10,472)	(133,284)
	33,565	$ 490,093	9,008	$ 123,321
	38,767	$ 566,366	41,230	$ 512,874

	Six Months Ended 04/30/25		Period from 09/24/24(a) to 10/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2070 Fund
Institutional
Shares sold	—	$ —	10,010	$ 100,100
Shares redeemed	—	—	(10)	(100)
	—	$ —	10,000	$ 100,000
Investor A
Shares sold	—	$ —	10,010	$ 100,100
Shares redeemed	—	—	(10)	(100)
	—	$ —	10,000	$ 100,000
Class K
Shares sold	—	$ —	180,010	$ 1,800,100
Shares redeemed	—	—	(10)	(100)
	—	$ —	180,000	$ 1,800,000
	—	$ —	200,000	$ 2,000,000

(a)	Commencement of operations.
As of April 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Class K
LifePath ESG Index Retirement Fund	20,255	20,271	364,526
LifePath ESG Index 2030 Fund	10,000	10,000	180,000
LifePath ESG Index 2035 Fund	10,000	10,000	180,000
LifePath ESG Index 2040 Fund	10,483	10,458	188,820
LifePath ESG Index 2045 Fund	10,000	10,000	180,000
LifePath ESG Index 2050 Fund	10,000	10,000	180,000
LifePath ESG Index 2055 Fund	10,000	10,000	180,000
LifePath ESG Index 2060 Fund	10,000	10,000	180,000
LifePath ESG Index 2065 Fund	10,000	10,000	180,000
LifePath ESG Index 2070 Fund	10,000	10,000	180,000
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
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2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds for the Funds’ allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
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BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information
77

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
400 Howard Street
San Francisco, CA 94105
78
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Glossary of Terms Used in this Report
79

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: June 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: June 24, 2025